UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number: 811-04984

                            AMERICAN BEACON FUNDS
              (Exact name of registrant as specified in charter)

                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
            (Address of principal executive offices)-(Zip code)

                        William F. Quinn, PRESIDENT
                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
                  (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                  Date of fiscal year end: December 31, 2008

                  Date of reporting period: June 30, 2008


ITEM 1. REPORTS TO STOCKHOLDERS.

                         GUIDANCE | VISION | EXPERIENCE

(AMERICAN BEACON FUNDS(SM) LOGO)

Semi-Annual Report

                                   (GRAPHIC)

June 30, 2008

S&P 500 INDEX FUND
SMALL CAP INDEX FUND
INTERNATIONAL EQUITY INDEX FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Contents

President's Message................................................            1
Performance Overviews..............................................            2
American Beacon Funds
   Statements of Assets and Liabilities............................           10
   Statements of Operations........................................           11
   Statements of Changes in Net Assets.............................           12
   Notes to Financial Statements...................................           13
   Financial Highlights............................................           18
State Street Equity 500 Index Portfolio
   Portfolio of Investments........................................           22
   Statements of Assets and Liabilities............................           29
   Statement of Operations.........................................           30
   Statements of Changes in Net Assets.............................           31
   Financial Highlights............................................           32
   Notes to Financial Statements...................................           33
Master Small Cap Index Series
   Summary Schedule of Investments.................................           37
   Statement of Assets and Liabilities.............................           44
   Statement of Operations.........................................           45
   Statements of Changes in Net Assets.............................           46
   Financial Highlights............................................           46
   Notes to Financial Statements...................................           47
Master International Index Series
   Summary Schedule of Investments.................................           51
   Statements of Assets and Liabilities............................           56
   Statements of Operations........................................           57
   Statements of Changes in Net Assets.............................           58
   Financial Highlights............................................           58
   Notes to Financial Statements...................................           59
Additional Information.............................................   Back Cover


Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor's strategies and each Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds                                              June 30, 2008

                          (PHOTO OF WILLIAM F. QUINN)

FELLOW SHAREHOLDERS,

I am pleased to present to you the American Beacon S&P 500 Index Fund, Small Cap Index Fund and International Equity Index Fund Semi-Annual Report for the six months ended June 30, 2008.

The American Beacon S&P 500 Index Fund and Small Cap Index Fund, both Institutional Class, reported a total return of -12.03% and -9.33%, respectively, for this six-month period, with an expense ratio of 13 basis points (0.13%) and 20 basis points (0.20%) for its most recent fiscal year. The Institutional Class of the American Beacon International Equity Index Fund reported a total return of -10.77% for this six-month period, with an expense ratio of 19 basis points (0.19%) for its most recent fiscal year. This Fund beat the MSCI EAFE Index return for the same period by 19 basis points (0.19%).

During the period, the sub-prime mortgage crisis continued to cause uncertainties surrounding banks, investment banks and the entire financial system, resulting in an extraordinary amount of volatility. The Federal Reserve ("Fed") was challenged to fulfill its dual mandate of balancing the risks to both growth and inflation. Inflation concerns were mounting, but weak economic growth and turmoil in the financial markets limited the Fed's ability to raise interest rates in the near term to strengthen the U.S. dollar and counter inflation. We believe the Fund's fundamental value investment philosophy and lower than average expense ratio will continue to serve the Fund well over the longer term.

Please review the enclosed market overview, portfolio listings and detailed financial data. As always, we welcome the opportunity to serve your financial needs. To obtain further details about the American Beacon Funds family or to access your account information, please visit our website at www.americanbeaconfunds.com. Thank you for your continued confidence in the American Beacon Index Funds.

                                        Sincerely,


                                        /s/ William F. Quinn

                                        William F. Quinn
                                        President
                                        American Beacon Funds

Investing in foreign equities entails additional risk not associated with domestic equities, such as currency fluctuations, economic and political instability and differences in accounting standards. Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies.

DOMESTIC MARKET OVERVIEW
JUNE 30, 2008 (UNAUDITED)

     The continued financial industry turmoil and surging energy prices took their toll on the U.S. equity markets. After experiencing positive results in April and May, the markets resumed their downward spiral in June. The June sell-off knocked 10% off the Dow Jones Industrial Average, its worst June return since the Great Depression, as every member company posted negative returns. Broader market measures fared somewhat better, but all are in the red year-to-date.

     Performance by market capitalization has been mixed all year. Following the first quarter when return dispersion by market cap was very narrow, mid- and small capitalization companies were the clear leaders in the second quarter. Large company benchmarks fell hard as heavyweights like General Electric, AT&T and Bank of America posted double-digit losses.

     The general trends that have existed for some time at the sector level continued. As commodity prices have risen, Energy companies produced the best returns, followed by Utilities and Materials companies. On the flip side, Financial companies continued to suffer from credit and banking issues.

     Since mid-2007 when economic and equity market weakness became evident, growth companies have outperformed value companies every quarter except for the first quarter of 2008. The second quarter continued the theme of outperformance by growth companies across the market capitalization range.

PERFORMANCE OVERVIEW
AMERICAN BEACON S&P 500(R) INDEX FUND+
JUNE 30, 2008 (UNAUDITED)

     For the six months ended June 30, 2008, the total return of the Institutional Class of the American Beacon S&P 500 Index Fund was -12.03%, slightly below the S&P 500 Index return of -11.91% and the Lipper S&P 500 Objective Funds Index return of -12.00%.

                                         ANNUALIZED TOTAL RETURNS
                                          PERIODS ENDED 6/30/08
                                 ---------------------------------------
                                 6 MONTHS*   1 YEAR   5 YEARS   10 YEARS
                                 ---------   ------   -------   --------
Institutional Class(1,4) .....    -12.03%    -13.24%   7.42%      2.73%
PlanAhead Class(1,2,4)........    -12.24%    -13.69%   6.92%      2.29%
Lipper S&P 500 Objective Funds
   Index (3) .................    -12.00%    -13.29%   7.32%      2.61%
S&P 500 Index (3) ............    -11.91%    -13.12%   7.59%      2.88%

*    Not annualized

(1.) Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

(2.) A portion of the fees charged to the PlanAhead Class of the Fund was waived through 2002. Performance prior to waiving fees was lower than the actual returns shown for periods prior to 2002.

(3.) The Lipper S&P 500 Objective Funds Index tracks the results of the 30 largest mutual funds in the Lipper S&P 500 Objective Funds category. Lipper is an independent mutual fund research and ranking service. The S&P 500 Index is a market capitalization weighted index of common stocks publicly traded in the U.S. One cannot invest directly in an index.

(4.) The total annual Fund operating expense ratios set forth in the most recent prospectus for the Institutional and PlanAhead Class shares were 0.13% and 0.63%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report which are based on expenses incurred during the period covered by this report.

     Eight of the 10 economic sectors in the S&P 500 Index (the "Index") lost value during the first half of 2008. Energy stocks continued to be a bright spot, rising 8.9%. Company earnings were strong in the sector, aided by rising oil, natural gas and gasoline prices. Materials stocks managed a small gain of 1.2%. These companies were also assisted by strong commodity prices. Financials bore the brunt of the pain in the first half of 2008, falling 29.7%. Losses were widespread in the sector as the credit crunch and falling home prices took a heavy toll. Many financial companies took multi-billion dollar losses on bad loans and mortgage related instruments. Cyclical companies were also hit as consumers reduced spending in response to high commodity prices and fears of recession and inflation. Consumer Discretionary stocks fell 13.3% in the first half. The Information Technology, Telecommunication Services, Industrial, and Health Care sectors all took double digits falls as well.

     The two best performing stocks in the Index during the first half of 2008 were Big Lots and Nabors Industries. Big Lots was able to post a gain of over 95% as shoppers' greater focus on price led to a strong return for the discount retailer. Nabors owed its return of nearly 80% to the continued strong performance within the Energy sector during the first part of 2008.

     The two worst performing stocks during the first half of 2008 were Ambac Financial Group and Bear Stearns. Ambac Financial Group had a decline of over 92% while Bear Stearns posted a return of -89%. Both stocks were hurt by the continued credit crunch and concerns regarding mortgage losses.

     As of June 30, 2008, the Fund's largest sector weightings were Information Technology (16.4% of assets), Energy (16.2% of assets), and Financials (14.2% of assets), consistent with the top sectorweightings in the index.

     The investment manager continues to utilize a replication strategy, typically owning all 500 names in the S&P 500 Index in approximately the same weightings as the Index. Therefore, the Fund is expected to continue to meet its objective of closely tracking, before expenses, the return of its benchmark, the S&P 500 Index. Therefore,the

+ The S&P 500 Index Fund is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in this fund.

S&P is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use, "Standard and Poor's(R)", "S&P", "Standard & Poor's 500", "S&P 500" are all trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by State Street Bank and Trust Company.

Russell 1000, Russell 2000, Russell 1000 Growth, Russell 1000 Value, Russell 2000 Growth, and Russell 2000 Value Indexes are registered trademarks of Frank Russell Company.

PERFORMANCE OVERVIEW
AMERICAN BEACON S&P 500(R) INDEX FUND
JUNE 30, 2008 (UNAUDITED)

Fund is expected to continue to meet its objective of closely tracking, before expenses, the return of its benchmark, the S&P 500 Index.

TOP TEN HOLDINGS

                                                          % OF
                                                       EQUITIES*
                                                       ---------
Exxon Mobil Corp. ..................................      4.2%
General Electric Co. ...............................      2.4%
Microsoft Corp. ....................................      2.0%
AT&T, Inc. .........................................      1.8%
Chevron Corp. ......................................      1.8%
Procter & Gamble Co. ...............................      1.7%
Johnson & Johnson ..................................      1.6%
International Business Machines Corp. ..............      1.5%
Apple, Inc. ........................................      1.3%
ConocoPhillips .....................................      1.3%

*    Percent of the equities of State Street Equity 500 Index Portfolio

EQUITY SECTOR ALLOCATION

                                                          % OF
                                                       EQUITIES*
                                                       ---------
Information Technology..............................     16.5%
Energy..............................................     16.2%
Financials..........................................     14.2%
Health Care.........................................     11.9%
Industrials.........................................     11.1%
Consumer Staples....................................     10.8%
Consumer Discretionary..............................      8.1%
Utilities...........................................      4.0%
Materials...........................................      3.9%
Telecommunication Services..........................      3.3%

*    Percent of the equities of State Street Equity 500 Index Portfolio

PERFORMANCE OVERVIEW
AMERICAN BEACON SMALL CAP INDEX FUND(SM)
JUNE 30, 2008 (UNAUDITED)

     For the six months ended June 30, 2008, the total return of the Institutional Class of the American Beacon Small Cap Index Fund was -9.33%. The Fund's performance exceeded the Russell 2000(R) Index return of -9.37%, but substantially lagged the Lipper Small-Cap Core Funds Index return of -7.04%.

                                         ANNUALIZED TOTAL RETURNS
                                           PERIODS ENDED 6/30/08
                                 ----------------------------------------
                                                                   SINCE
                                                                INCEPTION
                                 6 MONTHS*   1 YEAR   5 YEARS   (7/31/00)
                                 ---------   ------   -------   ---------
Institutional Class(1,3) .....     -9.33%    -16.36%   10.07%     5.32%
Lipper Small-Cap Core Funds
   Index(2) ..................     -7.04%    -13.50%   11.07%     6.93%
Russell 2000 Index(2) ........     -9.37%    -16.19%   10.29%     5.47%

*    Not annualized

(1.) Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

(2.) The Lipper Small-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Small-Cap Core Funds category. Lipper is an independent mutual fund research and ranking service. The Russell 2000 Index is an unmanaged index comprising approximately 2,000 smaller-capitalization stocks from various industrial sectors. One cannot invest directly in an index.

(3.) The total annual Fund operating expense ratio set forth in the most recent prospectus for the Fund was 0.20%. The expense ratio above may vary from the expense ratio presented in other sections of this report which is based on expenses incurred during the period covered by this report.

     Nine of the ten sectors in the Russell 2000 Index (the "Index") lost ground during the semi-annual period. Only the Energy sector, up 45.4%, recorded a positive return. Telecommunication Services, Consumer Discretionary, and Financials were the weakest performing sectors, down 23.0%, 18.9% and 17.1%, respectively.

     The strongest performers among individual stocks in the Index included Goodrich Petroleum Corp., Finish Line, Inc. and Clayton Williams Energy, Inc., which were up 266.6%, 259.5% and 252.9%, respectively. Conversely, Superior Offshore International, down 95.0%, Fremont General Corp., down 94.6%, and Keryx Biopharmaceuticals, Inc., down 94.3%, recorded the most notable losses for the period.

     The Fund will continue to strive to meet its objective of closely replicating, before expenses, the return of its benchmark, the Russell 2000 Index. It does so by investing in a subset of the securities in the Index such that the characteristics of the portfolio closely track the characteristics of the Index.

TOP TEN HOLDINGS

                                                          % OF
                                                        EQUITIES*
                                                        ---------
Comstock Resources, Inc. ............................      0.4%
Alexion Pharmaceuticals, Inc. .......................      0.3%
Compass Minerals International, Inc. ................      0.3%
Energy Conversion Devices, Inc. .....................      0.3%
EXCO Resources, Inc. ................................      0.3%
GrafTech International Ltd. .........................      0.3%
Penn Virginia Corp. .................................      0.3%
W-H Energy Services, Inc. ...........................      0.3%
Berry Petroleum Co. (CI A)...........................      0.2%
ITC Holdings Corp. ..................................      0.2%

EQUITY SECTOR ALLOCATION

                                                          % OF
                                                        EQUITIES*
                                                        ---------
Financials...........................................     18.3%
Information Technology...............................     17.5%
Industrials..........................................     16.6%
Health Care..........................................     13.4%
Consumer Discretionary...............................     12.3%
Energy...............................................      9.3%
Materials............................................      4.6%
Utilities............................................      3.5%
Consumer Staples.....................................      3.2%
Telecommunication Services...........................      1.3%

*    Percent of equity portion of Master Small Cap Index Series

INTERNATIONAL MARKET OVERVIEW
JUNE 30, 2008 (UNAUDITED)

     The euphoria world markets basked in following the Bear Stearns purchase in mid-March evaporated by mid-May as investors realized that the sub-prime crisis was not only not over, but had been joined by hawkish inflation warnings by central bankers around the globe. June was the worst month of the period and caused the developed foreign markets to fall for the third straight quarter. The MSCI EAFE Index dropped by 11.0% for the six-month period. The U.S. dollar strengthened slightly in the second quarter and the EAFE Index fell less than 1% in local terms. However, for the six-month period, the EAFE Index was down 15.7% in local terms.

     The MSCI EAFE Growth Index outperformed the MSCI EAFE Value Index for the six months. The Growth Index was flat for the second quarter, while the Value Index dropped 4.6%. Asian markets outperformed European markets for the period.

     Given the negative performance of the Index, only four of the 21 EAFE markets produced positive returns in the second quarter, while only Norway (up 1.6%) was able to generate a positive return for the six-month period.

     Of the major markets, Japan was the top market for the second quarter (up 2.5%) and the six-month period (down 5.5%). The Netherlands was the worst major market for the second quarter (down 8.8%) and the six-month period (down 14.8%).

     Energy (up 17.5%) and Materials (up 9.6%) were the only two sectors with positive performance for the six-month period. Financials was the worst sector for the second quarter (down 10.7%) and the six-month period (down 20.1%).

PERFORMANCE OVERVIEW
AMERICAN BEACON INTERNATIONAL EQUITY INDEX FUND(SM)
JUNE 30, 2008 (UNAUDITED)

     For the six months ended June 30, 2008, the Institutional Class of the American Beacon International Equity Index Fund posted a total return of -10.77%, slightly above the MSCI EAFE Index (the "Index") return of -10.96% and ahead of the Lipper International Funds Index return of -11.15%.

                                                  ANNUALIZED TOTAL RETURNS
                                                    PERIODS ENDED 6/30/08
                                         -------------------------------------------
                                                                             SINCE
                                                                           INCEPTION
                                         6 MONTHS*    1 YEAR     5 YEARS   (7/31/00)
                                         ---------   ---------   -------   ---------
Institutional Class(1,3)..............    -10.77%    -10.76%      16.59%     4.77%
Lipper International Funds Index(2)...    -11.15%     -8.94%      16.91%     5.46%
MSCI EAFE Index(2)....................    -10.96%    -10.61%      16.65%     4.91%

*    Not annualized

(1.) Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

(2.) The Lipper International Funds Index tracks the results of the 30 largest mutual funds in the Lipper International Funds category. Lipper is an independent mutual fund research and ranking service. The MSCI EAFE Index is a market capitalization weighted index of international stock performance composed of equities from developed markets excluding the U.S. and Canada. Performance is that of the MSCI EAFE Index through 9/30/01, the MSCI Provisional EAFE Index from 10/1/01 through 5/31/02, and the MSCI EAFE Index thereafter. One cannot invest directly in an index.

(3.) The total annual Fund operating expense ratio set forth in the most recent prospectus for the Fund was 0.19%. The expense ratio above may vary from the expense ratio presented in other sections of this report, which is based on expenses incurred during the period covered by this report.

     Amid fears of economic recession resulting primarily from the threat of inflation, record-high oil and gasoline prices and the continued fallout from the troubled U.S. housing market, international equity markets generally lost ground during the first six months of 2008. The strongest performing countries were Bermuda, Luxembourg and Norway, up 29.0%, 26.5% and 1.3%, respectively. Conversely Greece, down 26.7%, New Zealand, down 26.2%, and Portugal, down 24.7%, posted the lowest returns for the period.

     Only two of the 10 sectors within the Index finished in positive territory. The Materials sector gained 6.0% and the Energy sector gained 5.1%, while Financials, Consumer Discretionary, and Telecommunication Services, down 19.8%, 16.5% and 15.9%, respectively, were the weakest performing sectors.

     The strongest performers among individual stocks in the Index during the period included K+S AG, Origin Energy Ltd., and Yara International ASA, which posted respective gains of 144.1%, 101.7% and 93.1%. At the other end of the spectrum, Babcock & Brown lost 69.3%, Yell Group plc was down 68.7% and Taylor Wimpey plc declined 66.5% making these the worst performing stocks in the Index for the semi-annual period.

     The Fund continues to pursue its objective of closely replicating, before expenses, the return of its benchmark, the MSCI EAFE Index. It does so by investing in a subset of the securities in the Index such that the characteristics of the portfolio closely track the characteristics of the Index.

PERFORMANCE OVERVIEW
AMERICAN BEACON INTERNATIONAL EQUITY INDEX FUND(SM)
JUNE 30, 2008 (UNAUDITED)

TOP TEN HOLDINGS

                                            % OF
                                          EQUITIES*
                                          ---------
BP plc ................................     1.8%
HSBC Holdings plc .....................     1.5%
Total S.A. ............................     1.5%
Nestle S.A. ...........................     1.4%
Vodafone Group plc ....................     1.3%
BHP Billiton Ltd. .....................     1.2%
Royal Dutch Shell plc (CI A) ..........     1.2%
E.ON AG ...............................     1.0%
Novartis AG ...........................     1.0%
Toyota Motor Corp. ....................     1.0%

EQUITY SECTOR ALLOCATION

                                            % OF
                                          EQUITIES*    EAFE
                                          ---------   -----
Financials ............................      25.1%    25.1%
Industrials ...........................      12.0%    12.0%
Materials .............................      11.9%    11.8%
Consumer Discretionary ................       9.7%     9.7%
Energy ................................       9.3%     9.3%
Consumer Staples ......................       8.1%     8.1%
Health Care ...........................       6.8%     6.8%
Utilities .............................       6.4%     6.4%
Telecommunication Services ............       5.6%     5.6%
Information Technology ................       5.1%     5.2%

*    Percent of equity portion of Master International Index Series

COUNTRY ALLOCATION

                                  (PIE CHART)

United Kingdom ........................   21.89%
Japan .................................   21.42%
France ................................   10.75%
Germany ...............................    9.11%
Switzerland ...........................    7.03%
Australia .............................    6.87%
Spain .................................    4.11%
Italy .................................    3.80%
Netherlands ...........................    2.56%
Sweden ................................    2.19%
Finland ...............................    1.56%
Hong Kong .............................    2.14%
Belgium ...............................    1.02%
Norway ................................    1.12%
Singapore .............................    1.10%
Denmark ...............................    1.02%
Ireland ...............................    0.57%
Greece ................................    0.66%
Austria ...............................    0.63%
Portugal ..............................    0.28%
New Zealand ...........................    0.09%

                                            % OF
                                          EQUITIES*    EAFE
                                          ---------   -----
United Kingdom ........................     21.9%     21.9%
Japan .................................     21.4%     21.4%
France ................................     10.7%     10.7%
Germany ...............................      9.1%      9.1%
Switzerland ...........................      7.0%      7.1%
Australia .............................      6.9%      6.8%
Spain .................................      4.1%      4.1%
Italy .................................      3.8%      3.8%
Netherlands ...........................      2.6%      2.6%
Sweden ................................      2.2%      2.2%
Hong Kong .............................      2.1%      2.1%
Finland ...............................      1.6%      1.6%
Singapore .............................      1.2%      1.2%
Norway ................................      1.1%      1.1%
Belgium ...............................      1.0%      1.0%
Denmark ...............................      1.0%      1.0%
Greece ................................      0.7%      0.7%
Austria ...............................      0.6%      0.6%
Ireland ...............................      0.6%      0.6%
Portugal ..............................      0.3%      0.3%
New Zealand ...........................      0.1%      0.1%

*    Percent of equity portion of Master International Index Series

FUND EXPENSES
JUNE 30, 2008 (UNAUDITED)

FUND EXPENSE EXAMPLE

     As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in a particular Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 through June 30, 2008.

ACTUAL EXPENSES

     The following table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid During Period" row to estimate the expenses you paid on your account during this period. Shareholders of the Institutional and PlanAhead Classes that invest in a Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

ACTUAL

                                                    S&P 500    SMALL CAP   INTERNATIONAL
INSTITUTIONAL CLASS                                  INDEX       INDEX      EQUITY INDEX
-------------------                                ---------   ---------   -------------
Beginning Account Value 1/1/08 .................   $1,000.00   $1,000.00     $1,000.00
Ending Account Value 6/30/08 ...................   $  879.71   $  906.74     $  892.30
Expenses Paid During Period* 1/1/08 - 6/30/08 ..   $    0.57   $    0.96     $     .87
Annualized Expense Ratio .......................        0.12%       0.20%         0.19%

                                                    S&P 500
PLANAHEAD CLASS                                      INDEX
---------------                                    ---------
Beginning Account Value 1/1/08 .................   $1,000.00
Ending Account Value 6/30/08 ...................   $  877.65
Expenses Paid During Period* 1/1/08 - 6/30/08 ..   $    2.86
Annualized Expense Ratio .......................        0.61%

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The following table provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in a particular Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Institutional and PlanAhead Classes that invest in a Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by a Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Expenses Paid During Period" line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

HYPOTHETICAL

                                                    S&P 500    SMALL CAP   INTERNATIONAL
INSTITUTIONAL CLASS                                  INDEX       INDEX      EQUITY INDEX
-------------------                                ---------   ---------   -------------
Beginning Account Value 1/1/08 .................   $1,000.00   $1,000.00     $1,000.00
Ending Account Value 6/30/08 ...................   $1,024.26   $1,023.86     $1,023.94
Expenses Paid During Period* 1/1/08 - 6/30/08 ..   $    0.61   $    1.02     $    0.94
Annualized Expense Ratio .......................        0.12%       0.20%         0.19%

                                                    S&P 500
PLANAHEAD CLASS                                      INDEX
---------------                                    ---------
Beginning Account Value 1/1/08 .................   $1,000.00
Ending Account Value 6/30/08 ...................   $1,021.82
Expenses Paid During Period* 1/1/08 - 6/30/08 ..   $    3.08
Annualized Expense Ratio .......................        0.61%

----------
* Expenses are equal to each Fund's annualized expense ratio for the six-month period multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.

AMERICAN BEACON FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2008 (UNAUDITED) (IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                     INTERNATIONAL
                                                                   S&P 500 INDEX   SMALL CAP INDEX    EQUITY INDEX
                                                                       FUND             FUND             FUND
                                                                   -------------   ---------------   -------------
ASSETS:
   Investment in Portfolio, at value ...........................    $   300,651      $   42,171       $   327,005
   Receivable for fund shares sold .............................            210              18               297
   Prepaid expenses ............................................             16              --                 1
                                                                    -----------      ----------       -----------
      TOTAL ASSETS .............................................        300,877          42,189           327,303
                                                                    -----------      ----------       -----------
LIABILITIES:
   Payable for fund shares redeemed ............................             15              --               296
   Distribution fees payable (Note 2) ..........................              4              --                --
   Administrative service and service fees payable (Note 2) ....             16               1                14
   Prepaid expenses ............................................             --               1                --
   Other liabilities ...........................................             39              43                76
                                                                    -----------      ----------       -----------
      TOTAL LIABILITIES ........................................             74              45               386
                                                                    -----------      ----------       -----------
   NET ASSETS ..................................................    $   300,803      $   42,144       $   326,917
                                                                    ===========      ==========       ===========
ANALYSIS OF NET ASSETS:
   Paid-in-capital .............................................        265,574          47,461           319,248
   Undistributed net investment income (expense) ...............          1,710             240             6,167
   Accumulated net realized gain (loss) ........................        (26,888)         (1,398)           (4,829)
   Unrealized net appreciation (depreciation) of investments and
      futures contracts ........................................         60,407          (4,159)            6,331
                                                                    -----------      ----------       -----------
NET ASSETS .....................................................    $   300,803      $   42,144       $   326,917
                                                                    ===========      ==========       ===========
Shares outstanding (no par value):
   Institutional Class .........................................     16,355,600       3,440,735        27,396,671
                                                                    ===========      ==========       ===========
   PlanAhead Class .............................................        966,928              --                --
                                                                    ===========      ==========       ===========
Net asset value, offering and redemption price per share:
   Institutional Class .........................................    $     17.38      $    12.25       $     11.93
                                                                    ===========      ==========       ===========
   PlanAhead Class .............................................    $     17.14      $       --       $        --
                                                                    ===========      ==========       ===========

                             See accompanying notes
            See accompanying Financial Statements of the respective
                           Master Portfolios attached

AMERICAN BEACON FUNDS
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2008 (IN THOUSANDS)(UNAUDITED)

                                                                                                     INTERNATIONAL
                                                                   S&P 500 INDEX   SMALL CAP INDEX    EQUITY INDEX
                                                                       FUND             FUND             FUND
                                                                   -------------   ---------------   -------------
INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
   Dividend income ............................................      $  3,150          $   205         $  6,760
   Interest income ............................................            97               30               64
   Securities lending income ..................................            --               48               --
   Portfolio expenses .........................................           (69)             (15)            (152)
   Other income ...............................................            --               --               33
                                                                     --------          -------         --------
      NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO ..........         3,178              268            6,705
                                                                     --------          -------         --------
FUND EXPENSES:
   Administrative service fees (Note 2):
      Institutional Class .....................................            73               11               73
      PlanAhead Class .........................................            21               --               --
   Sub-administrative service fees:
      Institutional Class .....................................            --                2               25
   Transfer agent fees:
      Institutional Class .....................................             1                1                3
      PlanAhead Class .........................................             4               --               --
   Custody and accounting fees ................................             4                3                2
   Professional fees ..........................................             9                7                9
   Registration fees ..........................................            14               --               --
   Service fees - PlanAhead Class (Note 2) ....................            21               --               --
   Printing ...................................................             8                1                4
   Other expenses .............................................             3                3                4
                                                                     --------          -------         --------
      TOTAL FUND EXPENSES .....................................           158               28              120
                                                                     --------          -------         --------
NET INVESTMENT INCOME .........................................         3,020              240            6,585
                                                                     --------          -------         --------
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM
   MASTER PORTFOLIO
   Net realized gain (loss) from:
      Investments .............................................         2,062             (622)          (2,982)
      Foreign currency transactions ...........................            --               --               59
      Futures contracts .......................................          (541)              27             (329)
   Change in net unrealized appreciation or depreciation of:
      Investments .............................................       (42,071)          (6,133)         (41,738)
      Foreign currency transactions ...........................            --               --              (15)
      Futures contracts .......................................          (431)           1,531              (56)
                                                                     --------          -------         --------
      NET GAIN (LOSS) ON INVESTMENTS ..........................       (40,981)          (5,197)         (45,061)
                                                                     --------          -------         --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .................................................      $(37,961)         $(4,957)        $(38,476)
                                                                     ========          =======         ========

                             See accompanying notes
            See accompanying Financial Statements of the respective
                           Master Portfolios attached

AMERICAN BEACON FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                      INTERNATIONAL EQUITY
                                             S&P 500 INDEX FUND          SMALL CAP INDEX FUND              INDEX FUND
                                         --------------------------   --------------------------   -------------------------
                                          Six Months    Year ended     Six Months    Year ended    Six Months    Year ended
                                          ended June   December 31,    ended June   December 31,   ended June   December 31,
                                           30, 2008        2007         30, 2008        2007        30, 2008        2007
                                         -----------   ------------   -----------   ------------   ----------   ------------
                                         (unaudited)                  (unaudited)                 (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income .............     $  3,020      $   4,980      $    240      $   1,122     $   6,585    $   9,526
   Net realized gain (loss) on
      investments, foreign
      currency, and futures
      contracts ......................        1,521         16,526          (595)         2,722        (3,252)       6,420
   Change in net unrealized
      appreciation or depreciation
      of investments and futures
      contracts ......................      (42,502)        (8,818)       (4,602)        (2,345)      (41,809)      19,978
                                           --------      ---------      --------      ---------     ---------    ---------
      NET INCREASE (DECREASE) IN
         NET ASSETS RESULTING
         FROM OPERATIONS .............      (37,961)        12,688        (4,957)         1,499       (38,476)      35,924
                                           --------      ---------      --------      ---------     ---------    ---------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
      Institutional Class ............       (1,406)        (4,560)           --         (1,094)           --      (10,259)
      PlanAhead Class ................          (62)          (286)           --             --            --           --
   Net realized gain on investments:
      Institutional Class ............           --             --            --         (2,872)           --       (3,968)
      PlanAhead Class ................           --             --            --             --            --           --
   Tax return of capital:
      Institutional Class ............           --             --            --           (215)           --         (252)
                                           --------      ---------      --------      ---------     ---------    ---------
         TOTAL DISTRIBUTIONS TO
            SHAREHOLDERS .............       (1,468)        (4,846)           --         (4,181)           --      (14,479)
                                           --------      ---------      --------      ---------     ---------    ---------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares .....       66,870        171,408         4,184         11,780       184,735      369,147
   Reinvestment of dividends and
      distributions ..................        1,459          4,810            --          4,181            --       14,473
   Cost of shares redeemed ...........      (18,273)      (132,948)       (9,408)      (112,832)      (86,635)    (299,885)
                                           --------      ---------      --------      ---------     ---------    ---------
      NET INCREASE (DECREASE) IN
         NET ASSETS FROM CAPITAL
         SHARE TRANSACTIONS ..........       50,056         43,270        (5,224)       (96,871)       98,100       83,735
                                           --------      ---------      --------      ---------     ---------    ---------
NET INCREASE (DECREASE) IN NET
   ASSETS ............................       10,627         51,112       (10,181)       (99,553)       59,624      105,180
                                           --------      ---------      --------      ---------     ---------    ---------
NET ASSETS:
   Beginning of period ...............      290,176        239,064        52,325        151,878       267,293      162,113
                                           --------      ---------      --------      ---------     ---------    ---------
   END OF PERIOD * ...................     $300,803      $ 290,176      $ 42,144      $  52,325     $ 326,917    $ 267,293
                                           ========      =========      ========      =========     =========    =========
*Includes undistributed net investment
   income (loss) of ..................     $  1,710      $     158      $    240      $      --     $   6,167    $    (418)
                                           ========      =========      ========      =========     =========    =========

                             See accompanying notes
         See accompanying Financial Statements of the respective Master
                               Portfolios attached

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

          American Beacon Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no load, diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon S&P 500 Index Fund, the American Beacon Small Cap Index Fund and the American Beacon International Equity Index Fund (each a "Fund" and collectively, the "Funds"), each a series of the Trust.

          American Beacon Advisors, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation ("AMR") and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

          On April 16, 2008, AMR, the parent company of the Manager, announced that it had reached a definitive agreement to sell all of its interests in the Manager to Lighthouse Holdings, Inc., which is owned by investment funds affiliated with Pharos Capital Group, LLC and TPG Capital, L.P. AMR will acquire a minority equity stake in the parent corporation of Lighthouse Holdings, Inc. Completion of the sale would result in a change of control of the Manager, but there are no anticipated material changes in the services to be provided by the Manager or in the fee rate charged by the Manager to the Fund. The target closing date for the proposed acquisition is expected to be no later than September 30, 2008. Based in Dallas and Nashville, Pharos Capital Group, LLP invests through private equity funds, primarily in companies seeking later stage equity funding for internal growth, acquisitions, management buyouts or recapitalizations across industry sectors. TPG Capital, L.P. is the global buyout group of TPG, a leading private investment firm with more than $50 billion of assets under management. TPG Capital, L.P. has extensive experience with global public and private investments executed through leveraged buyouts, recapitalizations, spinouts, joint ventures and restructurings.

          Each Fund invests all of its investable assets in a corresponding portfolio. The State Street Equity 500 Index Portfolio, Master Small Cap Index Series and the Master International Index Series (each a "Portfolio" and collectively the "Portfolios") are open-ended management investment companies registered under the Act. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding Portfolio.

                                                                             % OF PORTFOLIO
                                                                            HELD BY FUND AT
AMERICAN BEACON:                                PORTFOLIOS:                  JUNE 30, 2008
----------------                  ---------------------------------------   ---------------
S&P 500 Index Fund                State Street Equity 500 Index Portfolio        14.7%
Small Cap Index Fund              Master Small Cap Index Series                   7.8%
International Equity Index Fund   Master International Index Series              31.0%

          The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

          The following is a summary of the significant accounting policies followed by the Funds.

     Class Disclosure

          The S&P 500 Index Fund has two classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

CLASS:                                          OFFERED TO:                                      SERVICE FEES:
------                --------------------------------------------------------------   ---------------------------------
INSTITUTIONAL CLASS   Investors making an initial investment of $2 million             Administrative Service Fee - 0.05%
PLANAHEAD CLASS       General public and investors investing through an intermediary   Administrative Service Fee - 0.25%
                                                                                                      Service Fee - 0.25%

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

          Investment income, net capital gains (losses) and all expenses incurred by the S&P 500 Index Fund are allocated based on the relative net assets of each class, except for service fees and certain other fees and expenses related solely to one class of shares.

     Security Valuation

          Valuation of securities by each Portfolio is discussed in the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

          The Portfolios adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective with the beginning of the Portfolios' fiscal year. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the hierarchy under FAS 157 are described below:

     Level 1 - Quoted prices in active markets for identical securities.

     Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

     Level 3 - Prices determined using significant unobservable inputs. Unobservable inputs reflect the Portfolio's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

          The summary of inputs used to value the Portfolios' net assets as of June 30, 2008 is discussed in the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

     Investment Income

          Each Fund records its share of net investment income and realized and unrealized gains and losses from the security transactions of its corresponding Portfolio each day. All net investment income and realized and unrealized gains (losses) of each Portfolio are allocated pro rata among the investors in that Portfolio at the time of such determination.

     Dividends to Shareholders

          Dividends from net investment income of the Small Cap Index and International Equity Index Funds normally will be declared and paid annually. The S&P 500 Index Fund normally will declare and pay dividends quarterly. Distributions, if any, of net realized capital gains are generally paid annually and recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles that may treat certain transactions differently than generally accepted accounting principles.

     Allocation of Income, Expenses, Gains and Losses

          Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

     Valuation of Shares

          The price per share is calculated on each day on which shares are offered for sale. Net asset value per share is computed by dividing the value of each Fund's total assets (which includes the value of the Fund's investments in its Portfolio) less liabilities, by the number of Fund shares outstanding.

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

     Use of Estimates

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

     Other

          Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. FEES AND TRANSACTIONS WITH AFFILIATES

     Administrative Services Agreement

          The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative and management services to each Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.05% of the average daily net assets of the Institutional Class of the S&P 500 Index Fund, International Equity Index Fund and the Small Cap Index Fund and an annualized fee of 0.25% of the average daily net assets of the PlanAhead Class of the S&P 500 Index Fund.

     Service Plans

          The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the PlanAhead Class of S&P 500 Index Fund. As compensation for performing the duties required under the Service Plan, the Manager receives 0.25% of the average daily net assets of the PlanAhead Class of the S&P 500 Index Fund.

     Subadministration Agreement

          The Trust, the Manager and BlackRock Advisors, LLC ("BlackRock") entered into a Subadministration Agreement that obligates BlackRock to provide certain other administrative services to the Small Cap Index Fund and the International Equity Index Fund. As compensation for performing these services, BlackRock receives an annualized fee of 0.08% of the average daily net assets of the Small Cap Index Fund and 0.12% of the average daily net assets of the International Equity Index Fund; however, the fee of each is to be reduced by the total expense ratio of its corresponding Portfolio, net of any fee waivers.

     Other

          At June 30, 2008, the employee benefit plans of AMR Corporation and subsidiary companies owned 93.3% of the Institutional Class of the S&P 500 Index Fund, 96.7% of the Small Cap Index Fund and 80.8% of the International Equity Index Fund.

3. FEDERAL INCOME AND EXCISE TAXES

          It is the policy of each of the Funds to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

          The Funds adopted the provisions of FASB Interpretation No. 48, "Accounting for Uncertainties in Income Taxes" ("FIN 48"), on January 1, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended December 31, 2007, remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other expenses" on the Statement of Operations.

          Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

          The International Equity Index Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued applicable, as the income is earned or capital gains are recorded.

          The tax character of distributions paid during the six months ended June 30, 2008 and fiscal year ended December 31, 2007 were as follows (in thousands):

                                                                                         INTERNATIONAL EQUITY
                                           S&P 500 INDEX           SMALL CAP INDEX               INDEX
                                      ----------------------   ----------------------   ----------------------
                                       SIX MONTHS     YEAR      SIX MONTHS     YEAR      SIX MONTHS     YEAR
                                          ENDED       ENDED       ENDED       ENDED        ENDED        ENDED
                                        JUNE 30,    DECEMBER     JUNE 30,    DECEMBER     JUNE 30,    DECEMBER
                                          2008      31, 2007       2008      31, 2007       2008      31, 2007
                                      -----------   --------   -----------   --------   -----------   --------
                                      (UNAUDITED)              (UNAUDITED)              (UNAUDITED)
DISTRIBUTIONS PAID FROM:
ORDINARY INCOME:*
   Institutional Class ............      $1,406      $4,560        $--        $1,510        $--        $11,655
   PlanAhead Class ................          62         286         --            --         --             --
LONG-TERM CAPITAL GAIN:
   Institutional Class ............          --          --         --         2,456         --          2,572
   PlanAhead Class ................
RETURN OF CAPITAL:
   Institutional Class ............          --          --         --           215         --            252
                                         ------      ------        ---        ------        ---        -------
   TOTAL TAXABLE DISTRIBUTIONS ....      $1,468      $4,846        $--        $4,181        $--        $14,479
                                         ======      ======        ===        ======        ===        =======

* For tax purposes, short-term capital gains are considered ordinary income distributions.

          At June 30, 2008 capital loss carry forward positions for federal income tax purposes were as follows (in thousands):

FUND                  2010    2011    2012     2013    2014    TOTAL
----                 ------   ----   ------   ------   ----   -------
S&P 500 Index.....   $7,850   $635   $1,060   $2,311   $286   $12,142

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares for each Class of the Funds (shares and dollars in thousands):

Six Months ended June 30, 2008

                                         INSTITUTIONAL CLASS   PLANAHEAD CLASS
                                         -------------------   ----------------
S&P 500 INDEX FUND                        SHARES    AMOUNT     SHARES    AMOUNT
------------------                        ------   --------    ------   -------
Shares sold ..........................    3,467    $ 64,230      144    $ 2,640
Reinvestment of dividends ............       76       1,406        3         53
Shares redeemed ......................     (880)    (16,076)    (120)    (2,197)
                                          -----    --------     ----    -------
Net increase in shares outstanding ...    2,663    $ 49,560       27    $   496
                                          =====    ========     ====    =======

                                         INSTITUTIONAL CLASS
                                         -------------------
SMALL CAP INDEX FUND                       SHARES    AMOUNT
--------------------                       ------   -------
Shares sold ..........................       328    $ 4,184
Reinvestment of dividends ............        --         --
Shares redeemed ......................      (759)    (9,408)
                                            ----    -------
Net (decrease) in shares outstanding..      (431)   $(5,224)
                                            ====    =======

                                         INSTITUTIONAL CLASS
                                         -------------------
INTERNATIONAL EQUITY INDEX FUND           SHARES    AMOUNT
-------------------------------           ------   --------
Shares sold ..........................    14,514   $184,735
Reinvestment of dividends ............        --         --
Shares redeemed ......................    (7,109)   (86,635)
                                          ------   --------
Net increase in shares outstanding ...     7,405   $ 98,100
                                          ======   ========

Year ended December 31, 2007

                                         INSTITUTIONAL CLASS   PLANAHEAD CLASS
                                         -------------------   ----------------
S&P 500 INDEX FUND                        SHARES     AMOUNT    SHARES    AMOUNT
------------------                       -------   ---------   ------   -------
Shares sold ..........................    8,415    $ 164,624     347    $ 6,784
Reinvestment of dividends ............      227        4,560      13        250
Shares redeemed ......................   (6,573)    (127,653)   (266)    (5,295)
                                         ------    ---------    ----    -------
Net increase in shares outstanding ...    2,069    $  41,531      94    $ 1,739
                                         ======    =========    ====    =======

                                         INSTITUTIONAL CLASS
                                         -------------------
SMALL CAP INDEX FUND                      SHARES     AMOUNT
--------------------                      ------   ---------
Shares sold ..........................       788   $  11,780
Reinvestment of dividends ............       302       4,181
Shares redeemed ......................    (7,415)   (112,832)
                                          ------   ---------
Net (decrease) in shares outstanding..    (6,325)  $ (96,871)
                                          ======   =========


                                         INSTITUTIONAL CLASS
                                         -------------------
INTERNATIONAL EQUITY INDEX FUND           SHARES     AMOUNT
-------------------------------          -------   ---------
Shares sold ..........................    27,066   $ 369,147
Reinvestment of dividends ............     1,093      14,473
Shares redeemed ......................   (20,878)   (299,885)
                                         -------   ---------
Net increase in shares outstanding ...     7,281   $  83,735
                                         =======   =========

AMERICAN BEACON S&P 500 INDEX FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               Institutional Class
                                                     ----------------------------------------------------------------------
                                                      Six Months                     Year Ended December 31,
                                                      ended June     ------------------------------------------------------
                                                       30, 2008        2007       2006       2005         2004       2003
                                                     -----------     --------   --------   --------     --------   --------
                                                     (unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD .............     $  19.85      $  19.19   $  16.90   $  16.43     $  15.10   $  11.96
                                                       --------      --------   --------   --------     --------   --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income:(A) .....................         0.18          0.39       0.33       0.29         0.29       0.21
   Net gain (loss) on investments, foreign
      currency and futures transactions (both
      realized and unrealized) ...................        (2.56)         0.65       2.30       0.47         1.32       3.14
                                                       --------      --------   --------   --------     --------   --------
Total income (loss) from investment operations ...        (2.38)         1.04       2.63       0.76         1.61       3.35
                                                       --------      --------   --------   --------     --------   --------
LESS DISTRIBUTIONS:
   Dividends from net investment income ..........        (0.09)        (0.38)     (0.34)     (0.29)       (0.28)     (0.21)
   Tax return of capital .........................           --            --         --       0.00(B)        --         --
                                                       --------      --------   --------   --------     --------   --------
Total distributions ..............................        (0.09)        (0.38)     (0.34)     (0.29)       (0.28)     (0.21)
                                                       --------      --------   --------   --------     --------   --------
NET ASSET VALUE, END OF PERIOD ...................     $  17.38      $  19.85   $  19.19   $  16.90     $  16.43   $  15.10
                                                       ========      ========   ========   ========     ========   ========
TOTAL RETURN .....................................       -12.03%(C)      5.39%     15.69%      4.74%       10.76%     28.26%
                                                       ========      ========   ========   ========     ========   ========
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ......     $284,228      $271,746   $223,008   $225,857     $244,668   $245,251
   Ratios to average net assets (annualized):(A)
      Net investment income, net of waivers ......         1.99%         1.89%      1.85%      1.75%        1.85%      1.63%
      Net investment income, before waivers ......         1.99%         1.89%      1.85%      1.75%        1.85%      1.63%
      Expenses, including expenses of the
         master portfolio, net of waivers ........         0.12%         0.13%      0.14%      0.13%        0.17%      0.14%
      Expenses, including expenses of the
         master portfolio, before waivers ........         0.12%         0.13%      0.14%      0.13%        0.17%      0.14%

----------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the State Street Equity 500 Index Portfolio.

(B) The tax return of capital is calculated based upon outstanding shares at the time of distribution. Amounts are less than $0.01 per share.

(C)  Not annualized.

(D) American Beacon Advisors, Inc. agreed to reimburse the Class for a portion of its expenses through March 1, 2003.

                                                                                PlanAhead Class
                                                     ----------------------------------------------------------------------
                                                      Six Months                     Year Ended December 31,
                                                      ended June     ------------------------------------------------------
                                                      30, 2008         2007       2006       2005         2004       2003
                                                     -----------     -------    -------    -------      -------    -------
                                                     (unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD .............     $ 19.60       $ 18.97    $ 16.69    $ 16.23      $ 14.96    $ 11.85
                                                       -------       -------    -------    -------      -------    -------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income:(A) .....................        0.24          0.28       0.17       0.21         0.21       0.15
   Net gain (loss) on investments, foreign
      currency and futures transactions (both
      realized and unrealized) ...................       (2.63)         0.65       2.33       0.48         1.31       3.12
                                                       -------       -------    -------    -------      -------    -------
Total income (loss) from investment operations ...       (2.39)         0.93       2.50       0.69         1.52       3.27
                                                       -------       -------    -------    -------      -------    -------
LESS DISTRIBUTIONS:
   Dividends from net investment income ..........       (0.07)        (0.30)     (0.22)     (0.23)       (0.25)     (0.16)
   Tax return of capital .........................          --            --         --       0.00(B)        --         --
                                                       -------       -------    -------    -------      -------    -------
Total distributions ..............................       (0.07)        (0.30)     (0.22)     (0.23)       (0.25)     (0.16)
                                                       -------       -------    -------    -------      -------    -------
NET ASSET VALUE, END OF PERIOD ...................     $ 17.14       $ 19.60     $18.97    $ 16.69      $ 16.23    $ 14.96
                                                       =======       =======    =======    =======      =======    =======
TOTAL RETURN .....................................      -12.24%(C)      4.88%     15.09%      4.32%       10.21%     27.65%
                                                       =======       =======    =======    =======      =======    =======
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ......     $16,575       $18,430    $16,056    $48,985      $46,344    $34,729
   Ratios to average net assets (annualized):(A)
      Net investment income, net of waivers ......        1.50%         1.38%      1.37%      1.28%        1.43%      1.16%
      Net investment income, before waivers ......        1.50%         1.38%      1.37%      1.28%        1.43%      1.15%
      Expenses, including expenses of the
         master portfolio, net of waivers ........        0.61%         0.63%      0.61%      0.61%        0.62%      0.63%(D)
      Expenses, including expenses of the
         master portfolio, before waivers ........        0.61%         0.63%      0.61%      0.61%        0.62%      0.64%

AMERICAN BEACON SMALL CAP INDEX FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               Institutional Class
                                                     ----------------------------------------------------------------------
                                                      Six Months                     Year Ended December 31,
                                                      ended June     ------------------------------------------------------
                                                      30, 2008         2007       2006       2005         2004       2003
                                                     -----------     --------   --------   --------     --------   --------
                                                     (unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD .............     $ 13.51        $ 14.89   $  12.78    $ 12.57      $ 11.27    $  7.70
                                                       -------        -------   --------    -------      -------    -------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(A) ......................        0.06           0.32       0.17       0.16         0.14       0.04
   Net gain (loss) on investments, foreign
      currency and futures transactions (both
      realized and unrealized) ...................       (1.32)         (0.53)      2.11       0.42         1.87       3.57
                                                       -------        -------   --------    -------      -------    -------
Total income (loss) from investment operations ...       (1.26)         (0.21)      2.28       0.58         2.01       3.61
                                                       -------        -------   --------    -------      -------    -------
LESS DISTRIBUTIONS:
   Dividends from net investment income ..........          --          (0.31)     (0.17)     (0.17)       (0.13)     (0.04)
   Distributions from net realized gains on
      investments ................................          --          (0.80)        --      (0.15)       (0.58)        --
   Tax return of capital .........................          --          (0.06)        --      (0.05)(B)       --         --
                                                       -------        -------   --------    -------      -------    -------
Total distributions ..............................          --          (1.17)     (0.17)     (0.37)       (0.71)     (0.04)
                                                       -------        -------   --------    -------      -------    -------
NET ASSET VALUE, END OF PERIOD ...................     $ 12.25        $ 13.51   $  14.89    $ 12.78      $ 12.57    $ 11.27
                                                       =======        =======   ========    =======      =======    =======
TOTAL RETURN .....................................       -9.33%(C)      -1.63%     17.85%      4.51%       17.91%     46.90%
                                                       =======        =======   ========    =======      =======    =======
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ......     $42,144        $52,325   $151,878    $46,113      $39,196    $67,756
   Ratios to average net assets (annualized):(A)
      Net investment income ......................        1.11%          1.49%      1.49%      1.12%        0.90%      1.04%
      Expenses, including expenses of the
         master portfolio ........................        0.20%          0.20%      0.18%      0.18%        0.22%      0.24%

----------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Master Small Cap Index Series.

(B) The tax return of capital is calculated based upon outstanding shares at the time of distribution.

(C)  Not annualized.

AMERICAN BEACON INSTITUTIONAL EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              Institutional Class
                                                     ----------------------------------------------------------------------
                                                      Six Months                   Year Ended December 31,
                                                      ended June   --------------------------------------------------------
                                                      30, 2008       2007          2006       2005         2004       2003
                                                     -----------   --------      --------   -------      -------    -------
                                                     (unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD .............   $  13.37      $  12.76      $  10.33   $  9.39      $  8.01    $  5.86
                                                     --------      --------      --------   -------      -------    -------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(A) ......................       0.28          0.52          0.23      0.21         0.17       0.14
   Net gain (loss) on investments, foreign
      currency and futures transactions (both
      realized and unrealized) ...................      (1.72)         0.85          2.50      1.06         1.44       2.13
                                                     --------      --------      --------   -------      -------    -------
Total income (loss) from investment operations ...      (1.44)         1.37          2.73      1.27         1.61       2.27
                                                     --------      --------      --------   -------      -------    -------
LESS DISTRIBUTIONS:
   Dividends from net investment income ..........         --         (0.53)        (0.23)    (0.24)       (0.23)     (0.12)
   Distributions from net realized gains on
      investments ................................         --         (0.22)        (0.07)       --           --         --
   Tax return of capital .........................         --         (0.01)(B)        --     (0.09)(B)       --         --
                                                     --------      --------      --------   -------      -------    -------
Total distributions ..............................         --         (0.76)        (0.30)    (0.33)       (0.23)     (0.12)
                                                     --------      --------      --------   -------      -------    -------
NET ASSET VALUE, END OF PERIOD ...................   $  11.93      $  13.37      $  12.76   $ 10.33      $  9.39    $  8.01
                                                     ========      ========      ========   =======      =======    =======
TOTAL RETURN .....................................     -10.77%(C)     10.68%        26.52%    13.58%       20.12%     38.87%
                                                     ========      ========      ========   =======      =======    =======
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ......   $326,917      $267,293      $162,113   $90,200      $23,156    $10,043
   Ratios to average net assets (annualized):(A)
      Net investment income ......................       4.49%         2.96%         2.44%     2.49%        2.16%      2.71%
      Expenses, including expenses of the
         master portfolio ........................       0.19%         0.19%         0.22%     0.23%        0.26%      0.31%

----------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Master International Index Series.

(B) The tax return of capital is calculated based upon outstanding shares at the time of distribution.

(C)  Not annualized.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
COMMON STOCKS -- 97.6%
CONSUMER DISCRETIONARY -- 8.2%
Abercrombie & Fitch Co.                                      15,846   $      993
Amazon.Com, Inc. (a)                                         54,892        4,025
Apollo Group, Inc. Class A (a)                               24,529        1,086
AutoNation, Inc. (a)                                         23,063          231
AutoZone, Inc. (a)                                            7,864          952
Bed Bath & Beyond, Inc. (a)                                  46,645        1,311
Best Buy Co., Inc.                                           60,719        2,404
Big Lots, Inc. (a)                                           12,827          401
Black & Decker Corp.                                         10,037          577
Carnival Corp.                                               77,250        2,546
CBS Corp. Class B                                           120,203        2,343
Centex Corp.                                                 24,082          322
Clear Channel Communications, Inc.                           88,647        3,120
Coach, Inc. (a)                                              63,128        1,823
Comcast Corp. Class A                                       527,348       10,004
D.R. Horton, Inc.                                            45,576          495
Darden Restaurants, Inc.                                     25,688          820
Dillard's, Inc. Class A                                      12,294          142
DIRECTV Group, Inc. (a)                                     128,877        3,339
Eastman Kodak Co.                                            54,482          786
eBay, Inc. (a)                                              198,703        5,431
EW Scripps Co. Class A                                       16,835          699
Expedia, Inc. (a)                                            39,215          721
Family Dollar Stores, Inc.                                   27,158          542
Ford Motor Co. (a)                                          387,098        1,862
Fortune Brands, Inc.                                         27,745        1,732
GameStop Corp. (a)                                           29,000        1,172
Gannett Co., Inc.                                            42,074          912
Gap, Inc.                                                    81,298        1,355
General Motors Corp.                                         98,645        1,134
Genuine Parts Co.                                            30,809        1,223
Goodyear Tire & Rubber Co. (a)                               45,257          807
H&R Block, Inc.                                              58,415        1,250
Harley-Davidson, Inc.                                        43,201        1,566
Harman International Industries, Inc.                        10,521          435
Hasbro, Inc.                                                 25,825          922
Home Depot, Inc.                                            301,112        7,052
Host Hotels & Resorts, Inc.                                  91,365        1,247
International Game Technology                                55,119        1,377
Interpublic Group of Cos., Inc. (a)                          83,694          720
JC Penney & Co., Inc.                                        40,310        1,463
Johnson Controls, Inc.                                      105,286        3,020
Jones Apparel Group, Inc.                                    13,434          185
KB HOME                                                      14,794          250
Kohl's Corp. (a)                                             53,533        2,143
Leggett & Platt, Inc.                                        32,898          552
Lennar Corp. Class A                                         27,931          345
Limited Brands                                               50,567          852
Liz Claiborne, Inc.                                          20,797          294
Lowe's Cos., Inc.                                           259,262        5,380
Macy's, Inc.                                                 78,723        1,529
Marriot International, Inc. Class A                          52,821        1,386
Mattel, Inc.                                                 66,976        1,147
McDonald's Corp.                                            202,025       11,358

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
McGraw-Hill, Inc.                                            56,766   $    2,277
Meredith Corp.                                                7,889          223
New York Times Co. Class A                                   22,922          353
Newell Rubbermaid, Inc.                                      51,593          866
News Corp. Class A                                          410,409        6,173
NIKE, Inc. Class B                                           68,052        4,057
Nordstrom, Inc.                                              30,833          934
Office Depot, Inc. (a)                                       51,256          561
Omnicom Group, Inc.                                          56,541        2,538
Polo Ralph Lauren Corp.                                      10,615          666
Pulte Homes, Inc.                                            34,526          332
Radioshack Corp.                                             20,203          248
Sears Holdings Corp. (a)                                     12,674          934
Sherwin-Williams Co.                                         18,396          845
Snap-On, Inc.                                                 9,512          495
Stanley Works                                                14,583          654
Staples, Inc.                                               123,933        2,943
Starbucks Corp. (a)                                         128,561        2,024
Starwood Hotels & Resorts Worldwide, Inc.                    33,647        1,348
Target Corp.                                                139,316        6,477
Tiffany & Co.                                                22,280          908
Time Warner, Inc.                                           638,473        9,449
TJX Cos., Inc.                                               77,106        2,427
V.F. Corp.                                                   15,193        1,081
Viacom, Inc. Class B (a)                                    113,922        3,479
Walt Disney Co.                                             338,745       10,569
Washington Post Co.                                           1,060          622
Wendy's International, Inc.                                  17,016          463
Whirlpool Corp.                                              13,761          849
Wyndham Worldwide Corp.                                      34,299          614
Yum! Brands, Inc.                                            84,192        2,954
                                                                      ----------
                                                                         168,146
                                                                      ----------
CONSUMER STAPLES -- 10.5%
Altria Group, Inc.                                          376,299        7,737
Anheuser-Busch Cos., Inc.                                   127,403        7,914
Archer-Daniels-Midland Co.                                  114,424        3,862
Avon Products, Inc.                                          77,160        2,779
Brown-Forman Corp. Class B                                   15,624        1,181
Campbell Soup Co.                                            39,265        1,314
Clorox Co.                                                   25,743        1,344
Coca-Cola Co.                                               357,511       18,583
Coca-Cola Enterprises, Inc.                                  53,901          932
Colgate-Palmolive Co.                                        90,901        6,281
ConAgra Foods, Inc.                                          85,775        1,654
Constellation Brands, Inc. Class A (a)                       37,226          739
Costco Wholesale Corp.                                       77,289        5,421
CVS Corp.                                                   255,832       10,123
Dean Foods Co. (a)                                           25,258          496
Estee Lauder Cos, Inc. Class A                               20,552          955
General Mills, Inc.                                          60,132        3,654
H.J. Heinz Co.                                               55,669        2,664
Hershey Foods Corp.                                          29,582          970
Kellogg Co.                                                  45,935        2,206
Kimberly-Clark Corp.                                         75,900        4,537

                        See notes to financial statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
CONSUMER STAPLES -- (CONTINUED)
Kraft Foods, Inc.                                           269,122   $    7,657
Kroger Co.                                                  116,676        3,368
Lorillard, Inc. (a)                                          30,860        2,134
McCormick & Co., Inc.                                        22,353          797
Molson Coors Brewing Co., Class B                            23,862        1,296
Pepsi Bottling Group, Inc.                                   22,953          641
PepsiCo, Inc.                                               283,156       18,006
Philip Morris International, Inc.                           377,099       18,625
Procter & Gamble Co.                                        545,612       33,179
Reynolds American, Inc.                                      31,387        1,465
Safeway, Inc.                                                80,264        2,292
Sara Lee Corp.                                              129,634        1,588
SuperValu, Inc.                                              37,648        1,163
Sysco Corp.                                                 106,809        2,938
Tyson Foods, Inc., Class A                                   46,035          688
UST Corp.                                                    26,637        1,455
Wal-Mart Stores, Inc.                                       416,502       23,407
Walgreen Co.                                                176,718        5,745
Whole Foods Market, Inc.                                     25,433          602
Wrigley Wm., Jr. Co.                                         38,648        3,006
                                                                      ----------
                                                                         215,398
                                                                      ----------
ENERGY -- 15.0%
Anadarko Petroleum Corp.                                     83,326        6,236
Apache Corp.                                                 59,425        8,260
Baker Hughes, Inc.                                           54,878        4,793
BJ Services Co.                                              52,248        1,669
Cabot Oil & Gas Corp.                                        17,400        1,179
Cameron International Corp. (a)                              38,000        2,103
Chesapeake Energy Corp.                                      85,982        5,671
ChevronTexaco Corp.                                         368,946       36,574
ConocoPhillips                                              276,030       26,054
Devon Energy Corp.                                           79,351        9,535
El Paso Corp.                                               123,192        2,678
ENSCO International, Inc.                                    26,077        2,105
EOG Resources, Inc.                                          44,317        5,814
ExxonMobil Corp.                                            943,272       83,131
Halliburton Co.                                             156,234        8,291
Hess Corp.                                                   49,801        6,284
Marathon Oil Corp.                                          126,277        6,550
Murphy Oil Corp.                                             33,841        3,318
Nabors Industries, Ltd. (a)                                  48,904        2,408
National Oilwell Varco, Inc. (a)                             73,557        6,526
Noble Corp.                                                  47,918        3,113
Noble Energy, Inc.                                           31,210        3,139
Occidental Petroleum Corp.                                  146,944       13,204
Range Resources Corp.                                        27,200        1,783
Rowan Cos., Inc.                                             19,520          913
Schlumberger, Ltd.                                          212,675       22,848
Smith International, Inc.                                    35,334        2,938
Sunoco, Inc.                                                 21,584          878
Tesoro Corp.                                                 26,365          521
Transocean, Inc. (a)                                         56,635        8,631
Valero Energy Corp.                                          95,009        3,912
Weatherford International Ltd. (a)                          120,910        5,996

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
Williams Cos., Inc.                                         104,468   $    4,211
XTO Energy, Inc.                                             90,821        6,222
                                                                      ----------
                                                                         307,488
                                                                      ----------
FINANCIALS -- 14.0%
ACE, Ltd.                                                    59,783        3,293
AFLAC, Inc.                                                  84,490        5,306
Allstate Corp.                                               97,306        4,436
American Capital Strategies Ltd.                             34,302          815
American Express Co.                                        206,364        7,774
American International Group, Inc.                          479,966       12,700
Ameriprise Financial, Inc.                                   39,907        1,623
AON Corp.                                                    54,747        2,515
Apartment Investment & Management Co. Class A                17,797          606
Assurant, Inc.                                               17,131        1,130
AvalonBay Communities, Inc.                                  13,353        1,191
Bank of America Corp.                                       795,098       18,979
Bank of New York Mellon Corp.                               203,085        7,683
BB&T Corp.                                                   96,670        2,201
Boston Properties, Inc.                                      21,667        1,955
Capital One Financial Corp.                                  66,063        2,511
CB Richard Ellis Group, Inc. Class A (a)                     29,875          574
Charles Schwab Corp.                                        166,093        3,412
Chubb Corp.                                                  65,575        3,214
Cincinnati Financial Corp.                                   28,114          714
CIT Group, Inc.                                              54,842          374
Citigroup, Inc.                                             974,402       16,331
CME Group, Inc.                                               9,641        3,694
Comerica, Inc.                                               27,144          696
Countrywide Financial Corp.                                 100,246          426
Developers Diversified Realty Corp.                          20,024          695
Discover Financial Services                                  85,605        1,127
E*Trade Financial Corp. (a)                                  81,315          255
Equity Residential                                           49,057        1,877
Fannie Mae                                                  189,550        3,698
Federal Home Loan Mortgage Corp.                            117,439        1,926
Federated Investors, Inc. Class B                            15,270          526
Fidelity National Information Services, Inc.                 30,977        1,143
Fifth Third Bancorp                                         108,216        1,102
First Horizon National Corp.                                 38,372          285
Franklin Resources, Inc.                                     28,380        2,601
General Growth Properties, Inc.                              48,893        1,713
Genworth Financial, Inc. Class A                             79,351        1,413
Goldman Sachs Group, Inc.                                    70,570       12,343
Hartford Financial Services Group, Inc.                      56,197        3,629
HCP, Inc.                                                    43,100        1,371
Hudson City Bancorp, Inc.                                    95,292        1,590
Huntington Bancshares, Inc.                                  64,656          373
IntercontinentalExchange, Inc. (a)                           12,680        1,446
J.P. Morgan Chase & Co.                                     618,015       21,204
Janus Capital Group, Inc.                                    26,407          699
KeyCorp                                                      86,875          954

                        See notes to financial statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
FINANCIALS -- (CONTINUED)
Kimco Realty Corp.                                           45,869   $    1,583
Legg Mason, Inc.                                             26,342        1,148
Lehman Brothers Holdings, Inc.                              127,128        2,518
Leucadia National Corp.                                      31,136        1,462
Lincoln National Corp.                                       46,692        2,116
Loews Corp.                                                  63,731        2,989
M & T Bank Corp.                                             14,137          997
Marsh & McLennan Cos., Inc.                                  91,753        2,436
Marshall & Ilsley Corp.                                      45,493          697
MBIA, Inc.                                                   41,484          182
Merrill Lynch & Co., Inc.                                   174,490        5,533
MetLife, Inc.                                               126,456        6,673
MGIC Investment Corp.                                        18,100          111
Moody's Corp.                                                35,466        1,221
Morgan Stanley                                              197,230        7,114
National City Corp.                                         145,254          693
Northern Trust Corp.                                         33,806        2,318
NYSE Euronext                                                48,100        2,437
Plum Creek Timber Co., Inc.                                  30,811        1,316
PNC Financial Services Group, Inc.                           62,951        3,595
Principal Financial Group, Inc.                              46,591        1,955
Progressive Corp.                                           121,701        2,278
ProLogis                                                     45,591        2,478
Prudential Financial, Inc.                                   77,239        4,614
Public Storage, Inc.                                         22,787        1,841
Regions Financial Corp.                                     122,289        1,334
SAFECO Corp.                                                 15,250        1,024
Simon Property Group, Inc.                                   39,600        3,560
SLM Corp. (a)                                                83,254        1,611
Sovereign Bancorp, Inc.                                      85,574          630
State Street Corp. (b)                                       75,725        4,846
SunTrust Banks, Inc.                                         62,218        2,254
T. Rowe Price Group, Inc.                                    47,075        2,658
Torchmark Corp.                                              15,621          916
Travelers Cos, Inc.                                         107,104        4,648
U.S. Bancorp                                                309,152        8,622
Unum Group                                                   61,629        1,260
Vornado Realty Trust                                         23,734        2,089
Wachovia Corp.                                              379,778        5,898
Washington Mutual, Inc.                                     184,441          909
Wells Fargo Co.                                             589,093       13,991
Western Union Co.                                           130,185        3,218
XL Capital, Ltd. Class A                                     33,044          679
Zions Bancorp                                                17,953          565
                                                                      ----------
                                                                         287,140
                                                                      ----------
HEALTH CARE -- 11.5%
Abbott Laboratories                                         276,406       14,641
Aetna, Inc.                                                  88,050        3,569
Allergan, Inc.                                               54,092        2,816
AmerisourceBergen Corp.                                      29,893        1,195
Amgen, Inc. (a)                                             194,036        9,151
Applera Corp. - Applied Biosystems Group                     29,573          990
Barr Pharmaceuticals, Inc. (a)                               18,923          853

                                                                         MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
Baxter International, Inc.                                  112,561   $    7,197
Becton, Dickinson & Co.                                      43,597        3,544
Biogen Idec, Inc. (a)                                        51,431        2,875
Boston Scientific Corp. (a)                                 243,834        2,997
Bristol-Myers Squibb Co.                                    351,338        7,213
C.R. Bard, Inc.                                              17,597        1,548
Cardinal Health, Inc.                                        64,557        3,330
Celgene Corp. (a)                                            77,318        4,938
CIGNA Corp.                                                  48,796        1,727
Coventry Health Care, Inc. (a)                               27,603          840
Covidien Ltd.                                                88,504        4,239
Eli Lilly & Co.                                             175,675        8,109
Express Scripts, Inc. (a)                                    44,699        2,804
Forest Laboratories, Inc. (a)                                54,802        1,904
Genzyme Corp. (a)                                            48,492        3,492
Gilead Sciences, Inc. (a)                                   165,799        8,779
Hospira, Inc. (a)                                            28,503        1,143
Humana, Inc. (a)                                             31,507        1,253
IMS Health, Inc.                                             34,732          809
Intuitive Surgical, Inc. (a)                                  6,900        1,859
Johnson & Johnson                                           502,649       32,340
King Pharmaceuticals, Inc. (a)                               39,792          417
Laboratory Corp. of America Holdings (a)                     19,222        1,338
McKesson Corp.                                               48,655        2,720
Medco Health Solutions, Inc. (a)                             89,568        4,228
Medtronic, Inc.                                             200,578       10,380
Merck & Co., Inc.                                           382,019       14,398
Millipore Corp. (a)                                           9,535          647
Mylan Laboratories Inc. (a)                                  51,709          624
Patterson Cos., Inc. (a)                                     21,594          635
Pfizer, Inc.                                              1,209,271       21,126
Quest Diagnostics, Inc.                                      28,100        1,362
Schering-Plough Corp.                                       288,655        5,684
St. Jude Medical, Inc. (a)                                   60,726        2,483
Stryker Corp.                                                43,389        2,728
Tenet Healthcare Corp. (a)                                   76,270          424
Thermo Fisher Scientific, Inc. (a)                           75,524        4,209
UnitedHealth Group, Inc.                                    217,996        5,722
Varian Medical Systems, Inc. (a)                             22,860        1,185
Watson Pharmaceuticals, Inc. (a)                             17,346          471
Wellpoint, Inc. (a)                                          93,138        4,439
Wyeth                                                       238,987       11,462
Zimmer Holdings, Inc. (a)                                    42,152        2,868
                                                                      ----------
                                                                         235,705
                                                                      ----------
INDUSTRIALS -- 11.1%
3M Co.                                                      126,372        8,794
Allied Waste Industries, Inc. (a)                            60,230          760
Avery Dennison Corp.                                         18,988          834
Boeing Co.                                                  133,788        8,793
Burlington Northern Santa Fe Corp.                           52,382        5,232
Caterpillar, Inc.                                           109,379        8,074
CH Robinson Worldwide, Inc.                                  30,461        1,671
Cintas Corp.                                                 25,088          665
Cooper Industries, Ltd.                                      32,034        1,265

                        See notes to financial statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
INDUSTRIALS -- (CONTINUED)
CSX Corp.                                                    71,638   $    4,500
Cummins, Inc.                                                35,358        2,317
Danaher Corp.                                                45,086        3,485
Deere & Co.                                                  77,737        5,607
Domtar Corp. (a) (c)                                             11           --
Dover Corp.                                                  34,295        1,659
Eaton Corp.                                                  28,795        2,447
Emerson Electric Co.                                        140,348        6,940
Equifax, Inc.                                                23,683          796
Expeditors International Washington, Inc.                    37,320        1,605
FedEx Corp.                                                  55,100        4,341
Fluor Corp. (a)                                              15,630        2,908
General Dynamics Corp.                                       71,661        6,034
General Electric Co.                                      1,782,233       47,568
Goodrich Co.                                                 22,145        1,051
Honeywell International, Inc.                               132,781        6,676
Illinois Tool Works, Inc.                                    72,471        3,443
Ingersoll-Rand Co. Class A                                   55,057        2,061
ITT Industries, Inc.                                         33,292        2,108
Jacobs Engineering Group, Inc. (a)                           21,700        1,751
L-3 Communications Holdings, Inc.                            22,303        2,027
Lockheed Martin Corp.                                        59,852        5,905
Manitowoc Co., Inc.                                          24,000          781
Masco Corp.                                                  67,523        1,062
Monster Worldwide, Inc. (a)                                  22,609          466
Norfolk Southern Corp.                                       66,755        4,184
Northrop Grumman Corp.                                       60,811        4,068
PACCAR, Inc.                                                 64,874        2,714
Pall Corp.                                                   22,209          881
Parker-Hannifin Corp.                                        29,603        2,111
Pitney Bowes, Inc.                                           36,727        1,252
Precision Castparts Corp.                                    25,307        2,439
R.R. Donnelley & Sons Co.                                    38,309        1,137
Raytheon Co.                                                 75,882        4,271
Robert Half International, Inc.                              26,240          629
Rockwell Automation, Inc.                                    27,505        1,203
Rockwell Collins, Inc.                                       29,731        1,426
Ryder Systems, Inc.                                           9,821          677
Southwest Airlines Co.                                      128,486        1,675
Terex Corp. (a)                                              17,435          896
Textron, Inc.                                                45,239        2,168
Total System Services, Inc.                                  37,575          835
Tyco Electronics Ltd.                                        86,204        3,088
Tyco International Ltd.                                      87,761        3,514
Union Pacific Corp.                                          92,568        6,989
United Parcel Service, Inc. Class B                         181,846       11,178
United Technologies Corp.                                   173,078       10,679
W.W. Grainger, Inc.                                          12,169          995
Waste Management, Inc.                                       88,439        3,335
                                                                      ----------
                                                                         225,970
                                                                      ----------
INFORMATION TECHNOLOGY -- 15.5%
Adobe Systems, Inc. (a)                                      93,857        3,697
Advanced Micro Devices, Inc. (a)                            114,986          670

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
Affiliated Computer Services, Inc. Class A (a)               16,737   $      895
Agilent Technologies, Inc. (a)                               63,768        2,266
Akamai Technologies, Inc. (a)                                29,424        1,024
Altera Corp.                                                 52,854        1,094
Analog Devices, Inc.                                         50,269        1,597
Apple Computer, Inc. (a)                                    157,484       26,369
Applied Materials, Inc.                                     240,707        4,595
Autodesk, Inc. (a)                                           41,876        1,416
Automatic Data Processing, Inc.                              92,817        3,889
BMC Software, Inc. (a)                                       35,721        1,286
Broadcom Corp. Class A (a)                                   78,159        2,133
CA, Inc.                                                     68,199        1,575
CIENA Corp. (a)                                              14,529          337
Cisco Systems, Inc. (a)                                   1,055,219       24,544
Citrix Systems, Inc. (a)                                     33,467          984
Cognizant Technology Solutions Corp. Class A (a)             50,084        1,628
Computer Sciences Corp. (a)                                  25,944        1,215
Compuware Corp. (a)                                          41,450          395
Convergys Corp. (a)                                          20,035          298
Corning, Inc.                                               280,676        6,470
Dell, Inc. (a)                                              363,550        7,954
Electronic Arts, Inc. (a)                                    55,800        2,479
Electronic Data Systems Corp.                                91,816        2,262
EMC Corp. (a)                                               366,084        5,378
Fiserv, Inc. (a)                                             29,952        1,359
Google, Inc. Class A (a)                                     41,490       21,841
Hewlett-Packard Co.                                         440,316       19,466
IAC (a)                                                      34,889          673
Intel Corp.                                               1,022,956       21,973
International Business Machines Corp.                       245,442       29,092
Intuit, Inc. (a)                                             58,463        1,612
Jabil Circuit, Inc.                                          39,951          656
Juniper Networks, Inc. (a)                                   92,093        2,043
KLA-Tencor Corp.                                             30,405        1,238
Lexmark International Group, Inc. Class A (a)                15,842          530
Linear Technology Corp.                                      40,863        1,331
LSI Logic Corp. (a)                                         112,662          692
MEMC Electronic Materials, Inc. (a)                          40,878        2,516
Microchip Technology, Inc.                                   33,189        1,014
Micron Technology, Inc. (a)                                 142,362          854
Microsoft Corp.                                           1,431,835       39,390
Molex, Inc.                                                  24,805          606
Motorola, Inc.                                              399,965        2,936
National Semiconductor Corp.                                 41,596          854
NetApp, Inc. (a)                                             61,157        1,325
Novell, Inc. (a)                                             68,720          405
Novellus Systems, Inc. (a)                                   20,030          424
NVIDIA Corp. (a)                                            100,756        1,886
Oracle Corp. (a)                                            707,762       14,863
Paychex, Inc.                                                58,038        1,815
PerkinElmer, Inc.                                            21,118          588
QLogic Corp. (a)                                             24,322          355

                        See notes to financial statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
INFORMATION TECHNOLOGY -- (CONTINUED)
QUALCOMM, Inc.                                              288,011   $   12,779
SanDisk Corp. (a)                                            40,167          751
Sun Microsystems, Inc. (a)                                  144,741        1,575
Symantec Corp. (a)                                          152,663        2,954
Tellabs, Inc. (a)                                            73,830          343
Teradata Corp. (a)                                           33,520          776
Teradyne, Inc. (a)                                           27,649          306
Texas Instruments, Inc.                                     236,399        6,657
Unisys Corp. (a)                                             69,807          276
VeriSign, Inc. (a)                                           33,421        1,263
Waters Corp. (a)                                             16,965        1,094
Xerox Corp.                                                 161,834        2,194
Xilinx, Inc.                                                 52,602        1,328
Yahoo!, Inc. (a)                                            246,219        5,087
                                                                      ----------
                                                                         316,170
                                                                      ----------
MATERIALS -- 4.3%
Air Products & Chemicals, Inc.                               38,009        3,758
AK Steel Holding Corp.                                       20,000        1,380
Alcoa, Inc.                                                 144,949        5,163
Allegheny Technologies, Inc.                                 17,528        1,039
Ashland, Inc.                                                10,700          516
Ball Corp.                                                   17,562          838
Bemis Co., Inc.                                              17,262          387
Consol Energy, Inc.                                          32,073        3,604
Dow Chemical Co.                                            167,428        5,845
E.I. Du Pont de Nemours & Co.                               160,412        6,880
Eastman Chemical Co.                                         14,204          978
Ecolab, Inc.                                                 31,366        1,348
Freeport-McMoRan Copper & Gold, Inc. Class B                 68,252        7,998
Hercules, Inc.                                               23,050          390
International Flavors & Fragrances, Inc.                     14,331          560
International Paper Co.                                      76,311        1,778
Massey Energy Co.                                            14,300        1,341
MeadWestvaco Corp.                                           32,320          771
Monsanto Co.                                                 97,955       12,385
Newmont Mining Corp.                                         80,406        4,194
Nucor Corp.                                                  55,954        4,178
Pactiv Corp. (a)                                             23,915          508
Peabody Energy Corp.                                         48,324        4,255
PPG Industries, Inc.                                         29,871        1,714
Praxair, Inc.                                                55,711        5,250
Rohm & Haas Co.                                              21,706        1,008
Sealed Air Corp.                                             28,492          542
Sigma-Aldrich Corp.                                          23,834        1,284
Titanium Metals Corp.                                        16,600          232
United States Steel Corp.                                    20,978        3,876
Vulcan Materials Co.                                         19,361        1,157
Weyerhaeuser Co.                                             36,937        1,889
                                                                      ----------
                                                                          87,046
                                                                      ----------
TELECOMMUNICATION SERVICES -- 3.3%
American Tower Corp. (a)                                     71,500        3,021
AT&T, Inc.                                                1,061,950       35,777

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
CenturyTel, Inc.                                             20,441   $      728
Citizens Communications Co.                                  60,384          685
Embarq Corp.                                                 27,597        1,305
Fairpoint Communications, Inc. (c)                                8           --
JDS Uniphase Corp. (a)                                       42,723          485
Qwest Communications International, Inc.                    283,890        1,116
Sprint Nextel Corp.                                         504,565        4,793
Verizon Communications, Inc.                                508,766       18,010
Windstream Corp.                                             79,613          982
                                                                      ----------
                                                                          66,902
                                                                      ----------
UTILITIES -- 4.2%
AES Corp. (a)                                               117,495        2,257
Allegheny Energy, Inc.                                       30,759        1,541
Ameren Corp.                                                 38,360        1,620
American Electric Power Co., Inc.                            72,652        2,923
CenterPoint Energy, Inc.                                     57,611          925
CMS Energy Corp.                                             38,856          579
Consolidated Edison, Inc.                                    47,752        1,867
Constellation Energy Group, Inc.                             31,414        2,579
Dominion Resources, Inc.                                    102,562        4,871
DTE Energy Co.                                               27,984        1,188
Duke Energy Corp.                                           224,120        3,895
Dynegy, Inc. (a)                                             82,690          707
Edison International                                         59,219        3,043
Entergy Corp.                                                34,098        4,108
Exelon Corp.                                                116,621       10,491
FirstEnergy Corp.                                            54,107        4,455
FPL Group, Inc.                                              72,421        4,749
Integrys Energy Group, Inc.                                  12,916          657
Nicor, Inc.                                                   9,100          388
NiSource, Inc.                                               49,982          896
Pepco Holdings, Inc.                                         36,900          946
PG&E Corp.                                                   64,726        2,569
Pinnacle West Capital Corp.                                  17,760          546
PPL Corp.                                                    66,075        3,454
Progress Energy, Inc.                                        46,981        1,965
Public Service Enterprise Group, Inc.                        90,124        4,139
Questar Corp.                                                30,268        2,150
Sempra Energy                                                43,786        2,472
Southern Co.                                                135,943        4,747
Southwestern Energy Co. (a)                                  61,200        2,914
Spectra Energy Corp.                                        111,598        3,207
TECO Energy, Inc.                                            35,651          766
Xcel Energy, Inc.                                            77,251        1,550
                                                                      ----------
                                                                          85,164
                                                                      ----------
TOTAL COMMON STOCKS
(Cost $1,381,101,228)                                                  1,995,129
                                                                      ----------

                        See notes to financial statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)

                                                             PAR        MARKET
                                                           AMOUNT        VALUE
                                                            (000)        (000)
                                                         ----------   ----------
U.S. GOVERNMENT SECURITIES -- 0.1%
United States Treasury Bill
1.9% due 09/11/08 (d) (e)                                $    2,936   $    2,925
                                                                      ----------

TOTAL U.S. GOVERNMENT SECURITIES
(Cost $2,924,843)                                                          2,925
                                                                      ----------

                                                                        MARKET
                                                           SHARES        VALUE
                                                            (000)        (000)
                                                         ----------   ----------
MONEY MARKET FUNDS -- 1.8%
AIM Short Term Investment
   Prime Portfolio                                           36,185   $   36,185
Federated Money Market
   Obligations Trust                                            564          564
                                                                      ----------
TOTAL MONEY MARKET FUNDS
(Cost $36,749,196)                                                        36,749
                                                                      ----------
TOTAL INVESTMENTS -- 99.5%
(Identified cost $1,420,775,267)(f)                                    2,034,803
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%                             10,846
                                                                      ----------
NET ASSETS -- 100.0%                                                  $2,045,649
                                                                      ==========

(a)  Non-income producing security.

(b)  Affiliated issuer. See table that follows for more information.

(c)  Amount is less than $1,000.

(d) Security held as collateral in relation to initial margin requirements on futures contracts.

(e)  Rate represents annualized yield at date of purchase.

(f) Cost of investments shown approximates cost for federal income tax purposes.

                        See notes to financial statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)

SCHEDULE OF FUTURES CONTRACTS

                                                                                  UNREALIZED
                                                                     NUMBER OF   APPRECIATION
                                                                     CONTRACTS       (000)
                                                                     ---------   ------------
S&P 500 Financial Futures Contracts (long) Expiration Date 09/2008      791        $(2,706)
                                                                                   -------
Total unrealized depreciation on open futures contracts purchased                  $(2,706)
                                                                                   =======

AFFILIATE TABLE

                                                                                              Income Earned
                                        Shares        Shares                                     for the
                       Number of    purchased for     sold for       Number of     Value at  6 months ended   Realized Gain
     Security       shares held at   the 6 months  the 6 months        shares       6/30/08      6/30/08     on shares sold
    Description       12/31/2007    ended 6/30/08  ended 6/30/08  held at 6/30/08    (000)        (000)           (000)
------------------  --------------  -------------  -------------  ---------------  --------  --------------  --------------
State Street Corp.      70,325          9,100          3,700           75,725       $4,846         $34             $59

                        See notes to financial statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008 (UNAUDITED) (AMOUNTS IN THOUSANDS)

ASSETS
Investments in unaffiliated issuers at market (identified cost $1,417,431)...............  $2,029,957
Investments in non-controlled affiliates at market (identified cost $3,344) (Note 4).....       4,846
                                                                                           ----------
                                                                                            2,034,803
   Receivables:
      Investment securities sold.........................................................       9,502
      Daily variation margin on futures contracts........................................          40
      Dividends and interest.............................................................       2,763
                                                                                           ----------
         TOTAL ASSETS....................................................................   2,047,108
                                                                                           ----------
LIABILITIES
   Payables:
      Investment securities purchased....................................................       1,380
      Management fees (Note 4)...........................................................          79
                                                                                           ----------
         TOTAL LIABILITIES...............................................................       1,459
                                                                                           ----------
NET ASSETS...............................................................................  $2,045,649
                                                                                           ==========

                        See notes to financial statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
STATEMENT OF OPERATIONS
JUNE 30, 2007 (UNAUDITED) (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Dividend income - unaffiliated issuers ..............................               $  22,512
   Dividend income - non-controlled affiliated issuer ..................                      34
   Interest ............................................................                     700
                                                                                       ---------
      TOTAL INVESTMENT INCOME ..........................................                  23,246
                                                                                       ---------
EXPENSES
   Management fees (Note 4) ............................................   $     495
                                                                           ---------
      TOTAL EXPENSES ...................................................                     495
                                                                                       ---------
NET INVESTMENT INCOME ..................................................                  22,751
                                                                                       ---------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments - unaffiliated issuers ..................................      16,145
   Investments - non-controlled affiliated issuer ......................          59
   Futures contracts ...................................................      (3,936)
                                                                           ---------
                                                                                       ---------
                                                                                          12,268
                                                                                       ---------
Net change in net unrealized depreciation on:
   Investments .........................................................    (318,954)
   Futures contracts ...................................................      (3,381)
                                                                           ---------
                                                                                        (322,335)
                                                                                       ---------
Net realized and unrealized loss .......................................                (310,067)
                                                                                       ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................               $(287,316)
                                                                                       =========

                        See notes to financial statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS (AMOUNTS IN THOUSANDS)

                                                                                FOR THE          FOR THE
                                                                           SIX MONTHS ENDED    YEAR ENDED
                                                                             JUNE 30, 2008    DECEMBER 31,
                                                                              (UNAUDITED)         2007
                                                                           ----------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income ...............................................      $   22,751       $   53,117
   Net realized gain on investments and futures contracts ..............          12,268          169,211
   Net change in net unrealized appreciation (depreciation) ............        (322,335)         (66,481)
                                                                              ----------       ----------
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..        (287,316)         155,847
                                                                              ----------       ----------
CAPITAL TRANSACTIONS
   Proceeds from contributions .........................................         159,368          328,812
   Withdrawals in kind .................................................              --          (63,656)
   Fair value of withdrawals ...........................................        (248,780)        (765,322)
                                                                              ----------       ----------
      NET DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS .............         (89,412)        (500,166)
                                                                              ----------       ----------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ............................        (376,728)        (344,319)
NET ASSETS
Beginning of period ....................................................       2,422,377        2,766,696
                                                                              ----------       ----------
END OF PERIOD ..........................................................      $2,045,649       $2,422,377
                                                                              ==========       ==========

                        See notes to financial statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                                  SIX MONTHS         YEAR         YEAR         YEAR         YEAR         YEAR
                                                     ENDED           ENDED        ENDED        ENDED        ENDED        ENDED
                                                   6/30/2008      12/31/2007   12/31/2006   12/31/2005   12/31/2004   12/31/2003
                                                  ----------      ----------   ----------   ----------   ----------   ----------
                                                  (UNAUDITED)
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (in thousands) ...   $2,045,649      $2,422,377   $2,766,696   $2,453,109   $2,767,467   $2,714,672
Ratios to average net assets:
   Operating expenses .........................        0.045%+         0.045%       0.045%       0.045%       0.045%       0.045%
   Net investment income ......................         2.07%+          1.96%        1.94%        1.84%        1.97%        1.74%
Portfolio turnover rate* ......................            6%++           12%          10%           8%           9%          12%
Total return (a) ..............................       (11.98%)++        5.49%       15.75%        4.87%       10.86%       28.62%

----------
*    The portfolio turnover rate excludes in-kind security transactions.

+    Annualized

++   Not Annualized

(a) Results represent past performance and are not indicative of future results.

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

     State Street Master Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on July 27, 1999. The Trust comprises eleven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio, the State Street Limited Duration Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At June 30, 2008, only the Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio were in operation. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

     The Portfolio's investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500(R) Index"). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500(R) Index. The S&P 500(R) Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security valuation:

     The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

     -    Level 1 - quoted prices in active markets for identical securities

                        See notes to financial statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

     The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund's assets carried at fair value:

                                                  INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                    SECURITIES       INSTRUMENTS*
----------------                                  --------------   ---------------
Level 1 - Quoted Prices                           $1,995,129,310     $(2,705,707)
Level 2 - Other Significant Observable Inputs         39,674,039              --
Level 3 - Significant Unobservable Inputs                     --              --
                                                  --------------     -----------
   TOTAL                                          $2,034,803,349     $(2,705,707)
                                                  ==============     ===========

*    Other financial instruments include futures contracts.

Securities transactions, investment income and expenses:

     Securities transactions are recorded on a trade date basis for financial statement purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

     All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

Federal income taxes:

     The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

     The Portfolio adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes", on June 29, 2007. As of and during the period ended June 30, 2008, the Portfolio did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2008, tax years 2004 through 2007 remain subject to examination by the portfolio's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

Futures:

     The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500(R) Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or

                        See notes to financial statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED)

losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

     The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

Use of Estimates:

     The Portfolio's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. SECURITIES TRANSACTIONS

     For the six months June 30, 2008, purchases and sales of investment securities, excluding short-term investments, futures contracts, and contributions in-kind and fair value of withdrawals, aggregated to $126,676,195 and $203,832,247, respectively.

     At June 30, 2008, the book cost of investments was $1,420,775,267 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $761,630,535 and $147,602,453, respectively, resulting in net appreciation of $614,028,082 for all securities as computed on a federal income tax basis.

     The differences between book and tax cost amounts are primarily due to wash sale loss deferrals.

4. RELATED PARTY FEES AND TRANSACTIONS

     The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corp. and an affiliate of State Street Bank and Trust Company ("State Street"), under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets.

     Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500(R) Index. The market value of this investment at June 30, 2008 is listed in the Portfolio of Investments.

5. TRUSTEES' FEES

     Pursuant to certain agreements with State Street and its affiliates, each Independent Trustee receives for his or her services a $30,000 retainer in addition to $2,500 for each in-person meeting and $500 for each telephonic meeting from State Street or its affiliates.

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

6. INDEMNIFICATIONS

     The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

7. NEW ACCOUNTING PRONOUNCEMENTS

     In March 2008, the Financial Accounting Standards board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

GENERAL INFORMATION (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

     The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures are available (i) without charge, upon request, by calling (877) 521-4083 or
(ii) on the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

     The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

                        See notes to financial statements

MASTER SMALL CAP INDEX SERIES
SUMMARY SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)

     This summary schedule of investments is presented to help investors focus on the Series' principal holdings. It includes the Series' 50 largest holdings, each investment of any issuer that exceeds 1% of the Series' net assets and affiliated issues. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the Securities and Exchange Commission. A complete schedule of investments is available without charge, upon request, by calling (800) 441-7762 or on the Securities and Exchange Commission's website at http://www.sec.gov.

INDUSTRY                               COMMON STOCKS                                SHARES      VALUE      PERCENT
--------                               ------------------------------------------   ------   -----------   -------
ADVERTISING AGENCIES                   Other Securities                                      $ 2,369,420     0.4%
AEROSPACE                              Curtiss-Wright Corp.                         21,068       942,582     0.2
                                       Other Securities                                        3,769,108     0.7
                                                                                             -----------     ---
                                                                                               4,711,690     0.9
                                                                                             -----------     ---
AGRICULTURE, FISHING & RANCHING        Other Securities                                          764,315     0.1
AIR TRANSPORT                          Other Securities                                        3,154,435     0.6
ALUMINUM                               Other Securities                                          396,122     0.1
AUTO PARTS: AFTER MARKET               Other Securities                                          549,017     0.1
AUTO PARTS: ORIGINAL EQUIPMENT         Other Securities                                        2,585,846     0.5
AUTO,TRUCKS & PARTS                    Other Securities                                          581,475     0.1
BANKS: NEW YORK CITY                   Other Securities                                          376,096     0.1
BANKS: OUTSIDE NEW YORK CITY           Other Securities                                       24,764,625     4.6
BEVERAGE: BREWERS (WINERIES)           Other Securities                                          170,856     0.0
BEVERAGE: SOFT DRINKS                  Other Securities                                          574,564     0.1
BIOTECHNOLOGY RESEARCH & PRODUCTION    Alexion Pharmaceuticals, Inc. (a)            18,180     1,318,050     0.2
                                       Myriad Genetics, Inc. (a)                    21,100       960,472     0.2
                                       OSI Pharmaceuticals, Inc. (a)                27,000     1,115,640     0.2
                                       Other Securities                                       13,560,243     2.5
                                                                                             -----------     ---
                                                                                              16,954,405     3.1
                                                                                             -----------     ---
BUILDING MATERIALS                     Other Securities                                        3,150,759     0.6
BUILDING: CEMENT                       Other Securities                                           77,112     0.0
BUILDING: HEATING & PLUMBING           Other Securities                                          378,774     0.1
BUILDING: MISCELLANEOUS                Other Securities                                          728,407     0.1
BUILDING: ROOFING & WALLBOARD          Other Securities                                          320,063     0.1
CABLE TELEVISION SERVICES              Other Securities                                          538,322     0.1
CASINOS & GAMBLING                     Other Securities                                        2,413,136     0.4
CHEMICALS                              Energy Conversion Devices, Inc. (a)          19,164     1,411,237     0.3
                                       Hercules, Inc.                               53,300       902,369     0.2
                                       Other Securities                                        7,867,862     1.4
                                                                                             -----------     ---
                                                                                              10,181,468     1.9
                                                                                             -----------     ---
COAL                                   Other Securities                                        1,695,304     0.3
COMMERCIAL INFORMATION SERVICES        Other Securities                                          973,705     0.2
COMMUNICATIONS & MEDIA                 Other Securities                                          270,735     0.1
COMMUNICATIONS TECHNOLOGY              Other Securities                                       14,101,690     2.6
COMPUTER SERVICES SOFTWARE & SYSTEMS   Micros Systems, Inc. (a)                     38,496     1,173,743     0.2
                                       Parametric Technology Corp. (a)              54,360       906,181     0.2
                                       Sybase, Inc. (a)                             37,400     1,100,308     0.2
                                       Other Securities                                       25,931,503     4.8
                                                                                             -----------     ---
                                                                                              29,111,735     5.4
                                                                                             -----------     ---
COMPUTER TECHNOLOGY                    Other Securities                                        5,540,819     1.0

                        See notes to financial statements

MASTER SMALL CAP INDEX SERIES
SUMMARY SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)

INDUSTRY                               COMMON STOCKS                                SHARES      VALUE      PERCENT
--------                               ------------------------------------------   ------   -----------   -------
CONSTRUCTION                           EMCOR Group, Inc. (a)                        31,972   $   912,161     0.2%
                                       Other Securities                                        1,212,154     0.2
                                                                                             -----------     ---
                                                                                               2,124,315     0.4
                                                                                             -----------     ---
CONSUMER ELECTRONICS                   Take-Two Interactive Software, Inc. (a)(b)   36,300       928,191     0.2
                                       Other Securities                                        2,865,677     0.5
                                                                                             -----------     ---
                                                                                               3,793,868     0.7
                                                                                             -----------     ---
CONSUMER PRODUCTS                      Tupperware Corp.                             29,274     1,001,756     0.2
                                       Other Securities                                        1,840,101     0.3
                                                                                             -----------     ---
                                                                                               2,841,857     0.5
                                                                                             -----------     ---
CONTAINERS & PACKAGING: METALS &
   GLASS                               Other Securities                                          958,476     0.2
CONTAINERS & PACKAGING: PAPER &
   PLASTIC                             Other Securities                                          286,783     0.1
COPPER                                 Other Securities                                          566,140     0.1
COSMETICS                              Other Securities                                          979,060     0.2
DIVERSIFIED FINANCIAL SERVICES         Other Securities                                        2,972,690     0.5
DIVERSIFIED MATERIALS & PROCESSING     Acuity Brands, Inc.                          19,160       921,213     0.2
                                       Olin Corp.                                   35,214       921,903     0.2
                                       Other Securities                                        3,638,419     0.6
                                                                                             -----------     ---
                                                                                               5,481,535     1.0
                                                                                             -----------     ---
DRUG & GROCERY STORE CHAINS            Other Securities                                        3,532,921     0.6
DRUGS & PHARMACEUTICALS                Onyx Pharmaceuticals, Inc. (a)               26,220       933,432     0.2
                                       United Therapeutics Corp. (a)                10,646     1,040,647     0.2
                                       Other Securities                                       10,824,899     2.0
                                                                                             -----------     ---
                                                                                              12,798,978     2.4
                                                                                             -----------     ---
EDUCATION SERVICES                     Other Securities                                        1,596,799     0.3
ELECTRICAL & ELECTRONICS               Other Securities                                        2,165,856     0.4
ELECTRICAL EQUIPMENT & COMPONENTS      Other Securities                                        4,976,052     0.9
ELECTRICAL: HOUSEHOLD APPLIANCE        Other Securities                                          196,892     0.0
ELECTRONICS                            Other Securities                                        2,649,925     0.5
ELECTRONICS: INSTRUMENTS,
   GAUGES & METERS                     Other Securities                                          487,631     0.1
ELECTRONICS: MEDICAL SYSTEMS           Other Securities                                        5,346,929     1.0
ELECTRONICS: OTHER                     Other Securities                                           51,100     0.0
ELECTRONICS: SEMI-CONDUCTORS/          Microsemi Corp. (a)                          37,090       933,926     0.2
COMPONENTS                             Other Securities                                        9,608,237     1.7
                                                                                             -----------     ---
                                                                                              10,542,163     1.9
                                                                                             -----------     ---
ELECTRONICS: TECHNOLOGY                Other Securities                                        3,373,293     0.6
ENERGY EQUIPMENT & SERVICES            Other Securities                                          451,181     0.1
ENERGY MISCELLANEOUS                   Concho Resources, Inc. (a)                   23,600       880,280     0.2
                                       Penn Virginia Corp.                          19,616     1,479,439     0.3
                                       Other Securities                                        3,859,640     0.7
                                                                                             -----------     ---
                                                                                               6,219,359     1.2
                                                                                             -----------     ---
ENGINEERING & CONTRACTING SERVICES     Other Securities                                        2,059,060     0.4
ENTERTAINMENT                          Other Securities                                        1,153,091     0.2
FINANCE COMPANIES                      Other Securities                                          705,539     0.1
FINANCE: SMALL LOAN                    Other Securities                                          520,005     0.1
FINANCIAL DATA PROCESSING              Other Securities                                        4,128,932     0.8
SERVICES & SYSTEMS

                        See notes to financial statements

MASTER SMALL CAP INDEX SERIES
SUMMARY SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)

INDUSTRY                               COMMON STOCKS                                SHARES      VALUE      PERCENT
--------                               ------------------------------------------   ------   -----------   -------
FINANCIAL INFORMATION SERVICES         Other Securities                                      $ 1,082,287     0.2%
FINANCIAL MISCELLANEOUS                Other Securities                                        3,824,921     0.7
FOODS                                  Flowers Foods, Inc.                          36,476     1,033,730     0.2
                                       Other Securities                                        6,288,312     1.2
                                                                                             -----------     ---
                                                                                               7,322,042     1.4
                                                                                             -----------     ---
FOREST PRODUCTS                        Other Securities                                          917,050     0.2
FORMS & BULK PRINTING SERVICES         Other Securities                                          448,278     0.1
FUNERAL PARLORS & CEMETERIES           Other Securities                                          289,613     0.1
GLASS                                  Other Securities                                          221,392     0.0
GOLD                                   Other Securities                                        1,327,624     0.2
HEALTH CARE FACILITIES                 Psychiatric Solutions, Inc. (a)              26,200       991,408     0.2
                                       Other Securities                                        2,307,377     0.4
                                                                                             -----------     ---
                                                                                               3,298,785     0.6
                                                                                             -----------     ---
HEALTH CARE MANAGEMENT                 Other Securities                                        4,669,392     0.9
HEALTH CARE SERVICES                   Other Securities                                        3,837,532     0.7
HOMEBUILDING                           Other Securities                                        1,088,607     0.2
HOTEL/MOTEL                            Other Securities                                          333,112     0.1
HOUSEHOLD FURNISHINGS                  Other Securities                                        1,467,119     0.3
IDENTIFICATION CONTROL & FILTER
   DEVICES                             Other Securities                                        4,276,840     0.8
INDUSTRIAL PRODUCTS                    Other Securities                                          145,536     0.0
INSURANCE: LIFE                        Other Securities                                        1,896,275     0.4
INSURANCE: MULTI-LINE                  Other Securities                                        5,477,654     1.0
INSURANCE: PROPERTY-CASUALTY           Aspen Insurance Holdings Ltd. (c)            40,300       953,901     0.2
                                       Other Securities                                        8,848,372     1.6
                                                                                             -----------     ---
                                                                                               9,802,273     1.8
                                                                                             -----------     ---
INVESTMENT MANAGEMENT COMPANIES        Apollo Investment Corp. (b)                  67,146       962,202     0.2
                                       Other Securities                                        2,350,762     0.4
                                                                                             -----------     ---
                                                                                               3,312,964     0.6
                                                                                             -----------     ---
JEWELRY,WATCHES & GEMSTONES            Other Securities                                          847,047     0.2
LEISURE TIME                           Other Securities                                        2,208,867     0.4
MACHINE TOOLS                          Other Securities                                          186,863     0.0
MACHINERY & ENGINEERING                Other Securities                                          485,575     0.1
MACHINERY: AGRICULTURAL                Other Securities                                          729,774     0.1
MACHINERY: CONSTRUCTION & HANDLING     Other Securities                                          466,079     0.1
MACHINERY: ENGINES                     Other Securities                                          552,917     0.1
MACHINERY: INDUSTRIAL/SPECIALTY        Nordson Corp.                                15,910     1,159,680     0.2
                                       Woodward Governor Co.                        27,758       989,850     0.2
                                       Other Securities                                        3,901,546     0.7
                                                                                             -----------     ---
                                                                                               6,051,076     1.1
                                                                                             -----------     ---
MACHINERY: OIL WELL                    Dril-Quip, Inc. (a)                          14,576       918,288     0.2
EQUIPMENT & SERVICES                   W-H Energy Services, Inc. (a)                14,657     1,403,261     0.3
                                       Other Securities                                        8,194,236     1.5
                                                                                             -----------     ---
                                                                                              10,515,785     2.0
                                                                                             -----------     ---
MACHINERY: SPECIALTY                   Other Securities                                          518,767     0.1
MANUFACTURED HOUSING                   Other Securities                                          429,760     0.1

                        See notes to financial statements

MASTER SMALL CAP INDEX SERIES
SUMMARY SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)

INDUSTRY                               COMMON STOCKS                                SHARES      VALUE      PERCENT
--------                               ------------------------------------------   ------   -----------   -------
MANUFACTURING                          Other Securities                                      $   569,346     0.1%
MEDICAL & DENTAL                       Owens & Minor, Inc.                          19,398       886,295     0.2
INSTRUMENTS & SUPPLIES                 Other Securities                                       14,298,900     2.6
                                                                                             -----------     ---
                                                                                              15,185,195     2.8
                                                                                             -----------     ---
MEDICAL SERVICES                       Other Securities                                        2,256,029     0.4
METAL FABRICATING                      Other Securities                                        4,305,209     0.8
METALS & MINERALS MISCELLANEOUS        Compass Minerals International, Inc.         15,300     1,232,568     0.2
                                       GrafTech International Ltd. (a)              48,744     1,307,802     0.2
                                       Other Securities                                        2,859,184     0.5
                                                                                             -----------     ---
                                                                                               5,399,554     0.9
                                                                                             -----------     ---
MISCELLANEOUS BUSINESS &
   CONSUMER DISCRETIONARY              Other Securities                                          112,660     0.0
MISCELLANEOUS CONSUMER STAPLES         Other Securities                                          116,280     0.0
MISCELLANEOUS HEALTH CARE              Other Securities                                          102,300     0.0
MISCELLANEOUS MATERIALS &
   COMMODITIES                         Other Securities                                          883,101     0.2
MISCELLANEOUS MATERIALS & PROCESSING   Other Securities                                          555,328     0.1
MISCELLANEOUS PRODUCER DURABLES        Other Securities                                          267,705     0.1
MISCELLANEOUS TECHNOLOGY               Other Securities                                          572,222     0.1
MULTI-SECTOR COMPANIES                 Other Securities                                        1,716,748     0.3
OFFICE FURNITURE & BUSINESS
   EQUIPMENT                           Other Securities                                        1,806,563     0.3
OFFSHORE DRILLING                      Other Securities                                          218,790     0.0
OIL: CRUDE PRODUCERS                   Berry Petroleum Co. Class A                  20,202     1,189,494     0.2
                                       Bill Barrett Corp. (a)                       17,300     1,027,793     0.2
                                       Carrizo Oil & Gas, Inc. (a)                  12,900       878,361     0.2
                                       Comstock Resources, Inc. (a)                 21,557     1,820,057     0.3
                                       EXCO Resources, Inc. (a)                     35,200     1,299,232     0.2
                                       Stone Energy Corp. (a)                       13,478       888,335     0.2
                                       Swift Energy Co. (a)                         14,417       952,387     0.2
                                       Other Securities                                       14,584,867     2.7
                                                                                             -----------     ---
                                                                                              22,640,526     4.2
                                                                                             -----------     ---
OIL: INTEGRATED DOMESTIC               Other Securities                                        1,400,052     0.3
OIL: INTEGRATED INTERNATIONAL          Other Securities                                          238,007     0.0
PAINTS & COATINGS                      Other Securities                                          961,933     0.2
PAPER                                  Other Securities                                        2,272,123     0.4
PLASTICS                               Other Securities                                          133,472     0.0
POLLUTION CONTROL &
   ENVIRONMENTAL SERVICES              Other Securities                                        2,222,252     0.4
POWER TRANSMISSION EQUIPMENT           Other Securities                                          732,032     0.1
PRINTING & COPYING SERVICES            Other Securities                                        1,005,603     0.2
PRODUCTION TECHNOLOGY EQUIPMENT        Other Securities                                        6,162,503     1.1
PUBLISHING: MISCELLANEOUS              Other Securities                                        1,045,411     0.2
PUBLISHING: NEWSPAPERS                 Other Securities                                        1,065,028     0.2
RADIO & TV BROADCASTERS                Other Securities                                        1,342,749     0.2
RAILROAD EQUIPMENT                     Westinghouse Air Brake Technologies          22,839     1,110,432     0.2
                                       Other Securities                                          417,548     0.1
                                                                                             -----------     ---
                                                                                               1,527,980     0.3
                                                                                             -----------     ---

                        See notes to financial statements

MASTER SMALL CAP INDEX SERIES
SUMMARY SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)

INDUSTRY                               COMMON STOCKS                                SHARES      VALUE      PERCENT
--------                               ------------------------------------------   ------   -----------   -------
RAILROADS                              Other Securities                                      $   482,234     0.1%
REAL ESTATE                            Other Securities                                        1,463,088     0.3
REAL ESTATE INVESTMENT TRUSTS          Anthracite Capital, Inc. (c)(d)              26,600       187,264     0.0
   (REIT'S)                            Realty Income Corp.                          47,800     1,087,928     0.2
                                       Other Securities                                       27,130,860     5.0
                                                                                             -----------    ----
                                                                                              28,406,052     5.2
                                                                                             -----------    ----
RECREATIONAL VEHICLES & BOATS          Other Securities                                          872,367     0.2
RENTAL & LEASING SERVICES:
   COMMERCIAL                          Other Securities                                          704,808     0.1
RENTAL & LEASING SERVICES: CONSUMER    Other Securities                                        1,604,088     0.3
RESTAURANTS                            Other Securities                                        5,876,063     1.1
RETAIL                                 Aeropostale, Inc. (a)(c)                     31,575       989,245     0.2
                                       Other Securities                                       14,280,895     2.6
                                                                                             -----------    ----
                                                                                              15,270,140     2.8
                                                                                             -----------    ----
SAVINGS & LOAN                         Other Securities                                        5,071,259     0.9
SCIENTIFIC EQUIPMENT & SUPPLIERS       Other Securities                                          920,907     0.2
SECURITIES BROKERAGE & SERVICES        Other Securities                                        2,688,476     0.5
SERVICES: COMMERCIAL                   Waste Connections, Inc. (a)                  31,327     1,000,271     0.2
                                       Watson Wyatt Worldwide, Inc.                 20,115     1,063,882     0.2
                                       Other Securities                                       14,849,257     2.7
                                                                                             -----------    ----
                                                                                              16,913,410     3.1
                                                                                             -----------    ----
SHIPPING                               Other Securities                                        4,911,822     0.9
SHOES                                  Other Securities                                        3,641,676     0.7
STEEL                                  Other Securities                                        1,557,466     0.3
SUGAR                                  Other Securities                                           85,415     0.0
TELECOMMUNICATIONS EQUIPMENT           Polycom, Inc. (a)                            41,500     1,010,940     0.2
                                       Other Securities                                        2,566,262     0.5
                                                                                             -----------    ----
                                                                                               3,577,202     0.7
                                                                                             -----------    ----
TEXTILE PRODUCTS                       Other Securities                                          365,908     0.1
TEXTILES APPAREL MANUFACTURERS         The Warnaco Group, Inc. (a)                  21,500       947,505     0.2
                                       Other Securities                                        3,346,853     0.6
                                                                                             -----------    ----
                                                                                               4,294,358     0.8
                                                                                             -----------    ----
TIRES & RUBBER                         Other Securities                                          677,450     0.1
TOBACCO                                Other Securities                                        1,215,372     0.2
TOYS                                   Other Securities                                        1,154,101     0.2
TRANSPORTATION MISCELLANEOUS           Other Securities                                        1,561,081     0.3
TRUCKERS                               Other Securities                                        3,223,990     0.6
UTILITIES: CABLE TV & RADIO            Other Securities                                          116,412     0.0
UTILITIES: ELECTRICAL                  ITC Holdings Corp.                           23,300     1,190,863     0.2
                                       Westar Energy, Inc.                          49,500     1,064,745     0.2
                                       Other Securities                                        7,469,315     1.4
                                                                                             -----------    ----
                                                                                               9,724,923     1.8
                                                                                             -----------    ----
UTILITIES: GAS DISTRIBUTORS            Nicor, Inc.                                  21,300       907,167     0.2
                                       Piedmont Natural Gas Co. (b)                 34,600       905,136     0.1
                                       Other Securities                                        3,855,390     0.7
                                                                                             -----------    ----
                                                                                               5,667,693     1.0
                                                                                             -----------    ----
UTILITIES: MISCELLANEOUS               Other Securities                                          667,290     0.1

                        See notes to financial statements

MASTER SMALL CAP INDEX SERIES
SUMMARY SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)

INDUSTRY                  COMMON STOCKS                                            SHARES         VALUE      PERCENT
--------                  ----------------------------------------------------   ----------   ------------   -------
UTILITIES:                TW Telecom, Inc.                                          69,500    $  1,114,085      0.2%
TELECOMMUNICATIONS        (a)(b) Other                                                           4,881,990      0.9
                          Securities
                                                                                              ------------    -----
                                                                                                 5,996,075      1.1
                                                                                              ------------    -----
UTILITIES: WATER          Other Securities                                                       1,225,110      0.2
WHOLESALERS               Other Securities                                                       1,185,216      0.2
                                                                                              ------------    -----
                          TOTAL COMMON STOCKS                                                  496,365,284     91.5
                                                                                              ============    =====
                          EXCHANGE-TRADED FUNDS
                          iShares Russell 2000 Index Fund (b)                       67,164       4,636,331      0.9
                                                                                              ------------    -----
                          TOTAL EXCHANGE-TRADED FUNDS                                            4,636,331      0.9
                                                                                              ============    =====
                          MUTUAL FUNDS
                          BlackRock Kelso Capital Corp. (d)                          4,100          38,786      0.0
                          Other Securities                                                         670,600      0.1
                                                                                              ------------    -----
                          TOTAL MUTUAL FUNDS                                                       709,386      0.1
                                                                                              ============    =====
                          WARRANTS (E)
COMMUNICATIONS
   TECHNOLOGY             Other Securities                                                               0      0.0
                                                                                              ------------    -----
                          TOTAL WARRANTS                                                                 0      0.0
                                                                                              ============    =====
                          OTHER INTERESTS (F)
OIL: CRUDE PRODUCERS      Other Securities                                                               0      0.0
                                                                                              ------------    -----
                          TOTAL OTHER INTERESTS                                                          0      0.0
                                                                                              ============    =====
                          TOTAL LONG-TERM INVESTMENTS (COST -- $493,391,561)                   501,711,001     92.5
                                                                                              ============    =====

                                                                                 BENEFICIAL
                                                                                  INTEREST
                          SHORT-TERM SECURITIES                                     (000)
                          ----------------------------------------------------   ----------
                          BlackRock Liquidity Series, LLC Cash Sweep Series,
                             2.56%                                                 $34,422      34,421,562      6.3
                          BlackRock Liquidity Series, LLC Money Market Series,
                             2.70% (d)(g)(h)                                        64,589      64,588,600     11.9
                                                                                              ------------    -----
                          TOTAL SHORT-TERM SECURITIES (COST -- $99,010,162) --
                             18.2%                                                              99,010,162     18.2
                                                                                              ============    =====
TOTAL INVESTMENTS (COST -- $592,401,723*)                                                      600,721,163    110.7
LIABILITIES IN EXCESS OF OTHER ASSETS                                                          (57,908,928)   (10.7)
                                                                                              ------------    -----
NET ASSETS                                                                                    $542,812,235    100.0%
                                                                                              ============    =====

                        See notes to financial statements

MASTER SMALL CAP INDEX SERIES
SUMMARY SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)

* The cost and unrealized appreciation (depreciation) of investments, as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate Cost..................................................   $598,304,091
                                                                   ------------
Gross unrealized appreciation...................................   $ 79,863,244
Gross unrealized depreciation...................................    (77,446,172)
                                                                   ------------
Net unrealized appreciation.....................................   $  2,417,072
                                                                   ============

(a)  Non-income producing security.

(b)  Security, or a portion of security, is on loan.

(c) All or a portion of the security has been pledged as collateral in connection with open financial futures contracts.

(d) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2 (a)(3) of the Investment Company Act of 1940, were as follows:

                                                       PURCHASE                                   INTEREST/DIVIDEND
AFFILIATED                                               COST       SALE COST     REALIZED LOSS        INCOME
----------                                            ----------   -----------    -------------   -----------------
Anthracite Capital, Inc.                              $       --   $   120,735      $(48,521)         $ 17,439
BlackRock Kelso Capital Corp.                             15,517         6,168          (524)            2,279
BlackRock Liquidity Series, LLC Cash Sweep Series      1,194,769*           --            --           378,995
BlackRock Liquidity Series, LLC Money Market Series           --    19,220,217**          --           597,824

*    Represents net purchase cost.

**   Represents net sale cost.

(e) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(f) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(g)  Represents the current yield as of report date.

(h)  Security was purchased with the cash proceeds from securities loans.

- For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

-    Financial futures contracts purchased as of June 30, 2008, were as follows:

NUMBER OF                                                         UNREALIZED
CONTRACTS         ISSUE          EXPIRATION DATE    FACE VALUE   DEPRECIATION
---------   ------------------   ---------------   -----------   ------------
   603      Russell 2000 Index   September 2008    $43,948,831   $(2,239,321)

- Effective January 1, 2008, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

     - Level 1 -- price quotations in active markets/exchanges for identical securities

     - Level 2 -- other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

     - Level 3 -- unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series' own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series' policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Series' investments:

                                              INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                SECURITIES       INSTRUMENTS*
----------------                              --------------   ---------------
Level 1....................................    $501,711,001      $(2,239,321)
Level 2....................................      99,010,162               --
Level 3....................................              --               --
                                               ------------      -----------
Total......................................    $600,721,163      $(2,239,321)
                                               ============      ===========

*    Other financial instruments are futures.

                        See notes to financial statements

MASTER SMALL CAP INDEX SERIES
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008 (UNAUDITED)

ASSETS
Investments at value -- unaffiliated (including securities loaned of $54,110,838)
   (cost -- $493,080,503) ...........................................................   $501,484,951
Investments at value -- affiliated (cost -- $99,321,220) ............................     99,236,212
Cash ................................................................................        876,888
Investments sold receivable .........................................................     83,594,388
Contributions receivable from Investors .............................................      1,376,705
Dividends receivable ................................................................        539,407
Securities lending income receivable ................................................         92,177
Receivable from advisor .............................................................          1,541
Prepaid expenses ....................................................................         17,103
Other assets ........................................................................          5,713
                                                                                        ------------
Total assets ........................................................................    687,225,085
                                                                                        ------------
LIABILITIES
Collateral on securities loaned -- at value .........................................     64,588,600
Investments purchased payable .......................................................     79,342,102
Margin variation payable ............................................................        434,749
Other affiliates payable ............................................................          4,343
Officer's and Directors' fees payable ...............................................            117
Other accrued expenses payable ......................................................         41,556
Other liabilities payable ...........................................................          1,383
                                                                                        ------------
Total liabilities ...................................................................    144,412,850
                                                                                        ------------
NET ASSETS
Net assets ..........................................................................   $542,812,235
                                                                                        ============
NET ASSETS CONSIST OF
Investors' capital ..................................................................   $536,732,116
Net unrealized appreciation/depreciation ............................................      6,080,119
                                                                                        ------------
Net assets ..........................................................................   $542,812,235
                                                                                        ============

                        See notes to financial statements

MASTER SMALL CAP INDEX SERIES
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

INVESTMENT INCOME
   Dividends (net of $1,058 foreign withholding tax and $19,718 from affiliates).....   $  2,578,195
   Interest from affiliates..........................................................        378,995
   Securities lending -- net.........................................................        597,824
                                                                                        ------------
Total income.........................................................................      3,555,014
                                                                                        ------------
EXPENSES
   Custodian fees....................................................................         63,851
   Accounting services...............................................................         49,000
   Professional fees.................................................................         42,254
   Investment advisory...............................................................         26,865
   Officers and Directors............................................................         11,359
   Printing..........................................................................            528
   Miscellaneous.....................................................................          6,260
                                                                                        ------------
Total expenses.......................................................................        200,117
   Less fees waived by advisor.......................................................         (8,848)
   Less fees paid indirectly.........................................................           (775)
                                                                                        ------------
Total expenses after fees waived and paid indirectly.................................        190,494
                                                                                        ------------
Net investment income................................................................      3,364,520
                                                                                        ------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
   Investments (including $(49,045) from affiliates).................................      8,191,176
   In-kind redemption................................................................    (11,422,101)
   Futures...........................................................................        496,632
                                                                                        ------------
                                                                                           2,734,293
                                                                                        ------------
Net change in unrealized appreciation/depreciation on:
   Investments.......................................................................    (54,081,567)
   Futures...........................................................................     (2,708,926)
                                                                                        ------------
                                                                                         (56,790,493)
                                                                                        ------------
Total realized and unrealized loss...................................................    (59,524,786)
                                                                                        ============
Net Decrease in Net Assets Resulting from Operations.................................   $(56,160,266)
                                                                                        ============

                        See notes to financial statements

MASTER SMALL CAP INDEX SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SIX
                                                                          MONTHS ENDED
                                                                            JUNE 30,       YEAR ENDED
                                                                              2008          DECEMBER
                                                                          (UNAUDITED)       31, 2008
                                                                         -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
   OPERATIONS
Net investment income ................................................   $   3,364,520   $  10,909,414
Net realized gain (loss) .............................................      (2,734,293)     21,031,968
Net change in unrealized appreciation/depreciation ...................     (56,790,493)    (45,314,859)
                                                                         -------------   -------------
Net decrease in net assets resulting from operations .................     (56,160,266)    (13,373,477)
                                                                         -------------   -------------
   CAPITAL TRANSACTIONS
Proceeds from contributions ..........................................     170,373,581     443,692,332
Fair value of withdrawals ............................................    (201,795,364)   (361,297,148)
                                                                         -------------   -------------
Increase (decrease) in net assets derived from capital transactions ..     (31,421,783)     82,395,184
                                                                         -------------   -------------
   NET ASSETS
Total increase (decrease) in net assets ..............................     (87,582,049)     69,021,707
Beginning of period ..................................................     630,394,284     561,372,577
                                                                         -------------   -------------
End of period ........................................................   $ 542,812,235   $ 630,394,284
                                                                         =============   =============

FINANCIAL HIGHLIGHTS

                                                               SIX
                                                           MONTHS ENDED                  YEAR ENDED DECEMBER 31,
                                                          JUNE 30, 2008   -----------------------------------------------------
                                                           (UNAUDITED)      2007        2006       2005       2004       2003
                                                          -------------   --------    --------   --------   --------   --------
   TOTAL INVESTMENT RETURN
Total investment return ...............................      (9.27)%(1)      (1.46)%     18.13%      4.63%     18.15%     47.11%
                                                          --------        --------    --------   --------   --------   --------
   RATIOS TO AVERAGE NET ASSETS
Total expenses after fees waived and paid indirectly ..       0.07%(2)        0.06%       0.07%      0.07%      0.08%      0.09%
                                                          --------        --------    --------   --------   --------   --------
Total expenses after fees waived and before paid
   indirectly .........................................       0.07%(2)        0.06%       0.07%      0.07%      0.08%      0.09%
                                                          --------        --------    --------   --------   --------   --------
Total expenses ........................................       0.07%(2)        0.06%       0.07%      0.08%      0.08%      0.10%
                                                          --------        --------    --------   --------   --------   --------
Net investment income .................................       1.25%(2)        1.69%       1.55%      1.17%      1.11%      1.13%
                                                          --------        --------    --------   --------   --------   --------
   SUPPLEMENTAL DATA
Net assets, end of period (000) .......................   $542,812        $630,394    $561,373   $370,145   $365,661   $335,659
                                                          --------        --------    --------   --------   --------   --------
Portfolio turnover ....................................         34%             26%         40%        37%        38%        29%
                                                          --------        --------    --------   --------   --------   --------

(1)  Aggregate total investment return.

(2)  Annualized.

                        See notes to financial statements

MASTER SMALL CAP INDEX SERIES
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES:

     Master Small Cap Index Series (the "Series"), a non-diversified management investment company, is part of Quantitative Master Series LLC (the "Master LLC"). The Master LLC is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is organized as a Delaware limited liability company. The Limited Liability Company Agreement permits the Directors to issue non-transferable interests in the Master LLC, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

     The following is a summary of significant accounting policies followed by the Series:

Valuation of Investments:

     Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available the prior day's price will be used, unless it is determined that such prior day's price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day. Financial futures contracts traded on exchanges are valued at their last sale price.

     In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Directors (the "Board") as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Derivative Financial Instruments:

     The Series may engage in various portfolio investment strategies to increase the return of the Series and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

     - Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Segregation:

     In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission ("SEC") require that the Series segregates assets in connection with certain investments (e.g., futures), the Series will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other

MASTER SMALL CAP INDEX SERIES
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Investment Transactions and Investment Income:

     Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income is recognized on the accrual basis.

Securities lending:

     The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

Income Taxes:

     The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate shares of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Master LLC's assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code. Under the applicable foreign tax laws, a withholding tax may be imposed on interest dividend, and capital gains at various rates.

     The Series files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series' U.S. federal tax returns remains open for the years ended December 31, 2004 through December 31, 2006. The statutes of limitations on the Series' state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement:

     In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The impact of the Series' financial statement disclosures, if any, is currently being assessed.

MASTER SMALL CAP INDEX SERIES
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

Other:

Expenses directly related to the Series are charged to that Series. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES:

     The Master LLC, on behalf of the Series, has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

     The Advisor is responsible for the management of the Series' investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Advisor a monthly fee at an annual rate of 0.01% of the average daily value of the Series' net assets.

     The Advisor has entered into a contractual arrangement with the Master LLC with respect to the Series under which the Advisor will waive its fees or reimburse expenses so that the total operating expenses incurred by the Series will not exceed 0.08% of the Series' average daily net assets. This arrangement has a one-year term and is renewable. This amount is shown on the Statement of Operations as fees waived by the Advisor.

     The Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Advisor, under which the Advisor pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Series to the Advisor.

     For the six months ended June 30, 2008, the Series reimbursed the Advisor $4,043 for certain accounting services, which is included in accounting services in the Statement of Operations.

     The Master LLC, on behalf of the Series, has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, or its affiliates. As of June 30, 2008, the Series lent securities with a value of $2,416,233 to MLPF&S or its affiliates. Pursuant to that order, the Master LLC has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Master LLC and the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. For the six months ended June 30, 2008, BIM received $148,155 in securities lending agent fees.

     Pursuant to the terms of the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balances ("custody credits"), which are shown on the Statement of Operations as fees paid indirectly.

     Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.

3. INVESTMENTS:

     Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2008 were $174,555,892, and $215,406,565, respectively.

MASTER SMALL CAP INDEX SERIES
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

4. SHORT-TERM BORROWINGS:

     The Master LLC, on behalf of the Series, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Series pays a commitment fee of 0.06% per annum based on the Series' pro rata share of the unused portion of the credit agreement, which is included in miscellaneous expenses in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the six months ended June 30, 2008.

MASTER INTERNATIONAL INDEX SERIES
SUMMARY SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)

     This summary schedule of investments is presented to help investors focus on the Series' principal holdings. It includes the Series' 50 largest holdings, each investment of any issuer that exceeds 1% of the Series' net assets and affiliated issues. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the Securities and Exchange Commission. A complete schedule of investments is available without charge, upon request, by calling (800) 441-7762 or on the Securities and Exchange Commission's website at http://www.sec.gov.

INDUSTRY                                COMMON STOCKS                             SHARES        VALUE        PERCENT
--------                                -------------------------------------   ---------   --------------   -------
AEROSPACE & DEFENSE                     Other Securities                                    $    6,477,955      0.6%
AIR FREIGHT & LOGISTICS                 Other Securities                                         3,767,596      0.4
AIRLINES                                Other Securities                                         2,481,451      0.2
AUTO COMPONENTS                         Other Securities                                         7,687,699      0.7
AUTOMOBILES                             DaimlerChrysler AG                         75,625        4,690,714      0.4
                                        Honda Motor Co., Ltd.                     139,800        4,770,908      0.5
                                        Toyota Motor Corp.                        225,800       10,658,665      1.0
                                        Other Securities                                        14,028,865      1.3
                                                                                            --------------   ------
                                                                                                34,149,152      3.2
                                                                                            --------------   ------
BEVERAGES                               Other Securities                                        13,886,140      1.3
BIOTECHNOLOGY                           Other Securities                                         2,410,776      0.2
BUILDING PRODUCTS                       Other Securities                                         5,591,469      0.5
CAPITAL MARKETS                         UBS AG (a)                                247,404        5,155,464      0.5
                                        Other Securities                                        18,204,064      1.7
                                                                                            --------------   ------
                                                                                                23,359,528      2.2
                                                                                            --------------   ------
CHEMICALS                               BASF SE                                    80,438        5,543,913      0.5
                                        Bayer AG                                   64,499        5,426,846      0.5
                                        Other Securities                                        26,338,452      2.5
                                                                                            --------------   ------
                                                                                                37,309,211      3.5
                                                                                            --------------   ------
COMMERCIAL BANKS                        BNP Paribas SA                             67,732        6,097,042      0.6
                                        Banco Bilbao Vizcaya Argentaria SA        297,839        5,674,971      0.5
                                        Banco Santander SA                        521,062        9,506,325      0.9
                                        Commonwealth Bank of Australia Ltd.       108,474        4,182,715      0.4
                                        HSBC Holdings Plc                         991,430       15,265,566      1.4
                                        Mitsubishi UFJ Financial Group, Inc.      874,618        7,729,388      0.7
                                        Royal Bank of Scotland Group Plc        1,341,311        5,710,136      0.6
                                        Sumitomo Mitsui Financial Group, Inc.         543        4,083,473      0.4
                                        Unicredit SpA                             959,229        5,835,610      0.6
                                        Other Securities                                        76,004,073      7.2
                                                                                            --------------   ------
                                                                                               140,089,299     13.3
                                                                                            --------------   ------
COMMERCIAL SERVICES & SUPPLIES          Other Securities                                         7,700,134      0.7
COMMUNICATIONS EQUIPMENT                Nokia Oyj                                 334,503        8,176,242      0.8
                                        Other Securities                                         3,829,801      0.3
                                                                                            --------------   ------
                                                                                                12,006,043      1.1
                                                                                            --------------   ------
COMPUTERS & PERIPHERALS                 Other Securities                                         4,793,664      0.5
CONSTRUCTION & ENGINEERING              Other Securities                                        10,656,169      1.0
CONSTRUCTION MATERIALS                  Other Securities                                         6,377,682      0.6
CONSUMER FINANCE                        Other Securities                                         2,191,133      0.2
CONTAINERS & PACKAGING                  Other Securities                                         1,009,455      0.1
DISTRIBUTORS                            Other Securities                                           940,163      0.1
DIVERSIFIED CONSUMER SERVICES           Other Securities                                           186,305      0.0
DIVERSIFIED FINANCIAL SERVICES          ING Groep NV CVA                          158,275        5,004,296      0.5
                                        Other Securities                                        11,158,479      1.0
                                                                                            --------------   ------
                                                                                                16,162,775      1.5
                                                                                            --------------   ------

                       See notes to financial statements

MASTER INTERNATIONAL INDEX SERIES
SUMMARY SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)

INDUSTRY                                COMMON STOCKS                             SHARES        VALUE        PERCENT
--------                                -------------------------------------   ---------   --------------   -------
DIVERSIFIED TELECOMMUNICATION
SERVICES                                France Telecom SA                         151,335   $    4,438,218      0.4%
                                        Telefonica SA                             357,958        9,472,939      0.9
                                        Other Securities                                        25,007,589      2.4
                                                                                            --------------   ------
                                                                                                38,918,746      3.7
                                                                                            --------------   ------
ELECTRIC UTILITIES                      E.ON AG                                    53,136       10,709,279      1.0
                                        Other Securities                                        28,616,239      2.7
                                                                                            --------------   ------
                                                                                                39,325,518      3.7
                                                                                            --------------   ------
ELECTRICAL EQUIPMENT                    ABB Ltd.                                  184,739        5,229,195      0.5
                                        Other Securities                                        11,816,261      1.1
                                                                                            --------------   ------
                                                                                                17,045,456      1.6
                                                                                            --------------   ------
ELECTRONIC EQUIPMENT & INSTRUMENTS      Other Securities                                        11,311,271      1.1
ENERGY EQUIPMENT & SERVICES             Other Securities                                         5,934,962      0.6
FOOD & STAPLES RETAILING                Tesco Plc                                 652,982        4,776,106      0.4
                                        Other Securities                                        16,617,656      1.6
                                                                                            --------------   ------
                                                                                                21,393,762      2.0
                                                                                            --------------   ------
FOOD PRODUCTS                           Nestle SA Registered Shares               332,370       14,978,145      1.4
                                        Other Securities                                        15,332,800      1.5
                                                                                            --------------   ------
                                                                                                30,310,945      2.9
                                                                                            --------------   ------
GAS UTILITIES                           Other Securities                                         4,955,653      0.5
HEALTH CARE EQUIPMENT & SUPPLIES        Other Securities                                         6,378,191      0.6
HEALTH CARE PROVIDERS & SERVICES        Other Securities                                         2,109,808      0.2
HOTELS, RESTAURANTS & LEISURE           Other Securities                                         8,294,680      0.8
HOUSEHOLD DURABLES                      Other Securities                                        10,980,411      1.0
HOUSEHOLD PRODUCTS                      Other Securities                                         4,369,977      0.4
IT SERVICES                             Other Securities                                         2,801,370      0.3
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS                          Other Securities                                         2,002,089      0.2
INDUSTRIAL CONGLOMERATES                Siemens AG                                 72,270        8,011,879      0.8
                                        Other Securities                                         9,508,381      0.9
                                                                                            --------------   ------
                                                                                                17,520,260      1.7
                                                                                            --------------   ------
INSURANCE                               Allianz AG Registered Shares               37,418        6,581,962      0.6
                                        Other Securities                                        40,838,856      3.9
                                                                                            --------------   ------
                                                                                                47,420,818      4.5
                                                                                            --------------   ------
INTERNET & CATALOG RETAIL               Other Securities                                           790,368      0.1
INTERNET SOFTWARE & SERVICES            Other Securities                                           740,160      0.1
LEISURE EQUIPMENT & PRODUCTS            Other Securities                                         2,060,759      0.2
LIFE SCIENCES TOOLS & SERVICES          Other Securities                                           541,736      0.1
MACHINERY                               Other Securities                                        22,146,199      2.1
MARINE                                  Other Securities                                         5,335,474      0.5
MEDIA                                   Other Securities                                        14,932,731      1.4
METALS & MINING                         Anglo American Plc                        110,084        7,731,603      0.7
                                        ArcelorMittal                              72,665        7,141,154      0.7
                                        BHP Billiton Ltd.                         278,546       11,855,039      1.1
                                        BHP Billiton Plc                          184,422        7,072,581      0.7
                                        Rio Tinto Ltd.                             23,469        3,036,599      0.3
                                        Rio Tinto Plc Registered Shares            83,246       10,025,058      0.9
                                        Xstrata Plc                                53,315        4,247,091      0.4
                                        Other Securities                                        23,870,761      2.3
                                                                                            --------------   ------
                                                                                                74,979,886      7.1
                                                                                            --------------   ------

                       See notes to financial statements

MASTER INTERNATIONAL INDEX SERIES
SUMMARY SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)

INDUSTRY                                COMMON STOCKS                             SHARES        VALUE        PERCENT
--------                                -------------------------------------   ---------   --------------   -------
MULTI-UTILITIES                         RWE AG                                     36,869   $    4,654,941      0.4%
                                        Suez SA                                    86,754        5,880,853      0.6
                                        Other Securities                                         8,439,349      0.8
                                                                                            --------------   ------
                                                                                                18,975,143      1.8
                                                                                            --------------   ------
MULTILINE RETAIL                        Other Securities                                         3,099,631      0.3
OFFICE ELECTRONICS                      Canon, Inc.                                88,200        4,540,176      0.4
                                        Other Securities                                         2,319,383      0.2
                                                                                            --------------   ------
                                                                                                 6,859,559      0.6
                                                                                            --------------   ------
OIL, GAS & CONSUMABLE FUELS             BG Group Plc                              278,189        7,229,421      0.7
                                        BP Plc                                  1,577,445       18,283,499      1.7
                                        Eni SpA                                   216,899        8,057,887      0.8
                                        Royal Dutch Shell Plc                     297,074       12,177,494      1.2
                                        Royal Dutch Shell Plc Class B             230,059        9,212,270      0.9
                                        Statoilhydro ASA                          108,294        4,040,423      0.4
                                        Total SA                                  179,986       15,320,161      1.4
                                        Other Securities                                        14,921,976      1.4
                                                                                            --------------   ------
                                                                                                89,243,131      8.5
                                                                                            --------------   ------
PAPER & FOREST PRODUCTS                 Other Securities                                         2,752,871      0.3
PERSONAL PRODUCTS                       Other Securities                                         3,316,540      0.3
PHARMACEUTICALS                         AstraZeneca Plc                           120,974        5,143,607      0.5
                                        GlaxoSmithKline Plc                       456,019       10,080,644      1.0
                                        Novartis AG Registered Shares             195,789       10,774,699      1.0
                                        Roche Holding AG                           59,298       10,660,139      1.0
                                        Sanofi-Aventis                             85,065        5,652,487      0.5
                                        Other Securities                                        16,309,554      1.5
                                                                                            --------------   ------
                                                                                                58,621,130      5.5
                                                                                            --------------   ------
REAL ESTATE INVESTMENT TRUSTS (REITS)   Other Securities                                        11,905,537      1.1
REAL ESTATE MANAGEMENT & DEVELOPMENT    Other Securities                                        16,141,405      1.5
ROAD & RAIL                             Other Securities                                         8,705,794      0.8
SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT                            Other Securities                                         4,545,430      0.4
SOFTWARE                                Nintendo Co., Ltd.                          8,200        4,650,002      0.4
                                        Other Securities                                         5,288,544      0.5
                                                                                            --------------   ------
                                                                                                 9,938,546      0.9
                                                                                            --------------   ------
SPECIALTY RETAIL                        Other Securities                                         5,924,607      0.6
TEXTILES, APPAREL & LUXURY GOODS        Other Securities                                         9,555,769      0.9
TOBACCO                                 British American Tobacco Plc              125,553        4,330,801      0.4
                                        Other Securities                                         5,195,419      0.5
                                                                                            --------------   ------
                                                                                                 9,526,220      0.9
                                                                                            --------------   ------
TRADING COMPANIES & DISTRIBUTORS        Other Securities                                        12,418,880      1.2
TRANSPORTATION INFRASTRUCTURE           Other Securities                                         3,676,856      0.4
WATER UTILITIES                         Other Securities                                           512,930      0.1
WIRELESS TELECOMMUNICATION SERVICES     Vodafone Group Plc                      4,437,083       13,073,020      1.2
                                        Other Securities                                         5,681,633      0.6
                                                                                            --------------   ------
                                                                                                18,754,653      1.8
                                                                                            --------------   ------
                                        TOTAL COMMON STOCKS                                  1,026,309,661     97.2
                                                                                            --------------   ------

                        See notes to financial statements

MASTER INTERNATIONAL INDEX SERIES
SUMMARY SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)

                                        EXCHANGE-TRADED FUNDS                     SHARES        VALUE        PERCENT
                                        -------------------------------------   ---------   --------------   -------
                                         iShares MSCI EAFE Index Fund             580,230   $   39,861,801      3.8%
                                                                                            --------------   ------
                                         TOTAL EXCHANGE-TRADED FUNDS                            39,861,801      3.8
                                                                                            --------------   ------

INDUSTRY                                PREFERRED STOCKS
--------                                -------------------------------------
AUTOMOBILES                             Other Securities                                         1,254,469      0.1
HOUSEHOLD PRODUCTS                      Other Securities                                           607,358      0.1
MEDIA                                   Other Securities                                            46,726      0.0
MULTI-UTILITIES                         Other Securities                                           263,966      0.0
                                                                                            --------------   ------
                                        TOTAL PREFERRED STOCKS                                   2,172,519      0.2
                                                                                            --------------   ------

                                        RIGHTS
                                        -------------------------------------
COMMERCIAL BANKS                        Other Securities                                            49,023      0.0
                                        TOTAL RIGHTS                                                49,023      0.0
                                                                                            --------------   ------
                                        TOTAL LONG-TERM SECURITIES
                                        (COST -- $921,272,409)                               1,068,393,004    101.2
                                                                                            --------------   ------

                                                                                BENEFICIAL
                                                                                 INTEREST
                                        SHORT-TERM SECURITIES                     (000)
                                        -------------------------------------   ---------
                                        BlackRock Liquidity Series, LLC Cash
                                        Sweep Series, 2.56% (b)(c)              $   7,111   $    7,110,912      0.7
                                                                                            --------------   ------
                                        TOTAL SHORT-TERM SECURITIES
                                        (COST -- $7,110,912)                                     7,110,912      0.7
                                                                                            ==============   ======
TOTAL INVESTMENTS
   (COST -- $928,383,321*)                                                                   1,075,503,916    101.9
LIABILITIES IN EXCESS OF OTHER ASSETS                                                          (19,567,874)    (1.9)
NET ASSETS
                                                                                            --------------   ------
                                                                                            $1,055,936,042    100.0%
                                                                                            ==============   ======

* The cost and unrealized appreciation (depreciation of investments, as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate Cost ..................................................   $941,324,811
                                                                    ------------
Gross unrealized appreciation ...................................    204,863,295
Gross unrealized depreciation ...................................    (70,684,190)
                                                                    ------------
Net unrealized appreciation .....................................   $134,179,105
                                                                    ------------

(a)  Non-income producing security.

(b)  Represents the current yield as of the report date.

(c) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2 (a)(3) of the Investment Company Act of 1940, were as follows:

AFFILIATED                                          NET ACTIVITY (000)   INTEREST INCOME
----------                                          ------------------   ---------------
BlackRock Liquidity Series, LLC Cash Sweep Series        $(6,418)            $233,820

- For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

                        See notes to financial statements

MASTER INTERNATIONAL INDEX SERIES
SUMMARY SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)

     - Financial futures contracts purchased as of June 30, 2008, were as follows:

NUMBER OF                                                                        UNREALIZED
CONTRACTS            ISSUE            EXCHANGE   EXPIRATION DATE   FACE VALUE   DEPRECIATION
---------   ----------------------   ---------   ---------------   ----------   ------------
43          OMX Stock Index Future   Stockholm       July 2008     $  681,701    $ (65,880)
108         DJ Euro Stoxx 50           Eurex      September 2008    5,955,728     (208,334)
45          FTSE 100 Index Future      LIFFE      September 2008    5,163,908     (101,434)
22          SPI 200 Index Future       Sydney     September 2008    2,836,241      (98,183)
48          TOPIX Index Future         Tokyo      September 2008    6,252,247     (292,083)
                                                                                 ---------
TOTAL                                                                            $(765,944)
                                                                                 =========

     - Forward foreign currency contracts as of June 30, 2008 were as follows:

                                                           UNREALIZED
                                            SETTLEMENT    APPRECIATION
 CURRENCY PURCHASED      CURRENCY SOLD         DATE      (DEPRECIATION)
 ------------------   -------------------   ----------   --------------
AUD       3,186,150   USD       2,987,612     8/14/08      $  47,781
CHF       1,813,000   USD       1,737,942     8/14/08         37,724
EUR      10,821,500   USD      16,745,401     8/14/08        252,441
EUR         620,000   USD         966,856     8/14/08          7,008
EUR          53,000   USD          81,915     8/14/08          1,334
GBP         301,000   USD         597,612     8/14/08           (206)
GBP       4,440,000   USD       8,633,170     8/14/08        179,075
JPY      87,113,000   USD         816,306     8/14/08          6,180
JPY   1,363,174,000   USD      13,085,321     8/14/08       (214,789)
SEK       4,841,000   USD         802,622     8/14/08           (836)
USD       1,618,334   AUD       1,715,000     8/14/08        (15,519)
USD       1,106,877   CHF       1,147,000     8/14/08        (16,504)
USD         196,463   CHF         203,000     8/14/08         (2,357)
USD         427,888   EUR         276,000     8/14/08         (5,638)
USD      13,332,680   EUR       8,586,000     8/14/08       (153,756)
USD         390,860   GBP         200,000     8/14/08         (6,088)
USD       6,040,685   GBP       3,085,000     8/14/08        (82,238)
USD      10,281,351   JPY   1,070,553,000     8/14/08        173,627
USD         294,678   JPY       1,780,000     8/14/08           (132)
                                                           ---------
TOTAL                                                      $ 207,107
                                                           =========

     -    Currency Abbreviations:

AUD   Australian Dollar

CHF   Swiss Franc

EUR   Euro

GBP   British Pound

JPY   Japanese Yen

SEK   Swedish Krona

- Effective January 1, 2008, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

     - Level 1 -- price quotations in active markets/exchanges for identical securities

     - Level 2 -- other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

     - Level 3 -- unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series' own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series' policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Series' investments:

                   INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS     SECURITIES       INSTRUMENTS*
----------------   --------------   ---------------
Level 1 ........   $   41,426,133      $(765,944)
Level 2 ........    1,034,077,783        207,107
Level 3 ........               --             --
                   --------------      ---------
TOTAL ..........   $1,075,503,916      $(588,837)
                   ==============      =========

* Other financial instruments are futures and forward foreign currency contracts.

                        See notes to financial statements

MASTER INTERNATIONAL INDEX SERIES
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008 (UNAUDITED)

   ASSETS
Investments at value -- unaffiliated (cost --$921,272,409) .....   $1,068,393,004
Investments at value -- affiliated (cost --$7,110,912) .........        7,110,912
Cash ...........................................................        1,241,800
Cash on deposit for financial futures contracts ................        4,499,000
Foreign currency at value (cost --$6,094,021) ..................        6,143,946
Unrealized appreciation on forward foreign currency contracts ..          705,170
Dividends receivable ...........................................        4,942,237
Investments sold receivable ....................................          188,571
Prepaid expenses ...............................................           31,186
                                                                   --------------
Total assets ...................................................    1,093,255,826
                                                                   --------------
   LIABILITIES
Unrealized depreciation on forward foreign currency contracts ..          498,063
Investments purchased payable ..................................          413,252
Withdrawals payable to the Investors ...........................       36,000,501
Margin variation payable .......................................          134,770
Investment advisory fees payable ...............................            2,855
Other affiliates payable .......................................            8,803
Officer's and Directors' fees payable ..........................              209
Other accrued expenses payable .................................          261,331
                                                                   --------------
Total liabilities ..............................................       37,319,784
                                                                   --------------
   NET ASSETS
Net assets .....................................................   $1,055,936,042
                                                                   ==============
   NET ASSETS CONSIST OF
Investors' capital .............................................   $  908,998,040
Net unrealized appreciation/depreciation .......................      146,938,002
                                                                   --------------
Net assets .....................................................   $1,055,936,042
                                                                   ==============

                        See notes to financial statements

MASTER INTERNATIONAL INDEX SERIES
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

   INVESTMENT INCOME
Dividends (net of $2,573,398 foreign withholding tax) ..   $  23,793,681
Interest from affiliates ...............................         233,820
                                                           -------------
Total income ...........................................      24,027,501
                                                           -------------
   EXPENSES
Custodian ..............................................         311,407
Accounting services ....................................          82,696
Investment advisory ....................................          53,046
Professional ...........................................          33,220
Officer and Directors ..................................          12,780
Printing ...............................................             785
Miscellaneous ..........................................          53,786
                                                           -------------
Total expenses .........................................         547,720
Less fees waived by advisor ............................          (6,728)
                                                           -------------
Total expenses after waiver ............................         540,992
                                                           -------------
Net investment income ..................................      23,486,509
                                                           -------------
   REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
   Investments .........................................      (9,341,626)
   In-kind redemption ..................................      (1,719,947)
   Futures .............................................      (1,916,406)
   Foreign currency ....................................         234,913
                                                           -------------
                                                             (12,743,066)
                                                           -------------
Net change in unrealized appreciation/depreciation on:
   Investments .........................................    (141,005,531)
   Futures .............................................        (904,529)
   Foreign currency ....................................         346,290
                                                           -------------
                                                            (141,563,770)
                                                           -------------
Total realized and unrealized loss .....................    (154,306,836)
                                                           -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...   $(130,820,327)
                                                           =============

                        See notes to financial statements

MASTER INTERNATIONAL INDEX SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SIX MONTHS ENDED     YEAR ENDED
                                                                       JUNE 30, 2008      DECEMBER 31,
                                                                        (UNAUDITED)         2007
                                                                     ----------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
   OPERATIONS
Net investment income ............................................    $   23,486,509    $   32,702,640
Net realized gain (loss) .........................................       (12,743,066)       21,342,720
Net change in unrealized appreciation/depreciation ...............      (141,563,770)       60,461,397
                                                                      --------------    --------------
Net increase (decrease) in net assets resulting from operations ..      (130,820,327)      114,506,757
                                                                      --------------    --------------
   CAPITAL TRANSACTIONS
Proceeds from contributions ......................................       389,573,397       740,944,038
Fair value of withdrawals ........................................      (345,988,589)     (542,265,015)
                                                                      --------------    --------------
Net increase in net assets derived from capital transactions .....        43,584,808       198,679,023
                                                                      --------------    --------------
   NET ASSETS

Total increase (decrease) in net assets ..........................       (87,235,519)      313,185,780
Beginning of period ..............................................     1,143,171,561       829,985,781
                                                                      --------------    --------------
End of period ....................................................    $1,055,936,042    $1,143,171,561
                                                                      ==============    ==============

FINANCIAL HIGHLIGHTS

                                      SIX MONTHS
                                        ENDED
                                       JUNE 30,                       YEAR ENDED DECEMBER 31,
                                         2008         ------------------------------------------------------
                                     (UNAUDITED)         2007        2006       2005       2004       2003
                                     -----------      ----------   --------   --------   --------   --------
   TOTAL INVESTMENT RETURN
Total investment return ..........       (10.80)%(1)       10.80%     26.61%     13.64%     20.32%     38.97%
                                     ----------       ----------   --------   --------   --------   --------
   RATIOS TO AVERAGE NET ASSETS
Total expenses after waiver ......         0.10%(2)         0.09%      0.10%      0.10%      0.09%      0.09%
                                     ----------       ----------   --------   --------   --------   --------
Total expenses ...................         0.10%(2)         0.10%      0.11%      0.10%      0.10%      0.10%
                                     ----------       ----------   --------   --------   --------   --------
Net investment income ............         4.42%(2)         2.86%      2.70%      2.53%      2.55%      2.23%
                                     ----------       ----------   --------   --------   --------   --------
   SUPPLEMENTAL DATA
Net assets, end of period (000) ..   $1,055,936       $1,143,172   $829,986   $523,155   $322,067   $553,129
                                     ----------       ----------   --------   --------   --------   --------
Portfolio turnover ...............           16%            30%          23%        11%        14%         9%
                                     ----------       ----------   --------   --------   --------   --------

(1)  Aggregate total investment return.

(2)  Annualized.

                        See notes to financial statements

MASTER INTERNATIONAL INDEX SERIES
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES

     Master International Index Series (the "Series"), a non-diversified management investment company, is part of Quantitative Master Series LLC (the "Master LLC"). The Master LLC is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is organized as a Delaware limited liability company. The Master LLC's Limited Liability Company Agreement permits the Directors to issue non-transferable interests in the Series subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

     (a) Valuation of investments

     Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day's price will be used, unless it is determined that such prior day's price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities are valued at amortized cost.

     In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Directors (the "Board") as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

     (b) Derivative financial instruments

     The Series may engage in various portfolio investment strategies to increase the return of the Series and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract.

     - Forward foreign currency contracts -- The Series may enter into forward foreign currency contracts as a hedge against either specific transactions or portfolio positions. Forward currency contracts, when used by the Series, help to manage the overall exposure to the foreign currency backing some of the investments held by the Series. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

MASTER INTERNATIONAL INDEX SERIES
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

     - Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     - Foreign currency options and futures -- The Series may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedges against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

     (c) Foreign currency transactions

     Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

     The Series reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     (d) Preferred stock

     The Series may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

     (e) Segregation

     In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission ("SEC") require that the Series segregates assets in connection with certain investments (e.g., futures), the Series will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

     (f) Investment transactions and investment income

     Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income is recognized on the accrual basis.

MASTER INTERNATIONAL INDEX SERIES
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

     (g) Dividends and distributions

     Dividends and distributions paid by the Series are recorded on the ex-dividend dates.

     (h) Income taxes

     The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

     The Series files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series' U.S. federal tax returns remains open for the years ended December 31, 2004 through December 31, 2006. The statutes of limitations on the Series' state and local tax returns may remain open for an additional year depending upon the jurisdiction.

     (i) Recent accounting pronouncement

     Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The impact on the Series financial statement disclosures, if any, is currently being assessed.

2. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES:

     The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are principal owners of BlackRock, Inc.

     The Advisor is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Advisor a monthly fee at an annual rate of 0.01% of the average daily value of the Series' net assets.

     The Advisor has entered into a contractual arrangement with the Master LLC with respect to the Series under which the Advisor will waive its fees or reimburse expenses so that the total operating expenses incurred by the Series will not exceed 0.12% of the Series' average daily net assets. This arrangement has a one-year term and is renewable. This amount is shown on the Statement of Operations as fees waived by the advisor.

     The Advisor has entered into a sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Advisor, under which the Advisor pays BIM, for services it provides, a monthly fee that is equal to a percentage of the investment advisory fee paid by the Series to the Advisor.

     For the six months ended June 30, 2008, the Series reimbursed the Advisor $7,617 for certain accounting services, which is included in accounting services in the Statement of Operations.

     In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, received $25,149 in commissions on the execution of portfolio security transactions for the Series for the six months ended June 30, 2008.

MASTER INTERNATIONAL INDEX SERIES
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

     Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.

3. INVESTMENTS:

     Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2008 were $283,039,338 and $168,644,084, respectively.

4. SHORT-TERM BORROWINGS:

     The Master LLC, on behalf of the Series, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Series pays a commitment fee of 0.06% per annum based on the Series' pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the six months ended June 30, 2008.

5. COMMITMENTS:

     At June 30, 2008, the Series had entered into foreign exchange contracts, in addition to the contracts listed on the Schedule of Investments, under which it had agreed to buy various foreign securities with approximate values of $52,000.

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE
MANAGEMENT AGREEMENT OF THE FUNDS (UNAUDITED)

     At its May 21, 2008 meeting, the Board of Trustees ("Board" or "Trustees") considered the renewal of the existing Management Agreement (the "Current Agreement") between the Manager and the American Beacon Funds (collectively, the "Funds"). In preparation for the Board's consideration to renew the Current Agreement, the Board and its Investment Committee undertook steps to gather and consider information furnished by the Manager and Lipper, Inc. ("Lipper"). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager.

     In addition, the Board's Investment Committee worked with Lipper to obtain relevant comparative information regarding the performance, fees and expenses of the Funds. The Investment Committee held a separate meeting on May 9, 2008 to consider the information provided by Lipper. Further, the Board took into consideration information furnished for the Board's review and consideration throughout the year at regular Board and Investment Committee meetings, as well as information specifically prepared in connection with the renewal process.

     On May 21, May 22 and June 4, 2008, the Board met to determine, among other matters, whether to approve a new investment management agreement ("New Agreement") between the Manager and the Funds. The New Agreement is necessary because, on April 16, 2008, AMR Corporation ("AMR"), the parent company of the Manager, entered into an agreement with Lighthouse Holdings, Inc. ("Lighthouse") pursuant to which Lighthouse will acquire all of the capital stock of the Manager ("Transaction") in exchange for cash and 10% of the capital stock of the parent corporation of Lighthouse. Upon the closing of the Transaction ("Closing"), the Manager will cease to be a wholly owned subsidiary of AMR and will become a subsidiary of Lighthouse. This change in control is deemed to be an "assignment" under the Investment Company Act of 1940 ("1940 Act") of the Funds' Current Agreement with the Manager. As required by the 1940 Act, the Funds' Current Agreement provides for its automatic termination in the event of an assignment, and it will, therefore, terminate upon the Closing.

     To provide for the continuity of management for the Funds, the Board met to consider the New Agreement with the Manager. The New Agreement for each Fund will reflect substantially the same terms as the Current Agreement for each Fund. In addition, the Current Agreement has been updated and modernized. As part of this process, the primary administrative services provided by the Manager to the Funds will be transferred to one single administrative services agreement ("New Administrative Services Agreement"). The aggregate fee rates for each Fund under the New Agreement and the New Administrative Services Agreement will be the same as the fee rates imposed under the Current Agreement and the Administrative Services Agreement between the Funds and the Manager (the "Current Administrative Services Agreement").

     The New Agreement is subject to shareholder approval. If approved by the shareholders of the Funds, the New Agreement will become effective upon the Closing or, if the Closing is not consummated, the New Agreement will become effective on or about January 1, 2009. The Manager and Lighthouse anticipate that the Closing will occur in the third calendar quarter of 2008.

     Upon the Closing, Lighthouse directly will control the Manager. Lighthouse currently does not anticipate any changes to the organization or structure of the Funds, to the service providers or to the aggregate fee rates under the Current Agreement. In addition, the portfolio managers at the Manager that currently manage the Funds are expected to continue to manage the Funds after the Closing. In that regard, the Manager and Lighthouse have entered into or will enter into employment contracts that will take effect upon the Closing with certain key personnel performing or overseeing the Funds' investment programs. However, there can be no assurance that these personnel will choose to remain employed by the Manager before or after the Closing. The Manager and the Funds will continue to operate under their existing names. Potential benefits to the Funds as a result of the Transaction include Lighthouse's intention to devote additional resources to product development and distribution of Fund shares. Any resulting growth of Fund assets may produce economies of scale that could benefit shareholders of the Funds.

     In addition, under the Current Agreement, the Manager may retain subadvisors to provide investment advisory services for all or a portion of the assets of a Fund. Pursuant to an exemptive order issued by the Securities and Exchange Commission ("SEC"), the Manager is permitted to enter into new or modified

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE
MANAGEMENT AGREEMENT OF THE FUNDS (UNAUDITED)

investment advisory agreements with existing or new subadvisors ("New Investment Advisory Agreements") without approval of a Fund's shareholders, but subject to the approval of a Fund's Board.

     In preparation for the Board's consideration to approve the New Agreement, the Board held preliminary conference call meetings on April 15, 16 and 21, 2008, to discuss the New Agreement and the effect that approving the New Agreement and would have on the Funds. The Board, with the assistance of independent legal counsel, received a memorandum and related advice from their legal counsel detailing the Board's responsibilities in considering the New Agreement.

     In connection with Board's consideration of the Current Agreement and New Agreement, the Trustees considered, among other materials, responses by the Manager to inquiries requesting:

     - a description of the Transaction, the effects of the Transaction on the Funds and the Board, and any proposed changes to the Funds, their service providers or fee structure and other information;

     - a description of any significant changes (actual or anticipated) to principal activities, personnel, services provided to the Funds, or any other area, including how these changes might affect the Funds;

     -    a copy of the firm's Form ADV registration statement with the SEC;

     - a summary of any material past, pending or anticipated litigation or regulatory proceedings involving the firm or its personnel, including the results of any recent regulatory examination or independent audit;

     - a profit/loss analysis of the firm and any actual or anticipated economies of scale in relation to the services it provides to each Fund;

     - a description of any payments by the firm to support the Funds' marketing efforts;

     - an analysis of compensation, including a comparison with fees charged to other clients for which similar services are provided, any proposed changes to the fee schedule and the effect of any fee waivers;

     - an evaluation of other benefits to the firm or Funds as a result of their relationship, if any;

     - confirmation that the firm's financial condition does not raise concerns that the firm would be unable to continue providing the same scope and quality of services to the Funds;

     - a description of the scope of portfolio management services provided to the Funds and the firm's other clients, including other registered investment companies, whether such services differ, and any advantages or disadvantages that might accrue to the Funds due to the firm's involvement in other activities;

     - a description of the personnel who are assigned primary responsibility for managing the Funds, including any changes during the past year, and a discussion of the adequacy of current and projected staffing levels to service the Funds;

     - a description of the basis upon which portfolio managers are compensated, including any "incentive" arrangements;

     - a discussion regarding the firm's participation in "soft dollar" arrangements, if any, or other brokerage allocation policies with respect to Fund transactions, including the firm's methodology for obtaining the most favorable execution and the use of any affiliated broker-dealers;

     - a discussion of whether the firm receives, with respect to the Funds, other compensation, including any payment for order flow or ECN liquidity rebates;

     - a description of any actual or potential conflicts of interest anticipated in managing Fund assets;

     - a summary of any material changes to the firm's compliance program with regard to federal, state, corporate and Fund requirements and a certification regarding the reasonable design of the compliance program;

     -    a discussion of any material compliance problems and remedial actions;

     - information regarding the firm's code of ethics, insider trading policy and disaster recovery plan, including a description of any material changes thereto;

     -    a description of the firm's affiliation with any broker-dealer;

     - a discussion of any anticipated change in the firm's controlling persons;

     - verification of the firm's insurance coverage with regard to the services provided to the Funds;

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE
MANAGEMENT AGREEMENT OF THE FUNDS (UNAUDITED)

     - a comparison of the performance of each Fund to comparable investment companies and appropriate indices, including comments on the relative performance of each Fund versus the respective peer group average;

     - a discussion, if applicable, of any underperformance by a Fund relative to its peer group and what, if any, remedial measures the Manager has or intends to take;

     - a comparison of advisory fees and expense ratios for comparable mutual funds;

     - an analysis of any material complaints received from Fund shareholders;

     - a description of the Manager's securities lending practices and the fees received from such practices;

     - a description of any revenue sharing activities with respect to the Funds;

     - a discussion of any rebate arrangements between the Manager and a service provider to the Funds pursuant to which the Manager receives direct or indirect benefits from the service provider;

     - a description of the portfolio turnover rate and average execution costs for each Fund; and

     - a description of how expenses that are not readily identifiable to a particular Fund are allocated.

     In connection with the Current Agreement and New Agreement, the Board also obtained an analysis provided by Lipper that compared: (i) investment performance of each Fund versus comparable investment companies and appropriate indices; (ii) total Fund expenses of each Fund versus comparable mutual funds, and (iii) each Fund's investment advisory fees versus comparable mutual funds. For each Fund with more than one class of shares, the class of shares used for comparative purposes was the class with the longest performance history, which in most cases was the Institutional Class. References below to each Fund's Lipper peer group are to the group of comparable mutual funds included in the analysis provided by Lipper. The Current Agreement and New Agreement are each referenced to herein as an "Agreement" and collectively, the "Agreements."

     The Trustees also received memoranda from their legal counsel detailing the Board's responsibilities pertaining to the approval of each Agreement. These memoranda explained the regulatory requirements surrounding the Trustees' process for evaluating investment advisors and the terms of the contracts.

     In connection with the Board's consideration of the New Agreement, the Trustees considered, among other information, the following factors, in addition to other factors noted in the Proxy Statement:

(1) The manner in which each Fund's assets are managed will not change as a result of the Transaction, and the same people who currently manage the Fund's assets are expected to continue to do so after the Transaction;

(2) The aggregate fee rates payable by each Fund under the New Agreement and the New Administrative Services Agreement are the same as the fee rates payable under the Current Agreement and the Current Administrative Services Agreement;

(3) The material terms regarding advisory services pursuant to the New Agreement are substantially the same as the terms of the Current Agreement;

(4) The qualifications of the Manager's personnel who will provide advisory and administrative services to the Funds are not expected to change;

(5) The Manager's financial condition and the post-Closing capitalization of Lighthouse;

(6)  The impact of the Transaction on the Manager's day-to-day operations;

(7) The capabilities, experience, corporate structure and capital resources of Lighthouse;

(8) The long-term business goals of Lighthouse with regard to the Manager and the Trusts;

(9) Fund shareholders will not bear any costs in connection with the Transaction, inasmuch as AMR and Lighthouse will bear equally the costs, fees and expenses incurred by the Funds in connection with the Proxy Statement, the fees and expenses of accountants and attorneys relating to the Transaction and

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE
MANAGEMENT AGREEMENT OF THE FUNDS (UNAUDITED)

     Proxy Statement, the fees and expenses incurred by the Funds in connection with the Transaction, and the meeting fees of the Boards for meetings held in connection with the Transaction;

(10) The Funds may realize benefits as a result of the Transaction, including long-term economies of scale; and

(11) The potential for increased costs to the Funds in order to satisfy existing obligations under the current Trustees' retirement plan.

     Provided below is an overview of the other primary factors the Board considered at its May 21, May 22 and June 4, 2008 meetings. The Board did not identify any particular information that was most relevant to its consideration to renew the Current Agreement and approve the New Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the Non-interested Trustees provided the Board with memoranda regarding its responsibilities pertaining to the renewal of the Current Agreement and approval of the New Agreement. Based on its evaluation, the Board unanimously concluded that the terms of the Current Agreement were reasonable and fair and that the renewal of each Current Agreement was in the best interests of each Fund and its shareholders. The Board also unanimously concluded that the terms of the New Agreement were reasonable and fair and that the approval of the New Agreement was in the best interests of each Fund and its shareholders.

CONSIDERATIONS WITH RESPECT TO ALL FUNDS

     In determining whether to renew the Current Agreement and approve the New Agreement, the Trustees considered the best interests of each Fund separately. While the Current Agreement for all of the Funds was considered at the Board meetings on May 21, 2008, and the New Agreement for all of the Funds was considered at the meetings on May 21, May 22 and June 4, 2008, the Board considered each Fund's investment management relationships separately. In each instance, the Board considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of a Fund; (3) the costs incurred by the Manager in rendering its services and its resulting profits or losses; (4) the extent to which economies of scale have been taken into account in setting each fee schedule; (5) whether fee levels reflect these economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with contracts entered into by the Manager with other clients (such as pension funds and other institutional funds); and (7) any other benefits derived or anticipated to be derived by the Manager from its relationship with a Fund. The Trustees posed questions to various management personnel of the Manager and Lighthouse regarding certain key aspects of the materials submitted in support of the renewal.

     Nature, Extent and Quality of Services. With respect to the renewal of each Fund's Current Agreement and the approval of each Fund's New Agreement, the Board considered: the background and experience of key investment personnel and the Manager's ability to retain them; the Manager's disciplined investment approach and goal to provide consistent above average long-term performance at a low cost; the Manager's continuing efforts to add new series and share classes to enhance the Funds' product line; the Manager's record in building improved compliance, control and credit functions that reduce risks to the Funds; the addition of personnel to manage the Funds, promote sales and improve services, including the addition of a separate new information technology (IT) department at the Manager; the high rankings received by the Funds in service surveys; and the active role played by the Manager in monitoring and, as appropriate, recommending replacements for the master portfolios.

     Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager were appropriate for each Fund and, thus, determined to renew the Current Agreement and approve the New Agreement for each Fund.

     Investment Performance. The Board evaluated the comparative information provided by Lipper and the Manager regarding each Fund's investment performance relative to its benchmark index(es) and peer group. The Board considered the information provided by Lipper regarding its independent peer selection methodology to select all peer groups and universes. The Board also considered the performance reports and

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE
MANAGEMENT AGREEMENT OF THE FUNDS (UNAUDITED)

discussions with management at Board and Committee meetings throughout the year. A discussion regarding the Board's considerations with respect to each Fund's performance appears below under "Additional Considerations and Conclusions with Respect to Each Fund."

     Costs of the Services to be Provided to the Funds and the Projected Profits to be Realized by the Manager from its Relationship with the Funds. In analyzing the cost of services and profitability of the Manager by Fund, the Board considered the revenues earned and the expenses incurred by the Manager. The profits or losses were noted at both an individual Fund level and at an aggregate level for all Funds. The Board also considered that the Current and New Agreements for the Funds stipulate that, to the extent that a Fund invests all of its investable assets in another registered investment company (i.e., is a Feeder Fund), the Fund will not pay the Manager a management fee. The index series of the Funds operate under a master-feeder structure, but each of these series invests in a master portfolio that is not managed by the Manager. As such, the Board considered that the Manager does not receive a management fee with respect to the International Equity Index, S&P 500 Index, or Small Cap Index Funds.

     The Board also noted that the Manager proposed to continue the expense waivers and reimbursements for certain Funds and classes that were in place during the last fiscal year. The Board considered that the Manager receives service and administrative fees to compensate the Manager for providing administrative services to the Funds and to compensate third-party administrators and broker-dealers for services to Fund shareholders. The Board also noted that certain classes of the Funds maintain higher expense ratios in order to compensate third-party distributors.

     Based on the foregoing information, the Board concluded that the profitability levels were reasonable in light of the services performed by the Manager. A discussion regarding the Board's considerations with respect to each Fund's fee rates is set forth below under "Additional Considerations and Conclusions with Respect to Each Fund."

     Economies of Scale. In considering the reasonableness of the management fees, the Board considered whether economies of scale will be realized as the Funds grow and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. The Board noted that certain Funds have grown their shareholder base, which has spread fixed costs over a larger shareholder and asset base.

     The Board also considered the Manager's representations that its costs have increased due primarily to greater service provider and regulatory costs. The Manager also represented that it anticipates further economies of scale would be largely offset by higher costs of adding and retaining qualified personnel, improving technology and increasing demands on its advisory business.

     Based on the foregoing information, the Board concluded that the Manager fee schedules for each Fund provides for a reasonable sharing of benefits from any economies of scale with the Funds.

     Benefits Derived from the Relationship with the Funds. The Board considered the "fall-out" or ancillary benefits that accrue to the Manager as a result of the advisory relationships with the Funds, including greater exposure in the marketplace with respect to the Manager's investment process and expanding the level of assets under management by the Manager. In addition, the Board noted that the Manager provides services to the Funds at a relatively low cost. In this regard, the Board considered that the benefit plans of AMR have invested substantial assets in the Funds, which helps reduce costs for other Fund shareholders, just as the investment of other Fund shareholders helps to reduce costs for AMR's benefit plans.

     Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager by virtue of its relationships with the Funds appear to be fair and reasonable.

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE
MANAGEMENT AGREEMENT OF THE FUNDS (UNAUDITED)

ADDITIONAL CONSIDERATIONS AND CONCLUSIONS WITH RESPECT TO EACH FUND

     The performance comparisons below were made versus each Fund's Lipper peer universe median. References to the Lipper expense group below are to the group of comparable mutual funds included in the analysis provided to the Trustees by Lipper, Inc.

ADDITIONAL CONSIDERATIONS AND CONCLUSIONS WITH RESPECT TO THE S&P 500 INDEX FUND

     In considering the renewal of the Current Agreement and the approval of the New Agreement, the Trustees considered the following additional factors: (1) the Fund's master portfolio outperformed the peer universe median for the one-, three-, five- and ten-year periods ended March 31, 2008 and (2) the Fund's expense ratio was lower than its Lipper expense group median.

     Based on these and other considerations, the Trustees concluded that the fees paid to the Manager under the Agreements are fair and reasonable, determined that the S&P 500 Index Fund and its shareholders would benefit from the Manager's continued management of the Fund, approved the renewal of the Current Agreement and approved the New Agreement with respect to the S&P 500 Index Fund.

ADDITIONAL CONSIDERATIONS AND CONCLUSIONS WITH RESPECT TO THE SMALL CAP INDEX
FUND

     In considering the renewal of the Current Agreement and the approval of the New Agreement, the Trustees considered the following additional factors: (1) the Fund's master portfolio outperformed the peer universe median for the one-, three- and five-year periods ended March 31, 2008 and (2) the Fund's expense ratio was lower than its Lipper expense group median.

     Based on these and other considerations, the Trustees concluded that the fees paid to the Manager under the Agreements are fair and reasonable, determined that the Small Cap Index Fund and its shareholders would benefit from the Manager's continued management of the Fund, approved the renewal of the Current Agreement and approved the New Agreement with respect to the Small Cap Index Fund.

ADDITIONAL CONSIDERATIONS AND CONCLUSIONS WITH RESPECT TO THE INTERNATIONAL EQUITY INDEX FUND

     In considering the renewal of the Current Agreement and approval of the New Agreement, the Trustees considered the following additional factors: (1) the performance of the Fund's master portfolio underperformed its peer universe median for the one-year period but outperformed for the three- and five-year periods ended March 31, 2008 and (2) the Fund's expense ratio was lower than the Lipper expense group median.

     Based on these and other considerations, the Trustees concluded that the fees paid to the Manager under the Agreements are fair and reasonable, determined that the International Equity Index Fund and its shareholders would benefit from the Manager's continued management of the Fund, approved the renewal of the Current Agreement and approved the New Agreement with respect to the International Equity Index Fund.

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                                       69

                        (AMERICAN BEACON FUNDS(SM) LOGO)

DELIVERY OF DOCUMENTS

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.

If you invest in the Fund through a financial institution, you may be able to receive the Fund's regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution's name or contact your financial institution directly.

TO OBTAIN MORE INFORMATION ABOUT THE FUND:

              (GRAPHIC)                                (GRAPHIC)

            BY E-MAIL:                             ON THE INTERNET:
  american_beacon.funds@ambeacon.com              Visit our website at
                                               www.americanbeaconfunds.com

            (GRAPHIC)                                  (GRAPHIC)

          BY TELEPHONE:                               BY MAIL:

         Institutional Class                      American Beacon Funds
         Call (800) 658-5811                         P.O. Box 219643
          PlanAhead Class(R)                      Kansas City, MO 64121
            (800) 388-3344

AVAILABILITY OF QUARTERLY PORTFOLIO     AVAILABILITY OF PROXY VOTING POLICY
           SCHEDULES                                 AND RECORDS

In addition to the Schedule of          A description of the policies and
Investments provided in each            procedures that the Funds use to
semi-annual and annual report, each     determine how to vote proxies
Fund files a complete schedule of its   relating to portfolio securities
portfolio holdings with the             is available in each Fund's Statement
Securities and Exchange Commission      of Additional Information, which may
("SEC") on Form N-Q as of the first     be obtained free of charge by calling
and third fiscal quarters. The Fund's   1-800-967-9009 or by accessing the
Forms N-Q are available on the SEC's    SEC's website at www.sec.gov. Each
website at www.sec.gov. The Forms N-Q   Fund's proxy voting record for the
may also be reviewed and copied at      most recent year ended June 30 is
the SEC's Public Reference Room, 450    filed annually with the SEC on Form
Fifth Street, NW, Washington, DC        N-PX. The Fund's Forms N-PX are
20549. Information regarding the        available on the SEC's website at
operation of the SEC's Public           www.sec.gov. The Fund's proxy voting
Reference Room may be obtained by       record may also be obtained by
calling 1-800-SEC-0330. A complete      calling 1-800-967-9009.
schedule of the Fund's portfolio
holdings is also available on the
Funds' website
(www.americanbeaconfunds.com)
approximately thirty days after the
end of each fiscal quarter.

FUND SERVICE PROVIDERS:

CUSTODIAN               TRANSFER AGENT          INDEPENDENT REGISTERED   DISTRIBUTOR
STATE STREET BANK AND   BOSTON FINANCIAL DATA   PUBLIC ACCOUNTING FIRM   FORESIDE FUND SERVICES
TRUST                   SERVICES                ERNST & YOUNG LLP        Portland, Maine
Boston, Massachusetts   Kansas City, Missouri   Dallas, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

American Airlines, Inc. is not responsible for investments made in the American Beacon Funds. PlanAhead Class is a registered service mark of American Beacon Advisors, Inc. American Beacon Funds, American Beacon Small Cap Index Fund, and American Beacon International Equity Index Fund are service marks of American Beacon Advisors, Inc.

                                                                        SAR 6/08
                                                                           62517

                         GUIDANCE | VISION | EXPERIENCE

(AMERICAN BEACON FUNDS(SM) LOGO)

Semi-Annual Report

                                   (GRAPHIC)

June 30, 2008

TREASURY INFLATION PROTECTED SECURITIES FUND

About American Beacon Advisors

     Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

     Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Contents

President's Message                           1
Market and Performance Overview               2
Schedule of Investments                       5
Additional Information               Back Cover

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor's strategies and the Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.


American Beacon Funds                                              June 30, 2008

                          (PHOTO OF WILLIAM F. QUINN)

Fellow Shareholders,

I am pleased to present to you the Semi-Annual Report for the American Beacon Treasury Inflation Protected Securities Fund for the six months ended June 30, 2008.

     The Institutional Class of the Fund reported a total return of 5.80% for this six-month period with an expense ratio of 43 basis points (0.43%) for its most recent fiscal year. The Fund outperformed the Lipper TIPS Index return by 143 basis points (1.43%).

     During the period, the sub-prime mortgage crisis continued to cause uncertainties surrounding banks, investment banks and the entire financial system, resulting in an extraordinary amount of volatility. The Federal Reserve ("Fed") was challenged to fulfill its dual mandate of balancing the risks to both growth and inflation. Inflation concerns were mounting, but weak economic growth and turmoil in the financial markets limited the Fed's ability to raise interest rates in the near term to strengthen the U.S. dollar and counter inflation. We feel the Funds' strategy of inflation protection combined with lower than average expense ratios will continue to benefit the Fund's yield while protecting the Fund's liquidity for the long term.

     Please review the enclosed market overview, portfolio listings and detailed financial data. As always, we welcome the opportunity to serve your financial needs. To obtain further details about the American Beacon Funds family or to access your account information, please visit our website at www.americanbeaconfunds.com. Thank you for your continued confidence in the Fund.

                                        Sincerely,


                                        /s/ William F. Quinn

                                        William F. Quinn
                                        President
                                        American Beacon Funds

Investing in debt securities entails interest rate risk which is the risk that debt securities will decrease in value with increases in market interest rates.

MARKET OVERVIEW
JUNE 30, 2008 (UNAUDITED)

         The three-fold predicament of financial market stress, below-trend economic growth, and higher-than-desired inflation put official policymakers in a difficult spot in the first half of 2008. This predicament also led to as turbulent a fixed income market environment as has been seen in recent memory. Over the first half of 2008, the Treasury yield curve steepened as short rates declined while long rates rose, while securities linked with seemingly any kind of credit - corporate, mortgage, consumer receivable, and even municipal - performed poorly. Market liquidity deteriorated, underwriting standards tightened, and banks and broker dealers took massive writedowns. In the first half of 2008, monetary and fiscal policymakers lowered official interest rates, passed fiscal stimulus measures, engineered a buyout of Bear Stearns, and instituted new liquidity mechanisms for market participants.

         Inflation as measured by the Consumer Price Index ("CPI") is higher than policymakers want. Sharp increases in the price of crude oil (the crude oil futures contract traded at $96 per barrel at the end of December 2007, and $140 per barrel at the end of June 2008), as well as increases in the prices of food and other commodities, suggested that unwanted price pressures remained. For example, in June, the CPI increased at a 5.0% year-over-year pace, while the CPI excluding energy increased at a 2.4% year-over-year pace. Federal Reserve Board officials have repeatedly expressed a desire for "Core" CPI to be in the 1% to 2% annual range.

         Declining real Treasury interest rates and higher-than-expected CPI readings contributed to strong positive total returns for Treasury Inflation Protected Securities ("TIPS") in the first half of 2008. Over this period, the Lehman Brothers U. S. TIPS Index returned 4.88%, while Lehman's Intermediate (1-10 year maturity) TIPS Index returned 5.94%.

         Inflation expectations as evidenced by breakeven inflation rates (the spread between similar maturity nominal and inflation-protected securities) ranged approximately 39 basis points (0.39%) from high to low in the first two quarters of 2008. In early March, breakevens reached their high for the period, at 2.62%, while in late January they bottomed, at 2.23%. On June 30, 10-year breakevens were approximately 2.57%.

         The U.S. Treasury continues to be committed to the TIPS market, with $30 billion of new supply auctioned in the first half of 2008. At year-end 2007, the total outstanding market value of TIPS was approximately $500 billion.

PERFORMANCE OVERVIEW
AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND(SM)
JUNE 30, 2008 (UNAUDITED)

     The Institutional Class of the Fund returned 5.80% for the period from January 1, 2008 through June 30, 2008, trailing the Lehman Brothers 1-10 Yr U.S. TIPS Index (the "Index") return of 5.94%. The Fund outperformed the Lipper TIPS Index return of 4.37% for the same time period.

                                    ANNUALIZED TOTAL RETURNS
                                      PERIODS ENDED 6/30/08
                                    -------------------------
                                                                  SINCE
                                       6                        INCEPTION
                                    MONTHS*  1 YEAR   3 YEARS    6/30/04
                                    ------   ------   -------   ---------
Institutional Class(1, 3) .......    5.80%    15.25%    6.02%      5.92%
Lehman Bros. 1 - 10 Yr. U.S. TIPS
   Index(2) .....................    5.94%    15.20%    6.36%      6.41%
Lehman Bros. U.S. TIPS Index(2)..    4.88%    15.09%    5.59%      6.51%
Lipper TIPS Index(2) ............    4.37%    13.77%    4.83%      6.07%

*    NOT ANNUALIZED

1. Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2. The Lehman Bros. 1-10 Yr. U.S. TIPS Index is an unmanaged market index comprising U.S. Treasury inflation-indexed securities with maturities between one and ten years while the Lehman Bros. U.S. TIPS Index includes all maturities. The Lipper TIPS Index tracks the results of the 30 largest mutual funds in the Lipper TIPS category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

3. The total annual Fund operating expense ratio set forth in the most recent prospectus for the Fund was 0.43%. After contractual expense reimbursements through February 28, 2009, the net expense ratio disclosed in the most recent prospectus was 0.35%. The expense ratio above may vary from the expense ratios presented in other sections of this report that is based on expenses incurred during the period covered by this report.

     The Fund underperformed the Index for the six-month period by 14 basis points (0.14%). Much of the Fund's underperformance can be attributed to Fund expenses.

     Nearly all of the Fund's performance occurred in the 1st quarter, specifically in January and February. The unexpected spike in inflation over the last part of 2007 and into 2008 led investors into TIPS, causing real yields to fall sharply.

     The Fund maintained a duration neutral position relative to the Index. From a yield curve positioning standpoint, the Fund was underweight the 2010-2013 maturities and overweight the 2014-2018 maturities. As the real yield curve steepened during the period, the Fund's overweight in the longer maturity TIPS allowed the Fund's holdings to outperform relative to the Index before the application of Fund expenses.

     The Fund remains focused on investing primarily in TIPS to provide inflation protection and income to its shareholders.

TOP TEN HOLDINGS

                                                 % OF
                                                 NET
                                               ASSETS
                                               ------
U.S. Treasury Note, 2.000%, Due 1/15/2014 ..     9.2%
U.S. Treasury Note, 0.875%, Due 4/15/2010 ..     8.7%
U.S. Treasury Note, 1.625%, Due 1/15/2015 ..     8.4%
U.S. Treasury Note, 3.000%, Due 7/15/2012 ..     8.3%
U.S. Treasury Note, 2.375%, Due 4/15/2011 ..     7.5%
U.S. Treasury Note, 1.875%, Due 7/15/2013 ..     7.3%
U.S. Treasury Note, 2.375%, Due 1/15/2017 ..     6.6%
U.S. Treasury Note, 2.000%, Due 7/15/2014 ..     6.2%
U.S. Treasury Note, 2.625%, Due 7/15/2017 ..     5.7%
U.S. Treasury Note, 1.875%, Due 7/15/2015 ..     5.6%

SECTOR ALLOCATION

                                 % OF
                             FIXED INCOME
                             ------------
US TREASURY OBLIGATIONS ...     100.0%

FUND EXPENSES
AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND(SM)
JUNE 30, 2008 (UNAUDITED)

FUND EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 through June 30, 2008.

ACTUAL EXPENSES

     The "Actual" line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The "Hypothetical" line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                                                              Expenses
                                    Beginning     Ending    Paid During
                                     Account     Account       Period*
                                      Value       Value       1/1/08-
                                      1/1/08     6/30/08      6/30/08
                                    ---------   ---------   -----------
INSTITUTIONAL CLASS
Actual ..........................   $1,000.00   $1,057.96   $1.51
Hypothetical (5% return before
   expenses) ....................   $1,000.00   $1,023.39   $1.49

* Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.30% for the Institutional Class, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half year period.

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2008 (Unaudited)

                                                       PAR
                                                      AMOUNT       VALUE
                                                    ----------   --------
                                                         (DOLLARS IN
                                                         THOUSANDS)
U.S. TREASURY OBLIGATIONS - 95.49%
   4.25%, Due 1/15/2010 ++ ......................   $   11,228   $ 12,042
   0.875%, Due 4/15/2010 ++ .....................       27,005     27,472
   3.50%, Due 1/15/2011 ++ ......................        3,659      3,983
   2.375%, Due 4/15/2011 ++ .....................       22,378     23,712
   3.375%, Due 1/15/2012 ++ .....................        6,205      6,850
   2.00%, Due 4/15/2012 ++ ......................        6,509      6,867
   3.00%, Due 7/15/2012 ++ ......................       23,724     26,054
   0.625%, Due 4/15/2013 ++ .....................        5,182      5,163
   1.875%, Due 7/15/2013 ++ .....................       21,821     23,069
   2.00%, Due 1/15/2014 ++ ......................       27,461     29,154
   2.00%, Due 7/15/2014 ++ ......................       18,299     19,433
   1.625%, Due 1/15/2015 ++ .....................       25,680     26,520
   1.875%, Due 7/15/2015 ++ .....................       16,977     17,777
   2.00%, Due 1/15/2016 ++ ......................       15,907     16,755
   2.50%, Due 7/15/2016 ++ ......................       15,910     17,385
   2.375%, Due 1/15/2017 ++ .....................       19,304     20,895
   2.625%, Due 7/15/2017 ++ .....................       16,161     17,850
                                                                 --------
TOTAL U.S. TREASURY OBLIGATIONS .................                 300,981
                                                                 --------

                                                   SHARES
                                                 ----------
SHORT TERM INVESTMENTS - 0.39%
   American Beacon Money Market Select
      Fund # .................................    1,220,135      1,220
                                                              --------
TOTAL INVESTMENTS - 95.88% (Cost $296,277) ...                $302,201
OTHER ASSETS, NET OF LIABILITIES - 4.12% .....                  12,995
                                                              --------
TOTAL NET ASSETS - 100.00% ...................                $315,196
                                                              ========

     Percentages are stated as a percent of net assets.

++   Inflation-Indexed Note.

#    The Fund/Trust is affiliated by having the same investment advisor.

                             See accompanying notes

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008 (UNAUDITED) (IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
   Investments in unaffiliated securities, at value A .....      $   300,981
   Investments in affiliated securities, at value B .......            1,220
   Dividends and interest receivable ......................            2,590
   Receivable for fund shares sold ........................           10,619
   Prepaid expenses .......................................                5
                                                                 -----------
      TOTAL ASSETS ........................................          315,415
                                                                 -----------
LIABILITIES:
   Management and investment advisory fees payable
      (Note 2) ............................................              157
   Administrative service and service fees payable ........               23
   Other liabilities ......................................               39
                                                                 -----------
      TOTAL LIABILITIES ...................................              219
                                                                 -----------
NET ASSETS ................................................      $   315,196
                                                                 ===========
ANALYSIS OF NET ASSETS:
   Paid-in-capital ........................................          299,339
   Undistributed net investment income ....................           11,553
   Accumulated net realized loss ..........................           (1,619)
   Unrealized appreciation of investments, futures
      contracts, and foreign currency .....................            5,923
                                                                 -----------
NET ASSETS ................................................      $   315,196
                                                                 ===========
SHARES OUTSTANDING (NO PAR VALUE):
   Institutional Class ....................................       29,255,123
                                                                 ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
   Institutional Class ....................................      $     10.77
                                                                 ===========
----------
A Cost of investments in unaffiliated securities ..........      $   295,057
B Cost of investments in affiliated securities ............      $     1,220

                             See accompanying notes

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED) (IN THOUSANDS)

INVESTMENT INCOME:
   Dividend income from affiliated securities ................   $    63
   Interest income ...........................................    12,101
                                                                 -------
      TOTAL INVESTMENT INCOME ................................    12,164
                                                                 -------
EXPENSES:
   Management and investment advisory fees (Note 2) ..........       333
   Administrative service fees (Note 2):
      Institutional Class ....................................       206
   Transfer agent fees:
      Institutional Class ....................................        30
   Custody and fund accounting fees ..........................        24
   Professional fees .........................................        13
   Registration fees and expenses ............................        --
   Prospectus and shareholder reports ........................         2
   Other expenses ............................................         4
                                                                 -------
      TOTAL EXPENSES .........................................       612
                                                                 -------
   Net fees waived and expenses reimbursed by Manager
      (Note 2) ...............................................        (1)
                                                                 -------
      NET EXPENSES ...........................................       611
                                                                 -------
NET INVESTMENT INCOME ........................................    11,553
                                                                 -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from:
      Investments ............................................      (105)
   Change in net unrealized appreciation or depreciation of:
      Investments ............................................     4,279
                                                                 -------
      NET GAIN ON INVESTMENTS ................................     4,174
                                                                 -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........   $15,727
                                                                 =======

                             See accompanying notes

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
STATEMENT OF CHANGES IN NET ASSETS
(IN THOUSANDS)

                                                                  Six Months
                                                                    Ended      Year Ended
                                                                   June 30,     December
                                                                     2008       31, 2007
                                                                 -----------   ----------
                                                                 (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income .....................................    $  11,553     $  2,643
   Net realized loss on investments, futures contracts, and
      foreign currency transactions ..........................         (105)         (72)
   Change in net unrealized appreciation or (depreciation) of investments, futures contracts, and foreign currency
      translations ...........................................        4,279        1,889
                                                                  ---------     --------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...       15,727        4,460
                                                                  ---------     --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
      Institutional Class ....................................           --       (2,630)
   Net realized gain on investments:
      Institutional Class ....................................           --          (19)
                                                                  ---------     --------
      NET DISTRIBUTIONS TO SHAREHOLDERS ......................           --       (2,649)
                                                                  ---------     --------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares .............................      358,393      207,597
   Reinvestment of dividends and distributions ...............           --        2,649
   Cost of shares redeemed ...................................     (282,621)     (22,152)
                                                                  ---------     --------
      NET INCREASE IN NET ASSETS FROM CAPITAL SHARE
         TRANSACTIONS ........................................       75,772      188,094
                                                                  ---------     --------
NET INCREASE IN NET ASSETS ...................................       91,499      189,905
                                                                  ---------     --------
NET ASSETS:
   Beginning of period .......................................      223,697       33,792
                                                                  ---------     --------
   END OF PERIOD * ...........................................    $ 315,196     $223,697
                                                                  =========     ========
*Includes undistributed net investment income of .............    $  11,553     $     --
                                                                  =========     ========

                             See accompanying notes

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American Beacon Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no load, diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon Treasury Inflation Protected Securities Fund (the "Fund"), a series of the Trust.

     American Beacon Advisors, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation ("AMR"), the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

     On April 16, 2008, AMR, the parent company of the Manager, announced that it had reached a definitive agreement to sell all of its interests in the Manager to Lighthouse Holdings, Inc., which is owned by investment funds affiliated with Pharos Capital Group, LLC and TPG Capital, L.P. AMR will acquire a minority equity stake in the parent corporation of Lighthouse Holdings, Inc. Completion of the sale would result in a change of control of the Manager, but there are no anticipated material changes in the services to be provided by the Manager or in the fee rate charged by the Manager to the Fund. The target closing date for the proposed acquisition is expected to be no later than September 30, 2008. Based in Dallas and Nashville, Pharos Capital Group, LLP invests through private equity funds, primarily in companies seeking later stage equity funding for internal growth, acquisitions, management buyouts or recapitalizations across industry sectors. TPG Capital, L.P. is the global buyout group of TPG, a leading private investment firm with more than $50 billion of assets under management. TPG Capital, L.P. has extensive experience with global public and private investments executed through leveraged buyouts, recapitalizations, spinouts, joint ventures and restructurings.

Valuation of Investments

     Investments are valued at the close of the New York Stock Exchange (the "Exchange"), normally 4 p.m. ET, each day that the Exchange is open for business.

     Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. When a price is unavailable from a pricing service or when the price provided by the pricing service is deemed not to represent fair value, the prices of debt securities may be determined using quotes obtained from brokers.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates market value.

     Securities for which market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board of Trustees (the "Board").

     The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective with the beginning of the Fund's fiscal year. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the hierarchy under FAS 157 are described below:

     Level 1 - Quoted prices in active markets for identical securities.

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

     Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

     Level 3 - Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

A summary of the inputs used to value the Fund's net assets as of June 30, 2008 is as follows (in thousands):

                                                    Investments
                Valuation Inputs                   in Securities
                ----------------                   -------------
Level 1 - Quoted Prices ........................      $302,201
Level 2 - Other significant observable inputs ..            --
Level 3 - Significant unobservable inputs ......            --
                                                      --------
Total ..........................................      $302,201

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale.

     The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations.

     Dividend income, net of foreign taxes, is recorded on the ex-dividend date except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

     Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Dividends to Shareholders

     Dividends from net investment income of the Fund normally will be declared and paid at least semi-annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Currency Translation

     All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses and purchases and sales of investments are translated in U.S. dollars at

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

the rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

Forward Foreign Currency Exchange Contracts

     The Fund may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of Fund securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract.

Use of Estimates

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

     Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. TRANSACTIONS WITH AFFILIATES

Management Agreement

     The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all administrative, investment advisory, and fund management. Investment assets of the Fund may be managed by multiple investment advisors which have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Fund an annualized fee equal to 0.10% of the average daily net assets plus amounts paid by the Manager to the investment advisors hired by the Manager to direct investment activities of the Fund. Management fees paid during the six months ended June 30, 2008 were as follows:

                                         AMOUNTS PAID TO     NET AMOUNTS RETAINED
MANAGEMENT FEE RATE   MANAGEMENT FEE   INVESTMENT ADVISORS        BY MANAGER
-------------------   --------------   -------------------   --------------------
0.15% - 0.19%            $333,204            $127,332              $205,872

Administrative Services Agreement

     The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative and management services to the Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.10% of the average daily net assets of the Fund.

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

Investment in Affiliated Funds

     The Fund is permitted, pursuant to an exemptive order by the Securities and Exchange Commission ("SEC") and procedures approved by the Board, to invest up to 25% of its total assets in the American Beacon Money Market Select Fund (the "Select Fund"). The Fund and the Select Fund have the same investment advisor and, therefore, are considered to be affiliated. The Manager serves as investment advisor to the Select Fund and receives from the Select Fund an annualized fee equal to 0.10% of the Select Fund's average daily net assets. During the six months ended June 30, 2008, fees earned by the Manager from the Select Fund were $1,726.

Interfund Lending Program

     Pursuant to an exemptive order by the SEC, the Fund, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program as a borrower. This program provides an alternative credit facility allowing the Fund to borrow from other participating Funds. For the six months ended June 30, 2008, the Fund did not utilize the credit facility.

Reimbursement of Expenses

     The Manager agreed to reimburse the Fund to the extent that total annual fund operating expenses exceed the Fund's expense cap. For the six months ended June 30, 2008, the Manager waived or reimbursed expenses of $1,279.

     The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class's average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit.

     For the six months ended June 30, 2008, the Fund was able to recoup prior year fee waivers totaling $27,929.

3. FEDERAL INCOME AND EXCISE TAXES

     It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

     The Fund adopted the provisions of FASB Interpretation No. 48, "Accounting for Uncertainties in Income Taxes" ("FIN 48"), on January 1, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of the FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended December 31, 2007, remains subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other expenses" on the Statement of Operations.

     Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

     The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns on income earned or gains realized or repatriated. Taxes are accrued and applied to net

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.

     The tax character of distributions paid during the six months ended June 30, 2008 and the fiscal year ended December 31, 2007 were as follows (in thousands):

                                  SIX MONTHS
                                    ENDED       YEAR ENDED
                                   JUNE 30,    DECEMBER 31,
                                     2008          2007
                                 -----------   ------------
                                 (Unaudited)
DISTRIBUTIONS PAID FROM:
   Ordinary income* ..........       $--          $2,630
   Tax return of capital .....        --              19
                                     ---          ------
TOTAL TAXABLE DISTRIBUTIONS ..       $--          $2,649
                                     ===          ======

* For tax purposes, short-term capital gains distributions are considered ordinary income distributions.

     As of June 30, 2008, the components of distributable earnings on a tax basis were as follows (in thousands):

Cost basis of investments for federal income tax purposes ..   $296,527
Unrealized appreciation ....................................       5692
Unrealized depreciation ....................................        (18)
                                                               --------
Net unrealized appreciation/(depreciation) .................      5,674
Undistributed ordinary income ..............................     11,553
Undistributed long-term gain/(loss) ........................     (1,370)
                                                               --------
Distributable earnings .....................................   $ 15,857
                                                               ========

     Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses from wash.

     Due to inherent differences in the recognition of income, expenses and realized gains/(losses) under U.S. generally accepted accounting principles and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

     At June 30, 2008, the capital loss carry forward positions for federal income tax purposes were $144,311, $974,237, $110,477, and $141,206, expiring in
2013, 2014, 2015, and 2016, respectively.

4. INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales of Investment transactions for the six months ended June 30, 2008, excluding short-term investments, were $343,090,248 and $267,911,007, respectively. The Fund had purchases and sales of U.S. Government securities of $343,090,248 and $267,911,007, respectively.

     A summary of the Fund's transactions in the Select Fund for the six months ended June 30, 2008 is set forth below:

                                                                   JUNE 30, 2008
                  DECEMBER 31, 2007                                SHARES/MARKET
AFFILIATE        SHARES/MARKET VALUE    PURCHASES       SALES          VALUE
---------        -------------------   -----------   -----------   -------------
Select Fund ..        $4,476,103       $60,250,054   $63,506,022     $1.220,135

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

5. CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares (dollars and shares in thousands):

Six Months Ended June 30, 2008

                                        INSTITUTIONAL CLASS
                                        -------------------
                                         SHARES     AMOUNT
                                        -------   ---------
Shares sold .........................    34,040   $ 358,393
Reinvestment of dividends ...........        --          --
Shares redeemed .....................   (26,756)   (282,621)
                                        -------   ---------
Net increase in shares outstanding ..     7,284   $  75,772
                                        =======   =========

Year Ended December 31, 2007

                                        INSTITUTIONAL CLASS
                                        -------------------
                                         SHARES     AMOUNT
                                        -------   ---------
Shares sold .........................    20,422   $ 207,597
Reinvestment of dividends ...........       271       2,649
Shares redeemed .....................    (2,267)    (22,152)
                                         ------   ---------
Net increase in shares outstanding ..    18,426   $ 188,094
                                         ======   =========

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                                                           Institutional Class
                                                   ------------------------------------------------------------------
                                                       Six
                                                     Months
                                                      Ended             Year Ended December 31,            June 30 to
                                                     June 30,     -----------------------------------       December
                                                       2008        2007(B)         2006         2005      31, 2004(A)
                                                   -----------    --------       -------      -------     -----------
                                                   (unaudited)
Net asset value, beginning of period ...........    $  10.18      $   9.53       $  9.75      $ 10.16      $ 10.00
                                                    --------      --------       -------      -------      -------
Income from investment operations:
   Net investment income .......................        0.40          0.45          0.29         0.56(C)      0.18(C)
   Net gains (losses) on securities (both
      realized and unrealized) .................        0.19          0.59         (0.19)       (0.37)        0.21
                                                    --------      --------       -------      -------      -------
Total income (loss) from investment
   operations ..................................        0.59          1.04          0.10         0.19         0.39
                                                    --------      --------       -------      -------      -------
Less distributions:
   Dividends from net investment income ........          --         (0.39)        (0.29)       (0.55)       (0.23)
   Distributions from net realized gains on
      securities ...............................          --                                    (0.05)        0.00(D)
   Tax return of capital .......................          --          0.00(D, E)   (0.03)(E)       --           --
                                                    --------      --------       -------      -------      -------
Total distributions ............................          --         (0.39)        (0.32)       (0.60)       (0.23)
                                                    --------      --------       -------      -------      -------
Net asset value, end of period .................    $  10.77      $  10.18       $  9.53      $  9.75      $ 10.16
                                                    ========      ========       =======      =======      =======
Total return ...................................        5.80%(F)     11.22%         1.05%        1.86%        3.94%(F)
                                                    ========      ========       =======      =======      =======
Ratios and supplemental data:
   Net assets, end of period (in thousands) ....    $315,196      $223,697       $33,792      $30,584      $20,943
   Ratios to average net assets (annualized):
      Expenses, after expense reimbursements
         (recoupments) .........................        0.30%         0.43%         0.49%        0.44%        0.46%
      Expenses, before expense reimbursements
         (recoupments) .........................        0.30%         0.43%         0.49%        0.39%        0.62%
      Net investment income, after expense
         reimbursements (recoupements) .........        5.58%         4.74%         2.94%        5.45%        3.34%
      Net investment income, before expense
         reimbursements (recoupments) ..........        5.58%         4.74%         2.94%        5.50%        3.18%
   Portfolio turnover rate .....................          69%(F)       139%          259%         355%         190%(F)

(A) The American Beacon Treasury Inflation Protected Securities Fund commenced active operations on June 30, 2004.

(B) Brown Brothers Harriman & Co. resigned as an investment advisor to the Treasury Inflation Protected Securities Fund on November 30, 2007.

(C)  Based on average shares outstanding.

(D)  Amount represents less than $0.01 per share.

(E) The tax return of capital is calculated based on outstanding shares at the time of distribution.

(F)  Not annualized.

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE MANAGEMENT AGREEMENT AND INVESTMENT ADVISORY AGREEMENTS OF THE FUND
(UNAUDITED)

     At its May 21, 2008 meeting, the Board of Trustees ("Board" or "Trustees") considered the renewal of the existing Management Agreement (the "Current Agreement") between the Manager and the American Beacon Funds (the "Funds") and each Investment Advisory Agreement between the Manager and a subadvisor ("Current Investment Advisory Agreement"). In preparation for the Board's consideration to renew these Current Agreements, the Board and its Investment Committee undertook steps to gather and consider information furnished by the Manager, the subadvisors and Lipper, Inc. ("Lipper"). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and each subadvisor.

     In addition, the Board's Investment Committee worked with Lipper to obtain relevant comparative information regarding the performance, fees and expenses of the Funds. The Investment Committee held a separate meeting on May 9, 2008 to consider the information provided by Lipper. Further, the Board took into consideration information furnished for the Board's review and consideration throughout the year at regular Board and Investment Committee meetings, as well as information specifically prepared in connection with the renewal process.

     On May 21, May 22 and June 4, 2008, the Board met to determine, among other matters, whether to approve a new investment management agreement ("New Agreement") between the Manager and the Funds. The New Agreement is necessary because, on April 16, 2008, AMR Corporation ("AMR"), the parent company of the Manager, entered into an agreement with Lighthouse Holdings, Inc. ("Lighthouse") pursuant to which Lighthouse will acquire all of the capital stock of the Manager ("Transaction") in exchange for cash and 10% of the capital stock of the parent corporation of Lighthouse. Upon the closing of the Transaction ("Closing"), the Manager will cease to be a wholly owned subsidiary of AMR and will become a subsidiary of Lighthouse. This change in control is deemed to be an "assignment" under the Investment Company Act of 1940 ("1940 Act") of each Fund's Current Agreement with the Manager. As required by the 1940 Act, each Fund's Current Agreement provides for its automatic termination in the event of an assignment, and each will, therefore, terminate upon the Closing.

     To provide for the continuity of management for the Funds, the Board met to consider the New Agreement with the Manager. The New Agreement for each Fund will reflect substantially the same terms as the Current Agreement for each Fund. In addition, the Current Agreement has been updated and modernized. As part of this process, the primary administrative services provided by the Manager to the Funds will be transferred to one single administrative services agreement ("New Administrative Services Agreement"). The aggregate fee rates for each Fund under the New Agreement and the New Administrative Services Agreement will be the same as the fee rates imposed under the Current Agreement and the Administrative Services Agreement between the Funds and the Manager (the "Current Administrative Services Agreement").

     The New Agreement is subject to shareholder approval. If approved by the shareholders of the Funds, the New Agreement will become effective upon the Closing or, if the Closing is not consummated, the New Agreement will become effective on or about January 1, 2009. The Manager and Lighthouse anticipate that the Closing will occur in the third calendar quarter of 2008.

     Upon the Closing, Lighthouse directly will control the Manager. Lighthouse currently does not anticipate any changes to the organization or structure of the Funds, to the service providers or to the aggregate fee rates under any Current Agreement. In addition, the portfolio managers at the Manager that currently manage the Funds are expected to continue to manage the Funds after the Closing. In that regard, the Manager and Lighthouse have entered into or will enter into employment contracts that will take effect upon the Closing with certain key personnel performing or overseeing the Funds' investment programs. However, there can be no assurance that these personnel will choose to remain employed by the Manager before or after the Closing. The Manager and the Funds will continue to operate under their existing names. Potential benefits to the Funds as a result of the Transaction include Lighthouse's intention to devote additional resources to product development and distribution of Fund shares. Any resulting growth of Fund assets may produce economies of scale that could benefit shareholders of the Funds.

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE MANAGEMENT AGREEMENT AND INVESTMENT ADVISORY AGREEMENTS OF THE FUND
(UNAUDITED)

     In addition, under the Current Agreement, the Manager may retain subadvisors to provide investment advisory services for all or a portion of the assets of a Fund. With respect to certain Funds, the Manager has entered into Current Investment Advisory Agreements with various subadvisors on behalf of those Funds. Upon the Closing, these Current Investment Advisory Agreements will terminate automatically upon the termination of each Current Agreement. Pursuant to an exemptive order issued by the Securities and Exchange Commission ("SEC"), the Manager is permitted to enter into new or modified investment advisory agreements with existing or new subadvisors ("New Investment Advisory Agreements") without approval of a Fund's shareholders, but subject to the approval of a Fund's Board. Each New Investment Advisory Agreement will reflect substantially the same terms as the Current Investment Advisory Agreement for each applicable Fund. The New Investment Advisory Agreements will become effective concurrent with the effectiveness of the New Agreement.

     In preparation for the Board's consideration to approve the New Agreement and New Investment Advisory Agreements, the Board held preliminary conference call meetings on April 15, 16 and 21, 2008, to discuss the New Agreement and New Investment Advisory Agreements and the effect that approving the New Agreement and New Investment Advisory Agreements would have on the Funds. The Board, with the assistance of independent legal counsel, received a memorandum and related advice from their legal counsel detailing the Board's responsibilities in considering the New Agreement and New Investment Advisory Agreements.

     In connection with Board's consideration of the Current Agreement, Current Investment Advisory Agreements, New Agreement and New Investment Advisory Agreements, the Trustees considered, among other materials, responses by the Manager and the subadvisors to inquiries requesting:

     - a description of the Transaction, the effects of the Transaction on the Trusts and the Board, and any proposed changes to the Trusts, their service providers or fee structure and other information;

     - a description of any significant changes (actual or anticipated) to principal activities, personnel, services provided to the Funds, or any other area, including how these changes might affect the Funds;

     -    a copy of the firm's Form ADV registration statement with the SEC;

     - a summary of any material past, pending or anticipated litigation or regulatory proceedings involving the firm or its personnel, including the results of any recent regulatory examination or independent audit;

     - a profit/loss analysis of the firm and any actual or anticipated economies of scale in relation to the services it provides to each Fund;

     - a description of any payments by the firm to support the Funds' marketing efforts;

     - an analysis of compensation, including a comparison with fees charged to other clients for which similar services are provided, any proposed changes to the fee schedule and the effect of any fee waivers;

     - an evaluation of other benefits to the firm or Funds as a result of their relationship, if any;

     - confirmation that the firm's financial condition does not raise concerns that the firm would be unable to continue providing the same scope and quality of services to the Funds;

     - a description of the scope of portfolio management services provided to the Funds and the firm's other clients, including other registered investment companies, whether such services differ, and any advantages or disadvantages that might accrue to the Funds due to the firm's involvement in other activities;

     - a description of the personnel who are assigned primary responsibility for managing the Funds, including any changes during the past year, and a discussion of the adequacy of current and projected staffing levels to service the Funds;

     - a description of the basis upon which portfolio managers are compensated, including any "incentive" arrangements;

     - a discussion regarding the firm's participation in "soft dollar" arrangements, if any, or other brokerage allocation policies with respect to Fund transactions, including the firm's methodology for obtaining the most favorable execution and the use of any affiliated broker-dealers;

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE MANAGEMENT AGREEMENT AND INVESTMENT ADVISORY AGREEMENTS OF THE FUND
(UNAUDITED)

     - a discussion of whether the firm receives, with respect to the Funds, other compensation, including any payment for order flow or ECN liquidity rebates;

     - a description of any actual or potential conflicts of interest anticipated in managing Fund assets;

     - a summary of any material changes to the firm's compliance program with regard to federal, state, corporate and Fund requirements and a certification regarding the reasonable design of the compliance program;

     -    a discussion of any material compliance problems and remedial actions;

     - information regarding the firm's code of ethics, insider trading policy and disaster recovery plan, including a description of any material changes thereto;

     -    a description of the firm's affiliation with any broker-dealer;

     - a discussion of any anticipated change in the firm's controlling persons; and verification of the firm's insurance coverage with regard to the services provided to the Funds.

In addition to the foregoing, the Manager provided the following information specific to the renewal of each Fund's Current Agreement and the approval of each Fund's New Agreement:

     - a comparison of the performance of each Fund to comparable investment companies and appropriate indices, including comments on the relative performance of each subadvisor and each Fund versus the respective peer group average;

     - a discussion, if applicable, of any underperformance by a subadvisor relative to its peer group and what, if any, remedial measures the Manager has or intends to take;

     - a comparison of advisory fees and expense ratios for comparable mutual funds;

     - an analysis of any material complaints received from Fund shareholders;

     - a description of the Manager's securities lending practices and the fees received from such practices;

     - a description of any revenue sharing activities with respect to the Funds;

     - a discussion of any rebate arrangements between the Manager and a service provider to the Funds pursuant to which the Manager receives direct or indirect benefits from the service provider;

     - a description of the portfolio turnover rate and average execution costs for each Fund and each subadvisor to a Fund; and

     - a description of how expenses that are not readily identifiable to a particular Fund are allocated.

     In connection with the Current Agreements, Current Investment Advisory Agreements, New Agreement and New Investment Advisory Agreements, the Board also obtained an analysis provided by Lipper that compared: (i) investment performance of each Fund versus comparable investment companies and appropriate indices; (ii) total Fund expenses of each Fund versus comparable mutual funds, and (iii) each Fund's investment advisory fees versus comparable mutual funds. For each Fund with more than one class of shares, the class of shares used for comparative purposes was the class with the longest performance history, which in most cases was the Institutional Class. References below to each Fund's Lipper peer group are to the group of comparable mutual funds included in the analysis provided by Lipper. The Current Agreements, Current Investment Advisory Agreements, New Agreement and New Investment Advisory Agreements are each referenced to herein as an "Agreement" and collectively, the "Agreements."

     The Trustees also received memoranda from their legal counsel detailing the Board's responsibilities pertaining to the approval of each Agreement. These memoranda explained the regulatory requirements surrounding the Trustees' process for evaluating investment advisors and the terms of the contracts.

     In connection with the Board's consideration of the New Agreement and each New Investment Advisory Agreement, the Trustees considered, among other information, the following factors, in addition to other factors noted in the Proxy Statement:

1. The manner in which each Fund's assets are managed will not change as a result of the Transaction, and the same people who currently manage the Fund's assets are expected to continue to do so after the Transaction;

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE MANAGEMENT AGREEMENT AND INVESTMENT ADVISORY AGREEMENTS OF THE FUND
(UNAUDITED)

2. The aggregate fee rates payable by each Fund under the New Agreement and the New Administrative Services Agreement are the same as the fee rates payable under the Current Agreement and the Current Administrative Services Agreement;

3. The material terms regarding advisory services pursuant to the New Agreement are substantially the same as the terms of the Current Agreement;

4. The qualifications of the Manager's personnel who will provide advisory and administrative services to the Funds are not expected to change;

5. The Manager's financial condition and the post-Closing capitalization of Lighthouse;

6.   The impact of the Transaction on the Manager's day-to-day operations;

7. The capabilities, experience, corporate structure and capital resources of Lighthouse;

8. The long-term business goals of Lighthouse with regard to the Manager and the Trusts;

9. Fund shareholders will not bear any costs in connection with the Transaction, inasmuch as AMR and Lighthouse will bear equally the costs, fees and expenses incurred by the Funds in connection with the Proxy Statement, the fees and expenses of accountants and attorneys relating to the Transaction and Proxy Statement, the fees and expenses incurred by the Funds in connection with the Transaction, and the meeting fees of the Boards for meetings held in connection with the Transaction;

10. The Funds may realize benefits as a result of the Transaction, including long-term economies of scale;

11. The potential for increased costs to the Funds in order to satisfy existing obligations under the current Trustees' retirement plan; and

12. The advisory relationship with each subadvisor would continue in the same manner as before the Transaction and that each New Investment Advisory Agreement will be substantially the same as each Current Investment Advisory Agreement.

     Provided below is an overview of the other primary factors the Board considered at its May 21, May 22 and June 4, 2008 meetings. The Board did not identify any particular information that was most relevant to its consideration to renew the Current Agreement and Current Investment Advisory Agreements and approve the New Agreement and New Investment Advisory Agreements, and each Trustee may have afforded different weight to the various factors. Legal counsel to the Non-interested Trustees provided the Board with memoranda regarding its responsibilities pertaining to the renewal of the Current Agreement and Current Investment Advisory Agreements and approval of the New Agreement and New Investment Advisory Agreements. Based on its evaluation, the Board unanimously concluded that the terms of the Current Agreement and Current Investment Advisory Agreements were reasonable and fair and that the renewal of the Current Agreement and each Current Investment Advisory Agreement was in the best interests of each Fund and its shareholders. The Board also unanimously concluded that the terms of the New Agreement and New Investment Advisory Agreements were reasonable and fair and that the approval of the New Agreement and each New Investment Advisory Agreement was in the best interests of each Fund and its shareholders.

CONSIDERATIONS WITH RESPECT TO ALL FUNDS

     In determining whether to renew the Current Agreement and the Current Investment Advisory Agreements and approve the New Agreement and New Investment Advisory Agreements, the Trustees considered the best interests of each Fund separately. While the Current Agreement and Current Investment Advisory Agreements for all of the Funds were considered at the Board meetings on May 21, 2008, and the New Agreement and New Investment Advisory Agreements for all of the Funds were considered at the meetings on May 21, May 22 and June 4, 2008, the Board considered each Fund's investment management and subadvisory relationships separately. In each instance, the Board considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of a Fund and, as applicable, each subadvisor for a Fund; (3) the costs incurred by the Manager and (to the extent provided) the

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE MANAGEMENT AGREEMENT AND INVESTMENT ADVISORY AGREEMENTS OF THE FUND
(UNAUDITED)

subadvisors in rendering their services and their resulting profits or losses;
(4) the extent to which economies of scale have been taken into account in setting each fee schedule; (5) whether fee levels reflect these economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with contracts entered into by the Manager or a subadvisor or their affiliates with other clients (such as pension funds and other institutional funds); and
(7) any other benefits derived or anticipated to be derived by the Manager or a subadvisor from their relationship with a Fund. The Trustees posed questions to various management personnel of the Manager and Lighthouse regarding certain key aspects of the materials submitted in support of the renewal.

     Nature, Extent and Quality of Services. With respect to the renewal of each Fund's Current Agreement and the approval of each Fund's New Agreement, the Board considered: the background and experience of key investment personnel and the Manager's ability to retain them; the Manager's disciplined investment approach and goal to provide consistent above average long-term performance at a low cost; the Manager's continuing efforts to add new series and share classes to enhance the Funds' product line; the Manager's record in building improved compliance, control and credit functions that reduce risks to the Funds; the addition of personnel to manage the Funds, promote sales and improve services, including the addition of a separate new information technology (IT) department at the Manager; the high rankings received by the Funds in service surveys; and the active role played by the Manager in monitoring and, as appropriate, recommending replacements for the investment subadvisors and master portfolios.

     With respect to the renewal of the Current Investment Advisory Agreements and the approval of the New Investment Advisory Agreements, the Trustees considered the background and experience of each subadvisor's investment personnel responsible for managing the Funds, the size of the subadvisor and their ability to continue to attract and retain qualified investment personnel.

     Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and each subadvisor were appropriate for each Fund and, thus, determined to renew the Current Agreement and Current Investment Advisory Agreements, and approve the New Agreement and New Investment Advisory Agreements for each Fund.

     Investment Performance. The Board evaluated the comparative information provided by Lipper and the Manager regarding each Fund's investment performance relative to its benchmark index(es) and peer group. The Board considered the information provided by Lipper regarding its independent peer selection methodology to select all peer groups and universes. The Board also considered the performance reports and discussions with management at Board and Committee meetings throughout the year. The Manager also noted that it generally was satisfied with the performance of the subadvisors. A discussion regarding the Board's considerations with respect to each Fund's performance appears below under "Additional Considerations and Conclusions with Respect to Each Fund."

     Costs of the Services to be Provided to the Funds and the Projected Profits to be Realized by the Manager from its Relationship with the Funds. In analyzing the cost of services and profitability of the Manager and a subadvisor by Fund, the Board considered the revenues earned and the expenses incurred by the Manager. The profits or losses were noted at both an individual Fund level and at an aggregate level for all Funds.

     The Board also noted that the Manager proposed to continue the expense waivers and reimbursements for certain Funds and classes that were in place during the last fiscal year. The Board further considered that each subadvised Fund pays the Manager the amounts due to its subadvisors, and the Manager remits these amounts directly to the applicable subadvisors. The Board considered that the Manager receives service and administrative fees to compensate the Manager for providing administrative services to the Funds and to compensate third-party administrators and broker-dealers for services to Fund shareholders. In addition, the Board considered that the Manager receives management fees for overseeing the securities lending

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE MANAGEMENT AGREEMENT AND INVESTMENT ADVISORY AGREEMENTS OF THE FUND
(UNAUDITED)

relationships on behalf of various Funds. The Board also noted that certain classes of the Funds maintain higher expense ratios in order to compensate third-party distributors.

     In analyzing the cost of services and profitability of each subadvisor in connection with its investment advisory services to a Fund, the Board considered that, in many cases, the Manager has negotiated the lowest subadvisory fee a subadvisor charges for any comparable client accounts. The Board gave less weight to profitability considerations or did not view this data as imperative to its deliberations given the arm's-length nature of the relationship between the Manager and the subadvisors with respect to the negotiation of subadvisory fees.

     Based on the foregoing information, the Board concluded that the profitability levels were reasonable in light of the services performed by the Manager and the subadvisors. A discussion regarding the Board's considerations with respect to each Fund's fee rates is set forth below under "Additional Considerations and Conclusions with Respect to Each Fund."

     Economies of Scale. In considering the reasonableness of the management and investment advisory fees, the Board considered whether economies of scale will be realized as the Funds grow and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered that the Manager has negotiated breakpoints in many subadvisory fee rates. The Board also noted that, for purposes of determining the fee rates chargeable to the Funds, many subadvisors have agreed to take into account other assets of AMR and its pension plans that are managed by the subadvisors. Thus, the Funds are able to receive lower effective fee rates. The Board also noted that certain Funds have grown their shareholder base, which has spread fixed costs over a larger shareholder and asset base.

     The Board also considered the Manager's representations that its costs have increased due primarily to greater service provider and regulatory costs. The Manager also represented that it anticipates further economies of scale would be largely offset by higher costs of adding and retaining qualified personnel, improving technology and increasing demands on its advisory business.

     Based on the foregoing information, the Board concluded that the Manager and subadvisor fee schedules for each Fund provides for a reasonable sharing of benefits from any economies of scale with the Funds.

     Benefits Derived from the Relationship with the Funds. The Board considered the "fall-out" or ancillary benefits that accrue to the Manager and/or the subadvisors as a result of the advisory relationships with the Funds, including greater exposure in the marketplace with respect to the Manager's or subadvisor's investment process and expanding the level of assets under management by the Manager and the subadvisors. In addition, the Board noted that the Manager provides services to the Funds at a relatively low cost. In this regard, the Board considered that the benefit plans of AMR have invested substantial assets in the Funds, which helps reduce costs for other Fund shareholders, just as the investment of other Fund shareholders helps to reduce costs for AMR's benefit plans. In addition, the Board considered that certain of the subadvisors reimburse the Manager for certain of its costs relating to distribution activities for the Funds. The Board also considered that Funds did not pay commissions to any affiliated broker-dealer of the Manager during the most recent fiscal years ended October 31, and December 31, 2007, though during that period certain Funds did pay commissions to affiliated broker-dealers of the relevant subadvisor, as set forth in the following table.

FUND                              BROKER               AFFILIATED WITH        COMMISSION
----                       --------------------   -------------------------   ----------
American Beacon Large                             Goldman Sachs Asset
Cap Growth Fund            Goldman, Sachs & Co.   Management, L.P.              $1,020
American Beacon Emerging   JM Morgan Stanley      Morgan Stanley Investment
Markets Fund               Securities Limited     Management Inc.               $  326

     The percentage of total commissions of the American Beacon Large Cap Growth Fund and Emerging Markets Fund paid to affiliated broker-dealers in 2007 was 4.13% and 0.07%, respectively.

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE MANAGEMENT AGREEMENT AND INVESTMENT ADVISORY AGREEMENTS OF THE FUND
(UNAUDITED)

     Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the subadvisors by virtue of its relationships with the Funds appear to be fair and reasonable.

Additional Considerations and Conclusions with Respect to the Treasury Inflation Protected Securities Fund

     The performance comparisons below were made versus the Fund's Lipper peer universe median. References to the Lipper expense group below are to the group of comparable mutual funds included in the analysis provided to the Trustees by Lipper, Inc.

     In considering the renewal of the Current Agreement and the approval of the New Agreement, the Trustees considered the following additional factors: (1) the Treasury Inflation Protected Securities Fund outperformed the peer universe median for the one- and three-year periods ended March 31, 2008; and (2) the expense ratio of the Institutional Class of Fund shares was lower than its Lipper expense group median.

     In considering the renewal of the Current Investment Advisory Agreement and the approval of the New Investment Advisory Agreement with NISA Investment Advisors LLC ("NISA"), the Trustees considered the following additional factors:
(1) NISA underperformed the peer universe median for the one-year period ended March 31, 2008, but outperformed the peer universe median for the three-year period and (2) the Manager's recommendation to continue to retain NISA.

     Based on these and other considerations, the Trustees concluded that the fees paid to the Manager and the subadvisor under the Agreements are fair and reasonable, determined that the Treasury Inflation Protected Securities Fund and its shareholders would benefit from the Manager's and subadvisor's continued management of the Fund, approved the renewal of the Current Agreement and Current Investment Advisory Agreement and approved the New Agreement and New Investment Advisory Agreement with respect to the Treasury Inflation Protected Securities Fund.

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                                       23

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                                       24

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                                       25

                        (AMERICAN BEACON FUNDS(SM) LOGO)

DELIVERY OF DOCUMENTS

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.

If you invest in the Fund through a financial institution, you may be able to receive the Fund's regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution's name or contact your financial institution directly.

TO OBTAIN MORE INFORMATION ABOUT THE FUND:


                   (GRAPHIC)                                          (GRAPHIC)

                   BY E-MAIL:                                      ON THE INTERNET:
       american_beacon.funds@ambeacon.com          Visit our website at www.americanbeaconfunds.com

                   (GRAPHIC)                                          (GRAPHIC)

                  BY TELEPHONE:                                        BY MAIL:
               Call (800) 658-5811                               American Beacon Funds
                                                                    P.O. Box 219643
                                                              Kansas City, MO 64121-9643

  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES     AVAILABILITY OF PROXY VOTING POLICY AND RECORDS

In addition to the Schedule of Investments         A description of the policies and procedures the
provided in each semi-annual and annual report,    Fund uses to determine how to vote proxies
the Fund files a complete schedule of its          relating to portfolio securities is available in
portfolio holdings with the Securities and         the Fund's Statement of Additional Information,
Exchange Commission ("SEC") on Form N-Q as of      is available free of charge on the Fund's
the first and third fiscal quarters. The Fund's    website (www.americanbeaconfunds.com) and by
Forms N-Q are available on the SEC's website at    calling 1-800-967-9009 or by accessing the SEC's
www.sec.gov. The Forms N-Q may also be reviewed    website at www.sec.gov. The Fund's proxy voting
and copied at the SEC's Public Reference Room,     record for the most recent year ended June 30 is
450 Fifth Street, NW, Washington, DC 20549.        filed annually with the SEC on Form N-PX. The
Information regarding the operation of the SEC's   Fund's Forms N-PX are available on the SEC's
Public Reference Room may be obtained by calling   website at www.sec.gov. The Fund's proxy voting
1-800-SEC-0330. A complete schedule of the         record may also be obtained by calling
Fund's portfolio holdings is also available on     1-800-967-9009.
the Funds' website (www.americanbeaconfunds.com)
approximately thirty days after the end of each
month.

FUND SERVICE PROVIDERS:

CUSTODIAN               TRANSFER AGENT          INDEPENDENT REGISTERED   DISTRIBUTOR
STATE STREET BANK AND   BOSTON FINANCIAL DATA   PUBLIC ACCOUNTING FIRM   FORESIDE FUND SERVICES
TRUST                   SERVICES                ERNST & YOUNG LLP        Portland, Maine
Boston, Massachusetts   Kansas City, Missouri   Dallas, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

American Airlines is not responsible for investments made in the American Beacon Funds. American Beacon Funds and American Beacon Treasury Inflation Protected Securities Fund are service marks of American Beacon Advisors, Inc

                                                                        SAR 6/08
                                                                           62521

                         GUIDANCE | VISION | EXPERIENCE

(AMERICAN BEACON FUNDS(SM) LOGO)

Semi-Annual Report

                                    (GRAPHIC)

June 30, 2008

MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET FUND

ABOUT AMERICAN BEACON ADVISORS

     Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

     Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

CONTENTS

President's Message ...............................................            1
Financial Highlights
   Money Market Fund ..............................................           16
   U.S. Government Money Market Fund ..............................           20
Schedules of Investments
   Money Market Portfolio .........................................           22
   U.S. Government Money Market Portfolio .........................           25
Additional Information ............................................   Back Cover

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor's strategies and each Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds                                              June 30, 2008

                          (PHOTO OF WILLIAM F. QUINN)

Fellow Shareholders,

     I am pleased to present to you the Semi-Annual Report for the American Beacon Money Market Fund and the U.S. Government Money Market Fund for the six months ended June 30, 2008.

     The American Beacon Money Market Fund reported a total return of 1.63% and 1.64% for this six-month period for the Institutional and Cash Management classes with expense ratios of 23 basis points (0.23%) and 20 basis points (0.20%), respectively, for their most recent fiscal year. Both classes outperformed the Lipper Institutional Money Market Funds Average return of 1.49%.

     The American Beacon U.S. Government Money Market Fund - Cash Management Class reported a total return of 1.41% for this same period with an expense ratio of 60 basis points (0.60%) for its most recent fiscal year, outperforming the Lipper Institutional U.S. Government Money Market Funds Average return by 9 basis points (0.09%).

     During the period, the sub-prime mortgage crisis continued to cause uncertainties surrounding banks, investment banks and the entire financial system, resulting in an extraordinary amount of volatility. The Federal Reserve ("Fed") was challenged to fulfill its dual mandate of balancing the risks to both growth and inflation. Inflation concerns were mounting, but weak economic growth and turmoil in the financial markets limited the Fed's ability to raise interest rates in the near term to strengthen the U.S. dollar and counter inflation. We feel the Funds' strategy of investing in high credit quality securities combined with lower than average expense ratios will continue to benefit the Funds' yields while protecting the Funds' liquidity for the long term.

     Please review the enclosed market overview, portfolio listings and detailed financial data. As always, we welcome the opportunity to serve your financial needs. To obtain further details about the American Beacon Funds family or to access your account information, please visit our website at www.americanbeaconfunds.com. Thank you for your continued confidence in the American Beacon Money Market Funds.

                                        Sincerely,


                                        /s/ William F. Quinn

                                        William F. Quinn
                                        President
                                        American Beacon Funds

ECONOMIC OVERVIEW
AMERICAN BEACON MONEY MARKET FUND(SM)
JUNE 30, 2008 (UNAUDITED)

     The Federal Open Market Committee ("Fed") left the rates unchanged at 2.00% at the June 25th meeting, ending a 225 basis point (2.25%) easing cycle that began in September 2007. In addition, the Fed shifted its bias toward inflation risk, opening the door to the possibility that the next move could be a rate hike. However, inflation was not the Fed's only concern. They have also had to contend with a softening labor market, declining house prices, and continued strain in the financial markets.

     Headline producer and consumer prices both surprised to the upside in June. Thus far, waning consumer demand limited companies' ability to pass on higher raw materials costs, but this trend began to reverse as corporate profits eroded. Although inflation was on the rise, sluggish economic growth remained a chief concern for the Fed. Nonfarm payrolls declined by 438,000 for the first half of 2008, resulting in a rise in the unemployment rate to 5.5%. This combined with continued declines in home prices caused consumer confidence to drop to the lowest levels on record. Although the fiscal stimulus package is expected to buoy second quarter gross domestic product, the economic slowdown may deepen in the second half of 2008 as the impact of federal tax rebates fade.

     The Fed continued to address financial market instability. Although measures taken by the Fed to increase liquidity have eased short-term funding pressures somewhat, financial markets remained volatile. In response to renewed concerns over the health of the nation's financial system, Fed Chairman Ben Bernanke recently announced that the central bank may extend its emergency loan program for investment banks into 2009. The program was created in March and was set to potentially expire in mid-September. Bernanke stated that the Fed is "currently monitoring developments in financial markets closely and considering several options, including extending the duration of our facilities for primary dealers beyond year-end, should the current unusual and exigent circumstances continue in dealer funding markets."

     Given all of the above, the Fed was challenged to fulfill its dual mandate of balancing the risks to both growth and inflation. Inflation concerns mounted, but weak economic growth and turmoil in the financial markets limited the Fed's ability to raise interest rates in the near term. Bernanke stated, "Given the high degree of uncertainty, monetary policy makers will need to carefully assess incoming information bearing on the outlook for both inflation and growth".

PERFORMANCE OVERVIEW
AMERICAN BEACON MONEY MARKET FUND(SM)
JUNE 30, 2008 (UNAUDITED)

     As the economy continued to show signs of weakening during the first half of the year, the Federal Reserve ("Fed") continued its series of easing monetary policy. The year began with an overnight target rate of 4.25% before the Fed eased by 75 basis points (0.75%) inter-meeting on January 22nd. The Fed continued to cut rates at the following three Federal Open Market Committee ("FOMC") meetings, resulting in a 2.00% fed funds target by the April 30th FOMC meeting. The Fed has remained on hold the last two meetings, expressing concern for both inflation and slow growth. In response to the events that caused the Fed to ease, the American Beacon Money Market Fund's weighted-average maturity was maintained around 40 days. With credit quality a priority, the primary strategy of the Fund for the first half of the year was to buy high-quality, short-dated, fixed-rate securities and overnight investments. The strategies implemented during the year enabled the Fund to outperform its Lipper peer group.

     For the six months ended June 30, 2008, the total return of the Cash Management Class of the American Beacon Money Market Fund was 1.64%. The Fund outperformed the Lipper Institutional Money Market Average return of 1.49% by 15 basis points (0.15%). Based on annualized total returns, Lipper Inc. ranked the Cash Management Class of the Fund 74 among 386, 29 among 337 and 17 among 271 Institutional Money Market Funds for the one-year, three-year, and five-year periods ended June 30, 2008, respectively.

                                  (BAR CHART)

                                    ANNUALIZED TOTAL RETURNS
                                        AS OF 6/30/2008
                                  ---------------------------
                                  1 YEAR   5 YEARS   10 YEARS
                                  ------   -------   --------
Cash Mgmt Class(1,2,5) ........    4.27%    3.38%      3.77%
Institutional Class (1,3,5) ...    4.25%    3.30%      3.72%
PlanAhead Class (1,5) .........    3.93%    3.02%      3.42%
BBH ComSet Class (1,4,5) ......    4.27%    3.38%      3.77%

(1.) Performance shown is historical and may not be indicative of future returns. Investment returns will vary, and shares may be worth more or less at redemption than at original purchase. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

(2.) Fund performance for the ten-year period represents the total returns achieved by the Institutional Class from 7/1/98 to 12/1/01, the inception date of the Cash Management Class, and the returns of the Cash Management Class thereafter. Expenses of the Cash Management Class are lower than those of the Institutional Class. Therefore, total returns shown are lower than the Cash Management Class would have realized in the same period. A portion of the fees charged to the Cash Management Class of the Fund has been waived. Performance prior to waiving fees was lower than the actual returns shown.

(3.) A portion of the fees charged to the Institutional Class of the Fund has been waived since 2006. Performance prior to waiving fees was lower than the actual returns shown for periods since 2006.

(4.) Fund performance represents the total returns achieved by the Institutional
     Class from 7/1/98 to 12/1/01, the total returns achieved by the Cash Management Class from 12/1/01 up to 4/2/07, the inception date of the BBH ComSet Class, and the returns of the BBH ComSet Class thereafter. Expenses of the BBH ComSet Class are lower than those of the Institutional and Cash Management Classes through 12/31/03. Therefore, total returns shown through 12/31/03 are lower than they would have been had the BBH ComSet Class been in place during that period. Expenses of the BBH ComSet Class have been the same as those of the Cash Management Class since 1/1/04.

(5.) The total annual Fund operating expense ratios set forth in the most recent
     Fund prospectus for the Cash Management, Institutional, PlanAhead and the BBH ComSet Class shares were 0.20%, 0.23%, 0.48% and 0.22%, respectively. After expense reimbursement, the net expense ratio set forth in the most recent Fund prospectus for the Cash Management, Institutional and BBH ComSet Class shares was 0.15%, 0.18% and 0.15%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report, which are based on expenses incurred during the period covered by this report.

PERFORMANCE OVERVIEW
AMERICAN BEACON MONEY MARKET FUND(SM)
JUNE 30, 2008 (UNAUDITED)

PORTFOLIO STATISTICS AS OF JUNE 30, 2008

                        CASH                                    BBH
                     MANAGEMENT   INSTITUTIONAL   PLANAHEAD    COMSET
                        CLASS         CLASS         CLASS      CLASS
                     ----------   -------------   ---------   -------
7-day Current
   Yield* ........      2.60%         2.57%         2.28%      2.60%
7-day
   Effective
   Yield* ........      2.63%         2.60%         2.30%      2.63%
30-day Yield* ....      2.58%         2.55%         2.25%      2.58%
Weighted Avg.
   Maturity ......     34 Days       34 Days       34 Days    34 Days
Moody's Rating ...       Aaa           N/A           N/A        Aaa
S&P Rating .......       AAAm          N/A           N/A        AAAm

* Annualized. You may call 1-800-388-3344 to obtain the Fund's current 7-day yield. Yield is a more accurate reflection of the Fund's current earnings than total returns.

TOP TEN ISSUERS AS OF JUNE 30, 2008

                                        % OF
                                    NET ASSETS**
                                    ------------
General Electric Capital Corp. ..       5.3%
Rabobank Nederland N.Y. .........       5.1%
Westpac Banking Corp. ...........       4.7%
Nordea Bank Finland N.Y. ........       4.3%
Toronto Dominion Bank N.Y. ......       4.3%
US Bank, NA .....................       4.3%
BNP Paribas N.Y. ................       4.1%
Barclays Bank plc ...............       3.9%
Toyota Motor Credit Corp. .......       3.6%
Bank of Nova Scotia N.Y. ........       3.5%

**   Percent of net assets of American Beacon Master Money Market Portfolio.

ASSET ALLOCATION AS OF JUNE 30, 2008

                                          % OF
                                      NET ASSETS**
                                      ------------
Bank CDs, TDs and Notes ...........       49.1%
Commercial Paper ..................       25.9%
Corporate Notes ...................       10.2%
Short-Term Investments ............        9.0%
Repurchase Agreements .............        7.1%
Liabilities, Net of Other Assets ..       -1.3%

**   Percent of net assets of American Beacon Master Money Market Portfolio.

FUND EXPENSES
AMERICAN BEACON MONEY MARKET FUND(SM)
JUNE 30, 2008 (UNAUDITED)

FUND EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 through June 30, 2008.

ACTUAL EXPENSES

     The "Actual" lines of the table provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading "Expenses Paid During Period" for the applicable Class to estimate the expenses you paid on your account during this period. Shareholders of the PlanAhead Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the PlanAhead Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                           Beginning     Ending       Expenses
                            Account     Account      Paid During
                             Value       Value         Period*
                             1/1/08     6/30/08    1/1/08-6/30/08
                           ---------   ---------   --------------
CASH MANAGEMENT CLASS
Actual .................   $1,000.00   $1,016.37        $0.75
Hypothetical (5%
   return before
   expenses) ...........   $1,000.00   $1,024.12        $0.76
INSTITUTIONAL CLASS
Actual .................   $1,000.00   $1,016.29        $0.89
Hypothetical (5%
   return before
   expenses) ...........   $1,000.00   $1,023.97        $0.89
PLANAHEAD CLASS
Actual .................   $1,000.00   $1,014.75        $2.37
Hypothetical (5%
   return before
   expenses) ...........   $1,000.00   $1,022.51        $2.38
BBH COMSET CLASS
Actual .................   $1,000.00   $1,016.37        $0.75
Hypothetical (5%
   return before
   expenses) ...........   $1,000.00   $1,024.12        $0.76

* Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.15%, 0.18%, 0.47% and 0.15% for the Cash Management, Institutional, PlanAhead and BBH ComSet Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.

PERFORMANCE OVERVIEW
AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET FUND(SM)
JUNE 30, 2008 (UNAUDITED)

     As the economy continued to show signs of weakening during the first half of the year, the Federal Reserve ("Fed") continued its series of easing monetary policy. The year began with an overnight target rate of 4.25% before the Fed eased by 75 basis points (0.75%) inter-meeting on January 22nd. The Fed continued to cut rates at the following three Federal Open Market Committee ("FOMC") meetings, resulting in a 2.00% fed funds target by the April 30th FOMC meeting. The Fed has remained on hold the last two meetings, expressing concern for both inflation and slow growth. In response to the events that caused the Fed to ease, the American Beacon U.S. Government Money Market Fund's weighted-average maturity was maintained around 20 days. With the ongoing volatility in the market, the primary strategy of the Fund for the first half of the year was to buy short-dated, fixed-rate agencies and overnight investments. The strategies implemented during the year enabled the Fund to outperform its Lipper peer group.

     For the six months ended June 30, 2008, the total return of the Cash Management Class of the American Beacon U.S. Government Money Market Fund was 1.41%. The Fund outperformed the Lipper Institutional U.S. Government Money Market Average return of 1.32% by 9 basis points (0.09%). Based on annualized total returns, Lipper Inc. ranked the Cash Management Class of the Fund 30 among 171, 9 among 116 and 6 among 71 Institutional U.S. Government Money Market Funds for the one-year, five-year, and ten-year periods ended June 30, 2008, respectively.

                                  (BAR CHART)

                                       ANNUALIZED TOTAL RETURNS
                                           AS OF 6/30/2008
                                     ---------------------------
                                     1 YEAR   5 YEARS   10 YEARS
                                     ------   -------   --------
Cash Management Class (1,2,4) ....    3.92%    3.26%      3.65%
PlanAhead Class (1,3,4) ..........    3.44%    2.81%      3.25%

(1) Performance shown is historical and may not be indicative of future returns. Investment returns will vary, and shares may be worth more or less at redemption than at original purchase. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

(2) Prior to December 1, 2001, the Cash Management Class of the Fund was known as the Institutional Class. A portion of the fees charged to the Cash Management Class of the Fund has been waived since 2002. Performance prior to waiving fees was lower than actual returns shown for periods since 2002.

(3) A portion of the fees charged to the PlanAhead Class of the Fund has been waived since 2003. Performance prior to waiving fees was lower than the actual returns shown for periods since 2003.

(4) The total annual Fund operating expense ratios set forth in the most recent Fund prospectus for the Cash Management and the PlanAhead Class shares were 0.60% and 1.20%, respectively. After expense reimbursement, the net expense ratio set forth in the most recent Fund prospectus for the Cash Management and PlanAhead Class shares were 0.15% and 0.65%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report, which are based on expenses incurred during the period covered by this report.

PORTFOLIO STATISTICS AS OF JUNE 30, 2008

                               CASH
                            MANAGEMENT   PLANAHEAD
                               CLASS       CLASS
                            ----------   ---------
7-day Current Yield* ....      2.19%       1.69%
7-day Effective Yield* ..      2.22%       1.71%
30-day Yield* ...........      2.16%       1.66%
Weighted Avg. Maturity ..     15 Days     15 Days
Moody's Rating ..........       Aaa         N/A
S&P Rating ..............      AAAm         N/A

* Annualized. You may call 1-800-388-3344 to obtain the Fund's current 7-day yield. Yield is a more accurate reflection of the Fund's current earnings than total returns.

PERFORMANCE OVERVIEW AND FUND EXPENSES
AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET FUND(SM)
JUNE 30, 2008 (UNAUDITED)

ASSET ALLOCATION AS OF JUNE 30, 2008

                                                    % OF
                                                NET ASSETS**
                                                ------------
Repurchase Agreements .......................      71.1%
Government Securities .......................      28.8%
Other Assets, Net of Liabilities ............       0.1%

TOP ISSUERS AS OF JUNE 30, 2008

                                                    % OF
                                                NET ASSETS**
                                                ------------
Federal Home Loan Bank ......................       21.2%
Federal Home Loan Mortgage Corporation ......        4.7%
Federal National Mortgage Association .......        2.9%

** Percent of net assets of the American Beacon Master U.S. Government Money Market Portfolio.

FUND EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 through June 30, 2008.

ACTUAL EXPENSES

     The "Actual" lines of the table provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading "Expenses Paid During Period" for the applicable Class to estimate the expenses you paid on your account during this period. Shareholders of the PlanAhead Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the PlanAhead Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                                     Beginning     Ending       Expenses
                                      Account     Account      Paid During
                                       Value       Value         Period*
                                       1/1/08     6/30/08    1/1/08-6/30/08
                                     ---------   ---------   --------------
CASH MANAGEMENT CLASS
Actual ...........................   $1,000.00   $1,014.09        $0.75
Hypothetical (5% return before
   expenses) .....................   $1,000.00   $1,024.12        $0.75
PLANAHEAD CLASS
Actual ...........................   $1,000.00   $1,011.64        $3.15
Hypothetical (5% return before
   expenses) .....................   $1,000.00   $1,021.73        $3.17

* Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.15% and 0.63% for the Cash Management and PlanAhead Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.

AMERICAN BEACON FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2008 (UNAUDITED) (IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                              U.S. GOVERNMENT
                                              MONEY MARKET      MONEY MARKET
                                             --------------   ---------------
ASSETS:
   Investment in Portfolio, at value .....   $    2,538,318     $    32,749
   Receivable for fund shares sold .......                3               7
   Receivable from Manager for expense
      reimbursement (Note 2) .............              102               8
   Prepaid expenses ......................               18              24
                                             --------------     -----------
      TOTAL ASSETS .......................        2,538,441          32,788
                                             --------------     -----------
LIABILITIES:
   Payable for fund shares redeemed ......                6              --
   Dividends payable .....................            3,893              30
   Administrative service and service fees
      payable (Note 2) ...................              195               2
   Distribution fees payable (Note 2) ....                1              --
   Other liabilities .....................               36              19
                                             --------------     -----------
      TOTAL LIABILITIES ..................            4,131              51
                                             --------------     -----------
   NET ASSETS ............................   $    2,534,310     $    32,737
                                             ==============     ===========
ANALYSIS OF NET ASSETS:
      Paid-in-capital ....................        2,534,310          32,737
                                             --------------     -----------
NET ASSETS ...............................   $    2,534,310     $    32,737
                                             ==============     ===========
SHARES OUTSTANDING (NO PAR VALUE):
   Cash Management Class .................      790,500,052      30,395,128
                                             ==============     ===========
   Institutional Class ...................      564,940,638             N/A
                                             ==============     ===========
   PlanAhead Class .......................       86,004,736       2,342,237
                                             ==============     ===========
   BBH ComSet Class ......................    1,092,864,925             N/A
                                             ==============     ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE:
   Cash Management Class .................   $         1.00     $      1.00
                                             ==============     ===========
   Institutional Class ...................   $         1.00             N/A
                                             ==============     ===========
   PlanAhead Class .......................   $         1.00     $      1.00
                                             ==============     ===========
   BBH ComSet Class ......................   $         1.00             N/A
                                             ==============     ===========

                             See accompanying notes
 See accompanying Financial Statements of the American Beacon Master Portfolios

AMERICAN BEACON FUNDS
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED) (IN THOUSANDS)

                                                             U.S. GOVERNMENT
                                              MONEY MARKET     MONEY MARKET
                                              ------------   ---------------
INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
   Interest income ........................     $44,061           $358
   Portfolio expenses .....................      (1,389)           (14)
                                                -------           ----
      NET INVESTMENT INCOME ALLOCATED FROM
         PORTFOLIO ........................      42,672            344
                                                -------           ----
FUND EXPENSES:
   Administrative service fees (Note 2):
      Cash Management Class ...............         229              8
      Institutional Class .................         174             --
      PlanAhead Class .....................          54              1
      BBH ComSet Class ....................         596             --
   Transfer agent fees:
      Cash Management Class ...............           8              1
      Institutional Class .................           9             --
      PlanAhead Class .....................           4              2
      BBH ComSet Class ....................          16             --
   Professional fees ......................          13              5
   Registration fees and expenses .........          33             18
   Service fees - PlanAhead Class
      (Note 2) ............................         135              3
   Prospectus and shareholder reports .....          12              2
   Other expenses .........................          54              2
                                                -------           ----
      TOTAL FUND EXPENSES .................       1,337             42
                                                -------           ----
Less waiver and reimbursement of expenses
   (Note 2) ...............................        (551)           (31)
                                                -------           ----
      NET FUND EXPENSES ...................         786             11
                                                -------           ----
NET INVESTMENT INCOME .....................      41,886            333
                                                -------           ----
REALIZED GAIN ALLOCATED FROM PORTFOLIO:
   Net realized gain on investments .......          --             --
                                                -------           ----
      NET GAIN ON INVESTMENTS .............          --             --
                                                -------           ----
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS .............................     $41,886           $333
                                                -------           ----

                             See accompanying notes
 See accompanying Financial Statements of the American Beacon Master Portfolios

AMERICAN BEACON FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                           MONEY MARKET              U.S. GOVERNMENT MONEY MARKET
                                                 -------------------------------   -------------------------------
                                                                     Year ended                        Year ended
                                                 Six Months ended   December 31,   Six Months ended   December 31,
                                                   June 30, 2008        2007         June 30, 2008        2007
                                                 ----------------   ------------   ----------------   ------------
                                                    (unaudited)                       (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income .....................     $    41,886      $     88,036       $    333       $     494
   Net realized gain (loss) on investments ...              --                10             --              --
                                                   -----------      ------------       --------       ---------
         NET INCREASE IN NET ASSETS RESULTING
            FROM OPERATIONS ..................          41,886            88,046            333             494
                                                   -----------      ------------       --------       ---------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
      Cash Management Class ..................         (10,361)          (32,696)          (304)           (334)
      Institutional Class ....................          (5,814)          (13,567)            --              --
      PlanAhead Class ........................          (1,613)           (6,183)           (29)            (94)
      Platinum Class .........................              --              (543)            --             (66)
      BBH ComSet Class .......................         (24,098)          (35,047)            --              --
   Net realized gain on investments:
      Cash Management Class ..................              --                (6)            --              --
      Institutional Class ....................              --                (3)            --              --
      PlanAhead Class ........................              --                (1)            --              --
      BBH ComSet Class .......................              --                --             --              --
                                                   -----------      ------------       --------       ---------
         DISTRIBUTIONS TO SHAREHOLDERS .......         (41,886)          (88,046)          (333)           (494)
                                                   -----------      ------------       --------       ---------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares .............       7,566,309        11,962,330         38,932         145,717
   Reinvestment of dividends and
      distributions ..........................         12,267            44,661            168             157
   Cost of shares redeemed ...................      (7,383,042)      (10,878,697)       (24,424)       (137,451)
                                                   -----------      ------------       --------       ---------
      NET INCREASE IN NET ASSETS FROM CAPITAL
         SHARE TRANSACTIONS ..................         195,534         1,128,294         14,676           8,423
                                                   ===========      ============       ========       =========
NET INCREASE IN NET ASSETS ...................         195,534         1,128,294         14,676           8,423
                                                   -----------      ------------       --------       ---------
NET ASSETS:
   Beginning of period .......................       2,338,776         1,210,482         18,061           9,638
                                                   -----------      ------------       --------       ---------
   END OF PERIOD .............................     $ 2,534,310      $  2,338,776       $ 32,737       $  18,061
                                                   ===========      ============       ========       =========

                             See accompanying notes
 See accompanying Financial Statements of the American Beacon Master Portfolios

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American Beacon Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a diversified, no-load, open-end management investment company with separate series. The following series are included in this report:
American Beacon Money Market and American Beacon U.S. Government Money Market Funds (each a "Fund" and collectively, the "Funds").

     American Beacon Advisors, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation ("AMR") and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

     On April 16, 2008, AMR, the parent company of the Manager, announced that it had reached a definitive agreement to sell all of its interests in the Manager to Lighthouse Holdings, Inc., which is owned by investment funds affiliated with Pharos Capital Group, LLC and TPG Capital, L.P. AMR will acquire a minority equity stake in the parent corporation of Lighthouse Holdings, Inc. Completion of the sale would result in a change of control of the Manager, but there are no anticipated material changes in the services to be provided by the Manager or in the fee rate charged by the Manager to the Fund. The target closing date for the proposed acquisition is expected to be no later than September 30, 2008. Based in Dallas and Nashville, Pharos Capital Group, LLP invests through private equity funds, primarily in companies seeking later stage equity funding for internal growth, acquisitions, management buyouts or recapitalizations across industry sectors. TPG Capital, L.P. is the global buyout group of TPG, a leading private investment firm with more than $50 billion of assets under management. TPG Capital, L.P. has extensive experience with global public and private investments executed through leveraged buyouts, recapitalizations, spinouts, joint ventures and restructurings.

     The BBH ComSet Class of the Money Market Fund commenced operations on April 2, 2007. The Platinum Class of the Funds was fully liquidated effective May 31, 2007.

     Each Fund invests all of its investable assets in the corresponding portfolio of the American Beacon Master Trust, an open-end diversified management investment company, as follows:

AMERICAN BEACON:                    (ARROW) invests assets in (ARROW)   AMERICAN BEACON MASTER TRUST:
----------------                                                        -----------------------------
Money Market Fund                                                       Money Market Portfolio
U.S. Government Money Market Fund                                       U.S. Government Money Market Portfolio

     Each Fund has the same investment objectives as its corresponding American Beacon Master Trust Portfolio. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (20.0% and 4.5% at June 30, 2008 of the American Beacon Master Trust Money Market and U.S. Government Money Market Portfolios, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     The following is a summary of the significant accounting policies followed by the Funds.

Class Disclosure

     Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. Please note that not all Funds offer all classes. The following table sets forth the differences amongst the classes:

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

CLASS:                                         OFFERED TO:                            SERVICE AND DISTRIBUTION FEES:
------                  ---------------------------------------------------------   ----------------------------------
CASH MANAGEMENT CLASS   Investors making an initial investment of $10 million for   Administrative Service Fee - 0.07%
                        Money Market and $2 million for U.S. Government Money
                        Market, or investors investing through an intermediary

INSTITUTIONAL CLASS     Investors making an initial investment of $2 million        Administrative Service Fee - 0.10%

PLANAHEAD CLASS         General public and investors investing through an           Administrative Service Fee - 0.10%
                        intermediary                                                Service Fee - 0.25%

BBH COMSET              Investors making an initial investment of at least $10      Administrative Service Fee - 0.08%
                        million in BBH ComSet(SM) who meet the eligibility
                        requirements established by Brown Brothers Harriman & Co.

Valuation of Investments

     The Funds record their investment in the Portfolios at fair value. Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

     The Portfolios adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective with the beginning of the American Beacon Portfolios' fiscal year. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the hierarchy under FAS 157 are described below:

     Level 1 - Quoted prices in active markets for identical securities.

     Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

     Level 3- Prices determined using significant unobservable inputs. Unobservable inputs reflect the Portfolio's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

     The summary of inputs used to value the Portfolios' net assets as of June 30, 2008 is discussed in the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

Investment Income and Dividends to Shareholders

     Each Fund records its share of net investment income (loss) and realized gain (loss) in the Portfolio each day. All net investment income (loss) and realized gain (loss) of each Portfolio are allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination. The Funds generally declare dividends daily from net investment income and net short-term capital gain, if any, payable monthly.

     Dividends to shareholders are determined in accordance with federal income tax principles that may treat certain transactions differently than U.S. generally accepted accounting principles.

Allocation of Income, Expenses, Gains and Losses

     Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

Use of Estimates

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

     Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. TRANSACTIONS WITH AFFILIATES

Administrative Services Agreement

     As compensation for providing administrative services to the Funds, the Manager receives an annualized fee of 0.10% of the average daily net assets of each of the Institutional and PlanAhead Classes of the Funds, 0.08% of the average daily net assets of the BBH ComSet Class of the Money Market Fund and 0.07% of the Cash Management Class of the Funds.

Distribution Plan

     The Trust has adopted a "defensive" Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the fees received by the Manager to be used for distribution purposes. Under this plan, the Trust does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Trust shares.

Service Agreement

     The Manager and the Trust entered into a Service Agreement which obligates the Manager to oversee additional shareholder servicing of the PlanAhead Class. As compensation for performing the duties required under the Service Agreement, the Manager receives 0.25% based on the daily net assets of the PlanAhead Class.

Reimbursement and Waiver of Expenses

     The Manager contractually agreed to reimburse the following Funds for distribution and other expenses through February 28, 2009 to the extent total annual fund operating expenses exceed the following amounts:

FUND                                        CLASS        EXPENSE CAP    AMOUNT
----                                   ---------------   -----------   --------
Money Market Fund ..................   Institutional        0.18%      $ 73,330
Money Market Fund ..................   Cash Management      0.15%       124,672
Money Market Fund ..................   BBH ComSet*          0.15%       352,445
U.S. Government Money Market Fund ..   Cash Management      0.15%        29,021
U.S. Government Money Market Fund ..   PlanAhead            0.65%         2,434

* Prior to March 1, 2008, fees were voluntarily waived by the Manager to arrive at expense cap.

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

Expense Reimbursement Plan

     The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek recoupment of fees waived or expenses reimbursed for a period of up to three years. However, recoupment will occur only if the Class' average net assets have grown or expenses have declined sufficiently to allow recoupment without causing its expense ratio to exceed the previously agreed upon expense limit. The table below excludes amounts previously reimbursed to the Platinum Classes of the Funds. The following waived fees or reimbursed expenses are subject to potential recovery expiring in:

                           U.S. GOVERNMENT
YEAR        MONEY MARKET     MONEY MARKET
----        ------------   ---------------
2008 ....     150,253          26,231
2009 ....     260,591          65,678
2010 ....     769,055           7,577
2011 ....     569,563          31,455

     The Funds have not recorded a liability for this potential reimbursement due to the current assessment that a reimbursement is unlikely.

3. FEDERAL INCOME TAXES

     It is the policy of the Funds to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

     The Funds adopted the provisions of FASB Interpretation No. 48, "Accounting for Uncertainties in Income Taxes" ("FIN 48"), on January 1, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended December 31, 2007, remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other expenses" on the Statements of Operations.

     Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

     The tax character of distributions paid for the six months ended June 30, 2008 and the fiscal year ended December 31, 2007 were as follows (in thousands):

                                                    MONEY MARKET           U.S. GOVERNMENT MONEY MARKET
                                            ----------------------------   ----------------------------
                                             SIX MONTHS      YEAR ENDED      SIX MONTHS     YEAR ENDED
                                                ENDED       DECEMBER 31,       ENDED       DECEMBER 31,
                                            JUNE 30, 2008       2007       JUNE 30, 2008       2007
                                            -------------   ------------   -------------   ------------
                                             (Unaudited)                    (Unaudited)
DISTRIBUTIONS PAID FROM ORDINARY INCOME:*
   Cash Management Class ................      $10,361         $32,702          $304           $334
   Institutional Class ..................        5,814          13,570            --             --
   PlanAhead Class ......................        1,613           6,184            29             94
   Platinum Class .......................           --             543            --             66
   BBH ComSet Class .....................       24,098          35,047            --             --
                                               -------         -------          ----           ----
TOTAL DISTRIBUTIONS PAID ................      $41,886         $88,046          $333           $494
                                               =======         =======          ====           ====

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

     As of June 30, 2008, the components of distributable earnings on a tax basis were the same as book. The cost basis of investments for federal income tax purposes was also the same as the book basis.

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

     The Funds do not have capital loss carry forwards as of June 30, 2008.

4. CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares for each class of the Funds (in thousands). Each share is valued at $1.00:

Six Months Ended June 30, 2008

                                                         Cash
                                                   Management Class   Institutional Class   PlanAhead Class
                                                   ----------------   -------------------   ---------------
Money Market Beacon Fund
Shares sold ....................................       1,645,628           1,269,084            149,996
Reinvestment of dividends ......................           9,582               2,099                586
Shares redeemed ................................      (1,213,959)         (1,156,904)          (176,855)
                                                      ----------          ----------           --------
Net increase (decrease) in shares outstanding ..         441,251             114,279            (26,273)
                                                      ==========          ==========           ========

                                                   BBH ComSet Class
                                                   ----------------
Money Market Beacon Fund
Shares sold ....................................       4,501,601
Reinvestment of dividends ......................              --
Shares redeemed ................................      (4,835,324)
                                                      ----------
Net (decrease) in shares outstanding ...........        (333,723)
                                                      ==========

                                                         Cash
                                                   Management Class   PlanAhead Class
                                                   ----------------   ---------------
U.S. Government Money Market Beacon Fund
Shares sold ....................................        26,268             12,664
Reinvestment of dividends ......................           163                  5
Shares redeemed ................................       (12,469)           (11,955)
                                                       -------            -------
Net increase in shares outstanding .............        13,962                714
                                                       =======            =======

Year Ended December 31, 2007

                                                         Cash
                                                   Management Class   Institutional Class   PlanAhead Class   Platinum Class
                                                   ----------------   -------------------   ---------------   --------------
Money Market Beacon Fund
Shares sold ....................................       4,891,367           1,043,210            631,312           14,014
Reinvestment of dividends ......................          28,101              12,166              3,889              502
Shares redeemed ................................      (5,072,125)         (1,109,117)          (693,440)         (48,172)
                                                      ----------          ----------           --------          -------
Net (decrease) in shares outstanding ...........        (152,657)            (53,741)           (58,239)         (33,656)
                                                      ==========          ==========           ========          =======

                                                   BBH ComSet Class
                                                   ----------------
Money Market Beacon Fund
Shares sold ....................................       5,382,427
Reinvestment of dividends ......................               3
Shares redeemed ................................      (3,955,843)
                                                      ----------
Net increase in shares outstanding .............       1,426,587
                                                      ==========

                                                         Cash
                                                   Management Class   PlanAhead Class   Platinum Class
                                                   ----------------   ---------------   --------------
U.S. Government Money Market Beacon Fund
Shares sold ....................................        132,887            8,530             4,299
Reinvestment of dividends ......................             81               14                62
Shares redeemed ................................       (120,104)          (8,973)           (8,373)
                                                       --------           ------            ------
Net increase (decrease) in shares outstanding ..         12,864             (429)           (4,012)
                                                       ========           ======            ======

AMERICAN BEACON MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                                                           Cash Management Class
                                                    --------------------------------------------------------------------
                                                     Six Months                     Year Ended December 31,
                                                     Ended June     ----------------------------------------------------
                                                      30, 2008        2007       2006       2005       2004       2003
                                                    -----------     --------   --------   --------   --------   --------
                                                    (Unaudited)
Net asset value, beginning of period ............     $   1.00      $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                      --------      --------   --------   --------   --------   --------
Income from investment operations:
   Net investment income(A) .....................         0.02          0.05       0.05       0.03       0.01       0.01
   Net realized gain on investments(B) ..........           --            --         --         --         --         --
                                                      --------      --------   --------   --------   --------   --------
Total income from investment operations .........         0.02          0.05       0.05       0.03       0.01       0.01
                                                      --------      --------   --------   --------   --------   --------
Less distributions:
   Dividends from net investment income .........        (0.02)        (0.05)     (0.05)     (0.03)     (0.01)     (0.01)
   Distributions from net realized gains on
      investments(B) ............................           --            --         --         --         --         --
                                                      --------      --------   --------   --------   --------   --------
Total distributions .............................        (0.02)        (0.05)     (0.05)     (0.03)     (0.01)     (0.01)
                                                      --------      --------   --------   --------   --------   --------
Net asset value, end of period ..................     $   1.00      $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                      ========      ========   ========   ========   ========   ========
Total return ....................................         1.64%(C)      5.28%      5.05%      3.19%      1.30%      1.08%
                                                      ========      ========   ========   ========   ========   ========
Ratios and supplemental data:
   Net assets, end of period (in thousands) .....     $790,500      $349,249   $501,905   $200,010   $434,587   $117,395
   Ratios to average net assets (annualized):(A)
      Expenses, net of waivers ..................         0.15%         0.15%      0.15%      0.15%      0.15%      0.16%
      Expenses, before waivers ..................         0.19%         0.19%      0.20%      0.23%      0.23%      0.24%
      Net investment income, net of waivers .....         3.16%         5.18%      5.04%      3.08%      1.34%      1.03%
      Net investment income, before waivers .....         3.12%         5.14%      4.99%      3.00%      1.26%      0.95%

----------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master Money Market Portfolio.

(B)  Amount is less than $0.01 per share.

(C)  Not annualized.

AMERICAN BEACON MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                                                                         Institutional Class
                                                               --------------------------------------------------------------------
                                                                Six Months                   Year Ended December 31,
                                                                Ended June     ----------------------------------------------------
                                                                 30, 2008        2007       2006       2005        2004       2003
                                                               -----------     --------   --------   --------   --------   --------
                                                               (Unaudited)
Net asset value, beginning of period .......................     $   1.00      $   1.00   $   1.00   $  1.00     $  1.00   $   1.00
                                                                 --------      --------   --------   -------     -------   --------
Income from investment operations:
   Net investment income(A). ...............................         0.02          0.05       0.05      0.03        0.01       0.01
   Net realized gain on investments(B) .....................           --            --         --        --          --         --
                                                                 --------      --------   --------   -------     -------   --------
Total income from investment operations ....................         0.02          0.05       0.05      0.03        0.01       0.01
                                                                 --------      --------   --------   -------     -------   --------
Less distributions:
   Dividends from net investment income ....................        (0.02)        (0.05)     (0.05)    (0.03)      (0.01)     (0.01)
   Distributions from net realized gains on
      investments(B) .......................................           --            --         --        --          --         --
                                                                 --------      --------   --------   -------     -------   --------
Total distributions ........................................        (0.02)        (0.05)     (0.05)    (0.03)      (0.01)     (0.01)
                                                                 --------      --------   --------   -------     -------   --------
Net asset value, end of period .............................     $   1.00      $   1.00   $   1.00   $  1.00     $  1.00   $   1.00
                                                                 ========      ========   ========   =======     =======   ========
Total return ...............................................         1.63%(C)      5.24%      4.99%     3.06%       1.20%      0.97%
                                                                 ========      ========   ========   =======     =======   ========
Ratios and supplemental data:
   Net assets, end of period (in thousands) ................     $564,940      $450,662   $504,403   $36,421     $34,146   $159,092
   Ratios to average net assets (annualized):(A)
      Expenses, net of waivers .............................         0.18%         0.18%      0.19%     0.28%       0.24%      0.27%
      Expenses, before waivers .............................         0.22%         0.22%      0.23%     0.28%       0.24%      0.27%
      Net investment income, net of waivers ................         3.33%         5.13%      5.06%     3.07%       1.05%      1.00%
      Net investment income, before waivers ................         3.29%         5.10%      5.02%     3.07%       1.05%      1.00%

----------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master Money Market Portfolio.

(B)  Amount is less than $0.01 per share.

(C)  Not annualized.

AMERICAN BEACON MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                                                              PlanAhead Class
                                                   --------------------------------------------------------------------
                                                    Six Months                    Year Ended December 31,
                                                    Ended June     ----------------------------------------------------
                                                     30, 2008        2007       2006       2005        2004       2003
                                                   -----------     --------   --------   --------   --------   --------
                                                   (Unaudited)
Net asset value, beginning of period ...........     $  1.00       $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                     -------       --------   --------   --------   --------   --------
Income from investment operations:
   Net investment income(A) ....................        0.01           0.05       0.05       0.03       0.01       0.01
   Net realized gain on investments(B) .........          --             --         --         --         --         --
                                                     -------       --------   --------   --------   --------   --------
Total income from investment operations ........        0.01           0.05       0.05       0.03       0.01       0.01
                                                     -------       --------   --------   --------   --------   --------
Less distributions:
   Dividends from net investment income ........       (0.01)         (0.05)     (0.05)     (0.03)     (0.01)     (0.01)
   Distributions from net realized gains on
      investments(B) ...........................          --             --         --         --         --         --
                                                     -------       --------   --------   --------   --------   --------
Total distributions ............................       (0.01)         (0.05)     (0.05)     (0.03)     (0.01)     (0.01)
                                                     -------       --------   --------   --------   --------   --------
Net asset value, end of period .................     $  1.00       $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                     =======       ========   ========   ========   ========   ========
Total return ...................................        1.48%(C)       4.94%      4.69%      2.82%      0.93%      0.70%
                                                     =======       ========   ========   ========   ========   ========
Ratios and supplemental data:
   Net assets, end of period (in thousands) ....     $86,005       $112,278   $170,518   $236,903   $132,438   $126,972
   Ratios to average net assets (annualized):(A)
      Expenses, net of waivers .................        0.47%          0.47%      0.49%      0.51%      0.51%      0.54%
      Expenses, before waivers .................        0.47%          0.47%      0.49%      0.51%      0.51%      0.54%
      Net investment income, net of waivers ....        2.98%          4.85%      4.59%      2.83%      0.94%      0.71%
      Net investment income, before waivers ....        2.98%          4.84%      4.59%      2.83%      0.94%      0.71%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master Money Market Portfolio.

(B)  Amount is less than $0.01 per share.

(C)  Not annualized.

AMERICAN BEACON MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                                                    BBH ComSet Class
                                                               ---------------------------
                                                                Six Months      April 2 to
                                                                Ended June       December
                                                                 30, 2008        31, 2007
                                                               -----------      ----------
                                                               (Unaudited)
Net asset value, beginning of period .......................    $     1.00      $     1.00
                                                                ----------      ----------
Income from investment operations:
   Net investment income(A) ................................          0.02            0.04
   Net realized gain on investments(B) .....................            --              --
                                                                ----------      ----------
Total income from investment operations ....................          0.02            0.04
                                                                ----------      ----------
Less distributions:
   Dividends from net investment income ....................         (0.02)          (0.04)
   Distributions from net realized gains on
      investments(B) .......................................            --              --
                                                                ----------      ----------
Total distributions ........................................         (0.02)          (0.04)
                                                                ----------      ----------
Net asset value, end of period .............................    $     1.00      $     1.00
                                                                ==========      ==========
Total return ...............................................          1.64%(C)        3.92%(C)
                                                                ==========      ==========
Ratios and supplemental data:
   Net assets, end of period (in thousands) ................    $1,092,865      $1,426,587
   Ratios to average net assets (annualized):(A)
      Expenses, net of waivers .............................          0.15%           0.15%
      Expenses, before waivers .............................          0.20%           0.21%
      Net investment income, net of waivers ................          3.22%           5.10%
      Net investment income, before waivers ................          3.18%           5.03%

----------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master Money Market Portfolio.

(B)  Amount is less than $0.01 per share.

(C)  Not annualized.

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                                                                Cash Management Class
                                                            ------------------------------------------------------------
                                                                Six
                                                               Months
                                                               Ended                  Year Ended December 31,
                                                              June 30,    ----------------------------------------------
                                                                2008        2007     2006      2005      2004      2003
                                                            -----------   -------   ------   -------   -------   -------
                                                            (Unaudited)
Net asset value, beginning of period ....................    $  1.00      $  1.00   $ 1.00   $  1.00   $  1.00   $  1.00
                                                             -------      -------   ------   -------   -------   -------
Income from investment operations:
   Net investment income(A) .............................       0.01         0.05     0.05      0.03      0.01      0.01
   Net realized gain on investments(B) ..................         --           --       --        --        --        --
                                                             -------      -------   ------   -------   -------   -------
Total income from investment operations .................       0.01         0.05     0.05      0.03      0.01      0.01
                                                             -------      -------   ------   -------   -------   -------
Less distributions:
   Dividends from net investment income .................      (0.01)       (0.05)   (0.05)    (0.03)    (0.01)    (0.01)
   Distributions from net realized gains on
      investments (B) ...................................         --           --       --        --        --        --
                                                             -------      -------   ------   -------   -------   -------
Total distributions .....................................      (0.01)       (0.05)   (0.05)    (0.03)    (0.01)    (0.01)
                                                             -------      -------   ------   -------   -------   -------
Net asset value, end of period ..........................    $  1.00      $  1.00   $ 1.00   $  1.00   $  1.00   $  1.00
                                                             =======      =======   ======   =======   =======   =======
Total return ............................................       1.41%(C)     5.13%    4.97%     3.12%     1.22%     1.04%
                                                             =======      =======   ======   =======   =======   =======
Ratios and supplemental data:
   Net assets, end of period (in thousands) .............    $30,395      $16,433   $3,568   $22,518   $28,591   $22,060
   Ratios to average net assets (annualized):(A)
      Expenses, net of waivers ..........................       0.15%        0.15%    0.19%     0.19%     0.19%     0.19%
      Expenses, before waivers ..........................       0.41%        0.60%    0.64%     0.38%     0.29%     0.37%
      Net investment income, net of waivers .............       2.69%        4.87%    4.60%     2.99%     1.21%     1.04%
      Net investment income, before waivers .............       2.44%        4.42%    4.16%     2.80%     1.11%     0.86%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master U.S. Government Money Market Portfolio.

(B)  Amount is less than $0.01 per share.

(C)  Not annualized.

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                                                                  PlanAhead Class
                                                            -----------------------------------------------------------
                                                                Six
                                                               Months
                                                               Ended                 Year Ended December 31,
                                                              June 30,    ---------------------------------------------
                                                                2008       2007     2006     2005     2004        2003
                                                            -----------   ------   ------   ------   ------     -------
                                                            (Unaudited)
Net asset value, beginning of period ....................    $ 1.00       $ 1.00   $ 1.00   $ 1.00   $ 1.00     $  1.00
                                                             ------       ------   ------   ------   ------     -------
Income from investment operations:
   Net investment income(A) .............................      0.01         0.05     0.04     0.03     0.00(B)     0.01
   Net realized gain on investments(B) ..................        --           --       --       --       --          --
                                                             ------       ------   ------   ------   ------     -------
Total income from investment operations .................      0.01         0.05     0.04     0.03       --        0.01
                                                             ------       ------   ------   ------   ------     -------
Less distributions:
   Dividends from net investment income .................     (0.01)       (0.05)   (0.04)   (0.03)    0.00(B)    (0.01)
   Distributions from net realized gains on
      investments (B) ...................................        --           --       --       --       --          --
                                                             ------       ------   ------   ------   ------     -------
Total distributions .....................................     (0.01)       (0.05)   (0.04)   (0.03)      --       (0.01)
                                                             ------       ------   ------   ------   ------     -------
Net asset value, end of period ..........................    $ 1.00       $ 1.00   $ 1.00   $ 1.00   $ 1.00     $  1.00
                                                             ======       ======   ======   ======   ======     =======
Total return ............................................      1.16%(C)     4.65%    4.51%    2.71%    0.85%       0.61%
                                                             ======       ======   ======   ======   ======     =======
Ratios and supplemental data:
   Net assets, end of period (in thousands) .............    $2,342       $1,628   $2,058   $1,933   $5,370     $26,785
   Ratios to average net assets (annualized):(A)
      Expenses, net of waivers ..........................      0.63%        0.61%    0.63%    0.58%    0.56%       0.58%
      Expenses, before waivers ..........................      0.82%        1.20%    1.02%    0.61%    0.57%       0.62%
      Net investment income, net of waivers .............      2.29%        4.56%    4.39%    2.47%    0.68%       0.72%
      Net investment income, before waivers .............      2.09%        3.97%    4.00%    2.44%    0.67%       0.68%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master U.S. Government Money Market Portfolio.

(B)  Amount is less than $0.01 per share.

(C)  Not annualized.

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2008 (Unaudited)

                                                                         PAR
                                                                        AMOUNT         VALUE
                                                                     ------------   -----------
                                                                       (DOLLARS IN THOUSANDS)
MEDIUM-TERM NOTES - 10.12%
   American Honda Finance Corp., 3.013%,
      Due 9/18/2008 ++ # .........................................   $     20,900   $    20,905
   Bank of Scotland plc, 2.716%, Due 7/17/2008 ++ # ..............        125,800       125,801
   Goldman Sachs Group, Inc., 3.013%, Due 7/29/2008 ++ ...........        178,775       178,781
   Royal Bank of Scotland plc,
      2.868%, Due 7/21/2008 ++ # .................................         50,000        50,000
      2.511%, Due 8/20/2008 ++ # .................................        150,000       150,000
   Toyota Motor Credit Corp., 2.698%, Due 7/7/2008 ++ ............         60,500        60,500
   US Bank, NA,
      2.65%, Due 9/16/2008 .......................................        250,000       250,000
      2.83%, Due 10/20/2008 ......................................        100,000       100,000
      2.70%, Due 11/17/2008 ......................................        200,000       200,000
   Wells Fargo & Co., 2.551%, Due 8/20/2008 ++ # .................        150,000       150,000
                                                                                    -----------
   TOTAL MEDIUM-TERM NOTES .......................................                    1,285,987
                                                                                    -----------
CERTIFICATES OF DEPOSIT AND BANK NOTES - 45.23%
   Bank of America, NA, 2.92%, Due 7/25/2008 ++ ..................         27,300        27,300
   Bank of Nova Scotia N.Y.,
      2.57%, Due 8/13/2008 .......................................        150,000       150,000
      2.61%, Due 8/13/2008 .......................................        100,000       100,000
      2.60%, Due 9/2/2008 ........................................        200,000       200,000
   Barclays Bank plc,
      2.75%, Due 7/2/2008 ........................................        200,000       200,000
      2.87%, Due 7/30/2008 .......................................        100,000       100,000
      2.70%, Due 8/19/2008 .......................................        200,000       200,000
   BNP Paribas N.Y.,
      2.84%, Due 8/4/2008 ........................................        175,000       175,000
      2.89%, Due 8/15/2008 .......................................        100,000       100,000
      2.65%, Due 8/28/2008 .......................................         50,000        50,000
      3.01%, Due 8/29/2008 .......................................         50,000        50,000
      2.74%, Due 9/25/2008 .......................................        150,000       150,000
   Commonwealth Bank of Australia N.Y.,
      2.60%, Due 8/20/2008 .......................................        100,000       100,000
      2.60%, Due 9/4/2008 ........................................        100,000       100,000
   Dexia Credit Local S.A., 2.75%, Due 7/15/2008 .................        200,000       200,000
   HSBC Bank USA, 2.957%, Due 7/28/2008 ++ .......................         77,000        77,004
   Lloyds Bank N.Y., 2.62%, Due 8/12/2008 ........................        150,000       150,000
   National Australia Bank Ltd., 2.61%, Due 9/8/2008 .............        200,000       200,000
   Nordea Bank Finland N.Y.,
      2.90%, Due 7/28/2008 .......................................        150,000       150,000
      2.88%, Due 7/29/2008 .......................................        150,000       150,000
      2.76%, Due 8/11/2008 .......................................        150,000       150,000
      2.54%, Due 8/15/2008 .......................................        100,000       100,000
   Rabobank Nederland N.Y.,
      2.60%, Due 7/8/2008 ........................................        300,000       300,000

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2008 (Unaudited)

                                                                         PAR
                                                                        AMOUNT         VALUE
                                                                     ------------   -----------
                                                                       (DOLLARS IN THOUSANDS)
   Rabobank Nederland N.Y.,
      2.62%, Due 8/19/2008 .......................................   $     50,000   $    50,005
      2.61%, Due 8/25/2008 .......................................        100,000       100,000
      2.85%, Due 9/26/2008 .......................................        200,000       200,000
   Royal Bank of Canada N.Y.,
      2.62%, Due 8/18/2008 .......................................        100,000       100,000
      2.63%, Due 8/20/2008 .......................................        225,000       225,030
   Royal Bank of Scotland plc, 2.83%, Due 7/8/2008 ...............        200,000       200,000
   Societe Generale N.Y.,
      3.00%, Due 7/10/2008 .......................................        250,000       250,000
      2.75%, Due 8/6/2008 ........................................        100,000       100,000
   Svenska Handelsbanken AB, 2.60%, Due 9/3/2008 .................        200,000       200,000
   Toronto Dominion Bank N.Y.,
      2.85%, Due 8/29/2008 .......................................        200,000       200,000
      2.81%, Due 9/5/2008 ........................................        150,000       150,000
      2.76%, Due 9/24/2008 .......................................        150,000       150,000
      2.72%, Due 10/20/2008 ......................................         50,000        50,000
   Westpac Banking Corp.,
      2.82%, Due 8/1/2008 ........................................        100,000       100,015
      2.74%, Due 8/4/2008 ........................................         94,225        94,232
      2.62%, Due 8/14/2008 .......................................        200,000       200,000
      2.61%, Due 9/9/2008 ........................................        200,000       200,000
                                                                                    -----------
   TOTAL CERTIFICATES OF DEPOSIT AND BANK NOTES ..................                    5,748,586
                                                                                    -----------
COMMERCIAL PAPER - 25.92%
   Concord Minutemen Capital Co. LLC, 3.00%, Due 7/1/2008 # ......        394,026       394,026
   Elysian Funding LLC, 3.10%, Due 7/1/2008 # ....................        350,000       350,000
   Fountain Square Commercial Funding, 3.75%, Due 7/1/2008 # .....        300,000       300,000
   Gemini Securitization Corp. LLC,
      2.77%, Due 7/25/2008 .......................................         95,219        95,043
      2.75%, Due 7/28/2008 .......................................        198,750       198,355
   General Electric Capital Corp.,
      2.78%, Due 7/11/2008 .......................................        175,000       174,865
      2.76%, Due 7/15/2008 .......................................         50,000        49,946
      2.72%, Due 7/30/2008 .......................................         50,000        49,890
      2.78%, Due 7/31/2008 .......................................         50,000        49,884
      2.86%, Due 8/15/2008 .......................................        100,000        99,643
      2.46%, Due 10/27/2008 ......................................        200,000       198,387
      2.55%, Due 10/31/2008 ......................................         46,000        45,603
   ING (US) Funding LLC, 2.65%, Due 9/30/2008 ....................        300,000       297,990
   Kitty Hawk Funding Corp., 2.77%, Due 8/7/2008 .................         74,985        74,772
   Lexington Parker Capital Co. LLC, 3.05%, Due 7/1/2008 # .......        494,301       494,301
   Salisbury Receivables Co., 3.00%, Due 7/1/2008 ................         23,785        23,785
   Toyota Motor Credit Corp.,
      2.92%, Due 7/3/2008 ........................................         50,000        49,992

                   See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2008 (Unaudited)

                                                                         PAR
                                                                        AMOUNT         VALUE
                                                                     ------------   -----------
                                                                       (DOLLARS IN THOUSANDS)
   Toyota Motor Credit Corp.,
      2.76%, Due 8/21/2008 .......................................   $     75,000   $    74,707
      2.76%, Due 8/22/2008 .......................................        275,000       273,904
                                                                                    -----------
   TOTAL COMMERCIAL PAPER ........................................                    3,295,093
                                                                                    -----------
TIME DEPOSITS - 3.93%
   BNP Paribas N.Y., 2.75%, Due 7/1/2008 .........................         75,000        75,000
   Deutsche Bank N.Y., 2.75%, Due 7/1/2008 .......................        225,000       225,000
   Societe Generale N.Y., 2.563%, Due 7/1/2008 ...................        200,000       200,000
                                                                                    -----------
   TOTAL TIME DEPOSITS ...........................................                      500,000
                                                                                    -----------

                                                                        SHARES
                                                                     ------------
SHORT TERM INVESTMENTS - 9.04%
OTHER SHORT-TERM INVESTMENTS - 9.04%
   BlackRock Temp Fund ...........................................    529,063,351       529,063
   Dreyfus Institutional Preferred Money Market Fund .............    620,262,421       620,263
                                                                                    -----------
   TOTAL SHORT TERM INVESTMENTS ..................................                    1,149,326
                                                                                    -----------

                                                                         PAR
                                                                        AMOUNT
                                                                     ------------
REPURCHASE AGREEMENTS - 7.08%
   Bank of America, NA, 2.75%, Due 7/1/2008 (Held at Bank of
      New York, Collateralized by Mortgage Obligations valued at
      $588,500, 2/23/2036) .......................................   $    550,000       550,000
   Barclays Bank plc, 2.75%, Due 7/1/2008 (Held at Bank of New
      York, Collateralized by Equity Securities valued at
      $105,000) ..................................................        100,000       100,000
   Citigroup, Inc., 2.80%, Due 7/1/2008 (Held at Chase NYC,
      Collateralized by Mortgage Obligations valued at $303,279,
      3/14/2036 - 6/23/2038) .....................................        250,000       250,000
                                                                                    -----------
   TOTAL REPURCHASE AGREEMENTS ...................................                      900,000
                                                                                    -----------
TOTAL INVESTMENTS - 101.32% (COST $12,878,992) ...................                  $12,878,992
LIABILITIES, NET OF OTHER ASSETS - (1.32%) .......................                     (168,355)
                                                                                    -----------
TOTAL NET ASSETS - 100.00% .......................................                  $12,710,637
                                                                                    ===========

     Percentages are stated as a percent of net assets.

++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,035,033 or 16.01% of net assets. The Fund has no right to demand registration of these securities.

                             See accompanying notes

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2008 (Unaudited)

                                                                         PAR
                                                                        AMOUNT         VALUE
                                                                     ------------   -----------
                                                                       (DOLLARS IN THOUSANDS)
U.S. AGENCY OBLIGATIONS - 28.77%
FEDERAL HOME LOAN BANK - 21.19%
      2.17%, Due 8/6/2008 ........................................   $      7,579   $     7,562
      2.589%, Due 8/15/2008 ++ ...................................         35,000        35,003
      2.65%, Due 9/17/2008 ++ ....................................         25,000        24,998
      2.616%, Due 12/15/2008 ++ ..................................         35,000        35,006
      2.51%, Due 1/9/2009 ++ .....................................         25,000        25,025
      2.737%, Due 1/28/2009 ++ ...................................         25,000        24,997
                                                                                    -----------
                                                                                        152,591
                                                                                    -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.67%
      2.16%, Due 7/21/2008 .......................................         23,731        23,702
      1.004%, Due 11/8/2008 ......................................         10,000         9,964
                                                                                    -----------
                                                                                         33,666
                                                                                    -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.91%
      2.27%, Due 7/30/2008 .......................................         10,000         9,982
      2.30%, Due 8/1/2008 ........................................         11,000        10,978
                                                                                    -----------
                                                                                         20,960
                                                                                    -----------
   TOTAL U.S. AGENCY OBLIGATIONS .................................                      207,217
                                                                                    -----------

                                                                        SHARES
                                                                     ------------
SHORT TERM INVESTMENTS - 0.03%
OTHER SHORT-TERM INVESTMENTS - 0.03%
   Goldman Sachs Financial Square Government Fund ................         24,748            25
   Morgan Stanley Government Portfolio ...........................        193,229           193
                                                                                    -----------
   TOTAL SHORT TERM INVESTMENTS ..................................                          218
                                                                                    -----------

                                                                         PAR
                                                                        AMOUNT
                                                                     ------------
REPURCHASE AGREEMENTS - 71.13%
   Banc of America Securities LLC, 2.52%, Due 7/1/2008 (Held at
      Bank of New York, Collateralized by U.S. Government Agency
      Obligations valued at $253,820, 5.5% - 6.0%, 6/1/2033 -
      5/1/2038) ..................................................   $    250,000       250,000
   Barclays Capital, Inc., 2.60%, Due 7/1/2008 (Held at Bank of
      New York, Collateralized by U.S. Government Agency
      Obligations valued at $192,952, 4.44% - 6.43%, 8/1/2035 -
      4/1/2038) ..................................................        190,000       190,000
   Goldman Sachs Group, Inc., 2.45%, Due 7/1/2008 (Held at Bank
      of New York, Collateralized by U.S. Government Agency
      Obligations valued at $73,448, 4.0% - 8.0%, 9/20/2010 -
      6/1/2038) ..................................................         72,365        72,365
                                                                                    -----------
   TOTAL REPURCHASE AGREEMENTS ...................................                      512,365
                                                                                    -----------
TOTAL INVESTMENTS - 99.93% (COST $719,800) .......................                  $   719,800
OTHER ASSETS, NET OF LIABILITIES - 0.07% .........................                          510
                                                                                    -----------
TOTAL NET ASSETS - 100.00% .......................................                  $   720,310
                                                                                    ===========

     Percentages are stated as a percent of net assets.

++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

                             See accompanying notes

AMERICAN BEACON MASTER TRUST PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2008 (UNAUDITED) (IN THOUSANDS)

                                                                                                         U.S. GOVERNMENT
                                                                                          MONEY MARKET     MONEY MARKET
                                                                                          ------------   ---------------
ASSETS:
   Investment in securities at value (cost - $11,978,992 and $207,435, respectively) ..    $11,978,992       $207,435
   Repurchase agreement (cost - $900,000 and $512,365, respectively) ..................        900,000        512,365
   Dividends and interest receivable ..................................................         31,127            595
   Prepaid expenses ...................................................................            115             14
                                                                                           -----------       --------
      TOTAL ASSETS ....................................................................     12,910,234        720,409
                                                                                           -----------       --------
LIABILITIES:
   Management and investment advisory fees payable (Note 2) ...........................          1,083             54
   Other liabilities ..................................................................        198,514             45
      TOTAL LIABILITIES                                                                    -----------       --------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS ..............................        199,597             99
                                                                                           -----------       --------
                                                                                           $12,710,637       $720,310
                                                                                           ===========       ========

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED) (IN THOUSANDS)

                                                                                                         U.S. GOVERNMENT
                                                                                          MONEY MARKET     MONEY MARKET
                                                                                          ------------   ---------------
INVESTMENT INCOME:
   Interest income ....................................................................     $234,691         $16,340
                                                                                            --------         -------
      TOTAL INVESTMENT INCOME .........................................................      234,691          16,340
                                                                                            --------         -------
EXPENSES:
   Management and investment advisory fees (Note 2)                                            6,844             518
   Custodian fees .....................................................................          183              17
   Professional fees ..................................................................           76              12
   Other expenses .....................................................................          195              24
                                                                                            --------         -------
      TOTAL EXPENSES ..................................................................        7,298             571
                                                                                            --------         -------
NET INVESTMENT INCOME .................................................................      227,393          15,769
                                                                                            --------         -------
REALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments ...................................................            0               6
                                                                                            --------         -------
      NET GAIN ON INVESTMENTS .........................................................            0               6
                                                                                            --------         -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................     $227,393         $15,775
                                                                                            ========         =======

                             See accompanying notes

AMERICAN BEACON MASTER TRUST PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

                                                                                                        U.S. GOVERNMENT MONEY
                                                                               MONEY MARKET                     MARKET
                                                                     -----------------------------   --------------------------
                                                                      Six Months       Year Ended     Six Months    Year Ended
                                                                     Ended June 30,   December 31,    Ended June   December 31,
                                                                          2008            2007         30, 2008        2007
                                                                     --------------   ------------   -----------   ------------
                                                                       (unaudited)                   (unaudited)
INCREASE IN NET ASSETS:
OPERATIONS:
   Net investment income .........................................    $   227,393     $    824,823   $    15,769   $    47,203
   Net realized gain on investments ..............................              0              127             6             3
                                                                      -----------     ------------   -----------   -----------
      TOTAL INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....        227,393          824,950        15,775        47,206
                                                                      -----------     ------------   -----------   -----------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
   Contributions .................................................     89,239,048       35,059,358     3,942,000     5,041,893
   Withdrawals ...................................................    (89,939,803)     (35,428,478)   (4,619,449)   (4,270,511)
                                                                      -----------     ------------   -----------   -----------
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
         TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS .........       (700,755)        (369,120)     (677,449)      771,382
                                                                      -----------     ------------   -----------   -----------
      NET INCREASE (DECREASE) IN NET ASSETS ......................       (473,362)         455,830      (661,674)      818,588
                                                                      -----------     ------------   -----------   -----------
NET ASSETS:
   Beginning of period ...........................................     13,183,999       12,728,169     1,381,984       563,396
                                                                      -----------     ------------   -----------   -----------
   END OF PERIOD .................................................    $12,710,637     $ 13,183,999   $   720,310   $ 1,381,984
                                                                      ===========     ============   ===========   ===========

FINANCIAL HIGHLIGHTS

                                                                                       MONEY MARKET
                                                                     ----------------------------------------------
                                                                      Six Months        Year Ended December 31,
                                                                      Ended June   --------------------------------
                                                                       30, 2008    2007   2006   2005   2004   2003
                                                                     -----------   ----   ----   ----   ----   ----
                                                                     (unaudited)
Total return .....................................................     1.66%(A)    5.33%  5.09%  3.25%  1.34%  1.13%
Ratios to average net assets (annualized): .......................
   Expenses ......................................................     0.11%       0.11%  0.11%  0.11%  0.11%  0.11%
   Net investment income .........................................     3.31%       5.19%  5.03%  3.20%  1.30%  1.14%

                                                                                U.S. GOVERNMENT MONEY MARKET
                                                                     ----------------------------------------------
                                                                      Six Months        Year Ended December 31,
                                                                      Ended June   --------------------------------
                                                                       30, 2008    2007   2006   2005   2004   2003
                                                                     -----------   ----   ----   ----   ----   ----
                                                                     (unaudited)
Total return .....................................................     1.43%(A)    5.18%  5.04%  3.19%  1.30%  1.11%
Ratios to average net assets (annualized): .......................
   Expenses.......................................................     0.11%       0.11%  0.12%  0.12%  0.11%  0.12%
   Net investment income..........................................     3.04%       4.98%  4.97%  3.15%  1.30%  1.13%

(A)  Not annualized

                             See accompanying notes

AMERICAN BEACON MASTER TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American Beacon Master Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company that was organized as a trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of November 1, 2004. Prior to November 1, 2004, the Trust was organized as a trust under the laws of the State of New York. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the American Beacon Master Money Market Portfolio and American Beacon Master U.S. Government Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). The objective of each Portfolio is current income, liquidity and the maintenance of a stable price of $1.00 per share. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

     American Beacon Advisors, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation ("AMR") and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

     On April 16, 2008, AMR, the parent company of the Manager, announced that it had reached a definitive agreement to sell all of its interests in the Manager to Lighthouse Holdings, Inc., which is owned by investment funds affiliated with Pharos Capital Group, LLC and TPG Capital, L.P. AMR will acquire a minority equity stake in the parent corporation of Lighthouse Holdings, Inc. Completion of the sale would result in a change of control of the Manager, but there are no anticipated material changes in the services to be provided by the Manager or in the fee rate charged by the Manager to the Fund. The target closing date for the proposed acquisition is expected to be no later than September 30, 2008. Based in Dallas and Nashville, Pharos Capital Group, LLP invests through private equity funds, primarily in companies seeking later stage equity funding for internal growth, acquisitions, management buyouts or recapitalizations across industry sectors. TPG Capital, L.P. is the global buyout group of TPG, a leading private investment firm with more than $50 billion of assets under management. TPG Capital, L.P. has extensive experience with global public and private investments executed through leveraged buyouts, recapitalizations, spinouts, joint ventures and restructurings.

     The following is a summary of the significant accounting policies followed by the Portfolios.

Valuation of Investments

     Securities of the Portfolios are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

     The Portfolios adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective with the beginning of the Portfolios' fiscal year. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the hierarchy under FAS 157 are described below:

     Level 1 - Quoted prices in active markets for identical securities.

     Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

AMERICAN BEACON MASTER TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

     Level 3 - Prices determined using significant unobservable inputs. Unobservable inputs reflect the Portfolio's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

A summary of the inputs used to value the Portfolios' net assets as of June 30, 2008 is as follows (in thousands):

                                                           Investments in Securities
                                                         ------------------------------
                                                                        U.S. Government
Valuation Inputs                                         Money Market     Money Market
----------------                                         ------------   ---------------
Level 1 - Quoted Prices...............................    $ 1,149,326       $    218
Level 2 - Other significant observable inputs.........     11,729,666        719,582
Level 3 - Significant unobservable inputs.............             --             --
                                                          -----------       --------
Total.................................................    $12,878,992       $719,800

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Federal Income and Excise Taxes

     The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code.

     On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance on how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolios' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Portfolios file tax returns with the U.S. Internal Revenue Service. Generally, the tax authorities can examine all tax returns filed for the last three years. The Portfolios may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Portfolios recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other expenses" on the Statements of Operations. The Portfolios adopted the provisions of FIN 48 effective January 1, 2007. Tax positions taken by the Portfolios have been deemed to

AMERICAN BEACON MASTER TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

meet the more likely than not threshold, and therefore there have been no adjustments to the Portfolios' net asset value per share.

Repurchase Agreements

     Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank that are subject to resale at a later date. Repurchase agreements are fully collateralized by government securities for the Portfolios. Additionally, repurchase agreements in the Money Market Portfolio may be collateralized by non-government securities. All collateral is valued at cost, which approximates market value and is held at the custodian bank. The collateral is monitored daily by the Manager so that the collateral's market value exceeds the carrying value of the repurchase agreement plus accrued interest.

Use of Estimates

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

     Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. TRANSACTIONS WITH AFFILIATES

Management Agreement

     The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment advisor to each of the Portfolios. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolios 0.10% of the average daily net assets of each of the Portfolios.

Interfund Lending Program

     Pursuant to an exemptive order by the Securities and Exchange Commission, the Portfolios, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Money Market Portfolio to lend money to other participating series managed by the Manager. For the six months ended June 30, 2008, the credit facility was not utilized.

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE
MANAGEMENT AGREEMENTS OF THE FUNDS AND THE PORTFOLIOS
(UNAUDITED)

     At its May 21, 2008 meeting, the Board of Trustees ("Board" or "Trustees") considered the renewal of each existing Management Agreement (each, a "Current Agreement" and collectively, the "Current Agreements") between the Manager and the American Beacon Funds ("Beacon Trust"), American Beacon Mileage Funds ("Mileage Trust"), American Beacon Select Funds ("Select Trust") or American Beacon Master Trust ("Master Trust") (collectively, the "Funds"). In preparation for the Board's consideration to renew these Current Agreements, the Board and its Investment Committee undertook steps to gather and consider information furnished by the Manager and Lipper, Inc. ("Lipper"). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager.

     In addition, the Board's Investment Committee worked with Lipper to obtain relevant comparative information regarding the performance, fees and expenses of the Funds. The Investment Committee held a separate meeting on May 9, 2008 to consider the information provided by Lipper. Further, the Board took into consideration information furnished for the Board's review and consideration throughout the year at regular Board and Investment Committee meetings, as well as information specifically prepared in connection with the renewal process.

     On May 21, May 22 and June 4, 2008, the Board met to determine, among other matters, whether to approve a new investment management agreement ("New Agreement") between the Manager and the Funds. The New Agreement is necessary because, on April 16, 2008, AMR Corporation ("AMR"), the parent company of the Manager, entered into an agreement with Lighthouse Holdings, Inc. ("Lighthouse") pursuant to which Lighthouse will acquire all of the capital stock of the Manager ("Transaction") in exchange for cash and 10% of the capital stock of the parent corporation of Lighthouse. Upon the closing of the Transaction ("Closing"), the Manager will cease to be a wholly owned subsidiary of AMR and will become a subsidiary of Lighthouse. This change in control is deemed to be an "assignment" under the Investment Company Act of 1940 ("1940 Act") of each Fund's Current Agreement with the Manager. As required by the 1940 Act, each Fund's Current Agreement provides for its automatic termination in the event of an assignment, and each will, therefore, terminate upon the Closing.

     To provide for the continuity of management for the Funds, the Board met to consider the New Agreement with the Manager. The New Agreement for each Fund will reflect substantially the same terms as the Current Agreement for each Fund. In addition, the Current Agreements have been updated and modernized. As part of this process, the primary administrative services provided by the Manager to the Funds will be transferred to one single administrative services agreement ("New Administrative Services Agreement"). Currently, the Manager provides administrative services to the Funds in Mileage Trust, Select Trust and Master Trust pursuant to their Current Agreements and to the Funds in Beacon Trust pursuant to its Current Agreement and an Administrative Services Agreement ("Current Administrative Services Agreement"). The aggregate fee rates for each Fund under the New Agreement and the New Administrative Services Agreement will be the same as the fee rates imposed under the existing agreements which they replace.

     The New Agreement is subject to shareholder approval. If approved by the shareholders of the Funds, the New Agreement will become effective upon the Closing or, if the Closing is not consummated, the New Agreement will become effective on or about January 1, 2009. The Manager and Lighthouse anticipate that the Closing will occur in the third calendar quarter of 2008.

     Upon the Closing, Lighthouse directly will control the Manager. Lighthouse currently does not anticipate any changes to the organization or structure of the Funds, to the service providers or to the aggregate fee rates under any Current Agreement. In addition, the portfolio managers at the Manager that currently manage the Funds are expected to continue to manage the Funds after the Closing. In that regard, the Manager and Lighthouse have entered into or will enter into employment contracts that will take effect

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE
MANAGEMENT AGREEMENTS OF THE FUNDS AND THE PORTFOLIOS
(UNAUDITED)

upon the Closing with certain key personnel performing or overseeing the Funds' investment programs. However, there can be no assurance that these personnel will choose to remain employed by the Manager before or after the Closing. The Manager and the Funds will continue to operate under their existing names. Potential benefits to the Funds as a result of the Transaction include Lighthouse's intention to devote additional resources to product development and distribution of Fund shares. Any resulting growth of Fund assets may produce economies of scale that could benefit shareholders of the Funds.

     In addition, under the Current Agreements, the Manager may retain subadvisors to provide investment advisory services for all or a portion of the assets of a Fund. Pursuant to an exemptive order issued by the Securities and Exchange Commission ("SEC"), the Manager is permitted to enter into new or modified investment advisory agreements with existing or new subadvisors ("New Investment Advisory Agreements") without approval of a Fund's shareholders, but subject to the approval of a Fund's Board.

     In preparation for the Board's consideration to approve the New Agreement, the Board held preliminary conference call meetings on April 15, 16 and 21, 2008, to discuss the New Agreement and the effect that approving the New Agreement would have on the Funds. The Board, with the assistance of independent legal counsel, received a memorandum and related advice from their legal counsel detailing the Board's responsibilities in considering the New Agreement.

     In connection with Board's consideration of the Current Agreement and New Agreement, the Trustees considered, among other materials, responses by the Manager to inquiries requesting:

     - a description of the Transaction, the effects of the Transaction on the Trusts and the Board, and any proposed changes to the Trusts, their service providers or fee structure and other information;

     - a description of any significant changes (actual or anticipated) to principal activities, personnel, services provided to the Funds, or any other area, including how these changes might affect the Funds;

     -    a copy of the firm's Form ADV registration statement with the SEC;

     - a summary of any material past, pending or anticipated litigation or regulatory proceedings involving the firm or its personnel, including the results of any recent regulatory examination or independent audit;

     - a profit/loss analysis of the firm and any actual or anticipated economies of scale in relation to the services it provides to each Fund;

     - a description of any payments by the firm to support the Funds' marketing efforts;

     - an analysis of compensation, including a comparison with fees charged to other clients for which similar services are provided, any proposed changes to the fee schedule and the effect of any fee waivers;

     - an evaluation of other benefits to the firm or Funds as a result of their relationship, if any;

     - confirmation that the firm's financial condition does not raise concerns that the firm would be unable to continue providing the same scope and quality of services to the Funds;

     - a description of the scope of portfolio management services provided to the Funds and the firm's other clients, including other registered investment companies, whether such services differ, and any advantages or disadvantages that might accrue to the Funds due to the firm's involvement in other activities;

     - a description of the personnel who are assigned primary responsibility for managing the Funds, including any changes during the past year, and a discussion of the adequacy of current and projected staffing levels to service the Funds;

     - a description of the basis upon which portfolio managers are compensated, including any "incentive" arrangements;

     - a discussion regarding the firm's participation in "soft dollar" arrangements, if any, or other brokerage allocation policies with respect to Fund transactions, including the firm's methodology for obtaining the most favorable execution and the use of any affiliated broker-dealers;

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE
MANAGEMENT AGREEMENTS OF THE FUNDS AND THE PORTFOLIOS
(UNAUDITED)

     - a discussion of whether the firm receives, with respect to the Funds, other compensation, including any payment for order flow or ECN liquidity rebates;

     - a description of any actual or potential conflicts of interest anticipated in managing Fund assets;

     - a summary of any material changes to the firm's compliance program with regard to federal, state, corporate and Fund requirements and a certification regarding the reasonable design of the compliance program;

     -    a discussion of any material compliance problems and remedial actions;

     - information regarding the firm's code of ethics, insider trading policy and disaster recovery plan, including a description of any material changes thereto;

     -    a description of the firm's affiliation with any broker-dealer;

     - a discussion of any anticipated change in the firm's controlling persons;

     - verification of the firm's insurance coverage with regard to the services provided to the Funds;

     - a comparison of the performance of each Fund to comparable investment companies and appropriate indices, including comments on the relative performance of each Fund versus the respective peer group average;

     - a discussion, if applicable, of any underperformance by a Fund relative to its peer group and what, if any, remedial measures the Manager has or intends to take;

     - a comparison of advisory fees and expense ratios for comparable mutual funds;

     - an analysis of any material complaints received from Fund shareholders;

     - a description of the Manager's securities lending practices and the fees received from such practices;

     - a description of any revenue sharing activities with respect to the Funds;

     - a discussion of any rebate arrangements between the Manager and a service provider to the Funds pursuant to which the Manager receives direct or indirect benefits from the service provider;

     - a description of the portfolio turnover rate and average execution costs for each Fund; and

     - a description of how expenses that are not readily identifiable to a particular Fund are allocated.

     In connection with the Current Agreements and New Agreement, the Board also obtained an analysis provided by Lipper that compared: (i) investment performance of each Fund versus comparable investment companies and appropriate indices; (ii) total Fund expenses of each Fund versus comparable mutual funds, and (iii) each Fund's investment advisory fees versus comparable mutual funds. For each Fund with more than one class of shares, the class of shares used for comparative purposes was the class with the longest performance history, which in most cases was the Institutional Class. References below to each Fund's Lipper peer group are to the group of comparable mutual funds included in the analysis provided by Lipper. The Current Agreements and New Agreement are each referenced to herein as an "Agreement" and collectively, the "Agreements."

     The Trustees also received memoranda from their legal counsel detailing the Board's responsibilities pertaining to the approval of each Agreement. These memoranda explained the regulatory requirements surrounding the Trustees' process for evaluating investment advisors and the terms of the contracts.

     In connection with the Board's consideration of the New Agreement, the Trustees considered, among other information, the following factors, in addition to other factors noted in the Proxy Statement:

(1) The manner in which each Fund's assets are managed will not change as a result of the Transaction, and the same people who currently manage the Fund's assets are expected to continue to do so after the Transaction;

(2) The aggregate fee rates payable by each Fund under the New Agreement and the New Administrative Services Agreement are the same as the fee rates payable under the Current Agreements and, in the case of the Beacon Trust, under the Current Agreement and the Current Administrative Services Agreement;

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE
MANAGEMENT AGREEMENTS OF THE FUNDS AND THE PORTFOLIOS
(UNAUDITED)

(3) The material terms regarding advisory services pursuant to the New Agreement are substantially the same as the terms of the Current Agreements;

(4) The qualifications of the Manager's personnel who will provide advisory and administrative services to the Funds are not expected to change;

(5) The Manager's financial condition and the post-Closing capitalization of Lighthouse;

(6)  The impact of the Transaction on the Manager's day-to-day operations;

(7) The capabilities, experience, corporate structure and capital resources of Lighthouse;

(8) The long-term business goals of Lighthouse with regard to the Manager and the Trusts;

(9) Fund shareholders will not bear any costs in connection with the Transaction, inasmuch as AMR and Lighthouse will bear equally the costs, fees and expenses incurred by the Funds in connection with the Proxy Statement, the fees and expenses of accountants and attorneys relating to the Transaction and Proxy Statement, the fees and expenses incurred by the Funds in connection with the Transaction, and the meeting fees of the Boards for meetings held in connection with the Transaction;

(10) The Funds may realize benefits as a result of the Transaction, including long-term economies of scale; and

(11) The potential for increased costs to the Trusts in order to satisfy existing obligations under the current Trustees' retirement plan.

     Provided below is an overview of the other primary factors the Board considered at its May 21, May 22 and June 4, 2008 meetings. The Board did not identify any particular information that was most relevant to its consideration to renew the Current Agreements and approve the New Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the Non-interested Trustees provided the Board with memoranda regarding its responsibilities pertaining to the renewal of the Current Agreements and approval of the New Agreement. Based on its evaluation, the Board unanimously concluded that the terms of each Current Agreement were reasonable and fair and that the renewal of each Current Agreement was in the best interests of each Fund and its shareholders. The Board also unanimously concluded that the terms of the New Agreement were reasonable and fair and that the approval of the New Agreement was in the best interests of each Fund and its shareholders.

CONSIDERATIONS WITH RESPECT TO ALL FUNDS

     In determining whether to renew the Current Agreement and approve the New Agreement, the Trustees considered the best interests of each Fund separately. While the Current Agreements for all of the Funds were considered at the Board meetings on May 21, 2008, and the New Agreement for all of the Funds was considered at the meetings on May 21, May 22 and June 4, 2008, the Board considered each Fund's investment management relationships separately. In each instance, the Board considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of a Fund; (3) the costs incurred by the Manager in rendering its services and its resulting profits or losses; (4) the extent to which economies of scale have been taken into account in setting each fee schedule; (5) whether fee levels reflect these economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with contracts entered into by the Manager with other clients (such as pension funds and other institutional funds); and (7) any other benefits derived or anticipated to be derived by the Manager from its relationship with a Fund. The Trustees posed questions to various management personnel of the Manager and Lighthouse regarding certain key aspects of the materials submitted in support of the renewal.

     Nature, Extent and Quality of Services. With respect to the renewal of each Fund's Current Agreement and the approval of each Fund's New Agreement, the Board considered: the background and experience of key investment personnel and the Manager's ability to retain them; the Manager's disciplined investment approach and goal to provide consistent above average long-term performance at a low cost; the Manager's continuing

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE
MANAGEMENT AGREEMENTS OF THE FUNDS AND THE PORTFOLIOS
(UNAUDITED)

efforts to add new series and share classes to enhance the Funds' product line; the Manager's record in building improved compliance, control and credit functions that reduce risks to the Funds; the addition of personnel to manage the Funds, promote sales and improve services, including the addition of a separate new information technology (IT) department at the Manager; the high rankings received by the Funds in service surveys.

     Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager were appropriate for each Fund and, thus, determined to renew the Current Agreements and approve the New Agreement for each Fund.

     Investment Performance. The Board evaluated the comparative information provided by Lipper and the Manager regarding each Fund's investment performance relative to its benchmark index(es) and peer group. The Board considered the information provided by Lipper regarding its independent peer selection methodology to select all peer groups and universes. The Board also considered the performance reports and discussions with management at Board and Committee meetings throughout the year. A discussion regarding the Board's considerations with respect to each Fund's performance appears below under "Additional Considerations and Conclusions with Respect to Each Fund."

     Costs of the Services to be Provided to the Funds and the Projected Profits to be Realized by the Manager from its Relationship with the Funds. In analyzing the cost of services and profitability of the Manager by Fund, the Board considered the revenues earned and the expenses incurred by the Manager. The profits or losses were noted at both an individual Fund level and at an aggregate level for all Funds. The Board also considered that the Current and New Agreements for the Beacon Trust, Mileage Trust and Select Trust stipulate that, to the extent that a Fund invests all of its investable assets in another registered investment company (i.e., is a Feeder Fund), the Fund will not pay the Manager a management fee. Because the money market series of the Beacon Trust, Mileage Trust and Select Trust operate as Feeder Funds with respect to the Master Trust, the Manager only receives a management fee from the Master Trust. With respect to the Money Market Funds, the Board also considered the Manager's advisory fees for services provided by the Manager to institutional separate accounts with similar investment strategies. Although the Board noted that, in certain cases, the fee rates paid by other clients is lower than the fee rates paid by the Funds, the difference reflects the greater level of responsibility and regulatory requirements associated with managing the Funds.

     The Board also noted that the Manager proposed to continue the expense waivers and reimbursements for certain Funds and classes that were in place during the last fiscal year. The Board considered that the Manager receives service and administrative fees to compensate the Manager for providing administrative services to the Funds and to compensate third-party administrators and broker-dealers for services to Fund shareholders. The Board also noted that certain classes of the Funds maintain higher expense ratios in order to compensate third-party distributors.

     Based on the foregoing information, the Board concluded that the profitability levels were reasonable in light of the services performed by the Manager. A discussion regarding the Board's considerations with respect to each Fund's fee rates is set forth below under "Additional Considerations and Conclusions with Respect to Each Fund."

     Economies of Scale. In considering the reasonableness of the management fees, the Board considered whether economies of scale will be realized as the Funds grow and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. The Board noted that certain Funds have grown their shareholder base, which has spread fixed costs over a larger shareholder and asset base. With respect to the Money Market Funds, the Board also noted that, although the fee schedules for these Funds do not have breakpoints, the effective advisory fee rates are low by industry standards and the performance of these Funds has been highly competitive and, in many cases, among the top performers among similar funds.

     The Board also considered the Manager's representations that its costs have increased due primarily to greater service provider and regulatory costs. The Manager also represented that it anticipates further

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE
MANAGEMENT AGREEMENTS OF THE FUNDS AND THE PORTFOLIOS
(UNAUDITED)

economies of scale would be largely offset by higher costs of adding and retaining qualified personnel, improving technology and increasing demands on its advisory business.

     Based on the foregoing information, the Board concluded that the Manager fee schedules for each Fund provides for a reasonable sharing of benefits from any economies of scale with the Fund.

     Benefits Derived from the Relationship with the Funds. The Board considered the "fall-out" or ancillary benefits that accrue to the Manager as a result of the advisory relationships with the Funds, including greater exposure in the marketplace with respect to the Manager's investment process and expanding the level of assets under management by the Manager. The Board also considered that the Manager's relationship with the Funds and, in particular the money market funds, continues to be a significant factor in attracting separate account assets for the Manager. In addition, the Board noted that the Manager provides services to each Trust at a relatively low cost. The Board also considered that Funds did not pay commissions to any affiliated broker-dealer of the Manager during the most recent fiscal year ended December 31, 2007.

     Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager by virtue of its relationships with the Funds appear to be fair and reasonable.

ADDITIONAL CONSIDERATIONS AND CONCLUSIONS WITH RESPECT TO EACH FUND

     The performance comparisons below were made versus each Fund's respective Lipper Average, which includes all comparable funds in the Lipper category, and the Lipper Index, which includes the 30 largest funds in the Lipper category. References to the Lipper expense group below are to the group of comparable mutual funds included in the analysis provided to the Trustees by Lipper, Inc.

ADDITIONAL CONSIDERATIONS AND CONCLUSIONS WITH RESPECT TO THE MONEY MARKET FUND

     In considering the renewal of the Current Agreement and the approval of the New Agreement, the Trustees considered the following additional factors: (1) the Institutional Class of the Beacon Trust slightly underperformed the Lipper Index and outperformed the Lipper Average for all reported periods ended March 31, 2008; (2) the total expense ratio and contractual management fees of the Institutional Class of Beacon Trust shares were both lower than its Lipper expense group average; (3) the Manager is subject to a high degree of risk of financial responsibility should the Fund be unable to maintain a stable $1.00 per share net asset value; (4) the Manager's explanation that fee schedule "breakpoints" were not warranted due to, among other factors, the low base management fee charged to the Fund; and (5) the Manager has contractually agreed to waive fees and/or reimburse Fund expenses to the extent necessary to maintain a competitive total expense ratio for the Institutional, Cash Management and BBH ComSet Classes of the Beacon Trust.

     Based on these and other considerations, the Trustees (1) concluded that the fees paid to the Manager under the Agreements are fair and reasonable, (2) determined that the Fund and its shareholders would benefit from the Manager's continued management of the Fund, (3) approved the renewal of the Current Agreement and (4) approved the New Agreement with respect to the Fund.

ADDITIONAL CONSIDERATIONS AND CONCLUSIONS WITH RESPECT TO THE U.S. GOVERNMENT MONEY MARKET FUND

     In considering the renewal of the Current Agreement and the approval of the New Agreement, the Trustees considered the following additional factors: (1) the U.S. Government Money Market Fund was ranked as the 16th best institutional U.S. Government money market fund among 170 funds for the one year ending March 31, 2008 according to Lipper Analytical Services; (2) the Fund's total return of 4.69% outperformed the Lipper Institutional U.S. Government Money Fund Average return of 4.44%; (3) the Fund was ranked in the first quartile for the one, three and five year period ended March 31, 2008; and (4) similar to the Money Market Fund, and for the same reasons, this Fund maintained a relatively short weighted-average maturity throughout

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE
MANAGEMENT AGREEMENTS OF THE FUNDS AND THE PORTFOLIOS
(UNAUDITED)

2007. This strategy was accomplished primarily by purchasing short-dated fixed rate agencies, variable rate agencies and overnight repurchase agreements.

     Based on these and other considerations, the Trustees (1) concluded that the fees paid to the Manager under the Agreements are fair and reasonable, (2) determined that the Fund and its shareholders would benefit from the Manager's continued management of the Fund, (3) approved the renewal of the Current Agreement and (4) approved the New Agreement with respect to the Fund.

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                                       38

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                                       39

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                                       40

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                                       41

                          (AMERICAN BEACON FUNDS(SM) LOGO)

DELIVERY OF DOCUMENT

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.

If you invest in the Fund through a financial institution, you may be able to receive the Fund's regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution's name or contact your financial institution directly.

TO OBTAIN MORE INFORMATION ABOUT THE FUND:

                    (GRAPHIC)                                          (GRAPHIC)

                   BY E-MAIL:                                      ON THE INTERNET:
       american_beacon.funds@ambeacon.com          Visit our website at www.americanbeaconfunds.com

                    (GRAPHIC)                                          (GRAPHIC)

                  BY TELEPHONE:                                        BY MAIL:
               Institutional Class                               American Beacon Funds
               Call (800) 658-5811                          4151 Amon Carter Blvd., MD 2450
                 PlanAhead Class                                 Fort Worth, TX 76155
               Call (800) 388-3344

  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES     AVAILABILITY OF PROXY VOTING POLICY AND RECORDS

In addition to the Schedule of Investments         A description of the policies and procedures the
provided in each semi-annual and annual report,    Fund uses to determine how to vote proxies
the Fund files a complete schedule of its          relating to portfolio securities is available in
portfolio holdings with the Securities and         the Fund's Statement of Additional Information,
Exchange Commission ("SEC") on Form N-Q as of      is available free of charge on the Fund's
the first and third fiscal quarters. The Fund's    website (www.americanbeaconfunds.com) and by
Forms N-Q are available on the SEC's website at    calling 1-800-967-9009 or by accessing the SEC's
www.sec.gov. The Forms N-Q may also be reviewed    website at www.sec.gov. The Fund's proxy voting
and copied at the SEC's Public Reference Room,     record for the most recent year ended June 30 is
450 Fifth Street, NW, Washington, DC 20549.        filed annually with the SEC on Form N-PX. The
Information regarding the operation of the SEC's   Fund's Forms N-PX are available on the SEC's
Public Reference Room may be obtained by calling   website at www.sec.gov. The Fund's proxy voting
1-800-SEC-0330. A complete schedule of the         record may also be obtained by calling
Fund's portfolio holdings is also available on     1-800-967-9009.
the Funds' website (www.americanbeaconfunds.com)
approximately thirty days after the end of each
month.

FUND SERVICE PROVIDERS:

CUSTODIAN               TRANSFER AGENT          INDEPENDENT REGISTERED   DISTRIBUTOR
STATE STREET BANK AND   BOSTON FINANCIAL DATA   PUBLIC ACCOUNTING FIRM   FORESIDE FUND SERVICES
TRUST                   SERVICES                ERNST & YOUNG LLP        Portland, Maine
Boston, Massachusetts   Kansas City, Missouri   Dallas, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

American Airlines, Inc. is not responsible for investments made in the American Beacon Funds. PlanAhead Class is a registered service mark of American Beacon Advisors, Inc. American Beacon Funds, American Beacon Money Market Fund, and American Beacon U.S. Government Money Market Fund are service marks of American Beacon Advisors, Inc.

                                                                        SAR 6/08
                                                                           62519

ITEM 2. CODE OF ETHICS.
The Trust did not amend the code of ethics that applies to its principal executive and financial officers (the "Code") nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder report presented in Item 1.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
The schedules of investments for each series of the Trust are included in the shareholder report presented in Item 1. The shareholder report for the S&P 500 Index Fund, the Small Cap Index Fund and the International Equity Index Fund presented in Item 1 includes a summary schedule of investments for the Master International Index Series and the Master Small Cap Index Series, both of which are series of the Master Quantitative Series LLC. A complete schedule of investments for each of these two series follows.

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
----------------------------------------------------------------------------------------------------------------------------------
Advertising Agencies - 0.4%                      DG FastChannel, Inc. (a)                                     7,000   $     120,750
                                                 Greenfield Online, Inc. (a)                                 12,100         180,532
                                                 Harte-Hanks, Inc.                                           18,700         214,115
                                                 inVentiv Health, Inc. (a)                                   15,700         436,303
                                                 Marchex, Inc. Class B (b)                                   11,300         139,216
                                                 National CineMedia, Inc.                                    19,070         203,286
                                                 R.H. Donnelley Corp. (a)                                    35,600         106,800
                                                 Valassis Communications, Inc. (a)                           22,800         285,456
                                                 ValueClick, Inc. (a)                                        45,080         682,962
                                                                                                                      -------------
                                                                                                                          2,369,420
----------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.9%                                 AeroVironment, Inc. (a)                                      5,400         146,772
                                                 Argon ST, Inc. (a)                                           6,200         153,760
                                                 Ascent Solar Technologies, Inc. (a)                          3,100          32,085
                                                 Curtiss-Wright Corp.                                        21,068         942,582
                                                 Ducommun, Inc. (a)                                           5,500         126,280
                                                 Heico Corp. (b)                                             10,626         345,770
                                                 LMI Aerospace, Inc. (a)                                      4,600          80,822
                                                 Ladish Co., Inc. (a)                                         6,900         142,071
                                                 Moog, Inc. Class A (a)                                      20,113         749,008
                                                 Orbital Sciences Corp. (a)                                  27,535         648,725
                                                 Teledyne Technologies, Inc. (a)                             16,734         816,452
                                                 TransDigm Group, Inc. (a)                                   15,700         527,363
                                                                                                                      -------------
                                                                                                                          4,711,690
----------------------------------------------------------------------------------------------------------------------------------
Agriculture, Fishing & Ranching - 0.1%           AgFeed Industries, Inc. (a)                                 10,100         151,197
                                                 Alico, Inc.                                                  1,500          51,990
                                                 The Andersons, Inc.                                          8,900         362,319
                                                 Cadiz, Inc. (a)                                              5,700          91,884
                                                 Calavo Growers, Inc.                                         5,700          69,825
                                                 HQ Sustainable Maritime Industries, Inc. (a)                 2,800          37,100
                                                                                                                      -------------
                                                                                                                            764,315
----------------------------------------------------------------------------------------------------------------------------------
Air Transport - 0.6%                             AAR Corp. (a)                                               18,968         256,637
                                                 AirTran Holdings, Inc. (a)(b)                               47,720          97,349
                                                 Alaska Air Group, Inc. (a)                                  17,298         265,351
                                                 Allegiant Travel Co. (a)                                     6,900         128,271
                                                 Atlas Air Worldwide Holdings, Inc. (a)                       6,200         306,652
                                                 Bristow Group, Inc. (a)                                      9,485         469,413
                                                 Hawaiian Holdings, Inc. (a)                                 20,300         141,085
                                                 JetBlue Airways Corp. (a)(b)                                82,100         306,233
                                                 PHI, Inc. (a)                                                6,500         261,105
                                                 Republic Airways Holdings, Inc. (a)                         15,200         131,632
                                                 SkyWest, Inc.                                               27,700         350,405
                                                 UAL Corp.                                                   61,600         321,552
                                                 US Airways Group, Inc. (a)                                  47,500         118,750
                                                                                                                      -------------
                                                                                                                          3,154,435
----------------------------------------------------------------------------------------------------------------------------------
Aluminum - 0.1%                                  Kaiser Aluminum Corp.                                        7,400         396,122
----------------------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market - 0.1%                  ATC Technology Corp. (a)                                    10,043         233,801
                                                 Commercial Vehicle Group, Inc. (a)                          10,050          93,967
                                                 Dorman Products, Inc. (a)                                    6,300          50,778
                                                 Superior Industries International, Inc. (b)                 10,099         170,471
                                                                                                                      -------------
                                                                                                                            549,017
----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
----------------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original Equipment - 0.5%            American Axle & Manufacturing Holdings, Inc.                20,500   $     163,795
                                                 Amerigon Inc. (a)                                           10,100          71,609
                                                 ArvinMeritor, Inc.                                          35,600         444,288
                                                 Dana Holding Corp. (a)                                      46,500         248,775
                                                 Fuel Systems Solutions, Inc. (a)                             6,000         231,000
                                                 Hayes Lemmerz International, Inc. (a)                       48,000         136,320
                                                 Lear Corp. (a)                                              29,780         422,280
                                                 Quantum Fuel Systems Technologies Worldwide, Inc. (a)       30,800          94,864
                                                 Sauer-Danfoss, Inc.                                          4,473         139,334
                                                 Stoneridge, Inc. (a)                                         6,700         114,302
                                                 Tenneco, Inc. (a)                                           22,100         299,013
                                                 Visteon Corp. (a)                                           62,100         163,323
                                                 Wonder Auto Technology, Inc. (a)                             8,100          56,943
                                                                                                                      -------------
                                                                                                                          2,585,846
----------------------------------------------------------------------------------------------------------------------------------
Auto, Trucks & Parts - 0.1%                      Accuride Corp. (a)                                          18,500          78,625
                                                 Force Protection, Inc. (a)(b)                               32,400         107,244
                                                 Modine Manufacturing Co.                                    14,094         174,343
                                                 Spartan Motors, Inc.                                        14,900         111,303
                                                 Wabash National Corp.                                       14,545         109,960
                                                                                                                      -------------
                                                                                                                            581,475
----------------------------------------------------------------------------------------------------------------------------------
Banks: New York City - 0.1%                      Signature Bank (a)                                          14,600         376,096
----------------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York City - 4.6%              1st Source Corp.                                             5,584          89,902
                                                 Abington Bancorp, Inc.                                      12,980         118,378
                                                 Amcore Financial, Inc.                                      10,653          60,293
                                                 Ameris Bancorp                                               6,400          55,680
                                                 Ames National Corp.                                          3,700          61,346
                                                 Arrow Financial Corp.                                        5,000          90,650
                                                 BancTrust Financial Group, Inc.                              9,900          65,241
                                                 Bancfirst Corp.                                              2,990         127,972
                                                 Banco Latinoamericano de Exportaciones, SA 'E'              12,600         203,994
                                                 Bank of the Ozarks, Inc.                                     5,800          86,188
                                                 BankFinancial Corp.                                         10,800         140,508
                                                 Banner Corp.                                                 7,213          63,907
                                                 Beneficial Mutual Bancorp, Inc. (a)                         14,100         156,087
                                                 Boston Private Financial Holdings, Inc.                     18,333         103,948
                                                 Bryn Mawr Bank Corp.                                         3,000          52,500
                                                 CVB Financial Corp.                                         30,265         285,701
                                                 Camden National Corp.                                        4,200          97,776
                                                 Capital City Bank Group, Inc. (b)                            4,721         102,729
                                                 Capitol Bancorp Ltd. (b)                                     6,700          60,099
                                                 Cardinal Financial Corp.                                    13,200          82,632
                                                 Cascade Bancorp (b)                                         10,525          80,727
                                                 Cathay General Bancorp (b)                                  23,144         251,575
                                                 Centerstate Banks of Florida, Inc.                           4,200          46,326
                                                 Central Pacific Financial Corp.                             13,648         145,488
                                                 Chemical Financial Corp.                                    11,348         231,499
                                                 Citizens & Northern Corp.                                    5,000          82,550
                                                 Citizens Banking Corp.                                      41,487         116,993
                                                 CityBank                                                     6,398          55,023

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
----------------------------------------------------------------------------------------------------------------------------------
                                                 City Holding Co.                                             7,793   $     317,721
                                                 Clifton Savings Bancorp, Inc.                                2,600          25,324
                                                 CoBiz Financial, Inc.                                        8,826          58,075
                                                 The Colonial BancGroup, Inc.                                98,700         436,254
                                                 Columbia Banking System, Inc.                                8,541         165,097
                                                 Community Bank System, Inc.                                 14,200         292,804
                                                 Community Trust Bancorp, Inc.                                7,023         184,424
                                                 Corus Bankshares, Inc. (b)                                  17,904          74,481
                                                 East-West Bancorp, Inc.                                     32,000         225,927
                                                 Encore Bancshares, Inc. (a)                                  2,800          43,820
                                                 Enterprise Financial Services Corp. (b)                      4,200          79,170
                                                 Farmers Capital Bank Corp.                                   2,700          47,574
                                                 Financial Institutions, Inc.                                 6,100          97,966
                                                 First BanCorp, Inc. (b)                                     43,136         332,987
                                                 First Busey Corp. (b)                                       11,214         148,249
                                                 First Commonwealth Financial Corp. (b)                      33,640         313,861
                                                 First Community Bancshares, Inc.                             4,294         121,091
                                                 First Financial Bancorp                                     19,187         176,520
                                                 First Financial Bankshares, Inc.                            10,153         465,109
                                                 First Financial Corp.                                        5,344         163,580
                                                 First Merchants Corp.                                        8,446         153,295
                                                 First Midwest Bancorp, Inc.                                 22,700         423,355
                                                 First South Bancorp, Inc. (b)                                3,800          48,944
                                                 FirstMerit Corp.                                            38,100         621,411
                                                 Fox Chase Bancorp, Inc. (a)                                  2,500          25,650
                                                 Frontier Financial Corp. (b)                                23,766         202,486
                                                 Glacier Bancorp, Inc. (b)                                   25,264         403,971
                                                 Greene County Bancshares, Inc.                               5,400          75,708
                                                 Guaranty Bancorp (a)                                        21,100          75,960
                                                 Hancock Holding Co.                                         12,154         477,531
                                                 Hanmi Financial Corp.                                       17,704          92,238
                                                 Harleysville National Corp. (b)                             14,836         165,570
                                                 Heartland Financial USA, Inc.                                4,800          87,312
                                                 Heritage Commerce Corp.                                      6,200          61,380
                                                 Home Bancshares, Inc.                                        4,500         101,160
                                                 Independent Bank Corp./MA                                    7,745         184,641
                                                 Integra Bank Corp.                                           9,774          76,530
                                                 International Bancshares Corp.                              23,910         510,957
                                                 Investors Bancorp, Inc. (a)                                 20,900         272,954
                                                 Lakeland Bancorp, Inc.                                       7,605          92,629
                                                 Lakeland Financial Corp.                                     5,700         108,756
                                                 MASSBANK Corp.                                               2,200          87,076
                                                 MB Financial, Inc.                                          17,083         383,855
                                                 MainSource Financial Group, Inc.                             8,819         136,695
                                                 Midwest Banc Holdings, Inc.                                 10,380          50,551
                                                 NBT Bancorp, Inc.                                           14,713         303,235
                                                 Nara Bancorp, Inc.                                          10,600         113,738

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
----------------------------------------------------------------------------------------------------------------------------------
                                                 National Penn Bancshares, Inc. (b)                          37,365   $     496,207
                                                 Northfield Bancorp, Inc. (a)(b)                              7,000          75,250
                                                 Old National Bancorp (b)                                    32,295         460,527
                                                 Old Second Bancorp, Inc.                                     6,522          75,786
                                                 Oriental Financial Group                                    12,218         174,229
                                                 PacWest Bancorp                                             11,611         172,772
                                                 Pacific Capital Bancorp                                     21,862         301,258
                                                 Pacific Continental Corp.                                    4,700          51,653
                                                 Park National Corp. (b)                                      5,415         291,869
                                                 Peapack-Gladstone Financial Corp.                            4,500          98,865
                                                 Pennsylvania Commerce Bancorp, Inc. (a)                      3,000          72,150
                                                 Peoples Bancorp, Inc.                                        4,910          93,192
                                                 Pinnacle Financial Partners, Inc. (a)                       10,700         214,963
                                                 Piper Jaffray Cos. (a)                                       8,300         243,439
                                                 Premierwest Bancorp                                         10,900          63,765
                                                 PrivateBancorp, Inc. (b)                                     8,896         270,260
                                                 Prosperity Bancshares, Inc.                                 18,400         491,832
                                                 Provident Bankshares Corp.                                  15,724         100,319
                                                 Renasant Corp.                                               9,798         144,325
                                                 Republic Bancorp, Inc. Class A                               3,354          82,508
                                                 S&T Bancorp, Inc.                                           11,463         333,115
                                                 SCBT Financial Corp.                                         3,963         113,183
                                                 SVB Financial Group (a)                                     14,200         683,162
                                                 SY Bancorp, Inc.                                             7,030         150,161
                                                 Sandy Spring Bancorp, Inc.                                   7,814         129,556
                                                 Santander BanCorp                                            1,203          12,764
                                                 Seacoast Banking Corp. of Florida (b)                        7,058          54,770
                                                 Security Bank Corp. (b)                                          1               6
                                                 Shore Bancshares, Inc.                                       4,600          86,112
                                                 Sierra Bancorp                                               3,500          57,750
                                                 Simmons First National Corp. Class A                         5,700         159,429
                                                 Smithtown Bancorp, Inc.                                      5,400          87,750
                                                 The South Financial Group, Inc. (b)                         39,300         154,056
                                                 Southside Bancshares, Inc.                                   5,649         104,168
                                                 Southwest Bancorp, Inc.                                      6,800          78,200
                                                 State Bancorp, Inc.                                          7,700          96,250
                                                 StellarOne Corp.                                            11,700         170,820
                                                 Sterling Bancshares, Inc.                                   34,714         315,550
                                                 Suffolk Bancorp                                              4,700         138,086
                                                 Sun Bancorp, Inc. (a)                                        5,728          58,134
                                                 Susquehanna Bancshares, Inc.                                40,456         553,843
                                                 Texas Capital Bancshares, Inc. (a)                          11,361         181,776
                                                 Tompkins Trustco, Inc.                                       3,040         113,088
                                                 Towne Bank                                                  10,700         161,142
                                                 Trico Bancshares                                             6,578          72,029
                                                 TrustCo Bank Corp. NY (b)                                   34,961         259,411
                                                 Trustmark Corp.                                             24,227         427,607
                                                 UCBH Holdings, Inc. (b)                                     56,500         127,125
                                                 UMB Financial Corp.                                         14,652         751,208

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
----------------------------------------------------------------------------------------------------------------------------------
                                                 Umpqua Holdings Corp. (b)                                   28,480   $     345,462
                                                 Union Bankshares Corp.                                       4,700          69,983
                                                 United Bankshares, Inc.                                     17,900         410,805
                                                 United Community Banks, Inc. (b)                            20,900         178,277
                                                 United Financial Bancorp, Inc.                               9,700         108,349
                                                 United Security Bancshares (b)                               2,800          40,712
                                                 Univest Corp. of Pennsylvania                                5,050         100,293
                                                 Washington Trust Bancorp, Inc.                               5,400         106,380
                                                 WesBanco, Inc.                                              13,363         229,175
                                                 Westamerica Bancorp (b)                                     13,783         724,848
                                                 West Bancorp., Inc.                                          9,800          85,260
                                                 West Coast Bancorp                                           7,400          64,158
                                                 Western Alliance Bancorp (a)(b)                              7,800          60,528
                                                 Wilshire Bancorp, Inc.                                       7,800          66,846
                                                 Wintrust Financial Corp.                                    11,200         267,120
                                                 Yardkin Valley Financial Corp.                               6,500          77,675
                                                                                                                      -------------
                                                                                                                         24,764,625
----------------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers (Wineries) - 0.0%              Boston Beer Co., Inc. Class A (a)                            4,200         170,856
----------------------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks - 0.1%                     Coca-Cola Bottling Co. Consolidated                          1,987          73,479
                                                 Farmer Bros. Co.                                             2,010          42,512
                                                 Green Mountain Coffee Roasters, Inc. (a)                     8,200         308,074
                                                 National Beverage Corp.                                      2,708          19,687
                                                 Peet's Coffee & Tea, Inc. (a)                                6,600         130,812
                                                                                                                      -------------
                                                                                                                            574,564
----------------------------------------------------------------------------------------------------------------------------------
Biotechnology Research &                         AMAG Pharmaceuticals, Inc. (a)                               8,060         274,846
Production - 3.1%                                Acadia Pharmaceuticals, Inc. (a)                            14,300          52,767
                                                 Accelrys, Inc. (a)                                          14,500          70,035
                                                 Acorda Therapeutics, Inc. (a)                               15,800         518,714
                                                 Albany Molecular Research, Inc. (a)                         11,087         147,124
                                                 Alexion Pharmaceuticals, Inc. (a)                           18,180       1,318,050
                                                 Allos Therapeutics, Inc. (a)                                26,500         183,115
                                                 Alnylam Pharmaceuticals, Inc. (a)(b)                        16,700         446,391
                                                 American Oriental Bioengineering, Inc. (a)                  28,700         283,269
                                                 Amicus Therapeutics, Inc. (a)(b)                             2,300          24,564
                                                 Applera Corp. - Applied Biosystems, Inc. (a)(c)             38,900         441,904
                                                 Arena Pharmaceuticals, Inc. (a)                             35,100         182,169
                                                 Ariad Pharmaceuticals, Inc. (a)                             33,119          79,486
                                                 Arqule, Inc. (a)                                            18,800          61,100
                                                 Array Biopharma, Inc. (a)                                   22,100         103,870
                                                 ArthroCare Corp. (a)(b)                                     12,620         515,022
                                                 Avant Immunotherapeutics, Inc. (a)                           7,800         113,568
                                                 Biodel, Inc. (a)                                             5,700          74,100
                                                 Caliper Life Sciences, Inc. (a)                             25,900          67,081
                                                 Cell Genesys, Inc. (a)(b)                                   40,024         104,062
                                                 Cougar Biotechnology, Inc. (a)                               7,500         178,725
                                                 Cubist Pharmaceuticals, Inc. (a)                            26,767         478,059
                                                 Cypress Bioscience, Inc. (a)                                17,800         126,914
                                                 Cytokinetics, Inc. (a)                                      11,900          44,149
                                                 Cytori Therapeutics, Inc. (a)                                8,700          56,376

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
----------------------------------------------------------------------------------------------------------------------------------
                                                 Discovery Laboratories, Inc. (a)(b)                         45,900   $      75,735
                                                 Dyax Corp. (a)                                              24,900          77,190
                                                 Enzon Pharmaceuticals, Inc. (a)                             21,200         150,944
                                                 Exelixis, Inc. (a)                                          49,918         249,590
                                                 Genomic Health, Inc. (a)(b)                                  6,300         120,645
                                                 Geron Corp. (a)(b)                                          36,929         127,405
                                                 Halozyme Therapeutics, Inc. (a)                             28,900         155,482
                                                 Human Genome Sciences, Inc. (a)                             65,800         342,818
                                                 Idenix Pharmaceuticals, Inc. (a)(b)                         11,900          86,513
                                                 Idera Pharmaceuticals, Inc. (a)                             10,400         151,944
                                                 Immunomedics, Inc. (a)                                      27,400          58,362
                                                 Incyte Corp. (a)                                            32,024         243,703
                                                 Integra LifeSciences Holdings Corp. (a)                      8,400         373,632
                                                 InterMune, Inc. (a)                                         15,614         204,856
                                                 Kendle International, Inc. (a)                               6,200         225,246
                                                 Kensey Nash Corp. (a)                                        3,600         115,380
                                                 Lexicon Genetics, Inc. (a)                                  42,900          68,640
                                                 Life Sciences Research, Inc. (a)                             3,600         101,664
                                                 MannKind Corp. (a)(b)                                       22,750          68,250
                                                 Marshall Edwards, Inc. (a)                                   6,400          16,448
                                                 Martek Biosciences Corp. (a)                                15,600         525,876
                                                 Maxygen, Inc. (a)                                            9,701          32,886
                                                 Medivation, Inc. (a)(b)                                     12,800         151,424
                                                 Metabolix, Inc. (a)                                          9,800          96,040
                                                 Momenta Pharmaceuticals, Inc. (a)                           10,300         126,690
                                                 Myriad Genetics, Inc. (a)                                   21,100         960,472
                                                 NPS Pharmaceuticals, Inc. (a)                               21,300          94,785
                                                 Nabi Biopharmaceuticals (a)                                 27,054         106,593
                                                 Nanosphere, Inc. (a)                                         5,500          43,230
                                                 Neurocrine Biosciences, Inc. (a)(b)                         18,200          76,258
                                                 OMRIX Biopharmaceuticals, Inc. (a)                           6,800         107,032
                                                 OSI Pharmaceuticals, Inc. (a)                               27,000       1,115,640
                                                 Opko Health, Inc. (a)                                       28,500          43,320
                                                 Orexigen Therapeutics, Inc. (a)                             10,600          83,634
                                                 Osiris Therapeutics, Inc. (a)(b)                             5,700          73,245
                                                 PDL BioPharma, Inc.                                         56,600         601,092
                                                 PharmaNet Development Group, Inc. (a)                        9,150         144,296
                                                 Progenics Pharmaceuticals, Inc. (a)                         12,800         203,136
                                                 Protalix BioTherapeutics, Inc. (a)                           4,560          12,358
                                                 RTI Biologics, Inc. (a)                                     26,500         231,875
                                                 Repligen Corp. (a)                                          13,700          64,664
                                                 Rexahn Pharmaceuticals, Inc. (a)                            12,400          40,176
                                                 Rigel Pharmaceuticals, Inc. (a)                             17,270         391,338
                                                 Sangamo Biosciences, Inc. (a)                               18,500         184,075
                                                 Savient Pharmaceuticals, Inc. (a)                           25,528         645,858
                                                 Seattle Genetics, Inc. (a)                                  29,700         251,262
                                                 Sequenom, Inc. (a)                                          22,300         355,908
                                                 Sucampo Pharmaceuticals, Inc. Class A (a)                    5,200          55,796
                                                 Synta Pharmaceuticals Corp. (a)(b)                           9,300          56,730

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
----------------------------------------------------------------------------------------------------------------------------------
                                                 Targacept, Inc. (a)                                          7,900   $      57,433
                                                 Tercica, Inc. (a)                                            8,500          75,055
                                                 Third Wave Technologies, Inc. (a)                           20,600         229,896
                                                 ViroPharma, Inc. (a)                                        33,200         367,192
                                                 Vnus Medical Technologies, Inc. (a)                          6,700         134,067
                                                 XOMA Ltd. (a)                                               62,800         106,132
                                                 ZymoGenetics, Inc. (a)(b)                                   17,700         149,034
                                                                                                                      -------------
                                                                                                                         16,954,405
----------------------------------------------------------------------------------------------------------------------------------
Building Materials - 0.6%                        Ameron International Corp.                                   4,400         527,912
                                                 LSI Industries, Inc.                                         8,512          69,117
                                                 Lumber Liquidators, Inc. (a)                                 5,100          66,300
                                                 NCI Building Systems, Inc. (a)                               9,368         344,087
                                                 Quanex Building Products Corp.                              17,610         261,685
                                                 Simpson Manufacturing Co., Inc. (b)                         17,432         413,836
                                                 Texas Industries, Inc.                                      10,905         612,098
                                                 Trex Co., Inc. (a)(b)                                        7,209          84,562
                                                 Watsco, Inc. (b)                                            10,965         458,337
                                                 Zoltek Cos., Inc. (a)(b)                                    12,900         312,825
                                                                                                                      -------------
                                                                                                                          3,150,759
----------------------------------------------------------------------------------------------------------------------------------
Building: Cement - 0.0%                          U.S. Concrete, Inc. (a)                                     16,200          77,112
----------------------------------------------------------------------------------------------------------------------------------
Building: Heating & Plumbing - 0.1%              Aaon, Inc.                                                   6,350         122,301
                                                 Interline Brands, Inc. (a)                                  16,100         256,473
                                                                                                                      -------------
                                                                                                                            378,774
----------------------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous - 0.1%                   Builders FirstSource, Inc. (a)(b)                            7,500          39,825
                                                 Comfort Systems USA, Inc.                                   19,000         255,360
                                                 Drew Industries, Inc. (a)                                    9,900         157,905
                                                 Griffon Corp. (a)                                           13,847         121,300
                                                 Orion Marine Group, Inc. (a)                                10,900         154,017
                                                                                                                      -------------
                                                                                                                            728,407
----------------------------------------------------------------------------------------------------------------------------------
Building: Roofing & Wallboard - 0.1%             Beacon Roofing Supply, Inc. (a)                             21,050         223,340
                                                 China Architectural Engineering, Inc. (a)                    9,900          96,723
                                                                                                                      -------------
                                                                                                                            320,063
----------------------------------------------------------------------------------------------------------------------------------
Cable Television Services - 0.1%                 Charter Communications, Inc. Class A (a)(b)                193,600         203,280
                                                 Crown Media Holdings, Inc. Class A (a)                       5,998          28,430
                                                 TiVo, Inc. (a)                                              49,694         306,612
                                                                                                                      -------------
                                                                                                                            538,322
----------------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling - 0.4%                        Ameristar Casinos, Inc.                                     10,500         145,110
                                                 Bally Technologies, Inc. (a)                                25,800         872,040
                                                 Churchill Downs, Inc.                                        4,232         147,570
                                                 Dover Downs Gaming & Entertainment, Inc.                     9,505          61,022
                                                 Elixir Gaming Technologies, Inc. (a)                        38,000          45,600
                                                 Isle of Capri Casinos, Inc. (a)                              7,875          37,721
                                                 Monarch Casino & Resort, Inc. (a)                            5,700          67,260
                                                 Pinnacle Entertainment, Inc. (a)                            28,494         298,902
                                                 Riviera Holdings Corp. (a)                                   4,100          41,615
                                                 Shuffle Master, Inc. (a)                                    16,700          82,498
                                                 WMS Industries, Inc. (a)                                    20,618         613,798
                                                                                                                      -------------
                                                                                                                          2,413,136
----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.9%                                 Aceto Corp.                                                 12,300   $      93,972
                                                 American Vanguard Corp.                                      7,533          92,656
                                                 Arch Chemicals, Inc.                                        12,156         402,971
                                                 Balchem Corp.                                                8,200         189,666
                                                 Cabot Microelectronics Corp. (a)                            10,800         358,020
                                                 Calgon Carbon Corp. (a)(b)                                  19,901         307,669
                                                 Cambrex Corp. (a)                                           13,385          78,570
                                                 China BAK Battery, Inc. (a)                                 13,300          62,643
                                                 EnerSys (a)                                                 12,900         441,567
                                                 Energy Conversion Devices, Inc. (a)                         19,164       1,411,237
                                                 Exide Technologies (a)                                      35,400         593,304
                                                 Hercules, Inc.                                              53,300         902,369
                                                 ICO, Inc. (a)                                               14,600          87,892
                                                 Innophos Holdings, Inc.                                      5,100         162,945
                                                 Innospec, Inc.                                              11,000         207,020
                                                 LSB Industries, Inc. (a)                                     8,700         172,260
                                                 Landec Corp. (a)                                             9,300          60,171
                                                 Medis Technologies Ltd. (a)(b)                              10,641          35,860
                                                 NL Industries, Inc.                                          3,234          30,820
                                                 NewMarket Corp.                                              6,500         430,495
                                                 OM Group, Inc. (a)                                          14,500         475,455
                                                 Penford Corp.                                                6,100          90,768
                                                 PolyOne Corp. (a)                                           42,567         296,692
                                                 Polypore International, Inc. (a)                             6,700         169,711
                                                 Quaker Chemical Corp.                                        5,300         141,298
                                                 Rockwood Holdings, Inc. (a)                                 19,700         685,560
                                                 Schulman A, Inc.                                            12,906         297,225
                                                 ShengdaTech, Inc. (a)(b)                                    12,300         122,139
                                                 Solutia, Inc. (a)                                           29,700         380,754
                                                 Stepan Co.                                                   2,955         134,807
                                                 Ultralife Batteries, Inc. (a)                                6,800          72,692
                                                 Valence Technology, Inc. (a)                                26,600         117,306
                                                 W.R. Grace & Co. (a)                                        34,000         798,660
                                                 Westlake Chemical Corp.                                      8,800         130,768
                                                 Zep, Inc.                                                    9,780         145,526
                                                                                                                      -------------
                                                                                                                         10,181,468
----------------------------------------------------------------------------------------------------------------------------------
Coal - 0.3%                                      International Coal Group, Inc. (a)(b)                       59,900         781,695
                                                 James River Coal Co. (a)                                    12,000         704,280
                                                 National Coal Corp. (a)                                     11,700         103,779
                                                 Westmoreland Coal Co. (a)                                    5,000         105,550
                                                                                                                      -------------
                                                                                                                          1,695,304
----------------------------------------------------------------------------------------------------------------------------------
Commercial Information Services - 0.2%           Arbitron, Inc.                                              12,958         615,505
                                                 HSW International, Inc. (a)                                 11,600          33,640
                                                 infoGROUP, Inc.                                             12,261          53,826
                                                 LECG Corp. (a)                                              12,100         105,754
                                                 LoopNet, Inc. (a)(b)                                        14,600         164,980
                                                                                                                      -------------
                                                                                                                            973,705
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
----------------------------------------------------------------------------------------------------------------------------------
Communications & Media - 0.1%                    Entravision Communications Corp. Class A (a)                28,800   $     115,776
                                                 Knology, Inc. (a)                                           14,100         154,959
                                                                                                                      -------------
                                                                                                                            270,735
----------------------------------------------------------------------------------------------------------------------------------
Communications Technology - 2.6%                 3Com Corp. (a)                                             194,800         412,976
                                                 Acme Packet, Inc. (a)                                       14,000         108,640
                                                 Adtran, Inc. (c)                                            26,400         629,376
                                                 Anaren, Inc. (a)                                             7,022          74,222
                                                 Anixter International, Inc. (a)                             14,172         843,092
                                                 Aruba Networks, Inc. (a)                                    26,500         138,595
                                                 Atheros Communications, Inc. (a)                            28,000         840,000
                                                 Avanex Corp. (a)(b)                                         79,800          90,174
                                                 Avocent Corp. (a)                                           21,250         395,250
                                                 Bel Fuse, Inc.                                               5,559         137,363
                                                 BigBand Networks, Inc. (a)                                  17,200          81,356
                                                 Black Box Corp.                                              8,288         225,351
                                                 CPI International, Inc. (a)                                  3,700          45,510
                                                 CSG Systems International, Inc. (a)                         18,200         200,564
                                                 Cbeyond Communications, Inc. (a)                            11,900         190,638
                                                 Cogent Communications Group, Inc. (a)                       23,200         310,880
                                                 Cogo Group, Inc. (a)                                        13,100         119,341
                                                 Comtech Telecommunications Corp. (a)                        11,525         564,725
                                                 Digi International, Inc. (a)                                11,700          91,845
                                                 EMS Technologies, Inc. (a)                                   7,200         157,248
                                                 Echelon Corp. (a)(b)                                        14,113         153,832
                                                 Entrust, Inc. (a)                                           32,000          94,080
                                                 Extreme Networks, Inc. (a)                                  55,200         156,768
                                                 Finisar Corp. (a)(b)                                       153,000         182,070
                                                 Foundry Networks, Inc. (a)                                  68,800         813,216
                                                 GeoEye, Inc. (a)                                             8,500         150,535
                                                 Globecomm Systems, Inc. (a)                                 10,000          82,600
                                                 Harmonic, Inc. (a)                                          45,496         432,667
                                                 Harris Stratex Networks, Inc. Class A (a)                   10,250          97,273
                                                 Hughes Communications, Inc. (a)                              3,000         147,270
                                                 Infinera Corp. (a)                                          43,700         385,434
                                                 InterDigital, Inc. (a)(b)                                   21,500         522,880
                                                 InterVoice, Inc. (a)                                        17,900         102,030
                                                 Ixia (a)                                                    17,329         120,437
                                                 j2 Global Communications, Inc. (a)                          21,100         485,300
                                                 Loral Space & Communications Ltd. (a)                        4,400          77,528
                                                 NETGEAR, Inc. (a)                                           16,200         224,532
                                                 Nextwave Wireless, Inc. (a)(b)                              25,000         101,000
                                                 Novatel Wireless, Inc. (a)                                  15,000         166,950
                                                 Oplink Communications, Inc. (a)                              9,702          93,139
                                                 Optium Corp. (a)                                             6,500          47,320
                                                 SeaChange International, Inc. (a)                           13,800          98,808
                                                 Secure Computing Corp. (a)                                  25,138         104,071
                                                 Shoretel, Inc. (a)                                          22,400          99,008
                                                 Sonus Networks, Inc. (a)(b)                                 97,900         334,818
                                                 Standard Microsystems Corp. (a)                             10,710         290,777

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
----------------------------------------------------------------------------------------------------------------------------------
                                                 Starent Networks Corp. (a)                                  13,800   $     173,604
                                                 Switch and Data Facilities Co., Inc. (a)                    10,300         174,997
                                                 Sycamore Networks, Inc. (a)                                 94,500         304,290
                                                 Syniverse Holdings, Inc. (a)                                24,100         390,420
                                                 TIBCO Software, Inc. (a)                                    88,500         677,025
                                                 Tekelec (a)                                                 30,600         450,126
                                                 Terremark Worldwide, Inc. (a)(b)                            22,230         121,376
                                                 UTStarcom, Inc. (a)(b)                                      54,000         295,380
                                                 Viasat, Inc. (a)                                            12,501         252,645
                                                 Vonage Holdings Corp. (a)(b)                                24,300          40,338
                                                                                                                      -------------
                                                                                                                         14,101,690
----------------------------------------------------------------------------------------------------------------------------------
Computer Services Software &                     3PAR, Inc. (a)                                              14,000         109,760
Systems - 5.4%                                   ACI Worldwide, Inc. (a)                                     16,285         286,453
                                                 Actuate Corp. (a)                                           28,000         109,480
                                                 Acxiom Corp.                                                28,800         330,912
                                                 American Reprographics Co. (a)                              17,900         298,035
                                                 American Software Class A                                   12,300          69,372
                                                 Ansoft Corp. (a)                                             7,000         254,800
                                                 ArcSight, Inc. (a)                                           1,300          11,440
                                                 Ariba, Inc. (a)                                             40,080         589,577
                                                 Art Technology Group, Inc. (a)                              60,700         194,240
                                                 AsiaInfo Holdings, Inc. (a)                                 15,200         179,664
                                                 BearingPoint, Inc. (a)                                      99,500          80,595
                                                 Blackbaud, Inc.                                             21,826         467,076
                                                 Blackboard, Inc. (a)                                        14,700         561,981
                                                 Blue Coat Systems, Inc. (a)                                 15,700         221,527
                                                 Bottomline Technologies, Inc. (a)                           10,100          98,273
                                                 CACI International, Inc. Class A (a)                        14,200         649,934
                                                 CMGI, Inc. (a)                                              23,280         246,768
                                                 COMSYS IT Partners, Inc. (a)                                 6,900          62,928
                                                 Callidus Software Inc. (a)                                  13,400          67,000
                                                 China Fire & Security Group, Inc. (a)                        6,100          49,044
                                                 China Information Security Technology, Inc. (a)             10,000          56,600
                                                 Chordiant Software, Inc. (a)                                14,240          71,200
                                                 Ciber, Inc. (a)                                             25,402         157,746
                                                 ComScore, Inc. (a)                                           9,000         196,380
                                                 CommVault Systems, Inc. (a)                                 20,800         346,112
                                                 Compellent Technologies, Inc. (a)                            7,400          83,916
                                                 Comverge, Inc. (a)                                          11,100         155,178
                                                 Concur Technologies, Inc. (a)(b)                            20,300         674,569
                                                 Constant Contact, Inc. (a)                                  10,200         192,270
                                                 DealerTrack Holdings, Inc. (a)                              20,800         293,488
                                                 Delrek, Inc. (a)                                             4,100          31,078
                                                 DemandTec, Inc. (a)                                         10,400          78,104
                                                 Digimarc Corp. (a)                                           9,300         131,688
                                                 Digital River, Inc. (a)                                     17,500         675,150
                                                 DivX, Inc. (a)                                              11,000          80,740
                                                 Double-Take Software, Inc. (a)                               8,800         120,912
                                                 EPIQ Systems, Inc. (a)                                      17,617         250,161

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
----------------------------------------------------------------------------------------------------------------------------------
                                                 Ebix, Inc. (a)                                               1,000   $      77,720
                                                 Electronics for Imaging, Inc. (a)                           25,339         369,949
                                                 Ener1, Inc. (a)                                             18,400         136,528
                                                 Epicor Software Corp. (a)                                   28,200         194,862
                                                 Gartner, Inc. Class A (a)                                   27,579         571,437
                                                 Guidance Software, Inc. (a)                                  5,300          50,615
                                                 The Hackett Group, Inc. (a)                                 21,200         121,688
                                                 i2 Technologies, Inc. (a)                                    7,300          90,739
                                                 iGate Corp. (a)                                              8,000          65,040
                                                 Informatica Corp. (a)                                       41,700         627,168
                                                 Integral Systems, Inc.                                       3,991         154,452
                                                 Interactive Intelligence, Inc. (a)                           6,200          72,168
                                                 Internet Brands, Inc. Class A (a)                           11,900          78,897
                                                 Internet Capital Group, Inc. (a)                            17,700         136,821
                                                 Interwoven, Inc. (a)                                        22,325         268,123
                                                 JDA Software Group, Inc. (a)                                12,208         220,965
                                                 Kenexa Corp. (a)                                            10,700         201,588
                                                 Keynote Systems, Inc. (a)                                    6,600          85,008
                                                 Lawson Software, Inc. (a)                                   59,100         429,657
                                                 Limelight Networks, Inc. (a)                                 9,200          35,144
                                                 MSC Software Corp. (a)                                      20,800         228,384
                                                 Macrovision Solutions Corp. (a)                             38,808         580,568
                                                 Magma Design Automation, Inc. (a)                           19,900         120,793
                                                 Manhattan Associates, Inc. (a)                              11,739         278,566
                                                 Mantech International Corp. Class A (a)                      9,600         461,952
                                                 Mentor Graphics Corp. (a)                                   42,700         674,660
                                                 Mercadolibre, Inc. (a)                                      12,000         413,880
                                                 Mercury Computer Systems, Inc. (a)                          10,756          80,993
                                                 MicroStrategy, Inc. Class A (a)                              4,400         284,900
                                                 Micros Systems, Inc. (a)                                    38,496       1,173,743
                                                 Monotype Imaging Holdings, Inc. (a)                          7,900          96,222
                                                 Ness Technologies, Inc. (a)                                 19,700         199,364
                                                 NetScout Systems, Inc. (a)                                  14,800         158,064
                                                 NetSuite, Inc. (a)(b)                                        2,500          51,175
                                                 Netezza Corp. (a)                                           19,500         223,860
                                                 Omniture, Inc. (a)                                          29,402         545,995
                                                 OpenTV Corp. (a)                                            41,200          53,972
                                                 Opnet Technologies, Inc. (a)                                 7,400          66,600
                                                 PC-Tel, Inc.                                                10,900         104,531
                                                 PROS Holdings, Inc. (a)                                      6,800          76,364
                                                 Parametric Technology Corp. (a)                             54,360         906,181
                                                 Pegasystems, Inc.                                            5,200          69,992
                                                 Progress Software Corp. (a)                                 19,708         503,934
                                                 QAD, Inc.                                                    3,400          23,018
                                                 Quest Software, Inc. (a)                                    34,000         503,540
                                                 RealNetworks, Inc. (a)                                      42,900         283,140
                                                 RightNow Technologies, Inc. (a)                             13,800         188,646
                                                 SAVVIS, Inc. (a)(b)                                         18,480         238,392
                                                 SI International, Inc. (a)                                   6,200         129,828

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
----------------------------------------------------------------------------------------------------------------------------------
                                                 SPSS, Inc. (a)                                               8,489   $     308,745
                                                 SRA International, Inc. Class A (a)                         19,900         446,954
                                                 SYKES Enterprises, Inc. (a)                                 15,561         293,480
                                                 SYNNEX Corp. (a)                                             8,700         218,283
                                                 Sapient Corp. (a)                                           42,992         276,009
                                                 Sigma Designs, Inc. (a)(b)                                  12,700         176,403
                                                 Smith Micro Software, Inc. (a)                              13,900          79,230
                                                 Solera Holdings, Inc. (a)                                   24,400         674,904
                                                 SonicWALL, Inc. (a)                                         27,941         180,219
                                                 Sourcefire, Inc. (a)                                        10,300          79,619
                                                 Stanley, Inc. (a)                                            3,800         127,376
                                                 SuccessFactors, Inc. (a)                                    11,600         127,020
                                                 SupportSoft, Inc. (a)                                       24,600          79,950
                                                 Sybase, Inc. (a)                                            37,400       1,100,308
                                                 Synchronoss Technologies, Inc. (a)                          11,300         102,039
                                                 Syntel, Inc.                                                 5,883         198,375
                                                 Taleo Corp. Class A (a)                                     11,200         219,408
                                                 TechTarget, Inc. (a)                                         7,400          78,144
                                                 TeleCommunication Systems, Inc. Class A (a)                 15,000          69,450
                                                 The TriZetto Group, Inc. (a)                                20,508         438,461
                                                 Tyler Technologies, Inc. (a)                                18,000         244,260
                                                 Ultimate Software Group, Inc. (a)                           12,000         427,560
                                                 Unica Corp. (a)                                              4,600          36,984
                                                 VASCO Data Security International, Inc. (a)                 12,800         134,784
                                                 VeriFone Holdings, Inc. (a)                                 32,300         385,985
                                                 Vignette Corp. (a)                                          12,280         147,360
                                                 Virtusa Corp. (a)                                            5,000          50,650
                                                 Websense, Inc. (a)                                          22,002         370,514
                                                 Website Pros, Inc. (a)                                      14,300         119,119
                                                 Wind River Systems, Inc. (a)                                34,900         380,061
                                                 Zoran Corp. (a)                                             25,308         296,104
                                                                                                                      -------------
                                                                                                                         29,111,735
----------------------------------------------------------------------------------------------------------------------------------
Computer Technology - 1.0%                       Adaptec, Inc. (a)                                           55,400         177,280
                                                 Advanced Analogic Technologies, Inc. (a)                    23,400          96,642
                                                 Cray, Inc. (a)                                              15,300          70,992
                                                 Data Domain, Inc. (a)(b)                                    15,500         361,615
                                                 Emulex Corp. (a)                                            39,600         461,340
                                                 FalconStor Software, Inc. (a)                               19,209         136,000
                                                 Hutchinson Technology, Inc. (a)                             11,917         160,164
                                                 Imation Corp.                                               14,200         325,464
                                                 Immersion Corp. (a)                                         14,100          96,021
                                                 Intermec, Inc. (a)                                          29,009         611,510
                                                 Isilon Systems, Inc. (a)                                    13,700          60,828
                                                 NCI, Inc. Class A (a)                                        3,500          80,080
                                                 Palm, Inc. (b)                                              52,188         281,293
                                                 Perot Systems Corp. Class A (a)                             40,700         610,907
                                                 Phoenix Technologies Ltd. (a)                               14,000         154,000
                                                 Quantum Corp. (a)                                           85,900         115,965
                                                 Rackable Systems, Inc. (a)(b)                               14,100         188,940

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
----------------------------------------------------------------------------------------------------------------------------------
                                                 Radiant Systems, Inc. (a)                                   12,200   $     130,906
                                                 Radisys Corp. (a)                                           10,642          96,417
                                                 Rimage Corp. (a)                                             4,600          56,994
                                                 Riverbed Technology, Inc. (a)                               26,500         363,580
                                                 STEC, Inc. (a)                                              14,600         149,942
                                                 Safeguard Scientifics, Inc. (a)                             45,100          55,924
                                                 Stratasys, Inc. (a)                                          9,800         180,908
                                                 Synaptics, Inc. (a)                                         10,900         411,257
                                                 Trident Microsystems, Inc. (a)                              29,000         105,850
                                                                                                                      -------------
                                                                                                                          5,540,819
----------------------------------------------------------------------------------------------------------------------------------
Construction - 0.4%                              Brookfield Homes Corp. (b)                                   4,551          55,886
                                                 EMCOR Group, Inc. (a)                                       31,972         912,161
                                                 Granite Construction, Inc.                                  15,271         481,495
                                                 Great Lakes Dredge & Dock Corp.                             20,400         124,644
                                                 Perini Corp. (a)                                            13,100         432,955
                                                 Sterling Construction Co., Inc. (a)                          5,900         117,174
                                                                                                                      -------------
                                                                                                                          2,124,315
----------------------------------------------------------------------------------------------------------------------------------
Consumer Electronics - 0.7%                      DTS, Inc. (a)                                                8,400         263,088
                                                 EarthLink, Inc. (a)                                         53,000         458,450
                                                 InfoSpace, Inc.                                             16,300         135,779
                                                 Internap Network Services Corp. (a)                         23,890         111,805
                                                 Midway Games, Inc. (a)(b)                                    9,674          21,283
                                                 NIC, Inc.                                                   16,700         114,061
                                                 NetFlix, Inc. (a)(b)                                        19,100         497,937
                                                 ParkerVision, Inc. (a)                                      11,800         117,174
                                                 Protection One, Inc. (a)(b)                                  1,200          10,080
                                                 THQ, Inc. (a)                                               31,637         640,966
                                                 Take-Two Interactive Software, Inc. (a)(b)                  36,300         928,191
                                                 United Online, Inc.                                         33,550         336,507
                                                 Universal Electronics, Inc. (a)                              7,586         158,547
                                                                                                                      -------------
                                                                                                                          3,793,868
----------------------------------------------------------------------------------------------------------------------------------
Consumer Products - 0.5%                         American Greetings Corp. Class A                            23,900         294,926
                                                 Blyth, Inc.                                                 11,600         139,548
                                                 CSS Industries, Inc.                                         3,691          89,396
                                                 Citi Trends, Inc. (a)                                        6,800         154,088
                                                 Mannatech, Inc. (b)                                          7,600          41,344
                                                 Matthews International Corp. Class A                        14,673         664,100
                                                 Nautilus, Inc.                                              14,063          71,440
                                                 RC2 Corp. (a)                                                8,513         158,001
                                                 Smith & Wesson Holding Corp. (a)(b)                         14,500          75,545
                                                 Spectrum Brands, Inc. (a)(b)                                18,400          46,920
                                                 Tupperware Corp.                                            29,274       1,001,756
                                                 USANA Health Sciences, Inc. (a)(b)                           3,900         104,793
                                                                                                                      -------------
                                                                                                                          2,841,857
----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Metals &                 Bway Holding Co. (a)                                         3,000          25,830
Glass - 0.2%                                     Mobile Mini, Inc. (a)                                       16,442         328,840
                                                 Silgan Holdings, Inc.                                       11,900         603,806
                                                                                                                      -------------
                                                                                                                            958,476
----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging:                          AEP Industries, Inc. (a)                                     2,500   $      43,425
Paper & Plastic - 0.1%                           Graphic Packaging Holding Co. (a)                           66,200         133,724
                                                 Myers Industries, Inc.                                      13,452         109,634
                                                                                                                      -------------
                                                                                                                            286,783
----------------------------------------------------------------------------------------------------------------------------------
Copper - 0.1%                                    Mueller Industries, Inc.                                    17,582         566,140
----------------------------------------------------------------------------------------------------------------------------------
Cosmetics - 0.2%                                 Elizabeth Arden, Inc. (a)                                   11,593         175,982
                                                 Helen of Troy Ltd. (a)                                      15,000         241,800
                                                 Inter Parfums, Inc.                                          6,150          92,250
                                                 Nu Skin Enterprises, Inc. Class A                           23,526         351,008
                                                 Ulta Salon Cosmetics & Fragrance, Inc. (a)                  10,500         118,020
                                                                                                                      -------------
                                                                                                                            979,060
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.5%            BGC Partners, Inc. (a)                                       3,523          26,599
                                                 Broadpoint Securities Group, Inc. (a)                        9,100          18,200
                                                 Cardtronics, Inc. (a)                                        3,800          33,706
                                                 China Direct, Inc. (a)                                       2,600          19,084
                                                 Clayton Holdings, Inc. (a)                                   2,700          16,119
                                                 Doral Financial Corp. (a)                                    3,200          43,328
                                                 Duff & Phelps Corp. (a)                                      4,400          72,864
                                                 Euronet Worldwide, Inc. (a)                                 22,950         387,855
                                                 Evercore Partners, Inc. Class A                              4,700          44,650
                                                 F.N.B. Corp.                                                40,397         475,877
                                                 FCStone Group, Inc. (a)                                     10,700         298,851
                                                 Greenhill & Co., Inc. (b)                                    8,000         430,880
                                                 Huron Consulting Group, Inc. (a)                             9,100         412,594
                                                 Interactive Brokers Group, Inc. Class A (a)                 19,100         613,683
                                                 Oritani Financial Corp. (a)                                  4,900          78,400
                                                                                                                      -------------
                                                                                                                          2,972,690
----------------------------------------------------------------------------------------------------------------------------------
Diversified Materials & Processing - 1.0%        Acuity Brands, Inc.                                         19,160         921,213
                                                 Barnes Group, Inc.                                          22,514         519,848
                                                 Brady Corp.                                                 23,694         818,154
                                                 Clarcor, Inc.                                               23,810         835,731
                                                 Hexcel Corp. (a)                                            45,262         873,557
                                                 Koppers Holdings, Inc.                                      10,100         422,887
                                                 Olin Corp.                                                  35,214         921,903
                                                 Tredegar Corp.                                              11,445         168,242
                                                                                                                      -------------
                                                                                                                          5,481,535
----------------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains - 0.6%               Arden Group, Inc. Class A                                      332          42,078
                                                 Casey's General Stores, Inc.                                24,607         570,144
                                                 The Great Atlantic & Pacific Tea Co., Inc. (a)              16,527         377,146
                                                 Ingles Markets, Inc. Class A                                 5,964         139,140
                                                 Longs Drug Stores Corp.                                     14,683         618,301
                                                 Nash Finch Co.                                               6,177         211,686
                                                 Ruddick Corp.                                               19,769         678,274
                                                 Spartan Stores, Inc.                                         9,900         227,700
                                                 Susser Holdings Corp. (a)                                    4,500          43,560
                                                 Village Super Market, Inc. Class A                             900          34,722
                                                 Weis Markets, Inc.                                           5,200         168,844
                                                 Winn-Dixie Stores, Inc. (a)                                 26,300         421,326
                                                                                                                      -------------
                                                                                                                          3,532,921
----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
----------------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals - 2.4%                   Acura Pharmaceuticals, Inc. (a)                              4,900   $      38,808
                                                 Adolor Corp. (a)                                            23,600         129,328
                                                 Affymax, Inc. (a)                                            5,500          87,505
                                                 Akorn, Inc. (a)                                             23,300          77,123
                                                 Alexza Pharmaceuticals, Inc. (a)                             9,700          38,218
                                                 Alkermes, Inc. (a)(c)                                       45,300         559,908
                                                 Alpharma, Inc. Class A (a)                                  21,525         484,958
                                                 Ardea Biosciences, Inc. (a)                                  4,700          60,254
                                                 Auxilium Pharmaceuticals, Inc. (a)                          19,400         652,228
                                                 BMP Sunstone Corp. (a)(b)                                   11,000          62,700
                                                 Bentley Pharmaceuticals, Inc. (a)                            8,900         143,735
                                                 BioForm Medical, Inc. (a)                                    9,800          39,592
                                                 CV Therapeutics, Inc. (a)                                   28,800         237,024
                                                 Cadence Pharmaceuticals, Inc. (a)                            9,600          58,464
                                                 Caraco Pharmaceutical Laboratories Ltd. (a)                  3,700          48,840
                                                 Chattem, Inc. (a)                                            8,200         533,410
                                                 China Sky One Medical, Inc. (a)                              3,100          34,503
                                                 Columbia Laboratories, Inc. (a)                             20,800          68,640
                                                 Dendreon Corp. (a)(b)                                       44,200         196,690
                                                 Depomed, Inc. (a)                                           21,400          68,694
                                                 Durect Corp. (a)                                            35,100         128,817
                                                 Emergent Biosolutions, Inc. (a)                              7,300          72,489
                                                 Enzo Biochem, Inc. (a)                                      14,295         160,390
                                                 GTx, Inc. (a)(b)                                             7,900         113,365
                                                 ImmunoGen, Inc. (a)                                         18,700          57,222
                                                 Indevus Pharmaceuticals, Inc. (a)                           28,200          44,274
                                                 Inspire Pharmaceuticals, Inc. (a)                           22,100          94,588
                                                 Isis Pharmaceuticals, Inc. (a)(b)                           42,789         583,214
                                                 Javelin Pharmaceuticals, Inc. (a)                           23,300          54,056
                                                 Jazz Pharmaceuticals, Inc. (a)(b)                            3,100          22,971
                                                 K-V Pharmaceutical Co. Class A (a)                          15,900         307,347
                                                 Ligand Pharmaceuticals, Inc. Class B (a)                    35,300          91,780
                                                 MAP Pharmaceuticals, Inc. (a)                                2,200          22,726
                                                 Medarex, Inc. (a)                                           59,800         395,278
                                                 Medicines Co. (a)                                           25,227         499,999
                                                 Medicis Pharmaceutical Corp. Class A                        26,500         550,670
                                                 MiddleBrook Pharmaceuticals, Inc. (a)                       19,500          65,910
                                                 Molecular Insight Pharmaceuticals, Inc. (a)                  7,700          42,427
                                                 Nektar Therapeutics (a)                                     43,900         147,065
                                                 Novavax, Inc. (a)                                           22,600          56,274
                                                 Noven Pharmaceuticals, Inc. (a)                             11,831         126,473
                                                 Obagi Medical Products, Inc. (a)                             9,300          79,515
                                                 Onyx Pharmaceuticals, Inc. (a)                              26,220         933,432
                                                 Optimer Pharmaceuticals, Inc. (a)                           10,900          88,399
                                                 Pain Therapeutics, Inc. (a)(b)                              16,600         131,140
                                                 Par Pharmaceutical Cos., Inc. (a)                           16,400         266,172
                                                 Pharmasset, Inc. (a)                                         7,900         149,152
                                                 Pozen, Inc. (a)(b)                                          11,900         129,472
                                                 Questcor Pharmaceuticals, Inc. (a)                          24,600         114,144

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
----------------------------------------------------------------------------------------------------------------------------------
                                                 Quidel Corp. (a)                                            13,100   $     216,412
                                                 Regeneron Pharmaceuticals, Inc. (a)                         28,619         413,258
                                                 Salix Pharmaceuticals Ltd. (a)                              22,700         159,581
                                                 Sciele Pharma, Inc. (b)                                     16,600         321,210
                                                 Theravance, Inc. (a)                                        25,400         301,498
                                                 United Therapeutics Corp. (a)                               10,646       1,040,647
                                                 Valeant Pharmaceuticals International (a)(b)                32,500         556,075
                                                 Vivus, Inc. (a)(b)                                          27,000         180,360
                                                 Xenoport, Inc. (a)                                          11,800         460,554
                                                                                                                      -------------
                                                                                                                         12,798,978
----------------------------------------------------------------------------------------------------------------------------------
Education Services - 0.3%                        American Public Education, Inc. (a)                          5,500         214,720
                                                 Capella Education Co. (a)                                    6,700         399,655
                                                 Corinthian Colleges, Inc. (a)                               40,400         469,044
                                                 K12, Inc. (a)                                                2,300          49,289
                                                 Learning Tree International, Inc. (a)                        4,800          82,080
                                                 Lincoln Educational Services Corp. (a)                         300           3,489
                                                 The Princeton Review, Inc. (a)                               7,700          52,052
                                                 Renaissance Learning, Inc.                                   2,449          27,453
                                                 Thinkorswim Group, Inc. (a)                                 24,740         174,417
                                                 Universal Technical Institute, Inc. (a)                     10,000         124,600
                                                                                                                      -------------
                                                                                                                          1,596,799
----------------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics - 0.4%                  Benchmark Electronics, Inc. (a)                             31,729         518,452
                                                 Coleman Cable, Inc. (a)                                      3,800          39,216
                                                 OSI Systems, Inc. (a)                                        7,000         149,940
                                                 Plexus Corp. (a)                                            20,298         561,849
                                                 Power Integrations, Inc. (a)                                15,000         474,150
                                                 TTM Technologies, Inc. (a)                                  20,300         268,163
                                                 Universal Display Corp. (a)(b)                              12,507         154,086
                                                                                                                      -------------
                                                                                                                          2,165,856
----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment &                           A.O. Smith Corp.                                             9,481         311,261
Components - 0.9%                                AZZ Inc. (a)                                                 5,300         211,470
                                                 American Superconductor Corp. (a)(b)                        19,800         709,830
                                                 Axsys Technologies, Inc. (a)                                 4,400         228,976
                                                 Baldor Electric Co.                                         21,701         759,101
                                                 CTS Corp.                                                   15,868         159,473
                                                 Cohu, Inc.                                                  10,918         160,276
                                                 Franklin Electric Co., Inc. (b)                             11,160         432,785
                                                 Littelfuse, Inc. (a)                                        10,160         320,548
                                                 MKS Instruments, Inc. (a)                                   23,400         512,460
                                                 Orion Energy Systems, Inc. (a)                               2,600          26,000
                                                 Powell Industries, Inc. (a)                                  3,531         177,998
                                                 Power-One, Inc. (a)(b)                                      35,400          66,906
                                                 Sonic Solutions, Inc. (a)                                   10,500          62,580
                                                 Taser International, Inc. (a)(b)                            29,700         147,312
                                                 Technitrol, Inc.                                            18,161         308,555
                                                 Triumph Group, Inc.                                          8,079         380,521
                                                                                                                      -------------
                                                                                                                          4,976,052
----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
----------------------------------------------------------------------------------------------------------------------------------
Electrical: Household Appliance - 0.0%           National Presto Industries, Inc.                             2,150   $     137,987
                                                 Rex Stores Corp. (a)                                         5,100          58,905
                                                                                                                      -------------
                                                                                                                            196,892
----------------------------------------------------------------------------------------------------------------------------------
Electronics - 0.5%                               Agilysys, Inc.                                              10,963         124,320
                                                 Avid Technology, Inc. (a)(b)                                14,600         248,054
                                                 Daktronics, Inc. (c)                                        15,998         322,680
                                                 II-VI, Inc. (a)                                             11,472         400,602
                                                 Kopin Corp. (a)                                             35,800         102,746
                                                 MRV Communications, Inc. (a)                                60,666          72,193
                                                 Methode Electronics, Inc.                                   18,080         188,936
                                                 Multi-Fineline Electronix, Inc. (a)                          3,600          99,612
                                                 Park Electrochemical Corp.                                   9,649         234,567
                                                 Sanmina-SCI Corp. (a)                                      259,600         332,288
                                                 Semtech Corp. (a)                                           28,500         400,995
                                                 Supertex, Inc. (a)                                           5,267         122,932
                                                                                                                      -------------
                                                                                                                          2,649,925
----------------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments, Gauges &               Faro Technologies, Inc. (a)                                  7,500         188,775
Meters - 0.1%                                    Measurement Specialties, Inc. (a)                            6,600         116,094
                                                 OYO Geospace Corp. (a)                                       1,900         111,986
                                                 Zygo Corp. (a)                                               7,200          70,776
                                                                                                                      -------------
                                                                                                                            487,631
----------------------------------------------------------------------------------------------------------------------------------
Electronics: Medical Systems - 1.0%              Accuray, Inc. (a)                                           18,200         132,678
                                                 Affymetrix, Inc. (a)                                        33,800         347,802
                                                 Analogic Corp.                                               6,572         414,496
                                                 Bruker BioSciences Corp. (a)                                23,087         296,668
                                                 Cynosure, Inc. Class A (a)                                   3,800          75,316
                                                 Datascope Corp.                                              6,470         304,090
                                                 eResearch Technology, Inc. (a)                              21,050         367,112
                                                 Greatbatch, Inc. (a)                                        10,900         188,570
                                                 Haemonetics Corp. (a)                                       12,172         675,059
                                                 Luminex Corp. (a)(b)                                        17,951         368,893
                                                 Masimo Corp. (a)                                            21,800         748,830
                                                 Natus Medical, Inc. (a)                                     13,600         284,784
                                                 NxStage Medical, Inc. (a)                                    9,700          37,248
                                                 Quality Systems, Inc. (b)                                    8,300         243,024
                                                 Sirona Dental Systems, Inc. (a)(b)                           8,000         207,360
                                                 Somanetics Corp. (a)                                         5,900         125,080
                                                 Tomotherapy, Inc. (a)                                       20,800         185,744
                                                 Zoll Medical Corp. (a)                                      10,222         344,175
                                                                                                                      -------------
                                                                                                                          5,346,929
----------------------------------------------------------------------------------------------------------------------------------
Electronics: Other - 0.0%                        ICx Technologies, Inc. (a)                                   7,000          51,100
----------------------------------------------------------------------------------------------------------------------------------
Electronics: Semi-Conductors/                    Actel Corp. (a)                                             12,016         202,469
Components - 1.9%                                Advanced Battery Technologies, Inc. (a)                     20,300         117,131
                                                 Amkor Technology, Inc. (a)(c)                               51,200         532,992
                                                 Anadigics, Inc. (a)(b)                                      29,700         292,545
                                                 Applied Micro Circuits Corp. (a)                            30,700         262,792
                                                 AuthenTec, Inc. (a)                                         12,800         133,376
                                                 Bookham, Inc. (a)                                           45,400          76,726
                                                 Cavium Networks, Inc. (a)                                   14,200         298,200

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
----------------------------------------------------------------------------------------------------------------------------------
                                                 Ceva, Inc. (a)                                              10,700   $      85,279
                                                 Cirrus Logic, Inc. (a)                                      31,500         175,140
                                                 DSP Group, Inc. (a)                                         12,683          88,781
                                                 Diodes, Inc. (a)                                            13,612         376,236
                                                 Entropic Communications, Inc. (a)                              700           3,325
                                                 Exar Corp. (a)                                              19,027         143,464
                                                 Excel Technology, Inc. (a)                                   5,373         119,925
                                                 Formfactor, Inc. (a)                                        23,600         434,948
                                                 Hittite Microwave Corp. (a)                                  9,100         324,142
                                                 IPG Photonics Corp. (a)                                      9,700         182,457
                                                 IXYS Corp. (a)                                              11,493         137,226
                                                 Lattice Semiconductor Corp. (a)                             53,400         167,142
                                                 MIPS Technologies, Inc. (a)                                 20,500          76,875
                                                 Micrel, Inc.                                                25,200         230,580
                                                 Microsemi Corp. (a)                                         37,090         933,926
                                                 Microtune, Inc. (a)                                         21,100          73,006
                                                 Monolithic Power Systems, Inc. (a)                          12,800         276,736
                                                 NVE Corp. (a)                                                2,500          78,975
                                                 Netlogic Microsystems, Inc. (a)(b)                           8,400         278,880
                                                 Omnivision Technologies, Inc. (a)                           24,800         299,832
                                                 PLX Technology, Inc. (a)                                    13,400         102,242
                                                 PMC-Sierra, Inc. (a)                                       103,100         788,715
                                                 Pericom Semiconductor Corp. (a)                             11,593         172,040
                                                 RF Micro Devices, Inc. (a)                                 124,884         362,164
                                                 Rubicon Technology, Inc. (a)                                 6,700         136,144
                                                 SiRF Technology Holdings, Inc. (a)                          28,100         121,392
                                                 Silicon Image, Inc. (a)                                     37,076         268,801
                                                 Silicon Storage Technology, Inc. (a)                        39,658         109,853
                                                 Skyworks Solutions, Inc. (a)                                76,733         757,355
                                                 Spansion LLC Class A (a)                                    63,900         143,775
                                                 Techwell, Inc. (a)                                           6,500          80,080
                                                 Tessera Technologies, Inc. (a)                              23,400         383,058
                                                 Transmeta Corp. (a)                                          5,400          74,574
                                                 TriQuint Semiconductor, Inc. (a)                            69,536         421,388
                                                 Volterra Semiconductor Corp. (a)                            12,600         217,476
                                                                                                                      -------------
                                                                                                                         10,542,163
----------------------------------------------------------------------------------------------------------------------------------
Electronics: Technology - 0.6%                   3D Systems Corp. (a)(b)                                      8,200          77,900
                                                 American Science & Engineering, Inc.                         4,300         221,579
                                                 Checkpoint Systems, Inc. (a)                                19,323         403,464
                                                 China Security & Surveillance Technology, Inc. (a)          12,500         168,500
                                                 Cogent, Inc. (a)                                            19,500         221,715
                                                 Coherent, Inc. (a)                                          11,700         349,713
                                                 Cubic Corp.                                                  6,452         143,750
                                                 Eagle Test Systems, Inc. (a)                                 6,000          67,200
                                                 Gerber Scientific, Inc. (a)                                 11,000         125,180
                                                 Herley Industries, Inc. (a)                                  7,100          94,288
                                                 ION Geophysical Corp. (a)                                   39,846         695,313
                                                 Kemet Corp. (a)                                             39,900         129,276
                                                 LaBarge, Inc. (a)                                            5,400          70,200

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
----------------------------------------------------------------------------------------------------------------------------------
                                                 Maxwell Technologies, Inc. (a)                               9,500   $     100,890
                                                 ScanSource, Inc. (a)                                        12,800         342,528
                                                 Smart Modular Technologies WWH, Inc. (a)                    19,700          75,451
                                                 Super Micro Computer, Inc. (a)                              11,700          86,346
                                                                                                                      -------------
                                                                                                                          3,373,293
----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.1%               Capstone Turbine Corp. (a)                                  71,700         300,423
                                                 Plug Power, Inc. (a)                                        41,600          97,760
                                                 PowerSecure International, Inc. (a)                          7,300          52,998
                                                                                                                      -------------
                                                                                                                            451,181
----------------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous - 1.2%                      Akeena Solar, Inc. (a)                                       9,000          50,310
                                                 Alon USA Energy, Inc. (b)                                    5,100          60,996
                                                 Approach Resources, Inc. (a)                                 3,500          93,765
                                                 Aventine Renewable Energy Holdings, Inc. (a)(b)             13,940          61,336
                                                 CVR Energy, Inc. (a)                                        10,700         205,975
                                                 Clean Energy Fuels Corp. (a)(b)                             11,400         130,986
                                                 Concho Resources, Inc. (a)                                  23,600         880,280
                                                 Crosstex Energy, Inc. (b)                                   18,900         655,074
                                                 Dawson Geophysical Co. (a)                                   3,700         220,002
                                                 EnerNOC, Inc. (a)(b)                                         5,100          91,545
                                                 Evergreen Energy, Inc. (a)(b)                               36,900          64,206
                                                 Evergreen Solar, Inc. (a)                                   49,700         481,593
                                                 FuelCell Energy, Inc. (a)(b)                                33,726         239,455
                                                 GeoMet, Inc. (a)                                             6,300          59,724
                                                 GreenHunter Energy, Inc. (a)                                 2,500          34,150
                                                 Matrix Service Co. (a)                                      12,300         283,638
                                                 Ormat Technologies, Inc.                                     8,400         413,112
                                                 Pacific Ethanol, Inc. (a)                                   17,300          31,140
                                                 Penn Virginia Corp.                                         19,616       1,479,439
                                                 Rentech, Inc. (a)                                           75,000         142,500
                                                 Teekay Tankers Ltd. Class A                                  5,600         129,976
                                                 US Geothermal, Inc. (a)                                     27,300          80,262
                                                 USEC, Inc. (a)(b)                                           54,259         329,895
                                                                                                                      -------------
                                                                                                                          6,219,359
----------------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting                        Clean Harbors, Inc. (a)                                      9,300         660,858
Services - 0.4%                                  Dycom Industries, Inc. (a)                                  19,002         275,909
                                                 ENGlobal Corp. (a)                                          13,500         192,240
                                                 Furmamite Corp. (a)                                         18,500         147,630
                                                 Hill International, Inc. (a)                                11,800         193,992
                                                 Integrated Electrical Services, Inc. (a)                     4,000          68,800
                                                 Layne Christensen Co. (a)                                    9,100         398,489
                                                 Michael Baker Corp. (a)                                      3,400          74,392
                                                 VSE Corp.                                                    1,700          46,750
                                                                                                                      -------------
                                                                                                                          2,059,060
----------------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.2%                             Cinemark Holdings, Inc.                                     12,200         159,332
                                                 Dover Motorsports, Inc.                                      9,200          46,828
                                                 Gaylord Entertainment Co. (a)                               19,155         458,954
                                                 Live Nation, Inc. (a)                                       36,000         380,880
                                                 Speedway Motorsports, Inc.                                   5,255         107,097
                                                                                                                      -------------
                                                                                                                          1,153,091
----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
----------------------------------------------------------------------------------------------------------------------------------
Finance Companies - 0.1%                         Credit Acceptance Corp. (a)(b)                               2,169   $      55,440
                                                 MVC Capital, Inc. (b)                                       10,800         147,852
                                                 NewStar Financial, Inc. (a)                                  8,500          50,235
                                                 Riskmetrics Group, Inc. (a)                                  9,300         182,652
                                                 World Acceptance Corp. (a)                                   8,000         269,360
                                                                                                                      -------------
                                                                                                                            705,539
----------------------------------------------------------------------------------------------------------------------------------
Finance: Small Loan - 0.1%                       Advance America, Cash Advance                               22,500         114,300
                                                 Centers, Inc.
                                                 Dollar Financial Corp. (a)                                  12,000         181,320
                                                 Encore Capital Group, Inc. (a)(b)                            6,500          57,395
                                                 The First Marblehead Corp.                                  35,700          91,749
                                                 Nelnet, Inc. Class A                                         6,700          75,241
                                                                                                                      -------------
                                                                                                                            520,005
----------------------------------------------------------------------------------------------------------------------------------
Financial Data Processing Services &             Advent Software, Inc. (a)                                    7,900         285,032
Systems - 0.8%                                   Cass Information Systems, Inc.                               2,515          80,555
                                                 CompuCredit Corp. (a)(b)                                     8,489          50,934
                                                 CyberSource Corp. (a)                                       32,464         543,123
                                                 Deluxe Corp.                                                24,100         429,462
                                                 ExlService Holdings, Inc. (a)                                7,000          98,210
                                                 Fair Isaac Corp.                                            23,000         477,710
                                                 Heartland Payment Systems, Inc. (b)                         12,100         285,560
                                                 Hypercom Corp. (a)                                          25,300         111,320
                                                 Jack Henry & Associates, Inc.                               35,500         768,220
                                                 Online Resources Corp. (a)                                  13,300         111,055
                                                 TNS, Inc. (a)                                               11,600         277,936
                                                 TradeStation Group, Inc. (a)                                16,100         163,415
                                                 Wright Express Corp. (a)                                    18,000         446,400
                                                                                                                      -------------
                                                                                                                          4,128,932
----------------------------------------------------------------------------------------------------------------------------------
Financial Information Services - 0.2%            Bankrate, Inc. (a)(b)                                        6,300         246,141
                                                 Interactive Data Corp.                                      17,100         429,723
                                                 Move, Inc. (a)                                              64,300         149,819
                                                 S1 Corp. (a)                                                23,722         179,576
                                                 TheStreet.com, Inc.                                         10,300          67,053
                                                 Value Line, Inc.                                               300           9,975
                                                                                                                      -------------
                                                                                                                          1,082,287
----------------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous - 0.7%                   AMBAC Financial Group, Inc.                                141,500         189,610
                                                 Advanta Corp. Class B                                       17,250         108,502
                                                 Asset Acceptance Capital Corp.                               7,100          86,762
                                                 Cash America International, Inc.                            13,819         428,389
                                                 Federal Agricultural Mortgage Corp. Class B                  4,800         118,944
                                                 Financial Federal Corp.                                     12,300         270,108
                                                 First Cash Financial Services, Inc. (a)                      9,600         143,904
                                                 Global Cash Access, Inc. (a)                                16,900         115,934
                                                 Harris & Harris Group, Inc. (a)                             12,500          75,000
                                                 LandAmerica Financial Group, Inc.                            8,099         179,717
                                                 Medallion Financial Corp.                                    8,200          77,244
                                                 Portfolio Recovery Associates, Inc. (a)(b)                   7,200         270,000
                                                 Radian Group, Inc.                                          42,500          61,625
                                                 Sanders Morris Harris Group, Inc.                            6,500          44,070

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
----------------------------------------------------------------------------------------------------------------------------------
                                                 Sotheby's Holdings, Inc. Class A (b)                        31,736   $     836,878
                                                 Sterling Bancorp                                             8,816         105,351
                                                 Stewart Information Services Corp.                           8,122         157,079
                                                 Stifel Financial Corp. (a)                                  11,449         393,731
                                                 WSFS Financial Corp.                                         2,991         133,399
                                                 Wauwatosa Holdings, Inc. (a)                                 2,700          28,674
                                                                                                                      -------------
                                                                                                                          3,824,921
----------------------------------------------------------------------------------------------------------------------------------
Foods - 1.4%                                     American Dairy, Inc. (a)                                     2,000          15,680
                                                 B&G Foods, Inc. Class A                                     10,800         100,872
                                                 Cal-Maine Foods, Inc. (b)                                    6,100         201,239
                                                 Chiquita Brands International, Inc. (a)                     21,200         321,604
                                                 Diamond Foods, Inc.                                          8,100         186,624
                                                 Flowers Foods, Inc.                                         36,476       1,033,730
                                                 Fresh Del Monte Produce, Inc. (a)                           19,700         464,329
                                                 Hain Celestial Group, Inc. (a)                              19,557         459,198
                                                 J&J Snack Foods Corp.                                        6,500         178,165
                                                 Lance, Inc.                                                 13,100         245,887
                                                 Lifeway Foods, Inc. (a)                                      1,900          22,591
                                                 M&F Worldwide Corp. (a)                                      6,300         247,653
                                                 Maui Land & Pineapple Co., Inc. (a)                          2,163          63,700
                                                 Omega Protein Corp. (a)                                      9,400         140,530
                                                 Pilgrim's Pride Corp.                                       20,200         262,398
                                                 Ralcorp Holdings, Inc. (a)                                  12,095         597,977
                                                 Sanderson Farms, Inc.                                        9,950         343,474
                                                 Schiff Nutrition International, Inc.                         6,000          33,600
                                                 Seaboard Corp.                                                 142         220,242
                                                 Sensient Technologies Corp.                                 22,857         643,653
                                                 Smart Balance, Inc. (a)                                     31,000         223,510
                                                 Synutra International, Inc. (a)(b)                           4,800         155,136
                                                 Tootsie Roll Industries, Inc. (b)                           11,435         287,362
                                                 TreeHouse Foods, Inc. (a)                                   14,400         349,344
                                                 United Natural Foods, Inc. (a)                              20,780         404,794
                                                 Zhongpin, Inc. (a)                                           9,500         118,750
                                                                                                                      -------------
                                                                                                                          7,322,042
----------------------------------------------------------------------------------------------------------------------------------
Forest Products - 0.2%                           Deltic Timber Corp.                                          5,009         268,031
                                                 Louisiana-Pacific Corp.                                     48,800         414,312
                                                 Universal Forest Products, Inc.                              7,834         234,707
                                                                                                                      -------------
                                                                                                                            917,050
----------------------------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing Services - 0.1%            Ennis, Inc.                                                 11,300         176,845
                                                 Innerworkings, Inc. (a)(b)                                  15,800         188,968
                                                 The Standard Register Co.                                    8,745          82,465
                                                                                                                      -------------
                                                                                                                            448,278
----------------------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries - 0.1%              Stewart Enterprises, Inc. Class A                           40,224         289,613
----------------------------------------------------------------------------------------------------------------------------------
Glass - 0.0%                                     Apogee Enterprises, Inc.                                    13,700         221,392
----------------------------------------------------------------------------------------------------------------------------------
Gold - 0.2%                                      Allied Nevada Gold Corp. (a)                                21,400         126,046
                                                 Coeur d'Alene Mines Corp. (a)(b)                           259,700         753,130
                                                 Royal Gold, Inc.                                            14,300         448,448
                                                                                                                      -------------
                                                                                                                          1,327,624
----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
----------------------------------------------------------------------------------------------------------------------------------
Health Care Facilities - 0.6%                    Assisted Living Concepts, Inc. (a)                          24,900   $     136,950
                                                 Capital Senior Living Corp. (a)                             10,600          79,924
                                                 Emeritus Corp. (a)                                           9,900         144,738
                                                 The Ensign Group, Inc.                                       4,700          54,050
                                                 Five Star Quality Care, Inc. (a)                            16,800          79,464
                                                 IPC The Hospitalist Co., Inc. (a)                            1,700          31,994
                                                 Kindred Healthcare, Inc. (a)                                12,690         364,964
                                                 MedCath Corp. (a)                                            8,100         145,638
                                                 National Healthcare Corp.                                    4,300         197,069
                                                 Psychiatric Solutions, Inc. (a)                             26,200         991,408
                                                 Res-Care, Inc. (a)                                          11,800         209,804
                                                 Skilled Healthcare Group, Inc. Class A (a)                   8,300         111,386
                                                 Sun Healthcare Group, Inc. (a)                              20,400         273,156
                                                 Sunrise Senior Living, Inc. (a)                             21,274         478,240
                                                                                                                      -------------
                                                                                                                          3,298,785
----------------------------------------------------------------------------------------------------------------------------------
Health Care Management                           AMERIGROUP Corp. (a)                                        25,200         524,160
Services - 0.9%                                  athenahealth, Inc. (a)(b)                                   10,200         313,752
                                                 Allscripts Healthcare Solutions, Inc. (a)(b)                27,741         344,266
                                                 Amsurg Corp. (a)                                            15,500         377,425
                                                 Centene Corp. (a)                                           20,600         345,874
                                                 Computer Programs & Systems, Inc.                            4,400          76,252
                                                 Corvel Corp. (a)                                             3,785         128,198
                                                 Eclipsys Corp. (a)                                          25,531         468,749
                                                 HMS Holdings Corp. (a)                                      12,300         264,081
                                                 HealthExtras, Inc. (a)                                      15,500         467,170
                                                 HealthSpring, Inc. (a)                                      24,100         406,808
                                                 Molina Healthcare, Inc. (a)                                  6,900         167,946
                                                 National Research Corp.                                        600          15,882
                                                 Omnicell, Inc. (a)                                          15,600         205,608
                                                 Phase Forward, Inc. (a)                                     20,800         373,776
                                                 Triple-S Management Corp. (a)                                5,500          89,925
                                                 Vital Images, Inc. (a)                                       8,000          99,520
                                                                                                                      -------------
                                                                                                                          4,669,392
----------------------------------------------------------------------------------------------------------------------------------
Health Care Services - 0.7%                      Alliance Imaging, Inc. (a)                                  12,000         104,040
                                                 Amedisys, Inc. (a)                                          12,466         628,536
                                                 Apria Healthcare Group, Inc. (a)                            20,800         403,312
                                                 Bio-Reference Labs, Inc. (a)                                 5,200         116,012
                                                 CardioNet, Inc. (a)                                          2,400          63,912
                                                 Emergency Medical Services Corp. (a)                         4,400          99,572
                                                 Gentiva Health Services, Inc. (a)                           12,712         242,164
                                                 HealthSouth Corp. (a)(b)                                    37,200         618,636
                                                 Healthcare Services Group, Inc.                             21,137         321,494
                                                 Healthways, Inc. (a)                                        16,700         494,320
                                                 LHC Group, Inc. (a)                                          6,800         158,100
                                                 Nighthawk Radiology Holdings, Inc. (a)                      10,000          70,800
                                                 Odyssey HealthCare, Inc. (a)                                15,700         152,918
                                                 PharMerica Corp. (a)                                        14,869         335,891
                                                 Virtual Radiologic Corp. (a)                                 2,100          27,825
                                                                                                                      -------------
                                                                                                                          3,837,532
----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
----------------------------------------------------------------------------------------------------------------------------------
Homebuilding - 0.2%                              Beazer Homes USA, Inc. (b)                                  17,900   $      99,703
                                                 Hovnanian Enterprises, Inc. Class A (a)(b)                  22,000         120,560
                                                 M/I Homes, Inc.                                              6,700         105,391
                                                 Meritage Homes Corp. (a)(b)                                 14,600         221,482
                                                 Ryland Group, Inc.                                          20,100         438,381
                                                 Standard-Pacific Corp.                                      30,500         103,090
                                                                                                                      -------------
                                                                                                                          1,088,607
----------------------------------------------------------------------------------------------------------------------------------
Hotel/Motel - 0.1%                               Lodgian, Inc. (a)                                            7,700          60,291
                                                 Marcus Corp.                                                 8,879         132,741
                                                 Morgans Hotel Group Co. (a)                                 13,600         140,080
                                                                                                                      -------------
                                                                                                                            333,112
----------------------------------------------------------------------------------------------------------------------------------
Household Furnishings - 0.3%                     American Woodmark Corp. (b)                                  5,100         107,763
                                                 Ethan Allen Interiors, Inc. (b)                             11,700         287,820
                                                 Furniture Brands International, Inc. (b)                    20,000         267,200
                                                 hhgregg, Inc. (a)                                            4,200          42,000
                                                 Haverty Furniture Cos., Inc.                                 9,336          93,733
                                                 Hooker Furniture Corp.                                       4,700          81,404
                                                 La-Z-Boy, Inc. (b)                                          22,100         169,065
                                                 Libbey, Inc.                                                 6,700          49,848
                                                 Sealy Corp. (b)                                             17,900         102,746
                                                 Tempur-Pedic International, Inc. (b)                        34,000         265,540
                                                                                                                      -------------
                                                                                                                          1,467,119
----------------------------------------------------------------------------------------------------------------------------------
Identification Control &                         Advanced Energy Industries, Inc. (a)                        16,312         223,474
Filter Devices - 0.8%                            Asyst Technologies, Inc. (a)                                23,541          84,041
                                                 Badger Meter, Inc. (b)                                       7,200         363,816
                                                 Beacon Power Corp. (a)(b)                                   39,300          82,530
                                                 ESCO Technologies, Inc. (a)                                 12,332         578,617
                                                 Flanders Corp. (a)                                           6,900          41,745
                                                 The Gorman-Rupp Co.                                          6,297         250,872
                                                 L-1 Identity Solutions, Inc. (a)                            30,928         411,961
                                                 Mine Safety Appliances Co. (b)                              14,626         584,894
                                                 Peerless Manufacturing Co. (a)                               3,300         154,671
                                                 Robbins & Myers, Inc.                                       13,124         654,494
                                                 Sun Hydraulics, Inc.                                         5,150         166,191
                                                 Veeco Instruments, Inc. (a)                                 15,127         243,242
                                                 Vicor Corp.                                                  9,196          91,776
                                                 Watts Water Technologies, Inc. Class A 9 (b)                13,836         344,516
                                                                                                                      -------------
                                                                                                                          4,276,840
----------------------------------------------------------------------------------------------------------------------------------
Industrial Products - 0.0%                       TAL International Group, Inc.                                6,400         145,536
----------------------------------------------------------------------------------------------------------------------------------
Insurance: Life - 0.4%                           American Equity Investment Life Holding Co.                 28,300         230,645
                                                 Citizens, Inc. (a)(b)                                       17,500         107,275
                                                 Delphi Financial Group, Inc. Class A                        19,705         455,974
                                                 Kansas City Life Insurance Co.                               1,542          64,301
                                                 Life Partners Holdings, Inc.                                 3,200          63,936
                                                 National Western Life Insurance Co. Class A                    935         204,298
                                                 The Phoenix Cos., Inc.                                      55,600         423,116
                                                 Presidential Life Corp.                                      9,893         152,550
                                                 Universal American Financial Corp. (a)                      19,000         194,180
                                                                                                                      -------------
                                                                                                                          1,896,275
----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
----------------------------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line - 1.0%                     Assured Guaranty Ltd.                                       25,800   $     464,142
                                                 CNA Surety Corp. (a)                                         6,186          78,191
                                                 Crawford & Co. Class B (a)                                  11,509          91,957
                                                 eHealth, Inc. (a)                                           12,300         217,218
                                                 EMC Insurance Group, Inc.                                    2,200          52,976
                                                 FBL Financial Group, Inc. Class A                            5,625         111,825
                                                 Flagstone Reinsurance Holdings Ltd.                         14,500         170,955
                                                 Hilb Rogal & Hobbs Co.                                      17,106         743,427
                                                 Horace Mann Educators Corp.                                 19,568         274,343
                                                 Independence Holding Co.                                     1,040          10,161
                                                 Maiden Holdings Ltd.                                        25,000         158,500
                                                 Max Capital Group Ltd.                                      26,800         571,644
                                                 Meadowbrook Insurance Group, Inc.                           13,700          72,610
                                                 Montpelier Re Holdings Ltd.                                 42,400         625,400
                                                 Pico Holdings, Inc. (a)                                      7,997         347,470
                                                 Platinum Underwriters Holdings Ltd.                         23,100         753,291
                                                 Primus Guaranty Ltd. (a)(b)                                 12,600          36,666
                                                 Quanta Capital Holdings Ltd.                                31,500          83,160
                                                 Zenith National Insurance Corp.                             17,455         613,718
                                                                                                                      -------------
                                                                                                                          5,477,654
----------------------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty - 1.8%              AmCOMP, Inc. (a)                                             7,200          69,984
                                                 AmTrust Financial Services, Inc.                             7,800          98,280
                                                 American Physicians Capital, Inc.                            4,156         201,317
                                                 American Safety Insurance Holdings Ltd. (a)                  5,800          83,404
                                                 Amerisafe, Inc. (a)                                          8,900         141,866
                                                 Argo Group International Holdings Ltd. (a)                  14,579         489,271
                                                 Aspen Insurance Holdings Ltd. (c)                           40,300         953,901
                                                 Baldwin & Lyons, Inc. Class B                                3,432          59,991
                                                 CastlePoint Holdings, Ltd.                                  17,200         156,348
                                                 Darwin Professional Underwriters, Inc. (a)                   2,900          89,320
                                                 Donegal Group, Inc. Class A                                  4,544          72,113
                                                 Employers Holdings, Inc.                                    24,180         500,526
                                                 Enstar Group Ltd. (a)                                        2,500         218,750
                                                 FPIC Insurance Group, Inc. (a)                               4,200         190,344
                                                 First Acceptance Corp. (a)                                   3,377          10,806
                                                 First Mercury Financial Corp. (a)                            5,900         104,076
                                                 Greenlight Capital Re Ltd. (a)                              14,400         329,184
                                                 Hallmark Financial Services, Inc. (a)                        2,800          27,076
                                                 Harleysville Group, Inc.                                     6,762         228,758
                                                 IPC Holdings, Ltd.                                          25,400         674,370
                                                 Infinity Property & Casualty Corp.                           7,700         319,704
                                                 NYMAGIC, Inc.                                                3,000          57,480
                                                 National Interstate Corp.                                    2,800          51,464
                                                 Navigators Group, Inc. (a)                                   6,300         340,515
                                                 Odyssey Re Holdings Corp.                                   11,500         408,250
                                                 PMA Capital Corp. Class A (a)                               15,206         140,047
                                                 The PMI Group, Inc.                                         41,600          81,120
                                                 ProAssurance Corp. (a)                                      15,223         732,379
                                                 Procentury Corp.                                             6,100          96,624

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
----------------------------------------------------------------------------------------------------------------------------------
                                                 RLI Corp.                                                    8,854   $     438,007
                                                 SCPIE Holdings, Inc. (a)                                     4,600         128,754
                                                 Safety Insurance Group, Inc.                                 7,700         274,505
                                                 SeaBright Insurance Holdings, Inc. (a)                       9,700         140,456
                                                 Selective Insurance Group, Inc.                             25,308         474,778
                                                 State Auto Financial Corp.                                   5,612         134,295
                                                 Tower Group, Inc.                                            9,600         203,424
                                                 United America Indemnity, Ltd. (a)                           9,600         128,352
                                                 United Fire & Casualty Co.                                  11,300         304,309
                                                 Validus Holdings Ltd.                                       30,500         648,125
                                                                                                                      -------------
                                                                                                                          9,802,273
----------------------------------------------------------------------------------------------------------------------------------
Investment Management                            Ampal-American Israel Corp. Class A (a)(b)                   6,000          27,060
Companies - 0.6%                                 Apollo Investment Corp. (b)                                 67,146         962,202
                                                 Ares Capital Corp.                                          45,872         462,390
                                                 Calamos Asset Management, Inc. Class A                       9,800         166,894
                                                 Capital Southwest Corp.                                      1,200         125,076
                                                 Cohen & Steers, Inc. (b)                                     8,000         207,760
                                                 Epoch Holding Corp.                                          4,800          43,776
                                                 FBR Capital Markets Corp. (a)                               11,300          56,839
                                                 GAMCO Investors, Inc. Class A                                3,796         188,358
                                                 Kohlberg Capital Corp.                                       7,800          78,000
                                                 MCG Capital Corp.                                           40,000         159,200
                                                 NGP Capital Resources Co.                                    8,623         132,880
                                                 National Financial Partners Corp. (b)                       19,200         380,544
                                                 Pzena Investment Management, Inc. Class A                    4,200          53,592
                                                 Resource America, Inc. Class A                               6,349          59,173
                                                 U.S. Global Investors, Inc. (b)                              5,600          93,800
                                                 Westwood Holdings Group Inc.                                 2,900         115,420
                                                                                                                      -------------
                                                                                                                          3,312,964
----------------------------------------------------------------------------------------------------------------------------------
Jewelry, Watches & Gemstones - 0.2%              Bidz.com, Inc. (a)                                           3,600          31,176
                                                 Fossil, Inc. (a)                                            21,300         619,191
                                                 Fuqi International, Inc. (a)                                 5,500          48,180
                                                 Movado Group, Inc.                                           7,500         148,500
                                                                                                                      -------------
                                                                                                                            847,047
----------------------------------------------------------------------------------------------------------------------------------
Leisure Time - 0.4%                              Callaway Golf Co.                                           31,300         370,279
                                                 Great Wolf Resorts, Inc. (a)                                12,800          55,936
                                                 Life Time Fitness, Inc. (a)(b)                              16,400         484,620
                                                 Pool Corp.                                                  23,400         415,584
                                                 Rick's Cabaret International, Inc. (a)                       2,600          43,654
                                                 Six Flags, Inc. (a)(b)                                      34,500          39,675
                                                 Steinway Musical Instruments, Inc. (a)                       3,500          92,400
                                                 Town Sports International Holdings, Inc. (a)                 8,000          74,720
                                                 Vail Resorts, Inc. (a)(b)                                   14,756         631,999
                                                                                                                      -------------
                                                                                                                          2,208,867
----------------------------------------------------------------------------------------------------------------------------------
Machine Tools - 0.0%                             Hurco Companies, Inc. (a)                                    2,700          83,403
                                                 Thermadyne Holdings Corp. (a)                                7,000         103,460
                                                                                                                      -------------
                                                                                                                            186,863
----------------------------------------------------------------------------------------------------------------------------------
Machinery & Engineering - 0.1%                   Applied Industrial Technologies, Inc.                       20,090         485,575
----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
----------------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural - 0.1%                   Alamo Group, Inc.                                            3,400   $      70,006
                                                 Gehl Co. (a)                                                 4,950          73,211
                                                 Lindsay Manufacturing Co.                                    5,613         476,937
                                                 Titan Machinery, Inc. (a)                                    3,500         109,620
                                                                                                                      -------------
                                                                                                                            729,774
----------------------------------------------------------------------------------------------------------------------------------
Machinery: Construction &                        Astec Industries, Inc. (a)                                   8,517         273,736
Handling - 0.1%                                  NACCO Industries, Inc. Class A                               2,587         192,343
                                                                                                                      -------------
                                                                                                                            466,079
----------------------------------------------------------------------------------------------------------------------------------
Machinery: Engines - 0.1%                        Briggs & Stratton Corp. (b)                                 22,400         284,032
                                                 Harbin Electric, Inc. (a)                                    3,500          49,735
                                                 Raser Technologies, Inc. (a)(b)                             22,500         219,150
                                                                                                                      -------------
                                                                                                                            552,917
----------------------------------------------------------------------------------------------------------------------------------
Machinery: Industrial/Specialty - 1.1%           Actuant Corp. Class A                                       26,300         824,505
                                                 Altra Holdings, Inc. (a)                                    13,200         221,892
                                                 Chart Industries, Inc. (a)                                  13,400         651,776
                                                 Colfax Corp. (a)                                            10,700         268,463
                                                 Columbus McKinnon Corp. (a)                                  8,800         211,904
                                                 DXP Enterprises, Inc. (a)                                    1,900          79,116
                                                 EnPro Industries, Inc. (a)                                   9,700         362,198
                                                 Graham Corp.                                                 2,500         185,275
                                                 Kadant, Inc. (a)                                             6,470         146,222
                                                 Middleby Corp. (a)                                           8,300         364,453
                                                 Nordson Corp.                                               15,910       1,159,680
                                                 Tecumseh Products Co. Class A (a)                            8,028         263,158
                                                 Tennant Co.                                                  7,874         236,771
                                                 Twin Disc, Inc.                                              4,100          85,813
                                                 Woodward Governor Co.                                       27,758         989,850
                                                                                                                      -------------
                                                                                                                          6,051,076
----------------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well Equipment &                  Allis-Chalmers Energy, Inc. (a)(b)                          13,000         231,400
Services - 2.0%                                  Basic Energy Services, Inc. (a)                             19,400         611,100
                                                 Bolt Technology Corp. (a)                                    4,500         101,565
                                                 CARBO Ceramics, Inc.                                         9,602         560,277
                                                 Cal Dive International, Inc. (a)                            20,574         294,002
                                                 Complete Production Services, Inc. (a)                      22,600         823,092
                                                 Dril-Quip, Inc. (a)                                         14,576         918,288
                                                 Exterran Holdings, Inc. (a)                                      1              71
                                                 Flotek Industries, Inc. (a)(b)                              10,800         222,696
                                                 Gulf Island Fabrication, Inc.                                6,017         294,412
                                                 Hornbeck Offshore Services, Inc. (a)                        10,940         618,219
                                                 Lufkin Industries, Inc.                                      6,900         574,632
                                                 Mitcham Industries, Inc. (a)                                 5,200          88,816
                                                 NATCO Group, Inc. Class A (a)                                9,700         528,941
                                                 Natural Gas Services Group (a)                               6,100         185,928
                                                 Newpark Resources, Inc. (a)                                 42,620         334,993
                                                 Parker Drilling Co. (a)                                     54,681         547,357
                                                 RPC, Inc.                                                   13,700         230,160
                                                 Sulphco, Inc. (a)(b)                                        19,500          44,265
                                                 Superior Well Services, Inc. (a)                             8,200         260,022
                                                 T-3 Energy Services, Inc. (a)                                6,100         484,767

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Trico Marine Services, Inc. (a)(b)                           5,900   $     214,878
                                                 Union Drilling, Inc. (a)                                     6,500         140,920
                                                 W-H Energy Services, Inc. (a)                               14,657       1,403,261
                                                 Willbros Group, Inc. (a)                                    18,300         801,723
                                                                                                                      -------------
                                                                                                                         10,515,785
----------------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty - 0.1%                      Cascade Corp.                                                4,400         186,208
                                                 Flow International Corp. (a)                                17,100         133,380
                                                 Key Technology Inc. (a)                                      3,000          95,430
                                                 Semitool, Inc. (a)                                           8,341          62,641
                                                 TurboChef Technologies, Inc. (a)                             8,600          41,108
                                                                                                                      -------------
                                                                                                                            518,767
----------------------------------------------------------------------------------------------------------------------------------
Manufactured Housing - 0.1%                      Cavco Industries, Inc. (a)                                   3,400         111,282
                                                 Champion Enterprises, Inc. (a)                              36,827         215,438
                                                 Palm Harbor Homes, Inc. (a)(b)                               4,605          25,466
                                                 Skyline Corp.                                                3,301          77,574
                                                                                                                      -------------
                                                                                                                            429,760
----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.1%                             Federal Signal Corp.                                        22,759         273,108
                                                 Fushi Copperweld, Inc. (a)                                   7,300         173,229
                                                 Standex International Corp.                                  5,931         123,009
                                                                                                                      -------------
                                                                                                                            569,346
----------------------------------------------------------------------------------------------------------------------------------
Medical & Dental Instruments &                   Abaxis, Inc. (a)                                            10,600         255,778
Supplies - 2.8%                                  Abiomed, Inc. (a)                                           15,000         266,250
                                                 Align Technology, Inc. (a)                                  29,400         308,406
                                                 Alphatec Holdings, Inc. (a)                                 10,700          43,656
                                                 American Medical Systems Holdings, Inc. (a)(b)              34,500         515,775
                                                 AngioDynamics, Inc. (a)                                     12,100         164,802
                                                 Atrion Corp.                                                   700          67,074
                                                 Bio-Rad Laboratories, Inc. Class A (a)                       8,900         719,921
                                                 BioMimetic Therapeutics, Inc. (a)                            5,400          64,368
                                                 CONMED Corp. (a)                                            14,028         372,443
                                                 Cantel Medical Corp. (a)                                     4,500          45,540
                                                 Cardiac Science Corp. (a)                                    8,600          70,520
                                                 Cepheid, Inc. (a)                                           26,800         753,616
                                                 Clinical Data, Inc. (a)                                      4,600          65,642
                                                 Conceptus, Inc. (a)                                         14,900         275,501
                                                 CryoLife, Inc. (a)                                          14,000         160,160
                                                 Cyberonics, Inc. (a)                                        11,269         244,537
                                                 DexCom, Inc. (a)                                            11,800          71,272
                                                 ev3, Inc. (a)                                               32,932         312,195
                                                 Exactech, Inc. (a)                                           3,800          97,698
                                                 Hansen Medical, Inc. (a)(b)                                  8,300         138,776
                                                 I-Flow Corp. (a)                                             9,200          93,380
                                                 ICU Medical, Inc. (a)                                        5,950         136,136
                                                 IRIS International, Inc. (a)                                 9,300         145,545
                                                 Immucor, Inc. (a)                                           33,043         855,153
                                                 Insulet Corp. (a)                                            9,200         144,716
                                                 Invacare Corp.                                              15,822         323,402
                                                 Landauer, Inc.                                               4,278         240,595
                                                 Medical Action Industries, Inc. (a)                          6,550          67,924

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
----------------------------------------------------------------------------------------------------------------------------------
                                                 Mentor Corp. (b)                                            16,044   $     446,344
                                                 Meridian Bioscience, Inc.                                   18,900         508,788
                                                 Merit Medical Systems, Inc. (a)                             12,610         185,367
                                                 Micrus Endovascular Corp. (a)                                7,200         100,944
                                                 Neogen Corp. (a)                                             7,300         167,097
                                                 NuVasive, Inc. (a)                                          16,800         750,288
                                                 OraSure Technologies, Inc. (a)                              22,259          83,249
                                                 Orthofix International NV (a)                                8,100         234,495
                                                 Orthovita, Inc. (a)                                         28,800          59,040
                                                 Owens & Minor, Inc.                                         19,398         886,295
                                                 PSS World Medical, Inc. (a)                                 29,373         478,780
                                                 Palomar Medical Technologies, Inc. (a)                       8,700          86,826
                                                 SonoSite, Inc. (a)                                           8,015         224,500
                                                 Spectranetic Corp. (a)                                      14,800         145,928
                                                 Stereotaxis, Inc. (a)(b)                                    12,400          66,464
                                                 Steris Corp.                                                27,300         785,148
                                                 SurModics, Inc. (a)(b)                                       7,583         340,022
                                                 Symmetry Medical, Inc. (a)                                  16,800         272,496
                                                 Synovis Life Technologies, Inc. (a)                          6,400         120,512
                                                 Thoratec Corp. (a)                                          25,847         449,479
                                                 Trans1, Inc. (a)(b)                                          6,400          96,448
                                                 Vision-Sciences Inc. (a)                                     6,900          25,806
                                                 Vital Signs, Inc.                                            3,824         217,127
                                                 Volcano Corp. (a)                                           23,100         281,820
                                                 West Pharmaceutical Services, Inc.                          15,176         656,817
                                                 Wright Medical Group, Inc. (a)                              17,400         494,334
                                                                                                                      -------------
                                                                                                                         15,185,195
----------------------------------------------------------------------------------------------------------------------------------
Medical Services - 0.4%                          Air Methods Corp. (a)                                        5,100         127,500
                                                 Almost Family, Inc. (a)                                      3,400          90,440
                                                 Genoptix, Inc. (a)                                           4,200         132,510
                                                 Hanger Orthopedic Group, Inc. (a)                           11,600         191,284
                                                 Magellan Health Services, Inc. (a)                          19,100         707,273
                                                 Parexel International Corp. (a)                             26,894         707,581
                                                 RadNet, Inc. (a)                                             9,400          58,280
                                                 RehabCare Group, Inc. (a)                                    8,595         137,778
                                                 US Physical Therapy, Inc. (a)                                6,300         103,383
                                                                                                                      -------------
                                                                                                                          2,256,029
----------------------------------------------------------------------------------------------------------------------------------
Metal Fabricating - 0.8%                         Ampco-Pittsburgh Corp.                                       4,100         182,368
                                                 CIRCOR International, Inc.                                   8,300         406,617
                                                 Dynamic Materials Corp.                                      6,000         197,700
                                                 Encore Wire Corp.                                            8,850         187,532
                                                 Haynes International, Inc. (a)                               5,800         333,790
                                                 Insteel Industries, Inc.                                     8,000         146,480
                                                 Kaydon Corp.                                                13,026         669,667
                                                 L.B. Foster Co. Class A (a)                                  5,200         172,640
                                                 Mueller Water Products, Inc. Series A (b)                   55,760         449,983
                                                 NN, Inc.                                                     8,400         117,096
                                                 Northwest Pipe Co. (a)                                       4,100         228,780
                                                 Omega Flex, Inc.                                             1,200          18,240

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
----------------------------------------------------------------------------------------------------------------------------------
                                                 RBC Bearings, Inc. (a)                                      10,600   $     353,192
                                                 RTI International Metals, Inc. (a)                          11,113         395,845
                                                 Superior Essex, Inc. (a)                                     9,400         419,522
                                                 Trimas Corp. (a)                                             4,300          25,757
                                                                                                                      -------------
                                                                                                                          4,305,209
----------------------------------------------------------------------------------------------------------------------------------
Metals & Minerals Miscellaneous - 0.9%           A.M. Castle & Co.                                            8,200         234,602
                                                 AMCOL International Corp.                                   12,573         357,828
                                                 Apex Silver Mines Ltd. (a)(b)                               28,000         137,480
                                                 Brush Engineered Materials, Inc. (a)                         9,411         229,817
                                                 Compass Minerals International, Inc.                        15,300       1,232,568
                                                 General Moly, Inc. (a)                                      29,100         229,017
                                                 GrafTech International Ltd. (a)                             48,744       1,307,802
                                                 Hecla Mining Co. (a)                                        60,500         560,230
                                                 Horsehead Holding Corp. (a)                                 17,400         211,584
                                                 Minerals Technologies, Inc.                                  8,953         569,321
                                                 Stillwater Mining Co. (a)(b)                                18,664         220,795
                                                 United States Lime & Minerals Inc. (a)                         700          27,699
                                                 Uranium Resources, Inc. (a)(b)                              21,900          80,811
                                                                                                                      -------------
                                                                                                                          5,399,554
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Business & Consumer                Core-Mark Holdings Co., Inc. (a)                             4,300         112,660
Discretionary - 0.0%
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Consumer Staples - 0.0%            Reddy Ice Holdings, Inc.                                     8,500         116,280
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Health Care - 0.0%                 MedAssets, Inc. (a)                                          6,000         102,300
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &                        Ceradyne, Inc. (a)                                          12,450         427,035
Commodities - 0.2%                               Lydall, Inc. (a)                                             8,600         107,930
                                                 Symyx Technologies, Inc. (a)                                15,979         111,533
                                                 WD-40 Co.                                                    8,089         236,603
                                                                                                                      -------------
                                                                                                                            883,101
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &                        Insituform Technologies, Inc. Class A (a)                   13,138         200,092
Processing - 0.1%                                Rogers Corp. (a)                                             8,755         329,100
                                                 Xerium Technologies, Inc. (b)                                6,600          26,136
                                                                                                                      -------------
                                                                                                                            555,328
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer Durables - 0.1%           Blount International, Inc. (a)                              18,100         210,141
                                                 Park-Ohio Holdings Corp. (a)                                 3,900          57,564
                                                                                                                      -------------
                                                                                                                            267,705
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Technology - 0.1%                  iRobot Corp. (a)(b)                                          9,200         126,408
                                                 Microvision, Inc. (a)                                       25,400          69,850
                                                 TerreStar Corp. (a)                                         29,800         118,604
                                                 Vocus, Inc. (a)                                              8,000         257,360
                                                                                                                      -------------
                                                                                                                            572,222
----------------------------------------------------------------------------------------------------------------------------------
Multi-Sector Companies - 0.3%                    Brunswick Corp.                                             42,800         453,680
                                                 Compass Diversified Holdings                                12,400         141,732
                                                 GenCorp, Inc. (a)                                           27,071         193,828
                                                 GenTek Inc. (a)                                              3,500          94,115
                                                 Kaman Corp. Class A                                         12,394         282,087
                                                 Lancaster Colony Corp.                                       9,599         290,658
                                                 Raven Industries, Inc.                                       7,600         249,128
                                                 United Capital Corp. (a)                                       600          11,520
                                                                                                                      -------------
                                                                                                                          1,716,748
----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
----------------------------------------------------------------------------------------------------------------------------------
Office Furniture & Business                      ACCO Brands Corp. (a)                                       24,600   $     276,258
Equipment - 0.3%                                 HNI Corp.                                                   21,900         386,754
                                                 Herman Miller, Inc.                                         26,600         662,074
                                                 Kimball International, Inc. Class B                         16,474         136,405
                                                 Knoll, Inc.                                                 22,400         272,160
                                                 Presstek, Inc. (a)                                          14,700          72,912
                                                                                                                      -------------
                                                                                                                          1,806,563
----------------------------------------------------------------------------------------------------------------------------------
Offshore Drilling - 0.0%                         Bois d'Arc Energy, Inc. (a)                                  9,000         218,790
----------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 4.2%                      APCO Argentina, Inc.                                         2,000          57,900
                                                 ATP Oil & Gas Corp. (a)                                     13,100         517,057
                                                 Abraxas Petroleum Corp. (a)                                 21,700         117,397
                                                 American Oil & Gas, Inc. (a)                                16,300          63,896
                                                 Arena Resources, Inc. (a)                                   16,600         876,812
                                                 Atlas America, Inc.                                         16,287         733,729
                                                 BMB Munai, Inc. (a)                                         19,400         115,236
                                                 BPZ Resources, Inc. (a)(b)                                  28,400         834,960
                                                 Berry Petroleum Co. Class A                                 20,202       1,189,494
                                                 Bill Barrett Corp. (a)                                      17,300       1,027,793
                                                 Brigham Exploration Co. (a)                                 22,500         356,175
                                                 Bronco Drilling Co., Inc. (a)                               12,000         220,560
                                                 Callon Petroleum Co. (a)                                     9,900         270,864
                                                 Cano Petroleum, Inc. (a)                                    17,900         142,126
                                                 Carrizo Oil & Gas, Inc. (a)                                 12,900         878,361
                                                 Cheniere Energy, Inc. (a)                                   25,000         109,250
                                                 Clayton Williams Energy, Inc. (a)                            2,600         285,870
                                                 Comstock Resources, Inc. (a)                                21,557       1,820,057
                                                 Contango Oil & Gas Co. (a)                                   6,200         576,104
                                                 Delek US Holdings, Inc.                                      4,600          42,366
                                                 Double Eagle Pete & Mining Co. (a)                           3,600          65,628
                                                 EXCO Resources, Inc. (a)                                    35,200       1,299,232
                                                 Endeavour International Corp. (a)                           53,200         115,444
                                                 Energy Partners Ltd. (a)                                    15,737         234,796
                                                 Energy XXI Bermuda Ltd. (a)                                 34,700         239,777
                                                 FX Energy, Inc. (a)                                         17,800          93,806
                                                 Gasco Energy, Inc. (a)                                      47,000         195,050
                                                 GeoGlobal Resources, Inc. (a)(b)                            16,300          34,719
                                                 GeoResources, Inc. (a)                                       2,400          44,208
                                                 Geokinetics, Inc. (a)                                        2,600          47,086
                                                 Goodrich Petroleum Corp. (a)(b)                              9,500         787,740
                                                 Gran Tierra Energy, Inc. (a)                                45,200         360,244
                                                 Grey Wolf, Inc. (a)                                         84,843         766,132
                                                 Gulfport Energy Corp. (a)                                   13,000         214,110
                                                 Harvest Natural Resources, Inc. (a)                         16,700         184,702
                                                 Houston American Energy Corp. (a)                            6,500          72,930
                                                 McMoRan Exploration Co. (a)(b)                              23,800         654,976
                                                 Meridian Resource Corp. (a)                                 36,811         108,592
                                                 Northern Oil And Gas, Inc. (a)                              10,000         132,800
                                                 Oilsands Quest, Inc. (a)                                    77,500         503,750
                                                 Panhandle Oil & Gas Inc.                                     3,800         128,668

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
----------------------------------------------------------------------------------------------------------------------------------
                                                 Parallel Petroleum Corp. (a)                                20,100   $     404,613
                                                 Petroleum Development Corp. (a)                              7,000         465,430
                                                 Petroquest Energy, Inc. (a)                                 20,600         554,140
                                                 Pioneer Drilling Co. (a)                                    24,100         453,321
                                                 PrimeEnergy Corp. (a)                                          300          16,089
                                                 Quest Resource Corp. (a)                                    10,400         118,664
                                                 Rex Energy Corp. (a)                                         8,300         219,120
                                                 Rosetta Resources, Inc. (a)                                 24,200         689,700
                                                 Stone Energy Corp. (a)                                      13,478         888,335
                                                 Swift Energy Co. (a)                                        14,417         952,387
                                                 TXCO Resources, Inc. (a)                                    15,700         184,632
                                                 Toreador Resources Corp. (a)(b)                              7,500          63,975
                                                 Tri-Valley Corp. (a)                                        11,800          87,674
                                                 Venoco, Inc. (a)                                             9,400         218,174
                                                 VeraSun Energy Corp. (a)(b)                                 50,980         210,547
                                                 Warren Resources, Inc. (a)                                  28,400         416,912
                                                 Western Refining, Inc.                                      14,900         176,416
                                                                                                                      -------------
                                                                                                                         22,640,526
----------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic - 0.3%                  Delta Petroleum Corp. (a)(b)                                29,500         752,545
                                                 GMX Resources Inc. (a)(b)                                    7,100         526,110
                                                 Ram Energy Resources, Inc. (a)                              19,300         121,397
                                                                                                                      -------------
                                                                                                                          1,400,052
----------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated International - 0.0%             Vaalco Energy, Inc. (a)                                     28,100         238,007
----------------------------------------------------------------------------------------------------------------------------------
Paints & Coatings - 0.2%                         Ferro Corp.                                                 21,276         399,138
                                                 H.B. Fuller Co.                                             25,080         562,795
                                                                                                                      -------------
                                                                                                                            961,933
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.4%                                     AbitibiBowater, Inc. (b)                                    26,044         242,990
                                                 Albany International Corp. Class A                          14,574         422,646
                                                 Boise, Inc. (a)(b)                                          15,800          60,830
                                                 Buckeye Technologies, Inc. (a)                              16,598         140,419
                                                 Kapstone Paper and Packaging Corp. (a)                      10,200          68,034
                                                 Mercer International, Inc. (a)(b)                           14,300         106,964
                                                 Multi-Color Corp.                                            3,950          82,911
                                                 Neenah Paper, Inc.                                           6,900         115,299
                                                 P.H. Glatfelter Co.                                         19,801         267,512
                                                 Rock-Tenn Co. Class A                                       17,880         536,221
                                                 Verso Paper Corp. (a)                                        7,900          66,834
                                                 Wausau Paper Corp.                                          20,942         161,463
                                                                                                                      -------------
                                                                                                                          2,272,123
----------------------------------------------------------------------------------------------------------------------------------
Plastics - 0.0%                                  Spartech Corp.                                              14,154         133,472
----------------------------------------------------------------------------------------------------------------------------------
Pollution Control & Environmental                American Ecology Corp.                                       7,600         224,428
Services - 0.4%                                  Darling International, Inc. (a)                             38,300         632,716
                                                 EnergySolutions, Inc.                                       15,500         346,425
                                                 Fuel Tech, Inc. (a)(b)                                       8,400         148,008
                                                 Headwaters, Inc. (a)                                        20,646         243,003
                                                 Met-Pro Corp.                                                8,000         106,800
                                                 Metalico, Inc. (a)                                          12,100         211,992
                                                 Team, Inc. (a)                                               9,000         308,880
                                                                                                                      -------------
                                                                                                                          2,222,252
----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
----------------------------------------------------------------------------------------------------------------------------------
Power Transmission Equipment - 0.1%              Regal-Beloit Corp.                                          15,151   $     640,130
                                                 Synthesis Energy Systems, Inc. (a)                          10,200          91,902
                                                                                                                      -------------
                                                                                                                            732,032
----------------------------------------------------------------------------------------------------------------------------------
Printing & Copying Services - 0.2%               Bowne & Co., Inc.                                           12,782         162,970
                                                 Cenveo, Inc. (a)                                            22,800         222,756
                                                 Schawk, Inc.                                                 5,500          65,945
                                                 VistaPrint Ltd. (a)(b)                                      20,700         553,932
                                                                                                                      -------------
                                                                                                                          1,005,603
----------------------------------------------------------------------------------------------------------------------------------
Production Technology                            ATMI, Inc. (a)                                              15,757         439,935
Equipment - 1.1%                                 Axcelis Technologies, Inc. (a)                              44,800         218,624
                                                 Brooks Automation, Inc. (a)                                 30,078         248,745
                                                 Cognex Corp.                                                19,856         457,681
                                                 Cymer, Inc. (a)                                             14,800         397,824
                                                 Dionex Corp. (a)                                             8,731         579,476
                                                 Electro Scientific Industries, Inc. (a)                     12,861         182,240
                                                 Emcore Corp. (a)                                            36,200         226,612
                                                 Entegris, Inc. (a)                                          50,499         330,768
                                                 Esterline Technologies Corp. (a)                            13,890         684,221
                                                 FEI Co. (a)                                                 17,755         404,459
                                                 Intevac, Inc. (a)                                           10,300         116,184
                                                 K-Tron International, Inc. (a)                               1,300         168,480
                                                 Kulicke & Soffa Industries, Inc. (a)                        25,356         184,845
                                                 LTX Corp. (a)                                               29,703          65,347
                                                 MTS Systems Corp.                                            8,300         297,804
                                                 Mattson Technology, Inc. (a)                                23,399         111,379
                                                 Photon Dynamics, Inc. (a)                                    9,300         140,244
                                                 Photronics, Inc. (a)                                        19,079         134,316
                                                 Rofin-Sinar Technologies, Inc. (a)                          14,100         425,820
                                                 Rudolph Technologies, Inc. (a)                              13,473         103,742
                                                 Ultra Clean Holdings, Inc. (a)                               9,000          71,640
                                                 Ultratech, Inc. (a)                                         11,090         172,117
                                                                                                                      -------------
                                                                                                                          6,162,503
----------------------------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous - 0.2%                 Consolidated Graphics, Inc. (a)                              4,900         241,423
                                                 Courier Corp.                                                3,750          75,300
                                                 GateHouse Media, Inc. (b)                                   10,640          26,174
                                                 Idearc, Inc.                                                73,600         172,960
                                                 Martha Stewart Living Omnimedia, Inc.                       11,982          88,667
                                                     Class A (a)(b)
                                                 Playboy Enterprises, Inc. Class B (a)                       10,107          49,929
                                                 Primedia, Inc.                                              12,800          59,648
                                                 Scholastic Corp. (a)                                        11,560         331,310
                                                                                                                      -------------
                                                                                                                          1,045,411
----------------------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers - 0.2%                    AH Belo Corp.                                                7,980          45,486
                                                 Belo Corp. Class A                                          44,000         321,640
                                                 Dolan Media Co. (a)                                         11,000         200,200
                                                 Journal Communications, Inc. Class A                        20,000          96,400
                                                 Lee Enterprises, Inc. (b)                                   21,300          84,987

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
----------------------------------------------------------------------------------------------------------------------------------
                                                 McClatchy Co. Class A                                       28,500   $     193,230
                                                 Media General, Inc. Class A (b)                             10,300         123,085
                                                                                                                      -------------
                                                                                                                          1,065,028
----------------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters - 0.2%                   CKX, Inc. (a)                                               24,400         213,500
                                                 Citadel Broadcasting Corp. (a)(b)                           85,130         103,858
                                                 Cox Radio, Inc. Class A (a)                                 12,100         142,780
                                                 Cumulus Media, Inc. Class A (a)                             14,300          56,342
                                                 Entercom Communications Corp.                               14,800         103,896
                                                 Fisher Communications, Inc. (a)                              3,000         103,320
                                                 Gray Television, Inc.                                       19,500          55,965
                                                 Lin TV Corp. Class A (a)                                    12,700          75,692
                                                 Outdoor Channel Holdings, Inc. (a)                           9,100          63,518
                                                 Sinclair Broadcast Group, Inc. Class A                      26,264         199,606
                                                 Westwood One, Inc. (a)                                      33,700          41,788
                                                 World Wrestling Entertainment, Inc.                         11,796         182,484
                                                                                                                      -------------
                                                                                                                          1,342,749
----------------------------------------------------------------------------------------------------------------------------------
Railroad Equipment - 0.3%                        American Railcar Industries, Inc.                            3,600          60,408
                                                 Freightcar America, Inc.                                     5,600         198,800
                                                 Greenbrier Cos., Inc.                                        7,800         158,340
                                                 Westinghouse Air Brake Technologies Corp.                   22,839       1,110,432
                                                                                                                      -------------
                                                                                                                          1,527,980
----------------------------------------------------------------------------------------------------------------------------------
Railroads - 0.1%                                 Genesee & Wyoming, Inc. Class A (a)                         14,175         482,234
----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.3%                               AMREP Corp. (b)                                                800          38,072
                                                 Avatar Holdings, Inc. (a)(b)                                 2,700          81,783
                                                 Bluegreen Corp. (a)                                          6,100          36,905
                                                 Cogdell Spencer, Inc.                                        5,900          95,875
                                                 Consolidated-Tomoka Land Co.                                 2,600         109,356
                                                 FX Real Estate and Entertainment, Inc. (a)                   3,220           6,118
                                                 Forestar Real Estate Group, Inc. (a)                        17,500         333,375
                                                 Griffin Land & Nurseries, Inc.                               1,400          42,980
                                                 Grubb & Ellis Co.                                           15,100          58,135
                                                 Hilltop Holdings, Inc. (a)                                  21,372         220,345
                                                 Meruelo Maddux Properties, Inc. (a)                         17,380          37,888
                                                 Resource Capital Corp.                                      10,100          72,821
                                                 Stratus Properties, Inc. (a)                                 2,000          34,780
                                                 Tejon Ranch Co. (a)                                          5,115         184,447
                                                 Thomas Properties Group, Inc.                               11,200         110,208
                                                                                                                      -------------
                                                                                                                          1,463,088
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment                           Acadia Realty Trust                                         15,901         368,108
Trusts (REITs) - 5.2%                            Agree Realty Corp.                                           3,700          81,585
                                                 Alexander's, Inc. (a)                                          867         269,290
                                                 American Campus Communities, Inc.                           18,903         526,264
                                                 American Capital Agency Corp.                                5,300          88,192
                                                 Anthracite Capital, Inc. (c)(d)                             26,600         187,264
                                                 Anworth Mortgage Asset Corp.                                39,100         254,541
                                                 Arbor Realty Trust, Inc.                                     6,500          58,305
                                                 Ashford Hospitality Trust, Inc. (c)                         58,780         271,564
                                                 Associated Estates Realty Corp.                              6,900          73,899
                                                 BioMed Realty Trust, Inc.                                   33,820         829,605

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
----------------------------------------------------------------------------------------------------------------------------------
                                                 CapLease, Inc.                                              20,200   $     151,298
                                                 Capital Trust, Inc. (b)                                      7,900         151,759
                                                 Capstead Mortgage Corp.                                     26,400         286,440
                                                 Care Investment Trust, Inc.                                  7,600          71,668
                                                 Cedar Shopping Centers, Inc.                                20,300         237,916
                                                 Chimera Investment Corp.                                    15,800         142,358
                                                 Colonial Properties Trust                                   23,300         466,466
                                                 Corporate Office Properties Trust                           18,300         628,239
                                                 Cousins Properties, Inc. (b)                                21,900         505,890
                                                 DCT Industrial Trust, Inc.                                  80,810         669,107
                                                 DiamondRock Hospitality Co.                                 44,450         484,061
                                                 Dupont Fabros Technology, Inc.                               5,900         109,976
                                                 Eastgroup Properties, Inc.                                  12,127         520,248
                                                 Education Realty Trust, Inc.                                13,100         152,615
                                                 Entertainment Properties Trust                              14,380         710,947
                                                 Equity Lifestyle Properties, Inc.                            9,694         426,536
                                                 Equity One, Inc.                                            14,600         300,030
                                                 Extra Space Storage, Inc.                                   36,950         567,552
                                                 FelCor Lodging Trust, Inc.                                  30,970         325,185
                                                 First Industrial Realty Trust, Inc. (b)                     21,000         576,870
                                                 First Potomac Realty Trust                                  11,600         176,784
                                                 Franklin Street Properties Corp.                            25,800         326,112
                                                 Friedman Billings Ramsey Group, Inc. Class A                60,800          91,200
                                                 Getty Realty Corp.                                           8,200         118,162
                                                 Glimcher Realty Trust                                       17,956         200,748
                                                 Gramercy Capital Corp. (b)                                  19,802         229,505
                                                 Hatteras Financial Corp.                                     5,900         135,641
                                                 Healthcare Realty Trust, Inc.                               23,800         565,726
                                                 Hersha Hospitality Trust                                    16,000         120,800
                                                 Highwoods Properties, Inc.                                  27,000         848,340
                                                 Home Properties, Inc.                                       15,020         721,861
                                                 Inland Real Estate Corp.                                    26,400         380,688
                                                 Investors Real Estate Trust (b)                             27,300         260,442
                                                 JER Investors Trust, Inc. (b)                               10,800          68,040
                                                 Kite Realty Group Trust                                      9,440         118,000
                                                 LTC Properties, Inc.                                        10,900         278,604
                                                 LaSalle Hotel Properties                                    19,020         477,973
                                                 Lexington Corporate Properties Trust                        23,192         316,107
                                                 MFA Mortgage Investments, Inc.                              71,100         463,572
                                                 Maguire Properties, Inc.                                    18,200         221,494
                                                 Medical Properties Trust, Inc.                              32,800         331,936
                                                 Mid-America Apartment Communities, Inc.                     12,329         629,272
                                                 Mission West Properties, Inc.                                9,300         101,928
                                                 Monmouth Real Estate Investment Corp. Class A               11,600          74,240
                                                 National Health Investors, Inc.                              9,629         274,523
                                                 National Retail Properties, Inc.                            34,575         722,618
                                                 Newcastle Investment Corp. (b)                              26,400         185,064
                                                 NorthStar Realty Finance Corp. (b)                          28,100         233,792
                                                 Omega Healthcare Investors, Inc.                            32,900         547,785

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
----------------------------------------------------------------------------------------------------------------------------------
                                                 One Liberty Properties, Inc.                                 4,700   $      76,657
                                                 PS Business Parks, Inc.                                      6,708         346,133
                                                 Parkway Properties, Inc.                                     7,304         246,364
                                                 Pennsylvania Real Estate Investment Trust                   17,332         401,062
                                                 Post Properties, Inc.                                       20,786         618,384
                                                 Potlatch Corp.                                              18,547         836,841
                                                 RAIT Investment Trust (b)                                   29,410         218,222
                                                 Ramco-Gershenson Properties Trust                            8,800         180,752
                                                 Realty Income Corp. (b)                                     47,800       1,087,928
                                                 Redwood Trust, Inc. (b)                                     15,395         350,852
                                                 Saul Centers, Inc.                                           4,522         212,489
                                                 Senior Housing Properties Trust                             44,814         875,217
                                                 Sovran Self Storage, Inc.                                   10,680         443,861
                                                 Strategic Hotel Capital, Inc.                               32,700         306,399
                                                 Sun Communities, Inc.                                        7,843         142,978
                                                 Sunstone Hotel Investors, Inc.                              28,600         474,760
                                                 Tanger Factory Outlet Centers, Inc.                         14,822         532,554
                                                 U-Store-It Trust                                            24,670         294,807
                                                 Universal Health Realty Income Trust                         5,427         162,810
                                                 Urstadt Biddle Properties, Inc. Class A                      7,900         115,814
                                                 Washington Real Estate Investment Trust                     23,265         699,113
                                                 Winthrop Realty Trust, Inc.                                 18,700          67,320
                                                                                                                      -------------
                                                                                                                         28,406,052
----------------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles & Boats - 0.2%             Fleetwood Enterprises, Inc. (a)(b)                          30,499          79,907
                                                 Marine Products Corp.                                        3,175          20,955
                                                 Polaris Industries, Inc. (b)                                15,500         625,890
                                                 Winnebago Industries, Inc. (b)                              14,290         145,615
                                                                                                                      -------------
                                                                                                                            872,367
----------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:                       Aircastle Ltd.                                              23,400         196,794
Commercial - 0.1%                                Electro Rent Corp.                                          11,053         138,604
                                                 H&E Equipment Services, Inc. (a)                             7,800          93,756
                                                 McGrath RentCorp                                            11,210         275,654
                                                                                                                      -------------
                                                                                                                            704,808
----------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:                       Aaron Rents, Inc. (c)                                       20,593         459,842
Consumer - 0.3%                                  Amerco, Inc. (a)                                             4,100         195,488
                                                 Dollar Thrifty Automotive Group, Inc. (a)                   10,295          97,288
                                                 RSC Holdings, Inc. (a)                                      22,200         205,572
                                                 Rent-A-Center, Inc. (a)                                     31,400         645,898
                                                                                                                      -------------
                                                                                                                          1,604,088
----------------------------------------------------------------------------------------------------------------------------------
Restaurants - 1.1%                               AFC Enterprises, Inc. (a)                                   12,000          95,880
                                                 BJ's Restaurants, Inc. (a)                                   8,000          77,840
                                                 Bob Evans Farms, Inc.                                       15,180         434,148
                                                 Buffalo Wild Wings, Inc. (a)                                 8,850         219,745
                                                 CBRL Group, Inc.                                            10,600         259,806
                                                 CEC Entertainment, Inc. (a)                                 10,350         289,903
                                                 CKE Restaurants, Inc.                                       24,100         300,527
                                                 California Pizza Kitchen, Inc. (a)                          11,550         129,244
                                                 The Cheesecake Factory, Inc. (a)                            31,800         505,938
                                                 Denny's Corp. (a)                                           45,100         128,084

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
----------------------------------------------------------------------------------------------------------------------------------
                                                 DineEquity, Inc. (b)                                         8,248   $     308,145
                                                 Domino's Pizza, Inc. (a)                                    19,250         221,375
                                                 Einstein Noah Restaurant Group, Inc. (a)                     1,600          17,712
                                                 Jack in the Box, Inc. (a)                                   27,836         623,805
                                                 Krispy Kreme Doughnuts, Inc. (a)(b)                         29,900         149,201
                                                 Landry's Restaurants, Inc. (b)                               5,496          98,763
                                                 Luby's, Inc. (a)                                            12,000          73,200
                                                 O'Charleys, Inc.                                            10,384         104,463
                                                 P.F. Chang's China Bistro, Inc. (a)(b)                      11,508         257,089
                                                 Papa John's International, Inc. (a)                         10,396         276,430
                                                 Red Robin Gourmet Burgers, Inc. (a)                          8,000         221,920
                                                 Ruby Tuesday, Inc.                                          27,500         148,500
                                                 Ruth's Hospitality Group, Inc. (a)                           9,200          47,656
                                                 Sonic Corp. (a)                                             28,420         420,616
                                                 The Steak n Shake Co. (a)                                   11,428          72,339
                                                 Texas Roadhouse, Inc. Class A (a)                           24,100         216,177
                                                 Triarc Cos.                                                 28,050         177,557
                                                                                                                      -------------
                                                                                                                          5,876,063
----------------------------------------------------------------------------------------------------------------------------------
Retail - 2.8%                                    1-800-FLOWERS.COM, Inc. Class A (a)                         11,624          74,975
                                                 99 Cents Only Stores (a)                                    22,300         147,180
                                                 America's Car Mart, Inc. (a)                                 5,400          96,768
                                                 Asbury Automotive Group, Inc.                               16,000         205,600
                                                 Aeropostale, Inc. (a)(c)                                    31,575         989,245
                                                 bebe Stores, Inc.                                           19,200         184,512
                                                 Big 5 Sporting Goods Corp.                                  10,600          80,242
                                                 Blockbuster, Inc. Class A (a)(b)                            87,000         217,500
                                                 Blue Nile, Inc. (a)(b)                                       6,300         267,876
                                                 Borders Group, Inc. (b)                                     31,200         187,200
                                                 Brown Shoe Co., Inc.                                        20,127         272,721
                                                 The Buckle, Inc.                                             7,273         332,594
                                                 Build-A-Bear Workshop, Inc. (a)                              7,500          54,525
                                                 CSK Auto Corp. (a)                                          20,134         211,004
                                                 Cabela's, Inc. Class A (a)(b)                               16,600         182,766
                                                 Cache, Inc. (a)                                              5,350          57,245
                                                 Casual Male Retail Group, Inc. (a)                          14,500          44,225
                                                 The Cato Corp. Class A                                      13,095         186,473
                                                 Central Garden & Pet Co. Class A (a)                        30,534         125,189
                                                 Charlotte Russe Holding, Inc. (a)                           10,500         186,480
                                                 Charming Shoppes, Inc. (a)(b)                               53,740         246,667
                                                 Chico's FAS, Inc. (a)                                       83,500         448,395
                                                 The Children's Place Retail Stores, Inc. (a)                11,285         407,389
                                                 Christopher & Banks Corp.                                   16,728         113,750
                                                 Circuit City Stores, Inc.                                   83,300         240,737
                                                 Coldwater Creek, Inc. (a)                                   28,800         152,064
                                                 Collective Brands, Inc. (a)                                 28,900         336,107
                                                 Conn's, Inc. (a)(b)                                          4,600          73,922
                                                 Dillard's, Inc. Class A                                     26,900         311,233
                                                 Dress Barn, Inc. (a)                                        21,390         286,198
                                                 drugstore.com, Inc. (a)                                     44,100          83,790

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
----------------------------------------------------------------------------------------------------------------------------------
                                                 Ezcorp, Inc. (a)                                            18,900   $     240,975
                                                 FGX International Holdings Ltd. (a)                          5,700          45,828
                                                 FTD Group, Inc.                                              9,000         119,970
                                                 Fred's, Inc.                                                18,635         209,457
                                                 GSI Commerce, Inc. (a)                                      11,700         159,471
                                                 Gaiam, Inc. (a)                                              8,400         113,484
                                                 Genesco, Inc. (a)                                           11,238         346,917
                                                 Group 1 Automotive, Inc.                                    10,632         211,258
                                                 Gymboree Corp. (a)                                          13,558         543,269
                                                 Hibbett Sports, Inc. (a)                                    13,775         290,653
                                                 Hot Topic, Inc. (a)                                         20,781         112,425
                                                 Insight Enterprises, Inc. (a)                               22,198         260,383
                                                 Jo-Ann Stores, Inc. (a)                                     11,905         274,172
                                                 Jos. A. Bank Clothiers, Inc. (a)(b)                          8,633         230,933
                                                 Lawson Products, Inc.                                        1,988          49,263
                                                 MarineMax, Inc. (a)                                          7,600          54,492
                                                 Men's Wearhouse, Inc.                                       25,000         407,250
                                                 New York & Co. (a)                                           9,300          84,909
                                                 Overstock.com, Inc. (a)(b)                                   7,600         197,220
                                                 PC Connection, Inc. (a)                                      2,900          26,999
                                                 PC Mall, Inc. (a)                                            5,900          80,004
                                                 Pacific Sunwear of California, Inc. (a)                     32,200         274,666
                                                 The Pantry, Inc. (a)                                        10,500         111,930
                                                 The Pep Boys - Manny, Moe & Jack                            20,010         174,487
                                                 PetMed Express, Inc. (a)                                    11,900         145,775
                                                 Pier 1 Imports, Inc. (a)                                    42,299         145,509
                                                 PriceSmart, Inc.                                             6,000         118,680
                                                 Retail Ventures, Inc. (a)                                   11,800          54,280
                                                 Rush Enterprises, Inc. Class A (a)                          15,900         190,959
                                                 Russ Berrie & Co., Inc. (a)                                  6,147          48,992
                                                 Sally Beauty Co., Inc. (a)                                  41,600         268,736
                                                 School Specialty, Inc. (a)                                   9,654         287,013
                                                 Shutterfly, Inc. (a)                                        10,000         122,100
                                                 Sonic Automotive, Inc.                                      13,400         172,726
                                                 Stage Stores, Inc.                                          18,150         211,811
                                                 Stamps.com, Inc. (a)                                         7,803          97,381
                                                 Stein Mart, Inc.                                            12,024          54,228
                                                 Syms Corp.                                                   3,700          50,320
                                                 Systemax, Inc.                                               5,100          90,015
                                                 The Talbots, Inc. (b)                                       13,000         150,670
                                                 Tractor Supply Co. (a)                                      15,800         458,832
                                                 Tuesday Morning Corp. (a)                                   14,290          58,732
                                                 Tween Brands, Inc. (a)                                      12,266         201,898
                                                 Volcom, Inc. (a)                                             9,000         215,370
                                                 The Wet Seal, Inc. Class A (a)                              45,600         217,512
                                                 Zale Corp. (a)(b)                                           17,000         321,130
                                                 Zumiez, Inc. (a)(b)                                          9,800         162,484
                                                                                                                      -------------
                                                                                                                         15,270,140
----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
----------------------------------------------------------------------------------------------------------------------------------
Savings & Loan - 0.9%                            Anchor Bancorp Wisconsin, Inc.                               9,037   $      63,349
                                                 Bank Mutual Corp.                                           22,838         229,293
                                                 Berkshire Hills Bancorp, Inc.                                5,000         118,250
                                                 Brookline Bancorp, Inc.                                     28,387         271,096
                                                 Brooklyn Federal Bancorp, Inc.                               2,600          31,330
                                                 Danvers Bancorp, Inc. (a)                                    9,400         103,400
                                                 Dime Community Bancshares, Inc.                             11,449         189,023
                                                 Downey Financial Corp. (b)                                  10,000          27,700
                                                 ESSA Bancorp, Inc.                                           9,200         115,184
                                                 First Financial Holdings, Inc.                               5,626          96,655
                                                 First Financial Northwest, Inc.                             12,100         120,153
                                                 First Niagara Financial Group, Inc.                         51,653         664,258
                                                 First Place Financial Corp.                                  7,900          74,260
                                                 FirstFed Financial Corp. (a)(b)                              6,500          52,260
                                                 Flagstar Bancorp, Inc. (b)                                  20,550          61,856
                                                 Flushing Financial Corp.                                     9,775         185,236
                                                 Guaranty Financial Group, Inc. (a)                          19,400         104,178
                                                 Home Federal Bancorp, Inc.                                   4,400          43,384
                                                 IBERIABANK Corp.                                             6,450         286,832
                                                 IndyMac Bancorp, Inc.                                       55,100          34,162
                                                 Kearny Financial Corp.                                       7,900          86,900
                                                 Meridian Interstate Bancorp, Inc. (a)                        6,200          60,264
                                                 NASB Financial, Inc.                                           800          14,224
                                                 NewAlliance Bancshares, Inc.                                51,400         641,472
                                                 Northwest Bancorp, Inc.                                      7,267         158,566
                                                 OceanFirst Financial Corp.                                   5,000          90,250
                                                 Ocwen Financial Corp. (a)                                   13,265          61,682
                                                 Provident Financial Services, Inc.                          28,158         394,494
                                                 Provident New York Bancorp                                  18,989         210,018
                                                 Rockville Financial, Inc.                                    3,000          37,680
                                                 Roma Financial Corp.                                         3,200          41,920
                                                 Sterling Financial Corp.                                    23,843          98,710
                                                 United Community Financial Corp.                             9,061          33,979
                                                 ViewPoint Financial Group                                    5,200          76,544
                                                 W Holding Co., Inc. (b)                                     49,833          42,358
                                                 Westfield Financial, Inc.                                   16,612         150,339
                                                                                                                      -------------
                                                                                                                          5,071,259
----------------------------------------------------------------------------------------------------------------------------------
Scientific Equipment & Suppliers - 0.2%          Newport Corp. (a)                                           17,935         204,280
                                                 Varian, Inc. (a)                                            14,035         716,627
                                                                                                                      -------------
                                                                                                                            920,907
----------------------------------------------------------------------------------------------------------------------------------
Securities Brokerage & Services - 0.5%           Diamond Hill Investments Group (a)                           1,000          83,500
                                                 GFI Group, Inc.                                             30,700         276,607
                                                 Gladstone Investment Corp.                                  12,100          77,803
                                                 International Assets Holding Corp., Inc. (a)                 1,800          54,108
                                                 KBW, Inc. (a)(b)                                            12,400         255,192
                                                 Knight Capital Group, Inc. Class A (a)                      44,600         801,908
                                                 LaBranche & Co., Inc. (a)                                   24,300         172,044
                                                 Ladenburg Thalmann Financial Services, Inc. (a)(b)          42,900          64,779
                                                 MarketAxess Holdings, Inc. (a)                              13,200          99,792

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
----------------------------------------------------------------------------------------------------------------------------------
                                                 optionsXpress Holdings, Inc.                                20,100   $     449,034
                                                 Penson Worldwide, Inc. (a)                                   8,700         103,965
                                                 SWS Group, Inc.                                             12,006         199,420
                                                 Thomas Weisel Partners Group, Inc. (a)                       9,200          50,324
                                                                                                                      -------------
                                                                                                                          2,688,476
----------------------------------------------------------------------------------------------------------------------------------
Services: Commercial - 3.1%                      ABM Industries, Inc.                                        21,270         473,258
                                                 AMN Healthcare Services, Inc. (a)                           16,005         270,805
                                                 Administaff, Inc.                                           10,261         286,179
                                                 The Advisory Board Co. (a)                                   8,200         322,506
                                                 Ambassadors Group, Inc.                                      9,700         144,724
                                                 Angelica Corp.                                               3,300          70,191
                                                 CBIZ, Inc. (a)                                              21,253         168,961
                                                 CDI Corp.                                                    6,301         160,297
                                                 CRA International, Inc. (a)                                  5,200         187,980
                                                 Casella Waste Systems, Inc. (a)                             10,578         128,946
                                                 Chemed Corp.                                                11,272         412,668
                                                 CoStar Group, Inc. (a)                                       9,550         424,498
                                                 Coinstar, Inc. (a)                                          13,292         434,781
                                                 Cornell Cos., Inc. (a)                                       5,000         120,550
                                                 Cross Country Healthcare, Inc. (a)                          14,700         211,827
                                                 Dice Holdings, Inc. (a)                                      7,500          61,950
                                                 DynCorp. International, Inc. (a)                            10,600         160,590
                                                 Exponent, Inc. (a)                                           7,004         219,996
                                                 First Advantage Corp. Class A (a)                            5,500          87,175
                                                 Forrester Research, Inc. (a)                                 6,581         203,221
                                                 G&K Services, Inc. Class A                                   9,377         285,623
                                                 The Geo Group, Inc. (a)                                     24,200         544,500
                                                 Gevity HR, Inc.                                             11,600          62,408
                                                 Global Sources Ltd. (a)                                      8,020         121,744
                                                 Global Traffic Network, Inc. (a)                             5,100          45,594
                                                 Heidrick & Struggles International, Inc.                     8,258         228,251
                                                 Hudson Highland Group, Inc. (a)                             11,700         122,499
                                                 ICF International, Inc. (a)                                  3,700          61,494
                                                 ICT Group, Inc. (a)                                          4,100          33,620
                                                 IKON Office Solutions, Inc.                                 38,400         433,152
                                                 Jackson Hewitt Tax Service, Inc.                            13,100         160,082
                                                 Kelly Services, Inc. Class A                                13,068         252,604
                                                 Kforce, Inc. (a)                                            14,500         123,105
                                                 The Knot, Inc. (a)                                          13,400         131,052
                                                 Korn/Ferry International (a)                                21,268         334,546
                                                 Liquidity Services, Inc. (a)                                 7,700          88,781
                                                 MAXIMUS, Inc.                                                8,504         296,109
                                                 MPS Group, Inc. (a)                                         45,705         485,844
                                                 Midas, Inc. (a)                                              6,842          92,367
                                                 Monro Muffler, Inc.                                          7,550         116,950
                                                 Navigant Consulting, Inc. (a)                               23,423         458,154
                                                 Net 1 UEPS Technologies, Inc. (a)                           21,100         512,730
                                                 Nutri/System, Inc.                                          15,100         213,514
                                                 On Assignment, Inc. (a)                                     16,400         131,528

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
----------------------------------------------------------------------------------------------------------------------------------
                                                 Orbitz Worldwide, Inc. (a)                                  14,600   $      73,146
                                                 PHH Corp. (a)                                               26,364         404,687
                                                 PRG-Schultz International, Inc. (a)                          8,100          76,221
                                                 People Support, Inc. (a)                                    10,200          86,700
                                                 Perficient, Inc. (a)                                        14,500         140,070
                                                 Pre-Paid Legal Services, Inc. (a)                            3,760         152,731
                                                 The Providence Service Corp. (a)                             5,700         120,327
                                                 Regis Corp.                                                 20,400         537,540
                                                 Resources Connection, Inc.                                  22,032         448,351
                                                 Rollins, Inc.                                               19,653         291,257
                                                 Spherion Corp. (a)                                          26,029         120,254
                                                 Standard Parking Corp. (a)(b)                                4,100          74,620
                                                 Steiner Leisure Ltd. (a)                                     7,400         209,790
                                                 TeleTech Holdings, Inc. (a)                                 18,489         369,040
                                                 Tetra Tech, Inc. (a)                                        27,731         627,275
                                                 TrueBlue, Inc. (a)                                          21,022         277,701
                                                 Unifirst Corp.                                               6,600         294,756
                                                 Viad Corp.                                                   9,400         242,426
                                                 Volt Information Sciences, Inc. (a)                          6,038          71,913
                                                 Waste Connections, Inc. (a)                                 31,327       1,000,271
                                                 Waste Services, Inc. (a)                                     8,533          60,072
                                                 Watson Wyatt Worldwide, Inc.                                20,115       1,063,882
                                                 World Fuel Services Corp.                                   12,900         283,026
                                                                                                                      -------------
                                                                                                                         16,913,410
----------------------------------------------------------------------------------------------------------------------------------
Shipping - 0.9%                                  American Commercial Lines, Inc. (a)(c)                      17,300         189,089
                                                 Arlington Tankers Ltd.                                       6,000         139,320
                                                 Double Hull Tankers, Inc.                                   19,900         199,597
                                                 Eagle Bulk Shipping, Inc.                                   22,000         650,540
                                                 Genco Shipping & Trading Ltd. (b)                           10,500         684,600
                                                 General Maritime Corp.                                      12,800         332,544
                                                 Golar LNG Ltd.                                              16,800         260,232
                                                 Gulfmark Offshore, Inc. (a)                                  9,600         558,528
                                                 Horizon Lines, Inc. Class A (b)                             14,200         141,290
                                                 International Shipholding Corp. (a)                          3,300          77,352
                                                 Knightsbridge Tankers Ltd.                                   7,900         254,459
                                                 Nordic American Tanker Shipping Ltd. (b)                    16,200         628,884
                                                 Ship Finance International Ltd. (b)                         19,900         587,647
                                                 TBS International Ltd. (a)                                   5,200         207,740
                                                                                                                      -------------
                                                                                                                          4,911,822
----------------------------------------------------------------------------------------------------------------------------------
Shoes - 0.7%                                     Crocs, Inc. (a)                                             40,800         326,808
                                                 DSW, Inc. Class A (a)(b)                                     7,500          88,350
                                                 Deckers Outdoor Corp. (a)                                    6,100         849,120
                                                 The Finish Line, Inc. Class A (a)                           22,480         195,578
                                                 Iconix Brand Group, Inc. (a)                                28,100         339,448
                                                 K-Swiss, Inc. Class A                                       11,896         174,871
                                                 Kenneth Cole Productions, Inc. Class A                       4,292          54,508
                                                 Shoe Carnival, Inc. (a)                                      4,200          49,518
                                                 Skechers U.S.A., Inc. Class A (a)                           16,055         317,247
                                                 Steven Madden Ltd. (a)                                       9,068         166,670

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
----------------------------------------------------------------------------------------------------------------------------------
                                                 Timberland Co. Class A (a)                                  23,300   $     380,955
                                                 Weyco Group, Inc.                                            2,600          68,978
                                                 Wolverine World Wide, Inc.                                  23,608         629,625
                                                                                                                      -------------
                                                                                                                          3,641,676
----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.3%                                     China Precision Steel, Inc. (a)                              9,900          43,164
                                                 Esmark, Inc. (a)                                             7,200         137,664
                                                 General Steel Holdings, Inc. (a)                             3,800          59,736
                                                 Gibraltar Industries, Inc.                                  13,334         212,944
                                                 Olympic Steel, Inc.                                          4,400         334,048
                                                 Sutor Technology Group Ltd. (a)                              4,800          33,936
                                                 Universal Stainless & Alloy Products, Inc. (a)               3,100         114,824
                                                 Worthington Industries, Inc.                                30,300         621,150
                                                                                                                      -------------
                                                                                                                          1,557,466
----------------------------------------------------------------------------------------------------------------------------------
Sugar - 0.0%                                     Imperial Sugar Co. New Shares                                5,500          85,415
----------------------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment - 0.7%              Airvana, Inc. (a)                                           13,200          70,752
                                                 Applied Signal Technology, Inc.                              6,700          91,522
                                                 Arris Group, Inc. (a)                                       58,200         491,790
                                                 Audiovox Corp. Class A (a)                                   6,585          64,665
                                                 Belden, Inc.                                                20,761         703,383
                                                 Mastec, Inc. (a)                                            18,800         200,408
                                                 OpNext, Inc. (a)                                             9,100          48,958
                                                 Plantronics, Inc.                                           22,999         513,338
                                                 Polycom, Inc. (a)                                           41,500       1,010,940
                                                 Powerwave Technologies, Inc. (a)(b)                         62,377         265,102
                                                 Preformed Line Products Co.                                    800          32,248
                                                 Symmetricom, Inc. (a)                                       21,900          84,096
                                                                                                                      -------------
                                                                                                                          3,577,202
----------------------------------------------------------------------------------------------------------------------------------
Textile Products - 0.1%                          Interface, Inc. Class A                                     25,321         317,272
                                                 Unifi, Inc. (a)                                             19,300          48,636
                                                                                                                      -------------
                                                                                                                            365,908
----------------------------------------------------------------------------------------------------------------------------------
Textiles Apparel Manufacturers - 0.8%            American Apparel, Inc. (a)                                  17,400         115,710
                                                 Carter's, Inc. (a)                                          26,400         364,848
                                                 Cherokee, Inc.                                               3,600          72,540
                                                 Columbia Sportswear Co. (b)                                  6,300         231,525
                                                 G-III Apparel Group, Ltd. (a)                                6,200          76,508
                                                 J. Crew Group, Inc. (a)                                     19,970         659,210
                                                 Lululemon Athletica, Inc. (a)(b)                             8,400         244,104
                                                 Maidenform Brands, Inc. (a)                                 10,600         143,100
                                                 Oxford Industries, Inc.                                      6,542         125,279
                                                 Perry Ellis International, Inc. (a)                          5,250         111,405
                                                 Quiksilver, Inc. (a)                                        59,200         581,344
                                                 True Religion Apparel, Inc. (a)(b)                           8,400         223,860
                                                 Under Armour, Inc. Class A (a)(b)                           15,500         397,420
                                                 The Warnaco Group, Inc. (a)                                 21,500         947,505
                                                                                                                      -------------
                                                                                                                          4,294,358
----------------------------------------------------------------------------------------------------------------------------------
Tires & Rubber - 0.1%                            Cooper Tire & Rubber Co.                                    27,800         217,952
                                                 Titan International, Inc.                                   12,900         459,498
                                                                                                                      -------------
                                                                                                                            677,450
----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                                   Alliance One International, Inc. (a)                        45,955   $     234,830
                                                 Schweitzer-Mauduit International, Inc.                       7,420         125,027
                                                 Star Scientific, Inc. (a)                                   27,600          33,120
                                                 Universal Corp.                                             12,856         581,348
                                                 Vector Group Ltd. (b)                                       14,944         241,047
                                                                                                                      -------------
                                                                                                                          1,215,372
----------------------------------------------------------------------------------------------------------------------------------
Toys - 0.2%                                      Jakks Pacific, Inc. (a)                                     13,030         284,706
                                                 Leapfrog Enterprises, Inc. (a)                              15,646         130,175
                                                 Marvel Entertainment, Inc. (a)                              23,000         739,220
                                                                                                                      -------------
                                                                                                                          1,154,101
----------------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous - 0.3%              CAI International, Inc. (a)                                  4,000          69,600
                                                 Celadon Group, Inc. (a)                                     10,400         103,896
                                                 Dynamex, Inc. (a)                                            4,400         117,964
                                                 HUB Group, Inc. Class A (a)                                 17,500         597,275
                                                 Odyssey Marine Exploration, Inc. (a)(b)                     19,100          75,827
                                                 Pacer International, Inc.                                   16,500         354,915
                                                 Textainer Group Holdings Ltd.                                4,300          83,979
                                                 Ultrapetrol Bahamas Ltd. (a)                                12,500         157,625
                                                                                                                      -------------
                                                                                                                          1,561,081
----------------------------------------------------------------------------------------------------------------------------------
Truckers - 0.6%                                  Arkansas Best Corp.                                         11,041         404,542
                                                 Forward Air Corp.                                           13,632         471,667
                                                 Heartland Express, Inc.                                     26,473         394,712
                                                 Knight Transportation, Inc. (b)                             26,862         491,575
                                                 Marten Transport Ltd. (a)                                    6,850         109,395
                                                 Old Dominion Freight Line, Inc. (a)                         13,125         394,013
                                                 Patriot Transportation Holding, Inc. (a)                       500          40,000
                                                 Saia, Inc. (a)                                               6,381          69,681
                                                 Universal Truckload Services, Inc. (a)                       1,800          39,636
                                                 Werner Enterprises, Inc.                                    21,200         393,896
                                                 YRC Worldwide, Inc. (a)                                     27,900         414,873
                                                                                                                      -------------
                                                                                                                          3,223,990
----------------------------------------------------------------------------------------------------------------------------------
Utilities: Cable TV & Radio - 0.0%               Mediacom Communications Corp. Class A (a)                   21,800         116,412
----------------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical - 1.8%                     Allete, Inc.                                                12,266         515,172
                                                 Avista Corp.                                                25,875         555,277
                                                 Black Hills Corp.                                           18,100         580,286
                                                 CH Energy Group, Inc.                                        7,489         266,384
                                                 Central Vermont Public Service Corp.                         4,800          92,976
                                                 Cleco Corp.                                                 28,567         666,468
                                                 El Paso Electric Co. (a)                                    21,208         419,918
                                                 The Empire District Electric Co.                            15,968         296,047
                                                 IDACORP, Inc.                                               21,300         615,357
                                                 ITC Holdings Corp.                                          23,300       1,190,863
                                                 MGE Energy, Inc.                                            10,845         353,764
                                                 NorthWestern Corp.                                          19,000         482,980
                                                 Otter Tail Corp.                                            14,086         546,959
                                                 PNM Resources, Inc.                                         36,500         436,540
                                                 Pike Electric Corp. (a)                                      6,900         114,609
                                                 Portland General Electric Co.                               29,600         666,592
                                                 UIL Holdings Corp.                                          11,967         351,949

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
----------------------------------------------------------------------------------------------------------------------------------
                                                 Unisource Energy Corp.                                      16,383   $     508,037
                                                 Westar Energy, Inc.                                         49,500       1,064,745
                                                                                                                      -------------
                                                                                                                          9,724,923
----------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors - 1.0%               Chesapeake Utilities Corp.                                   3,800          97,736
                                                 EnergySouth, Inc.                                            2,900         142,274
                                                 The Laclede Group, Inc.                                     10,748         433,897
                                                 New Jersey Resources Corp.                                  19,861         648,462
                                                 Nicor, Inc.                                                 21,300         907,167
                                                 Northwest Natural Gas Co.                                   12,499         578,204
                                                 Piedmont Natural Gas Co. (b)                                34,600         905,136
                                                 South Jersey Industries, Inc.                               14,432         539,180
                                                 Southwest Gas Corp.                                         20,390         606,195
                                                 WGL Holdings, Inc.                                          23,300         809,442
                                                                                                                      -------------
                                                                                                                          5,667,693
----------------------------------------------------------------------------------------------------------------------------------
Utilities: Miscellaneous - 0.1%                  Aquila, Inc. (a)                                           177,000         667,290
----------------------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications - 1.1%             Alaska Communications Systems Group, Inc. (b)               20,600         245,964
                                                 Atlantic Tele-Network, Inc.                                  4,400         121,044
                                                 Centennial Communications Corp. (a)                         33,326         232,949
                                                 Cincinnati Bell, Inc. (a)                                  115,300         458,894
                                                 Consolidated Communications Holdings, Inc.                  10,735         159,844
                                                 FairPoint Communications, Inc.                              42,293         304,933
                                                 FiberTower Corp. (a)(b)                                     46,850          65,590
                                                 General Communication, Inc. Class A (a)                     23,739         163,087
                                                 Global Crossing Ltd. (a)(b)                                 12,700         227,838
                                                 Globalstar, Inc. (a)(b)                                     22,800          64,524
                                                 Hungarian Telephone & Cable Corp. (a)                        1,200          21,888
                                                 ICO Global Communications Holdings Ltd. (a)(b)              46,400         151,264
                                                 IDT Corp. Class B                                           18,200          30,940
                                                 Ibasis, Inc.                                                10,600          34,768
                                                 Iowa Telecommunications Services, Inc.                      15,200         267,672
                                                 iPCS, Inc. (a)                                               8,100         240,003
                                                 NTELOS Holdings Corp.                                       14,000         355,180
                                                 Neutral Tandem, Inc. (a)                                     8,400         147,000
                                                 ORBCOMM, Inc. (a)                                           12,200          69,540
                                                 PAETEC Holding Corp. (a)                                    57,920         367,792
                                                 Premiere Global Services, Inc. (a)                          29,000         422,820
                                                 RCN Corp.                                                   18,700         201,586
                                                 Rural Cellular Corp. Class A (a)                             6,300         280,413
                                                 Shenandoah Telecom Co.                                      10,300         134,106
                                                 TW Telecom, Inc. (a)(b)                                     69,500       1,114,085
                                                 USA Mobility, Inc.                                          11,020          83,201
                                                 Virgin Mobile USA, Inc. (a)                                 10,600          29,150
                                                                                                                      -------------
                                                                                                                          5,996,075
----------------------------------------------------------------------------------------------------------------------------------
Utilities: Water - 0.2%                          American States Water Co.                                    8,185         285,984
                                                 California Water Service Group                               9,196         301,353
                                                 Connecticut Water Service, Inc.                              4,600         103,040
                                                 Consolidated Water Co., Inc.                                 6,700         132,660
                                                 Middlesex Water Co.                                          7,100         117,789

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
----------------------------------------------------------------------------------------------------------------------------------
                                                 SJW Corp.                                                    6,448   $     170,227
                                                 Southwest Water Co. (b)                                     11,383         114,057
                                                                                                                      -------------
                                                                                                                          1,225,110
----------------------------------------------------------------------------------------------------------------------------------
Wholesalers - 0.2%                               Brightpoint, Inc. (a)                                       23,630         172,498
                                                 Chindex International Inc. (a)                               5,800          85,086
                                                 Houston Wire & Cable Co. (b)                                 8,900         177,110
                                                 MWI Veterinary Supply, Inc. (a)                              5,200         172,172
                                                 Prestige Brands Holdings, Inc. (a)                          14,500         154,570
                                                 United Stationers, Inc. (a)                                 11,469         423,780
                                                                                                                      -------------
                                                                                                                          1,185,216
----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Common Stocks - 91.5%                                            496,365,284
----------------------------------------------------------------------------------------------------------------------------------
                                                 Exchange-Traded Funds
----------------------------------------------------------------------------------------------------------------------------------
                                                 iShares Russell 2000 Index Fund (b)                         67,164       4,636,331
----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Exchange-Traded Funds - 0.9%                                       4,636,331
----------------------------------------------------------------------------------------------------------------------------------
                                                 Mutual Funds
----------------------------------------------------------------------------------------------------------------------------------
                                                 BlackRock Kelso Capital Corp. (d)                            4,100          38,786
                                                 Gladstone Capital Corp. (b)                                  9,600         146,304
                                                 Hercules Technology Growth Capital, Inc.                    15,200         135,736
                                                 Kayne Anderson Energy Development Co.                        4,700         107,865
                                                 Patriot Capital Funding, Inc.                                9,800          61,250
                                                 Pennantpark Investment Corp.                                 8,500          61,285
                                                 Prospect Capital Corp.                                      12,000         158,160
----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Mutual Funds - 0.1%                                                  709,386
----------------------------------------------------------------------------------------------------------------------------------
                                                 Warrants (e)
----------------------------------------------------------------------------------------------------------------------------------
Communications Technology - 0.0%                 Lantronix, Inc. (expires 2/09/11)                              138              --
----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Warrants - 0.0%                                                           --
----------------------------------------------------------------------------------------------------------------------------------
                                                 Other Interests (f)
----------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 0.0%                      PetroCorp Inc. (Escrow Shares) (a)(g)                          500              --
----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Other Interests - 0.0%                                                    --
----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Long-Term Investments
                                                 (Cost - $493,391,561) - 92.5%                                          501,711,001
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Beneficial
                                                                                                          Interest
                                                 Short-Term Securities                                     (000)
----------------------------------------------------------------------------------------------------------------------------------
                                                 BlackRock Liquidity Series, LLC Cash Sweep
                                                 Series, 2.56% (d)(h)                                      $ 34,422      34,421,562
                                                 BlackRock Liquidity Series, LLC
                                                 Money Market Series, 2.70% (d)(h)(i)                        64,589      64,588,600
----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Short-Term Securities
                                                 (Cost - $99,010,162) - 18.2%                                            99,010,162
----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Investments
                                                 (Cost - $592,401,723*) - 110.7%                                        600,721,163

                                                 Liabilities in Excess of Other Assets - (10.7%)                        (57,908,928)
                                                                                                                      -------------
                                                 Net Assets - 100.0%                                                  $ 542,812,235
                                                                                                                      =============

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)

* The cost and unrealized appreciation (depreciation) of investments, as of June 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 598,304,091
                                                                  =============
      Gross unrealized appreciation                               $  79,863,244
      Gross unrealized depreciation                                 (77,446,172)
                                                                  -------------
      Net unrealized appreciation                                 $   2,417,072
                                                                  =============

(a)   Non-income producing security.
(b)   Security, or a portion of security, is on loan.
(c) All or a portion of security pledged as collateral in connection with open financial futures contracts.
(d) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -----------------------------------------------------------------------------------------------
                                                                                           Interest/
                                           Purchase          Sale           Realized        Dividend
      Affiliate                              Cost            Cost             Loss           Income
      -----------------------------------------------------------------------------------------------
      Anthracite Capital, Inc.                    --     $   120,735      $   (48,521)    $    17,439
      BlackRock Kelso Capital Corp.      $    15,517     $     6,168      $      (524)    $     2,279
      BlackRock Liquidity Series, LLC
           Cash Sweep Series             $ 1,194,769*             --               --     $   378,995
      BlackRock Liquidity Series, LLC
           Money Market Series                    --     $19,220,217**             --     $   597,824
      -----------------------------------------------------------------------------------------------
      *  Represents net purchase cost.
      ** Represents net sale cost.

(e) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(f) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(g)   Security is fair valued.
(h)   Represents the current yield as of report date.
(i)   Security was purchased with the cash proceeds from securities loans.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
o Financial futures contracts purchased as of June 30, 2008, were as follows:

      --------------------------------------------------------------------------------------
                                             Expiration           Face          Unrealized
      Contracts          Issue                  Date              Value        Depreciation
      --------------------------------------------------------------------------------------
        603         Russell 2000 Index     September 2008      $43,948,831     $ (2,239,321)
      --------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)

o Effective January 1, 2008, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities

            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series' own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series' policy regarding valuation of investments and other significant accounting policies, please refer to the Series' most recent financial statements as contained in its semiannual report.

      The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Series' investments:

            --------------------------------------------------------------------
            Valuation                     Investments in         Other Financial
            Inputs                          Securities            Instruments*
            --------------------------------------------------------------------
            Level 1                       $ 501,711,001           $ (2,239,321)
            Level 2                          99,010,162                     --
            Level 3                                  --                     --
            --------------------------------------------------------------------
            Total                         $ 600,721,163           $ (2,239,321)
            ====================================================================
            * Other financial instruments are futures.

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
----------------------------------------------------------------------------------------------------------------------------------
Australia - 6.6%
----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.0%                     Toll Holdings Ltd.                                        51,423   $     297,563
----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                                    Qantas Airways Ltd.                                       78,155         227,753
----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.1%                                   Coca-Cola Amatil Ltd.                                     47,908         321,956
                                                   Foster's Group Ltd.                                      163,017         792,499
                                                   Lion Nathan Ltd.                                          15,978         130,888
                                                                                                                      -------------
                                                                                                                          1,245,343
----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.2%                               CSL Ltd.                                                  46,221       1,582,193
----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.1%                             Macquarie Group Ltd.                                      23,007       1,071,104
                                                   Perpetual Trustees Australia Ltd.                          1,777          72,848
                                                                                                                      -------------
                                                                                                                          1,143,952
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.2%                                   Incitec Pivot Ltd.                                         5,084         900,226
                                                   Orica Ltd.                                                26,833         753,138
                                                                                                                      -------------
                                                                                                                          1,653,364
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.4%                            Australia & New Zealand Banking Group Ltd.               161,110       2,895,576
                                                   Bendigo and Adelaide Bank Ltd.                            20,287         212,594
                                                   Commonwealth Bank of Australia Ltd.                      108,474       4,182,715
                                                   National Australia Bank Ltd.                             134,118       3,405,466
                                                   St. George Bank Ltd.                                      49,425       1,286,054
                                                   Westpac Banking Corp.                                    157,278       3,020,841
                                                                                                                      -------------
                                                                                                                         15,003,246
----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies -                   Brambles Ltd.                                            118,200         989,327
0.1%
----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.1%                  Boart Longyear Group                                      92,485         197,758
                                                   Leighton Holdings Ltd.                                    11,587         564,227
                                                                                                                      -------------
                                                                                                                            761,985
----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.0%                      Boral Ltd.                                                36,024         195,145
                                                   James Hardie Industries NV                                31,616         128,365
                                                                                                                      -------------
                                                                                                                            323,510
----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.0%                      Amcor Ltd.                                                73,767         357,365
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.1%              Australian Stock Exchange Ltd.                            14,370         432,680
                                                   Babcock & Brown Ltd.                                      19,766         141,912
                                                                                                                      -------------
                                                                                                                            574,592
----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.1%      Telstra Corp. Ltd.                                       356,892       1,450,188
----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.1%                 WorleyParsons Ltd.                                        12,182         441,398
----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.5%                    Metcash Ltd.                                              77,470         274,837
                                                   Wesfarmers Ltd.                                           65,311       2,337,879
                                                   Woolworths Ltd.                                          101,743       2,384,338
                                                                                                                      -------------
                                                                                                                          4,997,054
----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.0%                               Goodman Fielder Ltd.                                      77,271         104,114
----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 0.0%            Cochlear Ltd.                                              3,403         142,927
----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 0.0%            Sonic Healthcare Ltd.                                     28,196         393,734
----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.1%               Aristocrat Leisure Ltd.                                   22,855         140,375
                                                   Crown Ltd.                                                33,445         297,507
                                                   Tabcorp Holdings Ltd.                                     44,270         416,248
                                                   Tatts Group Ltd.                                          98,432         222,059
                                                                                                                      -------------
                                                                                                                          1,076,189
----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.0%                                 Computershare Ltd.                                        33,896         298,778
----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.0%                    CSR Ltd.                                                  92,805   $     217,693
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.5%                                   AMP Ltd.                                                 157,866       1,010,844
                                                   AXA Asia Pacific Holdings Ltd.                            60,500         271,264
                                                   Insurance Australia Group Ltd.                           155,117         516,884
                                                   QBE Insurance Group Ltd.                                  74,439       1,600,526
                                                   Suncorp-Metway Ltd.                                       78,601         984,960
                                                                                                                      -------------
                                                                                                                          4,384,478
----------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                                       Fairfax Media Ltd.                                       118,923         334,087
----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.9%                             Alumina Ltd.                                              96,761         439,251
                                                   BHP Billiton Ltd.                                        278,546      11,855,039
                                                   BlueScope Steel Ltd.                                      63,171         686,410
                                                   Fortescue Metals Group Ltd. (a)                          103,496       1,175,824
                                                   Newcrest Mining Ltd.                                      38,108       1,057,612
                                                   OneSteel Ltd.                                             59,500         424,122
                                                   Oxiana Ltd.                                              116,557         291,900
                                                   Oxiana Ltd. (a)                                          133,006         332,791
                                                   Rio Tinto Ltd.                                            23,469       3,036,599
                                                   Sims Group Ltd.                                           13,146         525,683
                                                                                                                      -------------
                                                                                                                         19,825,231
----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.1%                             AGL Energy Ltd.                                           37,478         513,388
----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.0%                            Harvey Norman Holdings Ltd.                               44,194         130,789
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.5%                 Caltex Australia Ltd.                                     12,081         150,952
                                                   Origin Energy Ltd.                                        73,855       1,142,657
                                                   Paladin Resources Ltd. (a)                                37,373         228,183
                                                   Santos Ltd.                                               49,605       1,021,742
                                                   Woodside Petroleum Ltd.                                   40,426       2,612,989
                                                                                                                      -------------
                                                                                                                          5,156,523
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) - 0.4%       CFS Retail Property Trust                                125,236         222,196
                                                   DB RREEF Trust                                           198,135         262,298
                                                   General Property Trust                                   180,508         384,637
                                                   Goodman Group                                            132,736         393,226
                                                   Macquarie Office Trust                                   106,454          79,432
                                                   Mirvac Group                                              91,272         259,217
                                                   Stockland                                                124,859         645,622
                                                   Westfield Group                                          147,043       2,297,645
                                                                                                                      -------------
                                                                                                                          4,544,273
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management & Development - 0.0%        Lend Lease Corp., Ltd.                                    31,385         287,561
----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.0%                                 Asciano Group                                             48,559         161,524
----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.0%            Billabong International Ltd.                               8,070          83,456
----------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.1%               Macquarie Airports Group                                  62,088         122,807
                                                   Macquarie Infrastructure Group                           211,459         470,501
                                                   Transurban Group                                          91,476         371,885
                                                                                                                      -------------
                                                                                                                            965,193
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Australia                                      69,668,771
----------------------------------------------------------------------------------------------------------------------------------
Austria - 0.6%
----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.0%                           Wienerberger AG                                            7,093         296,577
----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.2%                            Erste Bank der Oesterreichischen
                                                       Sparkassen AG                                         16,354   $   1,011,441
                                                   Raiffeisen International Bank Holding AG                   4,676         594,093
                                                                                                                      -------------
                                                                                                                          1,605,534
----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.0%                  Strabag SE                                                 4,955         384,972
----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.1%      Telekom Austria AG                                        29,835         646,488
----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.0%                          Verbund - Oesterreichische
                                                       Elektrizitaetswirtschafts AG                           5,715         510,318
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.0%                                   Vienna Insurance Group                                     2,331         153,600
----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.0%                                   Andritz AG                                                 3,293         206,552
----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%                             Voestalpine AG                                             9,930         812,626
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.1%                 OMV AG                                                    14,158       1,106,170
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management & Development - 0.1%        IMMOFINANZ Immobilien Anlagen AG                          40,164         413,531
                                                   Immoeast Immobilien Anlagen AG (a)                        29,872         264,172
                                                   Meinl European Land Ltd. (a)                              21,504         241,097
                                                                                                                      -------------
                                                                                                                            918,800
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Austria                                         6,641,637
----------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.0%
----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.1%                                   InBev NV                                                  15,827       1,094,298
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.1%                                   Solvay SA                                                  5,101         664,561
                                                   Umicore SA                                                10,698         526,167
                                                                                                                      -------------
                                                                                                                          1,190,728
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.2%                            Dexia NV                                                  45,572         725,592
                                                   KBC Bancassurance Holding                                 13,661       1,510,110
                                                                                                                      -------------
                                                                                                                          2,235,702
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.4%              Fortis                                                   176,293       2,800,321
                                                   Groupe Bruxelles Lambert SA                                6,949         823,927
                                                   KBC Ancora                                                 3,067         267,067
                                                   Nationale A Portefeuille                                   3,872         289,051
                                                                                                                      -------------
                                                                                                                          4,180,366
----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.1%      Belgacom SA                                               14,630         627,654
----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.1%                    Colruyt SA                                                 1,112         293,125
                                                   Delhaize Group                                             8,553         572,867
                                                                                                                      -------------
                                                                                                                            865,992
----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.0%                             UCB SA                                                     8,700         320,957
----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.0%         Mobistar SA                                                2,394         193,239
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Belgium                                        10,708,936
----------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.1%                 SeaDrill Ltd.                                             24,080         734,996
----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.0%                                      Pacific Basin Shipping Ltd.                              110,713         158,417
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.1%                 Mongolia Energy Co. Ltd. (a)                             317,000         612,561
----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.0%            C C Land Holdings Ltd.                                    74,888          46,623
                                                   Yue Yuen Industrial Holdings Ltd.                         33,785          80,268
                                                                                                                      -------------
                                                                                                                            126,891
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Bermuda                                         1,632,865
----------------------------------------------------------------------------------------------------------------------------------
Cayman Islands - 0.0%
----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.0%                    Foxconn International Holdings Ltd. (a)                  148,529         144,112
----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.0%                            Lifestyle International Holdings Ltd.                     32,013   $      45,087
----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.0%                     Lee & Man Paper Manufacturing Ltd.                        38,000          56,694
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in the Cayman Islands                                245,893
----------------------------------------------------------------------------------------------------------------------------------
Denmark - 1.0%
----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.1%                                   Carlsberg A/S                                              6,199         597,148
----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.0%                           Rockwool International AS                                    388          49,674
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.0%                                   Novozymes A/S Class B                                      4,067         366,139
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.1%                            Danske Bank A/S                                           39,051       1,124,464
                                                   Jyske Bank (a)                                             3,300         196,360
                                                   Sydbank A/S                                                4,047         153,810
                                                                                                                      -------------
                                                                                                                          1,474,634
----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.1%                  FLS Industries A/S Class B                                 4,667         509,899
----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.2%                        Vestas Wind Systems A/S (a)                               15,709       2,045,264
----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.0%                               Danisco A/S                                                4,513         289,341
----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 0.0%            Coloplast A/S Class B                                      1,521         132,121
                                                   William Demant Holding (a)                                 1,330          87,347
                                                                                                                      -------------
                                                                                                                            219,468
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.0%                                   Topdanmark A/S (a)                                         1,551         233,379
                                                   TrygVesta A/S                                              2,219         156,623
                                                                                                                      -------------
                                                                                                                            390,002
----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.2%                                      A P Moller - Maersk A/S                                      145       1,769,526
----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.3%                             Novo-Nordisk A/S B                                        39,027       2,569,168
----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.0%                                 Dsv A/S                                                   17,556         418,818
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Denmark                                        10,699,081
----------------------------------------------------------------------------------------------------------------------------------
Finland - 1.5%
----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.1%                             Nokian Renkaat Oyj                                         9,015         427,600
----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.8%                    Nokia Oyj                                                334,503       8,176,242
----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.0%                  YIT Oyj                                                    9,716         242,618
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.0%              OKO Bank                                                   6,121         105,669
----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.0%      Elisa Corp.                                               13,141         274,269
----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.2%                          Fortum Oyj                                                37,845       1,915,549
----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.0%                    Kesko Oyj Class B                                          6,235         200,625
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.1%                                   Sampo Oyj                                                 36,901         926,980
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.1%                                   Cargotec Corp. Class B                                     1,911          66,116
                                                   Kone Oyj Class B                                          12,064         421,708
                                                   Metso Oyj                                                 11,056         500,405
                                                   Wartsila Oyj                                               7,230         451,461
                                                                                                                      -------------
                                                                                                                          1,439,690
----------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                                       SanomaWSOY Oyj (Class B)                                   4,060          89,822
----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%                             Outokumpu Oyj                                             10,968         381,142
                                                   Rautaruukki Oyj                                            7,296         331,193
                                                                                                                      -------------
                                                                                                                            712,335
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.0%                 Neste Oil Oyj                                             11,159         327,069
----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.1%                     Stora Enso Oyj Class R                                    49,845         464,390
                                                   UPM-Kymmene Oyj                                           45,154         735,737
                                                                                                                      -------------
                                                                                                                          1,200,127
----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.0%                             Orion Oyj                                                  4,698          93,306
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Finland                                        16,131,901
----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
----------------------------------------------------------------------------------------------------------------------------------
France - 9.7%
----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.1%                         European Aeronautic Defense and Space Co.                 27,823   $     524,225
                                                   Safran SA                                                 13,512         260,610
                                                   Thales SA                                                  7,784         442,769
                                                   Zodiac SA                                                  3,520         161,036
                                                                                                                      -------------
                                                                                                                          1,388,640
----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                                    Air France-KLM                                            11,791         281,249
----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.1%                             Compagnie Generale des Etablissements Michelin            12,241         875,307
                                                   Valeo SA                                                   6,460         206,770
                                                                                                                      -------------
                                                                                                                          1,082,077
----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.2%                                 Peugeot SA                                                13,117         708,477
                                                   Renault SA                                                15,630       1,272,075
                                                                                                                      -------------
                                                                                                                          1,980,552
----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.1%                                   Pernod-Ricard SA                                          14,007       1,429,347
----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.1%                           Cie de Saint-Gobain SA                                    23,631       1,463,487
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.3%                                   Air Liquide                                               20,934       2,755,994
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.1%                            BNP Paribas SA                                            67,732       6,097,042
                                                   Credit Agricole SA                                        75,125       1,525,072
                                                   Natixis                                                   39,544         435,296
                                                   Societe Generale SA                                       38,449       3,333,498
                                                                                                                      -------------
                                                                                                                         11,390,908
----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.0%              Bureau Veritas SA                                          4,034         239,112
                                                   Societe BIC SA                                             1,668          87,079
                                                                                                                      -------------
                                                                                                                            326,191
----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.1%                    Alcatel SA                                               188,710       1,139,216
----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.4%                  Bouygues                                                  21,148       1,395,280
                                                   Eiffage                                                    3,519         240,332
                                                   Vinci SA                                                  34,773       2,123,381
                                                                                                                      -------------
                                                                                                                          3,758,993
----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.2%                      Imerys SA                                                  2,195         158,503
                                                   Lafarge SA                                                12,451       1,898,624
                                                                                                                      -------------
                                                                                                                          2,057,127
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.0%              Eurazeo                                                    2,508         266,877
----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.4%      France Telecom SA                                        151,335       4,438,218
----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.2%                          Electricite de France SA                                  17,700       1,676,740
----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%                        Alstom                                                     9,099       2,086,457
                                                   Legrand Promesses                                          9,435         237,419
                                                   Schneider Electric SA                                     18,556       1,996,226
                                                                                                                      -------------
                                                                                                                          4,320,102
----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.1%                 Compagnie Generale de Geophysique SA (a)                  11,135         525,719
                                                   Technip SA                                                 8,673         800,341
                                                                                                                      -------------
                                                                                                                          1,326,060
----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.3%                    Carrefour SA                                              53,842       3,034,962
                                                   Casino Guichard Perrachon SA                               3,867         436,698
                                                                                                                      -------------
                                                                                                                          3,471,660
----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.3%                               Groupe Danone                                             35,856       2,508,997
----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.1%                               Gaz de France SA                                          15,449         989,178
----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 0.1%            Cie Generale d'Optique Essilor International SA           16,807       1,025,217
----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.2%               Accor SA                                                  16,758   $   1,113,234
                                                   Sodexho Alliance SA                                        8,226         538,143
                                                                                                                      -------------
                                                                                                                          1,651,377
----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.1%                                 Atos Origin SA                                             5,960         328,304
                                                   Cap Gemini SA                                             12,105         709,686
                                                                                                                      -------------
                                                                                                                          1,037,990
----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.0%                    Wendel                                                     2,643         267,591
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.4%                                   AXA SA                                                   127,617       3,760,353
                                                   CNP Assurances                                             3,217         362,707
                                                   Scor SE                                                   12,592         286,719
                                                                                                                      -------------
                                                                                                                          4,409,779
----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.2%                                   Vallourec SA                                               4,610       1,612,259
----------------------------------------------------------------------------------------------------------------------------------
Media - 0.5%                                       Eutelsat Communications                                    8,923         247,525
                                                   JC Decaux SA                                               5,607         142,129
                                                   Lagardere S.C.A.                                          10,378         587,070
                                                   M6-Metropole Television SA                                 2,542          54,696
                                                   PagesJaunes Groupe SA                                     10,464         153,050
                                                   Publicis Groupe                                           12,245         395,079
                                                   Societe Television Francaise 1                            11,261         187,464
                                                   Vivendi SA                                                96,342       3,632,710
                                                                                                                      -------------
                                                                                                                          5,399,723
----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.0%                             Eramet                                                       485         479,355
----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.8%                             Suez SA                                                   86,754       5,880,853
                                                   Veolia Environnement SA                                   32,523       1,815,672
                                                                                                                      -------------
                                                                                                                          7,696,525
----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.1%                            Pinault-Printemps-Redoute                                  6,585         726,936
----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.0%                          Neopost SA                                                 2,619         276,121
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 1.4%                 Total SA                                                 179,986      15,320,161
----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.2%                           L'Oreal SA                                                20,048       2,174,536
----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.5%                             Sanofi-Aventis                                            85,065       5,652,487
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) - 0.2%       Gecina SA                                                    839         101,400
                                                   ICADE                                                      1,182         137,849
                                                   Klepierre                                                  6,044         303,007
                                                   Unibail - Rodamco                                          7,132       1,642,340
                                                                                                                      -------------
                                                                                                                          2,184,596
----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 0.1%    STMicroelectronics NV                                     58,516         605,385
----------------------------------------------------------------------------------------------------------------------------------
Software - 0.0%                                    Dassault Systemes SA                                       5,132         311,549
----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.4%            Christian Dior SA                                          5,025         516,182
                                                   Hermes International                                       5,893         925,312
                                                   LVMH Moet Hennessy Louis Vuitton SA                       20,614       2,150,392
                                                                                                                      -------------
                                                                                                                          3,591,886
----------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.0%               Aeroports de Paris                                         2,398         223,761
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in France                                        102,698,847
----------------------------------------------------------------------------------------------------------------------------------
Germany - 8.7%
----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.2%                     Deutsche Post AG                                          73,022       1,906,545
----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                                    Deutsche Lufthansa AG                                     21,078         454,144
----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.1%                             Continental AG                                            13,141       1,352,592
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 1.0%                                 Bayerische Motoren Werke AG                               29,270       1,406,328
                                                   Bayerische Motoren Werke AG (Preference Shares)            5,309         210,895

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
----------------------------------------------------------------------------------------------------------------------------------
                                                   DaimlerChrysler AG                                        75,625   $   4,690,714
                                                   Porsche Automobil Holding SE (Preference Shares)           7,432       1,144,373
                                                   Volkswagen AG                                             12,193       3,521,939
                                                                                                                      -------------
                                                                                                                         10,974,249
----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.3%                             Deutsche Bank AG Registered Shares                        41,763       3,605,193
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.4%                                   BASF SE                                                   80,438       5,543,913
                                                   Bayer AG                                                  64,499       5,426,846
                                                   K+S AG                                                     3,152       1,814,800
                                                   Linde AG                                                  11,564       1,624,288
                                                   Wacker Chemie AG                                           1,462         305,426
                                                                                                                      -------------
                                                                                                                         14,715,273
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.2%                            Commerzbank AG                                            53,339       1,584,589
                                                   Deutsche Postbank AG                                       7,089         623,223
                                                   Hypo Real Estate Holding AG                               12,644         355,769
                                                                                                                      -------------
                                                                                                                          2,563,581
----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.1%                  Bilfinger Berger AG                                        3,103         269,073
                                                   Hochtief AG                                                3,582         363,338
                                                                                                                      -------------
                                                                                                                            632,411
----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.0%                      HeidelbergCement AG                                        2,346         340,227
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.2%              Deutsche Boerse AG                                        16,830       1,902,471
----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.4%      Deutsche Telekom AG                                      234,290       3,840,074
----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.0%                          E.ON AG                                                   53,136      10,709,279
----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.1%                        Q-Cells AG (a)                                             5,381         545,103
                                                   Solarworld AG                                              7,042         335,112
                                                                                                                      -------------
                                                                                                                            880,215
----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.1%                    Metro AG                                                   9,612         613,196
----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 0.1%            Fresenius AG                                               2,764         239,318
                                                   Fresenius AG (Preference Shares)                           7,120         615,165
                                                                                                                      -------------
                                                                                                                            854,483
----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 0.1%            Celesio AG                                                 5,644         203,853
                                                   Fresenius Medical Care AG                                 16,184         891,693
                                                                                                                      -------------
                                                                                                                          1,095,546
----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.0%               TUI AG                                                    18,404         426,052
----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.0%                          Henkel KGaA                                               11,896         446,067
----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.8%                    Rheinmetall AG                                             3,381         244,057
                                                   Siemens AG                                                72,270       8,011,879
                                                                                                                      -------------
                                                                                                                          8,255,936
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.9%                                   Allianz AG Registered Shares                              37,418       6,581,962
                                                   Hannover Rueckversicherung AG
                                                       Registered Shares                                      5,981         294,613
                                                   Muenchener Rueckversicherungs AG
                                                       Registered Shares                                     17,074       2,994,681
                                                                                                                      -------------
                                                                                                                          9,871,256
----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.0%                United Internet AG                                        12,467         245,622
----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.2%                                   MAN AG                                                     9,016         999,737
                                                   MG Technologies AG                                        13,751         485,511
                                                                                                                      -------------
                                                                                                                          1,485,248
----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.3%                             Salzgitter AG                                              3,503   $     641,707
                                                   ThyssenKrupp AG                                           30,739       1,928,403
                                                                                                                      -------------
                                                                                                                          2,570,110
----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.4%                             RWE AG                                                    36,869       4,654,941
----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.0%                            KarstadtQuelle AG (a)                                      5,125          59,661
----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.1%                           Beiersdorf AG                                              6,815         500,328
----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.1%                             Merck KGaA                                                 5,518         784,120
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management & Development - 0.0%        IVG Immobilien AG                                          8,435         166,141
----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 0.1%    Infineon Technologies AG (a)                              67,051         581,974
----------------------------------------------------------------------------------------------------------------------------------
Software - 0.4%                                    SAP AG                                                    72,131       3,775,158
----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.1%            Adidas-Salomon AG                                         17,332       1,091,447
                                                   Puma AG Rudolf Dassler Sport                                 573         191,892
                                                                                                                      -------------
                                                                                                                          1,283,339
----------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.0%               Fraport AG                                                 3,687         249,889
                                                   Hamburger Hafen und Logistik AG                            2,544         197,603
                                                                                                                      -------------
                                                                                                                            447,492
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Germany                                        91,992,924
----------------------------------------------------------------------------------------------------------------------------------
Greece - 0.6%
----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.0%                                   Coca-Cola Hellenic Bottling Co. SA                        12,150         330,567
----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.0%                             Marfin Investment Group SA                                61,994         490,465
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.4%                            Alpha Bank AE                                             32,468         982,924
                                                   EFG Eurobank Ergasias SA                                  27,217         648,057
                                                   National Bank of Greece SA                                43,101       1,939,843
                                                   Piraeus Bank SA                                           27,775         755,935
                                                                                                                      -------------
                                                                                                                          4,326,759
----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.0%                      Titan Cement Co. SA                                        3,439         136,568
----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.1%      Hellenic Telecommunications Organization SA               23,011         579,677
----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.0%                          Public Power Corp.                                         9,295         322,398
----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.1%               OPAP SA                                                   19,276         674,447
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.0%                 Hellenic Petroleum SA                                      6,553          90,061
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Greece                                          6,950,942
----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 2.0%
----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                                    Cathay Pacific Airways Ltd.                              121,263         230,965
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.3%                            BOC Hong Kong Holdings Ltd.                              315,900         837,365
                                                   Bank of East Asia Ltd.                                   121,339         659,716
                                                   CITIC International Financial Holdings Ltd.              216,000         165,310
                                                   Hang Seng Bank Ltd.                                       65,553       1,384,094
                                                   Wing Hang Bank Ltd.                                       10,500         139,055
                                                   Wing Lung Bank                                             9,000         176,786
                                                                                                                      -------------
                                                                                                                          3,362,326
----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                                Li & Fung Ltd.                                           191,990         579,322
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.1%              Hong Kong Exchanges and Clearing Ltd.                     87,348       1,279,536
----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.0%      PCCW Ltd.                                                364,195         220,570
----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.2%                          CLP Holdings Ltd.                                        181,687   $   1,558,112
                                                   Cheung Kong Infrastructure Holdings Ltd.                  28,500         120,760
                                                   HongKong Electric Holdings Ltd.                          119,000         712,057
                                                                                                                      -------------
                                                                                                                          2,390,929
----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.0%          Kingboard Chemical Holdings Ltd.                          50,647         233,854
----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.1%                               The Hong Kong & China Gas Ltd.                           340,290         809,743
----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.0%               Shangri-La Asia Ltd.                                      84,990         199,136
----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.2%                    Hutchison Whampoa Ltd.                                   182,176       1,837,118
                                                   NWS Holdings Ltd.                                         79,000         206,298
                                                                                                                      -------------
                                                                                                                          2,043,416
----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.0%                                      Orient Overseas International Ltd.                        17,057          85,433
----------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                                       Television Broadcasts Ltd.                                12,000          69,313
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) - 0.1%       The Link REIT                                            184,414         420,196
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management & Development - 0.8%        Cheung Kong Holdings Ltd.                                117,835       1,593,485
                                                   Chinese Estates Holdings Limited                          96,000         147,903
                                                   Hang Lung Group Ltd.                                      83,000         370,182
                                                   Hang Lung Properties Ltd.                                177,000         568,235
                                                   Henderson Land Development Co., Ltd.                      92,491         578,277
                                                   Hysan Development Co. Ltd.                                56,791         156,279
                                                   Kerry Properties Ltd.                                     55,000         289,250
                                                   New World Development Ltd.                               206,484         421,761
                                                   Shun Tak Holdings Ltd.                                    60,000          56,241
                                                   Sino Land Co.                                            160,421         319,259
                                                   Sun Hung Kai Properties Ltd.                             120,324       1,635,693
                                                   Swire Pacific Ltd. Class A                                70,577         722,415
                                                   Wharf Holdings Ltd.                                      118,870         497,665
                                                   Wheelock and Company, Limited                             91,000         244,510
                                                                                                                      -------------
                                                                                                                          7,601,155
----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.0%                                 MTR Corp.                                                121,500         382,782
----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 0.0%    ASM Pacific Technology Ltd.                               12,504          94,506
----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.1%                            Esprit Holdings Ltd.                                      90,300         940,250
----------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.0%               Hong Kong Aircraft Engineering Company Ltd.                3,200          49,352
                                                   Hopewell Holdings Ltd.                                    56,349         200,305
                                                                                                                      -------------
                                                                                                                            249,657
----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.0%         Hutchison Telecommunications
                                                      International Ltd. (a)                                158,647         224,655
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Hong Kong                                      21,417,744
----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.6%
----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                                    Ryanair Holdings Plc (a)                                  35,968         157,805
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.3%                            Allied Irish Banks Plc                                    75,387       1,161,785
                                                   Anglo Irish Bank Corp. Plc                                68,518         649,632
                                                   Bank of Ireland                                           85,948         736,352
                                                                                                                      -------------
                                                                                                                          2,547,769
----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%                      CRH Plc                                                   46,326       1,292,115
----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.0%                      Smurfit Kappa Plc                                          6,205          51,365
----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.0%                               Kerry Group Plc                                            9,542         281,654
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.0%                                   Irish Life & Permanent Plc                                23,239         239,131
----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.2%                             Elan Corp. Plc (a)                                        37,704   $   1,357,605
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Ireland                                         5,927,444
----------------------------------------------------------------------------------------------------------------------------------
Italy - 3.7%
----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.1%                         Finmeccanica SpA                                          25,432         664,627
----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.0%                             Pirelli & C SpA                                          266,815         183,055
----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.1%                                 Fiat SpA                                                  60,439         983,953
----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.1%                             Mediobanca SpA                                            42,973         728,262
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.2%                            Banca Carige SpA                                          61,682         216,941
                                                   Banca Intesa SpA                                         635,968       3,615,885
                                                   Banca Intesa SpA (RNC)                                    68,618         353,631
                                                   Banca Monte dei Paschi di Siena SpA                      169,369         477,395
                                                   Banca Popolare di Milano Scrl                             36,005         336,054
                                                   Banco Popolare SpA                                        54,473         962,339
                                                   Unicredit SpA                                            959,229       5,835,610
                                                   Unione Di Banche Italiane ScpA                            51,570       1,204,969
                                                                                                                      -------------
                                                                                                                         13,002,824
----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.0%                      Italcementi SpA                                            6,190         102,383
                                                   Italcementi SpA (RNC)                                     10,722         124,401
                                                                                                                      -------------
                                                                                                                            226,784
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.0%              IFIL-Investments SpA                                      31,121         201,020
                                                   Instituto Finanziario Industriale SpA
                                                       (Preference Shares) (a)                                2,994          59,340
                                                                                                                      -------------
                                                                                                                            260,360
----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.2%      Telecom Italia SpA                                       842,694       1,685,472
                                                   Telecom Italia SpA (RNC)                                 515,663         832,475
                                                                                                                      -------------
                                                                                                                          2,517,947
----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.4%                          Enel SpA                                                 358,306       3,398,482
                                                   Terna SpA                                                104,203         440,170
                                                                                                                      -------------
                                                                                                                          3,838,652
----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.0%                        Prysmian SpA                                               9,535         240,716
----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.1%                 Saipem SpA                                                23,693       1,107,358
----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.0%                               Parmalat SpA                                             136,122         354,106
----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.0%                               Snam Rete Gas SpA                                         67,784         462,099
----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.0%               Autogrill SpA                                              8,807         105,302
                                                   Lottomatica SpA                                            6,535         194,714
                                                                                                                      -------------
                                                                                                                            300,016
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.4%                                   Alleanza Assicurazioni SpA                                36,649         396,419
                                                   Assicurazioni Generali SpA                                87,230       3,333,803
                                                   Fondiaria-Sai SpA                                          6,498         214,147
                                                   Mediolanum SpA                                            31,013         128,449
                                                   Unipol SpA                                                71,519         167,922
                                                   Unipol SpA (Preference Shares)                            53,172         102,168
                                                                                                                      -------------
                                                                                                                          4,342,908
----------------------------------------------------------------------------------------------------------------------------------
Media - 0.1%                                       Mediaset SpA                                              66,086         434,707
----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.1%                             A2A SpA                                                  117,578         429,387
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.8%                 Eni SpA                                                  216,899       8,057,887
----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.0%            Bulgari SpA                                               12,838         129,057
                                                   Luxottica Group SpA                                       12,147         283,466
                                                                                                                      -------------
                                                                                                                            412,523
----------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.1%               Autostrade SpA                                            19,679         594,361
----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Italy                                       $  39,142,532
----------------------------------------------------------------------------------------------------------------------------------
Japan - 20.8%
----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.1%                     Yamato Transport Co., Ltd.                                33,000         460,645
----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                                    All Nippon Airways Co., Ltd.                              32,000         119,680
                                                   Japan Airlines Corp. (a)                                  91,000         191,133
                                                                                                                      -------------
                                                                                                                            310,813
----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.4%                             Aisin Seiki Co., Ltd.                                     16,500         542,003
                                                   Bridgestone Corp.                                         51,800         794,662
                                                   Denso Corp.                                               41,100       1,415,541
                                                   NGK Spark Plug Co., Ltd.                                  15,000         172,656
                                                   NHK Spring Co., Ltd.                                       9,000          71,827
                                                   NOK Corp.                                                 10,600         168,692
                                                   Stanley Electric Co., Ltd.                                11,100         269,106
                                                   Sumitomo Rubber Industries, Ltd.                          20,200         151,094
                                                   Tokai Rika Co. Ltd.                                        2,000          41,412
                                                   Toyoda Gosei Co., Ltd.                                     5,300         155,102
                                                   Toyota Boshoku Corp.                                       3,800         101,897
                                                   Toyota Industries Corp.                                   15,400         494,447
                                                                                                                      -------------
                                                                                                                          4,378,439
----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 1.9%                                 Daihatsu Motor Co., Ltd.                                  20,000         229,330
                                                   Fuji Heavy Industries Ltd.                                59,000         289,446
                                                   Honda Motor Co., Ltd.                                    139,800       4,770,908
                                                   Isuzu Motors Ltd.                                        115,000         553,783
                                                   Mazda Motor Corp.                                         87,000         452,899
                                                   Mitsubishi Motors Corp. (a)                              324,000         589,773
                                                   Nissan Motor Co., Ltd.                                   190,800       1,584,685
                                                   Suzuki Motor Corp.                                        31,800         753,169
                                                   Toyota Motor Corp.                                       225,800      10,658,665
                                                   Yamaha Motor Co., Ltd.                                    17,500         327,740
                                                                                                                      -------------
                                                                                                                         20,210,398
----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.2%                                   Asahi Breweries Ltd.                                      34,500         644,927
                                                   Coca-Cola West Holdings Co., Ltd.                          3,300          77,014
                                                   Ito En, Ltd.                                               5,800          91,364
                                                   Kirin Holdings Co., Ltd.                                  67,000       1,047,699
                                                   Sapporo Holdings Ltd.                                     23,000         161,029
                                                                                                                      -------------
                                                                                                                          2,022,033
----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.3%                           Asahi Glass Co., Ltd.                                     86,100       1,042,408
                                                   Daikin Industries Ltd.                                    22,500       1,137,664
                                                   JS Group Corp.                                            19,300         307,291
                                                   Nippon Sheet Glass Co., Ltd.                              52,000         257,726
                                                   Toto Ltd.                                                 22,000         155,007
                                                                                                                      -------------
                                                                                                                          2,900,096
----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.4%                             Daiwa Securities Group, Inc.                             113,000       1,039,125
                                                   Jafco Co., Ltd.                                            1,400          47,933
                                                   Nomura Holdings, Inc.                                    148,500       2,199,043
                                                   SBI Holdings, Inc.                                           890         194,789
                                                   SBI Securities Co. Ltd.                                      168         129,318
                                                   Shinko Securities Co., Ltd.                               40,300         118,821
                                                                                                                      -------------
                                                                                                                          3,729,029
----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.8%                                   Asahi Kasei Corp.                                        102,000   $     534,776
                                                   DIC Corp.                                                 30,000          87,059
                                                   Daicel Chemical Industries Ltd.                           11,000          61,963
                                                   Denki Kagaku Kogyo Kabushiki Kaisha                       25,000          92,711
                                                   Hitachi Chemical Co., Ltd.                                 8,700         179,549
                                                   JSR Corp.                                                 15,900         315,985
                                                   Kaneka Corp.                                              15,000         102,179
                                                   Kansai Paint Co., Ltd.                                    14,000          96,943
                                                   Kuraray Co., Ltd.                                         32,500         387,783
                                                   Mitsubishi Chemical Holdings Corp.                       113,500         660,911
                                                   Mitsubishi Gas Chemical Co., Inc.                         31,000         223,325
                                                   Mitsubishi Rayon Co., Ltd.                                47,000         148,249
                                                   Mitsui Chemicals, Inc.                                    55,000         271,601
                                                   Nippon Sanso Corp.                                        14,000         116,812
                                                   Nissan Chemical Industries Ltd.                           16,000         196,891
                                                   Nitto Denko Corp.                                         14,110         542,394
                                                   Shin-Etsu Chemical Co., Ltd.                              34,700       2,153,311
                                                   Showa Denko KK                                           104,000         276,108
                                                   Sumitomo Chemical Co., Ltd.                              134,000         844,211
                                                   Teijin Ltd.                                               85,000         291,654
                                                   Tokuyama Corp.                                            20,000         149,037
                                                   Toray Industries, Inc.                                   111,700         599,491
                                                   Tosoh Corp.                                               49,000         200,623
                                                   Ube Industries Ltd.                                       89,000         315,245
                                                                                                                      -------------
                                                                                                                          8,848,811
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.2%                            The 77 Bank Ltd.                                          17,000         106,899
                                                   Aozora Bank Ltd.                                          70,000         160,124
                                                   The Bank of Kyoto Ltd.                                    23,000         240,409
                                                   The Bank of Yokohama Ltd.                                107,000         739,935
                                                   The Chiba Bank Ltd.                                       64,000         449,392
                                                   The Chugoku Bank Ltd.                                     17,000         246,990
                                                   Chuo Mitsui Trust Holdings, Inc.                          66,000         393,109
                                                   Fukuoka Financial Group, Inc.                             67,000         302,876
                                                   The Gunma Bank Ltd.                                       22,000         146,665
                                                   The Hachijuni Bank Ltd.                                   25,000         162,204
                                                   The Hiroshima Bank Ltd.                                   26,000         115,928
                                                   Hokuhoku Financial Group, Inc.                            80,100         232,348
                                                   The Iyo Bank Ltd.                                         25,000         292,716
                                                   The Joyo Bank Ltd.                                        46,000         224,020
                                                   Mitsubishi UFJ Financial Group, Inc.                     874,618       7,729,388
                                                   Mizuho Financial Group, Inc.                                 816       3,796,713
                                                   The Nishi-Nippon City Bank Ltd.                           45,000         134,206
                                                   Resona Holdings, Inc.                                        432         663,522
                                                   Sapporo Hokuyo Holdings, Inc.                                 15         101,499
                                                   Shinsei Bank Ltd.                                         87,000         298,248
                                                   The Shizuoka Bank Ltd.                                    52,000         531,421
                                                   Sumitomo Mitsui Financial Group, Inc.                        543       4,083,473
                                                   The Sumitomo Trust & Banking Co., Ltd.                   124,000         866,279
                                                   Suruga Bank Ltd.                                          15,000         195,297

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
----------------------------------------------------------------------------------------------------------------------------------
                                                   The Yasuda Trust & Banking Co., Ltd.                     145,000   $     249,940
                                                   Yamaguchi Financial Group, Inc.                           21,000         290,661
                                                                                                                      -------------
                                                                                                                         22,754,262
----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.2%              Dai Nippon Printing Co., Ltd.                             51,000         750,830
                                                   Secom Co., Ltd.                                           17,900         871,877
                                                   Toppan Printing Co., Ltd.                                 47,000         517,730
                                                                                                                      -------------
                                                                                                                          2,140,437
----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.4%                     Fujitsu Ltd.                                             157,000       1,165,854
                                                   Mitsumi Electric Co., Ltd.                                 8,400         187,278
                                                   NEC Corp.                                                162,000         850,574
                                                   Seiko Epson Corp.                                         10,300         283,083
                                                   Toshiba Corp.                                            259,000       1,910,783
                                                                                                                      -------------
                                                                                                                          4,397,572
----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.1%                  JGC Corp.                                                 17,000         334,758
                                                   Kajima Corp.                                              76,800         268,686
                                                   Kinden Corp.                                               7,000          70,666
                                                   Obayashi Corp.                                            54,000         244,743
                                                   Shimizu Corp.                                             48,000         227,448
                                                   Taisei Corp.                                              93,000         221,836
                                                                                                                      -------------
                                                                                                                          1,368,137
----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.0%                      Taiheiyo Cement Corp.                                     73,000         146,671
----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.2%                            Acom Co., Ltd.                                             5,260         162,811
                                                   Aeon Credit Service Co., Ltd.                              9,400         117,794
                                                   Aiful Corp.                                                6,550          75,772
                                                   Credit Saison Co., Ltd.                                   14,600         306,259
                                                   Nippon Shinpan Co., Ltd.                                  38,000         125,714
                                                   ORIX Corp.                                                 7,780       1,114,306
                                                   Promise Co., Ltd.                                          5,900         164,957
                                                   Takefuji Corp.                                             8,870         123,517
                                                                                                                      -------------
                                                                                                                          2,191,130
----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.0%                      Toyo Seikan Kaisha Ltd.                                    9,900         174,771
----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.0%                                Canon Marketing Japan Inc.                                 4,700          82,674
----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.0%               Benesse Corp.                                              4,600         186,305
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.0%              Diamond Lease Co., Ltd.                                    3,720         161,638
----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.2%      Nippon Telegraph & Telephone Corp.                           434       2,141,476
----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.8%                          Chubu Electric Power Co., Inc.                            56,100       1,370,296
                                                   Chugoku Electric Power Co.                                25,700         548,398
                                                   Hokkaido Electric Power Co., Inc.                         12,600         256,605
                                                   Hokuriku Electric Power                                   16,800         399,531
                                                   The Kansai Electric Power Co., Inc.                       65,000       1,522,778
                                                   Kyushu Electric Power Co., Inc.                           32,300         675,870
                                                   Shikoku Electric Power Co., Inc.                          17,300         475,686
                                                   Tohoku Electric Power Co., Inc.                           36,400         792,847
                                                   The Tokyo Electric Power Co., Inc.                       102,500       2,639,212
                                                                                                                      -------------
                                                                                                                          8,681,223
----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.3%                        Fuji Electric Holdings Co., Ltd.                          31,800         112,436
                                                   Furukawa Electric Co., Ltd.                               38,000         165,403
                                                   Matsushita Electric Works Ltd.                            32,873         335,451
                                                   Mitsubishi Electric Corp.                                163,000       1,762,987

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
----------------------------------------------------------------------------------------------------------------------------------
                                                   Sumitomo Electric Industries Ltd.                         63,900   $     811,501
                                                   Ushio, Inc.                                                5,800          94,978
                                                                                                                      -------------
                                                                                                                          3,282,756
----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 1.1%          Alps Electric Co., Ltd.                                   17,700         183,074
                                                   Citizens Holding Co. Ltd.                                 32,400         247,176
                                                   Fuji Photo Film Co., Ltd.                                 41,300       1,422,600
                                                   Hirose Electric Co., Ltd.                                  2,000         200,957
                                                   Hitachi High-Technologies Corp.                            4,300          99,777
                                                   Hitachi Ltd.                                             284,000       2,045,219
                                                   Hoya Corp.                                                35,100         812,993
                                                   Ibiden Co., Ltd.                                          11,600         422,426
                                                   Keyence Corp.                                              3,200         762,794
                                                   Kyocera Corp.                                             13,800       1,301,801
                                                   Mabuchi Motor Co., Ltd.                                    1,000          54,309
                                                   Murata Manufacturing Co., Ltd.                            18,200         858,650
                                                   Nidec Corp.                                                9,300         619,467
                                                   Nippon Electric Glass Co.                                 29,500         512,769
                                                   Omron Corp.                                               14,500         312,952
                                                   Shimadzu Corp.                                            26,000         259,252
                                                   TDK Corp.                                                 10,500         628,301
                                                   Yaskawa Electric Corp.                                    16,000         157,013
                                                   Yokogawa Electric Corp.                                   11,300         103,527
                                                                                                                      -------------
                                                                                                                         11,005,057
----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.3%                    Aeon Co., Ltd.                                            54,400         673,398
                                                   FamilyMart Co., Ltd.                                       3,400         139,170
                                                   Lawson, Inc.                                               6,500         316,681
                                                   Seven & I Holdings Co. Ltd.                               67,900       1,944,188
                                                   UNY Co., Ltd.                                             16,000         157,726
                                                                                                                      -------------
                                                                                                                          3,231,163
----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.2%                               Ajinomoto Co., Inc.                                       56,000         530,541
                                                   Kikkoman Corp.                                            17,000         207,669
                                                   Meiji Dairies Corp.                                       31,000         159,065
                                                   Nippon Meat Packers, Inc.                                 16,000         216,806
                                                   Nisshin Seifun Group, Inc.                                10,500         131,975
                                                   Nissin Food Products Co., Ltd.                             7,500         251,463
                                                   Toyo Suisan Kaisha, Ltd.                                   9,000         203,693
                                                   Yakult Honsha Co., Ltd.                                    6,200         174,656
                                                   Yamazaki Baking Co., Ltd.                                  6,000          66,031
                                                                                                                      -------------
                                                                                                                          1,941,899
----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.2%                               Osaka Gas Co., Ltd.                                      169,000         619,941
                                                   Toho Gas Co., Ltd.                                        50,000         274,181
                                                   Tokyo Gas Co., Ltd.                                      199,000         804,056
                                                                                                                      -------------
                                                                                                                          1,698,178
----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 0.1%            Olympus Corp.                                             21,000         711,926
                                                   Terumo Corp.                                              14,200         726,570
                                                                                                                      -------------
                                                                                                                          1,438,496
----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 0.0%            Alfresa Holdings Corp.                                     1,700         121,671
                                                   Mediceo Paltac Holdings Co. Ltd.                           8,500         156,530
                                                   Suzuken Co., Ltd.                                          4,200         155,144
                                                                                                                      -------------
                                                                                                                            433,345
----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.0%               Oriental Land Co., Ltd.                                    3,200   $     191,183
----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 1.0%                          Casio Computer Co., Ltd.                                  19,000         216,191
                                                   HASEKO Corp.                                              72,000          96,341
                                                   Makita Corp.                                              10,600         433,803
                                                   Matsushita Electric Industrial Co., Ltd.                 153,000       3,273,248
                                                   Pioneer Corp.                                             14,100         113,430
                                                   Sanyo Electric Co., Ltd. (a)                             144,000         334,792
                                                   Sekisui Chemical Co., Ltd.                                26,000         177,318
                                                   Sekisui House Ltd.                                        42,000         392,670
                                                   Sharp Corp.                                               85,000       1,385,608
                                                   Sony Corp.                                                82,900       3,633,812
                                                                                                                      -------------
                                                                                                                         10,057,213
----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.1%                          Kao Corp.                                                 44,000       1,155,107
                                                   Uni-Charm Corp.                                            3,600         256,081
                                                                                                                      -------------
                                                                                                                          1,411,188
----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.1%                                 CSK Holdings Corp.                                         6,200         122,153
                                                   Itochu Techno-Science Corp.                                  700          22,747
                                                   NTT Data Corp.                                               109         426,730
                                                   Nomura Research Institute Ltd.                            10,600         248,532
                                                   Obic Co., Ltd.                                               430          72,309
                                                   Otsuka Shokai Co., Ltd.                                      600          41,437
                                                                                                                      -------------
                                                                                                                            933,908
----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers & Energy               Electric Power Development Co.                            10,600         393,538
Traders - 0.0%
----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.0%                    Hankyu Hanshin Holdings, Inc.                             84,000         352,971
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.6%                                   Aioi Insurance Co., Ltd.                                  45,000         240,241
                                                   Mitsui Sumitomo Insurance Group Holdings, Inc.            30,696       1,060,904
                                                   Nipponkoa Insurance Co., Ltd.                             61,000         529,778
                                                   Sompo Japan Insurance, Inc.                               71,800         675,101
                                                   Sony Financial Holdings, Inc.                                 70         281,814
                                                   T&D Holdings, Inc.                                        16,650       1,026,981
                                                   Tokio Marine Holdings, Inc.                               58,500       2,280,044
                                                                                                                      -------------
                                                                                                                          6,094,863
----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.0%                   Dena Co. Ltd.                                                 30         176,708
                                                   Rakuten, Inc.                                                567         285,703
                                                                                                                      -------------
                                                                                                                            462,411
----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.1%                Yahoo! Japan Corp.                                         1,284         494,538
----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.2%                Namco Bandai Holdings, Inc.                               16,700         189,363
                                                   Nikon Corp.                                               29,000         848,924
                                                   Sankyo Co., Ltd. (Gunma)                                   5,200         338,817
                                                   Sega Sammy Holdings, Inc.                                 19,432         170,104
                                                   Shimano, Inc.                                              5,600         281,503
                                                   Yamaha Corp.                                              12,000         232,048
                                                                                                                      -------------
                                                                                                                          2,060,759
----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.0%                                   Amada Co., Ltd.                                           28,000         221,507
                                                   Fanuc Ltd.                                                16,200       1,584,316
                                                   Hino Motors Ltd.                                          22,000         136,640
                                                   Hitachi Construction Machinery Co., Ltd.                   9,300         260,734
                                                   IHI Corp.                                                 98,000         198,509
                                                   JTEKT Corp.                                               17,000         270,074

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
----------------------------------------------------------------------------------------------------------------------------------
                                                   The Japan Steel Works, Ltd.                               29,000   $     564,044
                                                   Kawasaki Heavy Industries Ltd.                           131,000         349,903
                                                   Komatsu Ltd.                                              75,600       2,111,216
                                                   Kubota Corp.                                              94,000         675,568
                                                   Kurita Water Industries Ltd.                              10,800         400,719
                                                   Minebea Co., Ltd.                                         29,000         165,846
                                                   Mitsubishi Heavy Industries Ltd.                         271,200       1,295,326
                                                   Mitsui Engineering & Shipbuilding Co., Ltd.               61,000         193,460
                                                   NGK Insulators Ltd.                                       23,000         448,400
                                                   NSK Ltd.                                                  38,000         332,957
                                                   NTN Corp.                                                 26,000         173,369
                                                   OKUMA Corp.                                               16,000         159,287
                                                   SMC Corp.                                                  4,900         537,805
                                                   Sumitomo Heavy Industries Ltd.                            48,000         325,556
                                                   THK Co., Ltd.                                             10,300         200,423
                                                                                                                      -------------
                                                                                                                         10,605,659
----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.3%                                      Kawasaki Kisen Kaisha Ltd.                                52,000         488,678
                                                   Mitsui OSK Lines Ltd.                                     98,000       1,397,673
                                                   Nippon Yusen Kabushiki Kaisha                             94,000         905,390
                                                                                                                      -------------
                                                                                                                          2,791,741
----------------------------------------------------------------------------------------------------------------------------------
Media - 0.1%                                       Dentsu, Inc.                                                 170         360,752
                                                   Fuji Television Network, Inc.                                 54          81,508
                                                   Hakuhodo DY Holdings, Inc.                                   800          42,702
                                                   Jupiter Telecommunications Co., Ltd.                         133         103,173
                                                   Toho Co., Ltd.                                             6,000         122,629
                                                   Tokyo Broadcasting System, Inc.                            3,500          66,482
                                                                                                                      -------------
                                                                                                                            777,246
----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.9%                             Daido Steel Co., Ltd.                                     24,000         134,291
                                                   Dowa Mining Co., Ltd.                                     16,000         116,881
                                                   Hitachi Metals Ltd.                                       17,000         279,117
                                                   JFE Holdings, Inc.                                        43,600       2,198,234
                                                   Kobe Steel Ltd.                                          226,000         647,180
                                                   Maruichi Steel Tube Ltd.                                   4,400         137,689
                                                   Mitsubishi Materials Corp.                                99,000         423,361
                                                   Mitsui Mining & Smelting Co., Ltd.                        63,000         186,029
                                                   Nippon Steel Corp.                                       425,000       2,303,344
                                                   Nisshin Steel Co., Ltd.                                   49,000         166,796
                                                   Osaka Titanium Technologies Co.                            1,500          78,783
                                                   Sumitomo Metal Industries Ltd.                           322,000       1,417,705
                                                   Sumitomo Metal Mining Co., Ltd.                           47,000         718,927
                                                   Toho Titanium Co. Ltd.                                       700          13,727
                                                   Tokyo Steel Manufacturing Co., Ltd.                        9,700         112,347
                                                   Yamato Kogyo Co. Ltd.                                      3,500         167,139
                                                                                                                      -------------
                                                                                                                          9,101,550
----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.1%                            Isetan Mitsukoshi Holdings Ltd.                           32,505         348,055
                                                   J Front Retailing Co. Ltd.                                24,600         130,240
                                                   Marui Group Co. Ltd.                                      28,500         221,883
                                                   Takashimaya Co., Ltd.                                     24,000         218,053
                                                                                                                      -------------
                                                                                                                            918,231
----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.6%                          Brother Industries Ltd.                                   23,000   $     317,121
                                                   Canon, Inc.                                               88,200       4,540,176
                                                   Konica Minolta Holdings, Inc.                             41,000         694,479
                                                   Ricoh Co., Ltd.                                           57,000       1,031,662
                                                                                                                      -------------
                                                                                                                          6,583,438
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.3%                 Cosmo Oil Co., Ltd.                                       30,000         108,694
                                                   Idemitsu Kosan Co. Ltd.                                    2,000         177,867
                                                   Inpex Holdings, Inc.                                          70         883,983
                                                   Japan Petrolleum Explora                                   3,000         214,181
                                                   Nippon Mining Holdings, Inc.                              75,500         474,034
                                                   Nippon Oil Corp.                                         113,000         761,318
                                                   Showa Shell Sekiyu KK                                     21,300         233,844
                                                   TonenGeneral Sekiyu KK                                    25,000         227,105
                                                                                                                      -------------
                                                                                                                          3,081,026
----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.1%                     Nippon Paper Group, Inc.                                      90         246,219
                                                   OJI Paper Co., Ltd.                                       69,000         324,493
                                                                                                                      -------------
                                                                                                                            570,712
----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.1%                           Shiseido Co., Ltd.                                        28,000         641,676
----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.0%                             Astellas Pharma, Inc.                                     41,700       1,773,300
                                                   Chugai Pharmaceutical Co., Ltd.                           24,000         383,754
                                                   Daiichi Sankyo Co., Ltd.                                  59,000       1,625,356
                                                   Dainippon Pharma Co., Ltd.                                18,000         145,598
                                                   Eisai Co., Ltd.                                           21,500         759,465
                                                   Hisamitsu Pharmaceutical Co., Ltd.                         6,800         296,106
                                                   Kyowa Hakko Kogyo Co., Ltd.                               25,000         256,319
                                                   Mitsubishi Tanabe Pharma Corp.                            20,000         261,431
                                                   Ono Pharmacecutical Co. Ltd.                               9,000         494,668
                                                   Santen Pharmaceutical Co., Ltd.                            4,700         117,514
                                                   Shionogi & Co., Ltd.                                      25,000         494,996
                                                   Taisho Pharmaceutical Co., Ltd.                           11,000         204,637
                                                   Takeda Pharmaceutical Co., Ltd.                           69,900       3,555,078
                                                                                                                      -------------
                                                                                                                         10,368,222
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) - 0.1%       Japan Prime Realty Investment Corp.                           62         183,438
                                                   Japan Real Estate Investment Corp.                            36         380,231
                                                   Japan Retail Fund Investment Corp.                            37         213,336
                                                   Nippon Building Fund, Inc.                                    44         518,876
                                                   Nomura Real Estate Office Fund, Inc.                          20         150,626
                                                                                                                      -------------
                                                                                                                          1,446,507
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management & Development - 0.6%        Aeon Mall Co. Ltd.                                         3,600         106,493
                                                   Daito Trust Construction Co., Ltd.                         6,900         334,658
                                                   Daiwa House Industry Co., Ltd.                            44,000         414,204
                                                   Leopalace21 Corp.                                         11,400         163,536
                                                   Mitsubishi Estate Co., Ltd.                               99,000       2,266,568
                                                   Mitsui Fudosan Co., Ltd.                                  71,000       1,519,612
                                                   NTT Urban Development Co.                                     63          82,592
                                                   Nomura Real Estate Holdings, Inc.                          2,000          42,259
                                                   Sumitomo Realty & Development Co., Ltd.                   33,000         656,472
                                                   Tokyo Tatemono Co., Ltd.                                  27,000         174,869
                                                   Tokyu Land Corp.                                          35,000         199,298
                                                                                                                      -------------
                                                                                                                          5,960,561
----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.6%                                 Central Japan Railway Co.                                    132   $   1,454,965
                                                   East Japan Railway Co.                                       286       2,329,559
                                                   Keihin Electric Express Railway Co., Ltd.                 24,000         148,759
                                                   Keio Electric Railway Co., Ltd.                           34,000         172,065
                                                   Keisei Electric Railway Co., Ltd.                         31,000         158,685
                                                   Kintetsu Corp.                                           111,000         348,195
                                                   Nippon Express Co., Ltd.                                  70,000         336,183
                                                   Odakyu Electric Railway Co., Ltd.                         53,000         344,483
                                                   Tobu Railway Co., Ltd.                                    52,000         246,505
                                                   Tokyu Corp.                                               93,000         482,561
                                                   West Japan Railway Co.                                       145         711,699
                                                                                                                      -------------
                                                                                                                          6,733,659
----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 0.2%    Advantest Corp.                                           15,000         316,171
                                                   Elpida Memory, Inc. (a)                                    8,200         262,982
                                                   NEC Electronics Corp. (a)                                  1,200          29,987
                                                   Rohm Co., Ltd.                                             8,700         502,332
                                                   Shinko Electric Industries                                 2,100          25,987
                                                   Sumco Corp.                                               11,300         250,362
                                                   Tokyo Electron Ltd.                                       14,600         841,953
                                                                                                                      -------------
                                                                                                                          2,229,774
----------------------------------------------------------------------------------------------------------------------------------
Software - 0.5%                                    Konami Corp.                                               7,900         276,312
                                                   Nintendo Co., Ltd.                                         8,200       4,650,002
                                                   Oracle Corp. Japan                                         1,600          65,229
                                                   Square Enix Co. Ltd.                                       3,300          97,657
                                                   Trend Micro, Inc.                                          9,000         296,794
                                                                                                                      -------------
                                                                                                                          5,385,994
----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.1%                            Fast Retailing Co., Ltd.                                   4,500         426,929
                                                   Hikari Tsushin, Inc.                                         800          26,391
                                                   Nitori Co., Ltd.                                           2,100         107,878
                                                   Shimamura Co., Ltd.                                        1,100          67,826
                                                   USS Co., Ltd.                                                900          59,466
                                                   Yamada Denki Co., Ltd.                                     7,410         527,950
                                                                                                                      -------------
                                                                                                                          1,216,440
----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.0%            Asics Corp.                                               12,000         131,156
                                                   Nisshinbo Industries, Inc.                                13,000         154,710
                                                   Onward Holdings Co. Ltd.                                   7,000          73,602
                                                                                                                      -------------
                                                                                                                            359,468
----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                                     Japan Tobacco, Inc.                                          379       1,616,381
----------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 1.1%            Itochu Corp.                                             127,000       1,354,045
                                                   Marubeni Corp.                                           139,000       1,159,398
                                                   Mitsubishi Corp.                                         111,900       3,687,186
                                                   Mitsui & Co., Ltd.                                       143,000       3,156,166
                                                   Sojitz Corp.                                             106,500         355,269
                                                   Sumitomo Corp.                                            96,900       1,273,098
                                                   Toyota Tsusho Corp.                                       18,300         429,526
                                                                                                                      -------------
                                                                                                                         11,414,688
----------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.0%               Kamigumi Co., Ltd.                                        12,000          90,980
                                                   Mitsubishi Logistics Corp.                                 7,000          76,671
                                                                                                                      -------------
                                                                                                                            167,651
----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.4%         KDDI Corp.                                                   251   $   1,553,043
                                                   NTT DoCoMo, Inc.                                           1,348       1,977,165
                                                   Softbank Corp.                                            63,700       1,074,169
                                                                                                                      -------------
                                                                                                                          4,604,377
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Japan                                         219,345,027
----------------------------------------------------------------------------------------------------------------------------------
Kazakhstan - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%                             Eurasian Natural Resources Corp. (a)                      27,283         718,843
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Kazakhstan                                        718,843
----------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.8%
----------------------------------------------------------------------------------------------------------------------------------
Media - 0.1%                                       SES Global                                                27,500         694,679
----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.7%                             ArcelorMittal                                             72,665       7,141,154
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Luxembourg                                      7,835,833
----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 2.5%
----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.1%                     TNT NV                                                    32,404       1,102,843
----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.2%                                   Heineken Holding NV                                       10,233         468,368
                                                   Heineken NV                                               21,017       1,070,265
                                                                                                                      -------------
                                                                                                                          1,538,633
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.2%                                   Akzo Nobel NV                                             23,219       1,588,966
                                                   Koninklijke DSM NV                                        11,763         689,452
                                                                                                                      -------------
                                                                                                                          2,278,418
----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.0%              Randstad Holdings NV                                       7,204         250,713
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.5%              ING Groep NV CVA                                         158,275       5,004,296
                                                   SNS Reaal                                                 12,764         246,618
                                                                                                                      -------------
                                                                                                                          5,250,914
----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.3%      Koninklijke KPN NV                                       155,421       2,657,210
----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.1%                 Fugro NV                                                   4,637         394,849
                                                   SBM Offshore NV                                           11,316         416,381
                                                                                                                      -------------
                                                                                                                            811,230
----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.1%                    Koninklijke Ahold NV                                     101,602       1,362,038
----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.4%                               Unilever NV                                              136,647       3,864,194
----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.0%                          TomTom NV (a)                                              5,394         154,097
----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.3%                    Koninklijke Philips Electronics NV                        90,991       3,081,452
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.1%                                   Aegon NV                                                 116,938       1,537,354
----------------------------------------------------------------------------------------------------------------------------------
Media - 0.1%                                       Reed Elsevier NV                                          53,247         891,134
                                                   Wolters Kluwer NV                                         23,939         557,202
                                                                                                                      -------------
                                                                                                                          1,448,336
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) - 0.0%       Corio NV                                                   2,933         228,450
----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 0.1%    ASML Holding NV                                           35,348         865,192
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in the Netherlands                                26,431,074
----------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.0%                      Fletcher Building Ltd.                                    44,823         216,805
----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.1%      Telecom Corp. of New Zealand Ltd.                        162,744         442,238
----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.0%                          Contact Energy Ltd.                                       18,866         114,820
----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.0%               Sky City Ltd.                                             27,722          64,649
----------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.0%               Auckland International Airport Ltd.                       55,023          81,806
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in New Zealand                                       920,318
----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
----------------------------------------------------------------------------------------------------------------------------------
Norway - 1.0%
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.1%                                   Yara International ASA                                    16,300   $   1,439,545
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.1%                            DnB NOR ASA                                               63,199         802,889
----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.1%      Telenor ASA                                               49,695         932,882
                                                   Telenor ASA (b)                                            7,399         417,491
                                                                                                                      -------------
                                                                                                                          1,350,373
----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.0%                        Renewable Energy Corp. ASA (a)                            12,876         332,438
----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.1%                 Acergy SA                                                 15,590         347,379
                                                   Aker Solutions ASA                                        14,369         338,579
                                                   Petroleum Geo-Services ASA (a)                            13,650         334,268
                                                                                                                      -------------
                                                                                                                          1,020,226
----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.1%                    Orkla ASA                                                 71,270         913,216
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.0%                                   Storebrand ASA                                            32,887         243,521
----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%                             Norsk Hydro ASA                                           61,718         899,936
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.4%                 Statoilhydro ASA                                         108,294       4,040,423
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Norway                                         11,042,567
----------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.1%                            Banco BPI SA                                              26,361         108,764
                                                   Banco Comercial Portugues SA Registered Shares           202,251         436,232
                                                   Banco Espirito Santo SA Registered Shares                 19,851         308,766
                                                                                                                      -------------
                                                                                                                            853,762
----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.0%                      Cimpor Cimentos de Portugal SA                            26,806         179,747
----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.1%      Portugal Telecom SGPS SA Registered Shares                57,427         649,530
----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.1%                          Energias de Portugal SA                                  157,249         817,682
----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.0%                    Sonae SGPS SA                                             29,281          35,078
----------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                                       Zon Multimedia Servicos de Telecomunicacoes
                                                       e Multimedia SGPS SA
                                                                                                             15,808         131,117
----------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.0%               Brisa-Auto Estradas de Portugal SA Private Shares         20,401         235,037
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Portugal                                        2,901,953
----------------------------------------------------------------------------------------------------------------------------------
Singapore - 1.2%
----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.0%                         Singapore Technologies Engineering Ltd.                  114,213         231,218
----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                                    Singapore Airlines Ltd.                                   47,009         508,790
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.4%                            DBS Group Holdings Ltd.                                   97,605       1,357,975
                                                   Oversea-Chinese Banking Corp.                            212,914       1,282,436
                                                   United Overseas Bank Ltd.                                103,572       1,421,866
                                                                                                                      -------------
                                                                                                                          4,062,277
----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.0%                                Jardine Cycle & Carriage Ltd.                              7,529          94,360
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.0%              Singapore Exchange Ltd.                                   75,000         382,590
----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.2%      Singapore Telecommunications Ltd.                        680,132       1,813,052
----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                             Venture Corp. Ltd.                                        10,000          72,360
Instruments - 0.0%
----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.0%                    Olam International Ltd.                                  115,900         206,742
----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.1%                               Golden Agri-Resources Ltd.                               486,000         320,808
                                                   Wilmar International Ltd.                                 78,900         293,179
                                                                                                                      -------------
                                                                                                                            613,987
----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 0.0%            Parkway Holdings Ltd.                                    109,706         187,183
----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.0%               Genting International Plc (a)                            149,388   $      63,761
----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.2%                    Fraser and Neave Ltd.                                     68,096         227,183
                                                   Keppel Corp. Ltd.                                        112,616         923,729
                                                   SembCorp Industries Ltd.                                  81,590         250,459
                                                                                                                      -------------
                                                                                                                          1,401,371
----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.1%                                   Cosco Corp. (Singapore) Ltd.                              75,002         176,985
                                                   SembCorp Marine Ltd.                                      87,197         259,923
                                                                                                                      -------------
                                                                                                                            436,908
----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.0%                                      Neptune Orient Lines Ltd.                                 44,200         105,128
----------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                                       Singapore Press Holdings Ltd.                            130,316         407,460
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) - 0.0%       Ascendas Real Estate Investment Trust                    117,152         189,946
                                                   Capita Commercial Trust                                   38,000          53,434
                                                   CapitaMall Trust                                          76,000         167,628
                                                                                                                      -------------
                                                                                                                            411,008
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management & Development - 0.1%        CapitaLand Ltd.                                          149,833         629,611
                                                   City Developments Ltd.                                    46,535         372,486
                                                   Keppel Land Ltd.                                          39,182         143,108
                                                   UOL Group Ltd.                                            20,457          51,049
                                                   Yanlord Land Group Ltd.                                    8,000          10,933
                                                                                                                      -------------
                                                                                                                          1,207,187
----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.0%                                 ComfortDelgro Corp. Ltd.                                 106,816         118,082
----------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.0%            Noble Group Ltd.                                         105,720         185,042
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Singapore                                      12,508,506
----------------------------------------------------------------------------------------------------------------------------------
Spain - 4.0%
----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                                    Iberia Lineas Aereas de Espana                            40,744          97,004
----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.0%                               Grifols SA                                                11,995         382,044
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.6%                            Banco Bilbao Vizcaya Argentaria SA                       297,839       5,674,971
                                                   Banco de Sabadell SA                                      82,738         697,396
                                                   Banco Popular Espanol SA                                  67,496         930,133
                                                   Banco Santander SA                                       521,062       9,506,325
                                                   Bankinter SA                                              25,077         284,423
                                                                                                                      -------------
                                                                                                                         17,093,248
----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.2%                  ACS Actividades de Construccion y Servicios, SA           16,589         830,097
                                                   Acciona SA                                                 2,451         579,388
                                                   Fomento de Construcciones y Contratas SA                   4,036         238,783
                                                   Grupo Ferrovial SA                                         5,895         363,169
                                                   Sacyr Vallehermoso SA                                      5,917         180,631
                                                                                                                      -------------
                                                                                                                          2,192,068
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.1%              Criteria Caixacorp SA                                     76,967         459,276
----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.9%      Telefonica SA                                            357,958       9,472,939
----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.5%                          Iberdrola SA                                             288,776       3,847,604
                                                   Red Electrica de Espana                                    9,318         604,859
                                                   Union Fenosa SA                                           10,924         634,820
                                                                                                                      -------------
                                                                                                                          5,087,283
----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.1%                        Gamesa Corp. Tecnologica SA                               14,600         714,770
----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.1%                               Enagas                                                    15,448   $     436,067
                                                   Gas Natural SDG SA                                         9,650         560,388
                                                                                                                      -------------
                                                                                                                            996,455
----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.0%                                 Indra Sistemas SA                                         11,124         288,394
----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &                      Iberdrola Renovables (a)                                  66,924         515,596
Energy Traders - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.0%                                   Corp. Mapfre SA                                           64,801         309,336
----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.0%                                   Zardoya Otis SA                                            8,218         170,037
----------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                                       Gestevision Telecinco SA                                  10,684         136,054
                                                   Promotora de Informaciones SA                              4,647          49,538
                                                                                                                      -------------
                                                                                                                            185,592
----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.0%                             Acerinox SA                                               13,595         311,939
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.2%                 Repsol YPF SA                                             61,310       2,406,079
----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.1%                            Inditex SA                                                18,581         851,770
----------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.1%               Abertis Infraestructuras SA                               20,326         480,887
                                                   Cintra Concesiones de Infraestructuras de Transporte SA   20,706         231,011
                                                                                                                      -------------
                                                                                                                            711,898
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Spain                                          42,245,728
----------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.1%
----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.0%                           Assa Abloy AB Series B                                    26,377         379,514
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.4%                            Nordea Bank AB                                           170,351       2,334,237
                                                   Skandinaviska Enskilda Banken AB Class A                  39,253         724,181
                                                   Svenska Handelsbanken Class A                             38,912         921,841
                                                   Swedbank AB-A Shares                                      32,500         624,456
                                                                                                                      -------------
                                                                                                                          4,604,715
----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.0%              Securitas AB                                              23,048         266,602
----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.2%                    Telefonaktiebolaget LM Ericsson                          244,889       2,546,473
----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.1%                  Skanska AB Class B                                        31,605         450,761
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.1%              Investor AB                                               40,800         856,572
----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.2%      Tele2 AB                                                  27,266         530,232
                                                   TeliaSonera AB                                           186,701       1,380,279
                                                                                                                      -------------
                                                                                                                          1,910,511
----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 0.0%            Getinge AB Class B                                        12,727         310,298
----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.0%                          Electrolux AB                                             21,644         275,025
                                                   Husqvarna AB                                              19,458         169,252
                                                                                                                      -------------
                                                                                                                            444,277
----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.5%                                   Alfa Laval AB                                             31,868         492,342
                                                   Atlas Copco AB A Shares                                   56,777         830,384
                                                   Atlas Copco AB B Shares                                   33,679         445,403
                                                   SKB AB                                                    35,213         548,800
                                                   Sandvik AB                                                86,550       1,175,913
                                                   Scania AB                                                 30,821         419,634
                                                   Volvo AB B Shares                                         91,479       1,113,945
                                                                                                                      -------------
                                                                                                                          5,026,421
----------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                                       Modern Times Group AB                                      3,610         211,324
----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%                             Boliden AB                                                24,234   $     195,668
                                                   SSAB Svenskt Stal AB Series A                             15,102         484,341
                                                   SSAB Svenskt Stal AB Series B                              6,267         177,095
                                                                                                                      -------------
                                                                                                                            857,104
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.0%                 Lundin Petroleum AB (a)                                   15,302         225,172
----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.1%                     Holmen AB Class B                                          2,345          68,560
                                                   Svenska Cellulosa AB                                      47,900         673,986
                                                                                                                      -------------
                                                                                                                            742,546
----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.2%                            Hennes & Mauritz AB B Shares                              43,380       2,340,364
----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%                                     Swedish Match AB                                          22,550         459,561
----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.1%         Millicom International Cellular SA (b)                     6,405         659,362
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Sweden                                         22,291,577
----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 7.0%
----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.1%                               Actelion Ltd. (a)                                          8,371         446,539
----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.1%                           Geberit AG                                                 3,420         502,121
----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.0%                             Credit Suisse Group AG                                    88,099       4,010,002
                                                   EFG International AG                                       2,886          78,542
                                                   Julius Baer Holding AG Class B                            19,020       1,275,538
                                                   UBS AG (a)                                               247,404       5,155,464
                                                                                                                      -------------
                                                                                                                         10,519,546
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.3%                                   Givaudan SA                                                  579         516,127
                                                   Syngenta AG                                                8,870       2,873,638
                                                                                                                      -------------
                                                                                                                          3,389,765
----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.1%              Adecco SA Registered Shares                               10,606         524,276
                                                   SGS SA                                                       387         551,881
                                                                                                                      -------------
                                                                                                                          1,076,157
----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.0%                     Logitech International SA (a)                             14,816         396,092
----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%                      Holcim Ltd.                                               18,039       1,458,128
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.0%              Pargesa Holding SA                                         2,669         295,921
----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.1%      Swisscom AG                                                1,946         648,142
----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.5%                        ABB Ltd.                                                 184,739       5,229,195
----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.4%                               Lindt & Spruengli AG                                          46         126,765
                                                   Nestle SA Registered Shares                              332,370      14,978,145
                                                                                                                      -------------
                                                                                                                         15,104,910
----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 0.2%            Nobel Biocare Holding AG                                  10,423         338,895
                                                   Sonova Holding AG                                          3,914         323,022
                                                   Straumann Holding AG Registered Shares                       806         192,673
                                                   Synthes, Inc.                                              5,092         700,366
                                                                                                                      -------------
                                                                                                                          1,554,956
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.6%                                   Baloise Holding AG                                         4,953         519,491
                                                   Swiss Life Holding                                         2,970         790,078
                                                   Swiss Reinsurance Co. Registered Shares                   29,988       1,987,958
                                                   Zurich Financial Services AG                              12,266       3,126,048
                                                                                                                      -------------
                                                                                                                          6,423,575
----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.1%              Lonza Group AG Registered Shares                           3,920         541,736
----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.1%                                   Schindler Holding AG                                       3,443   $     255,745
                                                   Sulzer AG                                                  2,630         332,271
                                                                                                                      -------------
                                                                                                                            588,016
----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.0%                                      Kuehne & Nagel International AG                            4,494         425,229
----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 2.0%                             Novartis AG Registered Shares                            195,789      10,774,699
                                                   Roche Holding AG                                          59,298      10,660,139
                                                                                                                      -------------
                                                                                                                         21,434,838
----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 0.0%    OC Oerlikon Corp. AG (a)                                     611         168,599
----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.3%            Compagnie Financiere Richemont AG                         44,496       2,469,340
                                                   The Swatch Group Ltd. Bearer Shares                        2,711         674,110
                                                   The Swatch Group Ltd. Registered Shares                    4,656         217,190
                                                                                                                      -------------
                                                                                                                          3,360,640
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Switzerland                                    73,564,105
----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 21.1%
----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.4%                         BAE Systems Plc                                          295,934       2,597,502
                                                   Cobham Plc                                                77,230         303,122
                                                   Meggitt Plc                                               59,138         249,477
                                                   Rolls-Royce Group Plc                                    154,373       1,043,369
                                                                                                                      -------------
                                                                                                                          4,193,470
----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                                    British Airways Plc                                       49,991         212,928
----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.0%                             GKN Plc                                                   59,800         263,936
----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.5%                                   Diageo Plc                                               212,442       3,892,184
                                                   SABMiller Plc                                             76,010       1,736,587
                                                                                                                      -------------
                                                                                                                          5,628,771
----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.3%                             3i Group Plc                                              32,473         531,195
                                                   ICAP Plc                                                  44,606         477,785
                                                   Investec Plc                                              23,724         144,451
                                                   Man Group Plc                                            144,903       1,790,032
                                                   Schroders Plc                                             11,024         199,618
                                                                                                                      -------------
                                                                                                                          3,143,081
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.1%                                   Johnson Matthey Plc                                       18,342         671,174
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 3.1%                            Alliance & Leicester Plc                                  36,611         213,667
                                                   Barclays Plc                                             560,307       3,178,883
                                                   HBOS Plc                                                 314,882       1,723,918
                                                   HSBC Holdings Plc                                        991,430      15,265,566
                                                   Lloyds TSB Group Plc                                     467,080       2,865,653
                                                   Royal Bank of Scotland Group Plc                       1,341,311       5,710,136
                                                   Standard Chartered Plc                                   121,720       3,447,040
                                                                                                                      -------------
                                                                                                                         32,404,863
----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.3%              Capita Group  Plc                                         52,132         711,149
                                                   Experian Group Ltd.                                       87,238         645,204
                                                   Group 4 Securicor Plc                                    105,831         425,082
                                                   Hays Plc                                                  87,373         156,646
                                                   Rentokil Initial Plc                                     159,006         313,187
                                                   Serco Group Plc                                           45,013         399,439
                                                                                                                      -------------
                                                                                                                          2,650,707
----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.0%                  Balfour Beatty Plc                                        42,120         354,325
----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.0%                            Cattles Plc                                                    1               3
----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.1%                      Rexam Plc                                                 55,448   $     425,954
----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.0%                                Inchcape Plc                                              29,040         183,807
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.0%              London Stock Exchange Group Plc                           12,046         185,993
----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.3%      BT Group Plc                                             657,348       2,604,202
                                                   Cable & Wireless Plc                                     212,106         633,988
                                                                                                                      -------------
                                                                                                                          3,238,190
----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.3%                          British Energy Group Plc                                  87,231       1,227,166
                                                   Scottish & Southern Energy Plc                            72,982       2,033,479
                                                                                                                      -------------
                                                                                                                          3,260,645
----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.1%                 Amec Plc                                                  28,017         493,694
----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.6%                    J Sainsbury Plc                                           86,825         548,107
                                                   Tesco Plc                                                652,982       4,776,106
                                                   William Morrison Supermarkets Plc                        212,662       1,121,079
                                                                                                                      -------------
                                                                                                                          6,445,292
----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.5%                               Associated British Foods Plc                              32,549         490,280
                                                   Cadbury Plc                                              114,256       1,433,166
                                                   Tate & Lyle Plc                                           34,772         274,002
                                                   Unilever Plc                                             107,360       3,050,295
                                                                                                                      -------------
                                                                                                                          5,247,743
----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 0.1%            Smith & Nephew Plc                                        75,865         832,346
----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.3%               Carnival Plc                                              13,913         441,717
                                                   Compass Group Plc                                        156,263       1,175,399
                                                   Enterprise Inns Plc                                       43,183         347,514
                                                   Intercontinental Hotels Group Plc                         22,874         304,866
                                                   Ladbrokes Plc                                             53,298         270,808
                                                   Mitchells & Butlers Plc                                   32,230         130,883
                                                   Punch Taverns Plc                                         23,685         147,199
                                                   TUI Travel Plc                                            39,184         159,233
                                                   Thomas Cook Group Plc                                     28,091         130,234
                                                   Whitbread Plc                                             15,737         383,764
                                                   William Hill Plc                                          24,638         156,253
                                                                                                                      -------------
                                                                                                                          3,647,870
----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.0%                          Berkeley Group Holdings Plc                                3,735          50,429
                                                   Persimmon Plc                                             26,158         163,723
                                                   Taylor Wimpey Plc                                         90,344         110,672
                                                                                                                      -------------
                                                                                                                            324,824
----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.2%                          Reckitt Benckiser Plc                                     49,749       2,512,722
----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.0%                                 LogicaCMG Plc                                            113,156         242,300
----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &                      International Power Plc                                  127,582       1,092,955
Energy Traders - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.1%                    Smiths Group Plc                                          33,240         716,210
                                                   Tomkins Plc                                               78,603         235,326
                                                                                                                      -------------
                                                                                                                            951,536
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.8%                                   Aviva Plc                                                220,953       2,190,549
                                                   Friends Provident Plc                                    211,595         427,873
                                                   Legal & General Group Plc                                523,156       1,038,111
                                                   Old Mutual Plc                                           425,976         781,977

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
----------------------------------------------------------------------------------------------------------------------------------
                                                   Prudential Plc                                           208,046   $   2,194,414
                                                   Royal & Sun Alliance Insurance Group                     277,691         691,327
                                                   Standard Life Plc                                        185,164         769,784
                                                                                                                      -------------
                                                                                                                          8,094,035
----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.0%                   Home Retail Group                                         75,895         327,957
----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.1%                                   IMI Plc                                                   24,844         214,544
                                                   Invensys Plc                                              69,841         360,865
                                                                                                                      -------------
                                                                                                                            575,409
----------------------------------------------------------------------------------------------------------------------------------
Media - 0.4%                                       British Sky Broadcasting Plc                              96,602         905,417
                                                   Daily Mail & General Trust                                24,362         151,352
                                                   ITV Plc                                                  287,054         254,175
                                                   Pearson Plc                                               68,799         838,386
                                                   Reed Elsevier Plc                                         93,359       1,063,871
                                                   Thomson Reuters Plc                                       17,404         464,167
                                                   United Business Media Plc (a)                             15,334         165,405
                                                   WPP Group Plc                                             94,871         906,552
                                                                                                                      -------------
                                                                                                                          4,749,325
----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 3.0%                             Anglo American Plc                                       110,084       7,731,603
                                                   Antofagasta Plc                                           35,808         465,601
                                                   BHP Billiton Plc                                         184,422       7,072,581
                                                   Kazakhmys Plc                                             18,478         582,608
                                                   Lonmin Plc                                                13,820         872,125
                                                   Rio Tinto Plc Registered Shares                           83,246      10,025,058
                                                   Vedanta Resources Plc                                     12,806         553,036
                                                   Xstrata Plc                                               53,315       4,247,091
                                                                                                                      -------------
                                                                                                                         31,549,703
----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.5%                             Centrica Plc                                             310,775       1,911,416
                                                   National Grid Plc                                        209,935       2,751,880
                                                   United Utilities Plc                                      74,780       1,017,606
                                                                                                                      -------------
                                                                                                                          5,680,902
----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.1%                            Marks & Spencer Group Plc                                136,343         886,573
                                                   Next Plc                                                  17,289         332,354
                                                                                                                      -------------
                                                                                                                          1,218,927
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 4.6%                 BG Group Plc                                             278,189       7,229,421
                                                   BP Plc                                                 1,577,445      18,283,499
                                                   Cairn Energy Plc (a)                                      11,821         758,672
                                                   Royal Dutch Shell Plc                                    297,074      12,177,494
                                                   Royal Dutch Shell Plc Class B                            230,059       9,212,270
                                                   Tullow Oil Plc                                            60,972       1,158,643
                                                                                                                      -------------
                                                                                                                         48,819,999
----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.0%                     Mondi Plc                                                 31,143         182,792
----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.5%                             AstraZeneca Plc                                          120,974       5,143,607
                                                   GlaxoSmithKline Plc                                      456,019      10,080,644
                                                   Shire Ltd.                                                49,927         816,176
                                                                                                                      -------------
                                                                                                                         16,040,427
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) - 0.3%       British Land Co. Plc                                      43,680         614,248
                                                   Hammerson Plc                                             24,993         442,685
                                                   Land Securities Group Plc                                 39,450         962,696

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
----------------------------------------------------------------------------------------------------------------------------------
                                                   Liberty International Plc                                 21,929   $     374,258
                                                   Segro Plc                                                 35,377         276,620
                                                                                                                      -------------
                                                                                                                          2,670,507
----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.1%                                 Firstgroup Plc                                            41,732         430,354
                                                   National Express Group Plc                                12,431         234,497
                                                   Stagecoach Group Plc                                      40,760         226,078
                                                                                                                      -------------
                                                                                                                            890,929
----------------------------------------------------------------------------------------------------------------------------------
Software - 0.1%                                    Sage Group Plc                                           112,528         465,845
----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.1%                            The Carphone Warehouse Plc                                32,874         129,181
                                                   Kingfisher Plc                                           201,445         446,602
                                                                                                                      -------------
                                                                                                                            575,783
----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.0%            Burberry Group Plc                                        37,532         337,566
----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.7%                                     British American Tobacco Plc                             125,553       4,330,801
                                                   Imperial Tobacco Group Plc                                83,973       3,119,477
                                                                                                                      -------------
                                                                                                                          7,450,278
----------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.1%            Bunzl Plc                                                 30,014         389,842
                                                   Wolseley Plc                                              57,619         429,308
                                                                                                                      -------------
                                                                                                                            819,150
----------------------------------------------------------------------------------------------------------------------------------
Water Utilities - 0.1%                             Severn Trent Plc                                          20,157         512,930
----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 1.2%         Vodafone Group Plc                                     4,437,083      13,073,020
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in the United Kingdom                            222,644,613
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks  - 97.2%                                       1,026,309,661
----------------------------------------------------------------------------------------------------------------------------------
                                                   Exchange-Traded Funds
----------------------------------------------------------------------------------------------------------------------------------
United States - 3.8%
----------------------------------------------------------------------------------------------------------------------------------
                                                   iShares MSCI EAFE Index Fund                             580,230      39,861,801
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Exchange-Traded Funds - 3.8%                                    39,861,801
----------------------------------------------------------------------------------------------------------------------------------
                                                   Preferred Stocks
----------------------------------------------------------------------------------------------------------------------------------
Germany - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.1%                                 Volkswagen AG, 4.35%                                       8,663       1,254,469
----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.1%                          Henkel KGaA, 1.75%                                        15,284         607,358
----------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                                       ProSieben SAT.1 Media AG, 2.24%                            4,674          46,726
----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.0%                             RWE AG, 3.50%                                              2,624         263,966
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Preferred Stocks - 0.2%                                          2,172,519
----------------------------------------------------------------------------------------------------------------------------------
                                                   Rights
----------------------------------------------------------------------------------------------------------------------------------
Japan - 0.0%
----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.0%                             Dowa Mining Co., Ltd. (c)(d)                               7,000               0
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Rights in Japan                                                          0
----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 0.0%
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.0%                            Barclays Plc (e)                                         116,551          22,054
                                                   HBOS Plc (f)                                             125,952          26,969
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Rights in the United Kingdom                                        49,023
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Rights - 0.0 %                                                      49,023
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Long-Term Investments
                                                   (Cost - $921,272,409) - 101.2%                                     1,068,393,004
----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Beneficial
                                                                                                          Interest
                                                   Short-Term Securities                                    (000)          Value
----------------------------------------------------------------------------------------------------------------------------------
                                                   BlackRock Liquidity Series, LLC
                                                   Cash Sweep Series, 2.56% (g)(h)                        $ 7,111    $    7,110,912
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Short-Term Securities
                                                   (Cost - $7,110,912) - 0.7%                                             7,110,912
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments (Cost - $928,383,321*) - 101.9%                  1,075,503,916

                                                   Liabilities in Excess of Other Assets - (1.9%)                       (19,567,874)
                                                                                                                     --------------
                                                   Net Assets - 100.0%                                               $1,055,936,042
                                                                                                                     ==============

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 941,324,811
                                                                  =============
      Gross unrealized appreciation                               $ 204,863,295
      Gross unrealized depreciation                                 (70,684,190)
                                                                  -------------
      Net unrealized appreciation                                 $ 134,179,105
                                                                  =============

(a)   Non-income producing security.
(b)   Depositary receipts.
(c)   Security is fair valued.
(d)   The rights may be exercised until January 29, 2010.
(e)   The rights may be exercised until July 14, 2008.
(f)   The rights may be exercised until July 18, 2008.
(g)   Represents the current yield as of report date.
(h) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------
                                                            Net
                                                          Activity     Interest
      Affiliate                                            (000)        Income
      -------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series  $ (6,418)    $ 233,820
      -------------------------------------------------------------------------

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

o     Financial futures contracts purchased as of June 30, 2008 were as follows:

      --------------------------------------------------------------------------------------------------------
      Number of                                             Expiration              Face           Unrealized
      Contracts         Issue               Exchange           Date                Value          Depreciation
      --------------------------------------------------------------------------------------------------------
        43      OMX Stock Index Future     Stockholm          July 2008         $   681,701       $    (65,880)
       108         DJ Euro Stoxx 50          Eurex         September 2008       $ 5,955,728           (208,334)
        45       FTSE 100 Index Future       LIFFE         September 2008       $ 5,163,908           (101,464)
        22        SPI 200 Index Future      Sydney         September 2008       $ 2,836,241            (98,183)
        48         TOPIX Index Future        Tokyo         September 2008       $ 6,252,247           (292,083)
      --------------------------------------------------------------------------------------------------------
      Total                                                                                       $   (765,944)
                                                                                                  ============

Master International Index Series of Quantitative Master Series LLC Schedule of Investments June 30, 2008 (Unaudited)

o     Forward foreign currency contracts as of June 30, 2008 were as follows:

      -------------------------------------------------------------------------
                                                                    Unrealized
      Currency                    Currency            Settlement   Appreciation
      Purchased                   Sold                  Date      (Depreciation)
      -------------------------------------------------------------------------
      AUD            3,186,150    $        2,987,612    8/14/08       $  47,781
      CHF            1,813,000    $        1,737,942    8/14/08          37,724
      EUR           10,821,500    $       16,745,401    8/14/08         252,441
      EUR              620,000    $          966,856    8/14/08           7,008
      EUR               53,000    $           81,915    8/14/08           1,334
      GBP              301,000    $          597,612    8/14/08            (206)
      GBP            4,440,000    $        8,633,170    8/14/08         179,075
      JPY           87,113,000    $          816,306    8/14/08           6,180
      JPY        1,363,174,000    $       13,085,321    8/14/08        (214,789)
      SEK            4,841,000    $          802,622    8/14/08            (836)
      $              1,618,334    AUD      1,715,000    8/14/08         (15,519)
      $              1,106,877    CHF      1,147,000    8/14/08         (16,504)
      $                196,463    CHF        203,000    8/14/08          (2,357)
      $                427,888    EUR        276,000    8/14/08          (5,638)
      $             13,332,680    EUR      8,586,000    8/14/08        (153,756)
      $                390,860    GBP        200,000    8/14/08          (6,088)
      $              6,040,685    GBP      3,085,000    8/14/08         (82,238)
      $             10,281,351    JPY  1,070,553,000    8/14/08         173,627
      $                294,678    JPY      1,780,000    8/14/08            (132)
      -------------------------------------------------------------------------
      Total                                                           $ 207,107
                                                                      =========

o     Currency Abbreviations:

      AUD   Australian Dollar           GBP   British Pound
      CHF   Swiss Franc                 JPY   Japanese Yen
      EUR   Euro                        SEK   Swedish Krona

Master International Index Series of Quantitative Master Series LLC Schedule of Investments June 30, 2008 (Unaudited)

o Effective January 1, 2008, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities

            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series' own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series' policy regarding valuation of investments and other significant accounting policies, please refer to the Series' most recent financial statements as contained in its semiannual report.

      The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Series' investments:

            -------------------------------------------------------------------
            Valuation                   Investments in          Other Financial
            Inputs                        Securities              Instruments*
            -------------------------------------------------------------------
            Level 1                     $   41,426,133           $ (765,944)
            Level 2                      1,034,077,783              207,107
            Level 3                                 --                   --
            -------------------------------------------------------------------
            Total                       $1,075,503,916           $ (558,837)
            ===================================================================
            * Other financial instruments are futures and forward foreign currency contracts.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust's Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.
     (a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

     (b) There were no changes in the Trust's internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.
     (a)(1)   Not Applicable.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

     (a)(3)  Not Applicable.

     (b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: September 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: September 5, 2008


By /s/ Rebecca L. Harris
   ---------------------
   Rebecca L. Harris
   Treasurer

Date: September 5, 2008